UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2014

Item 1. Reports to Stockholders

Fidelity®

Series Broad Market Opportunities

Fund

Annual Report

September 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity ® Series Broad Market Opportunities Fund	16.46%	15.04%	7.15%

A From August 21, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Series Broad Market Opportunities Fund on August 21, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a strong gain for the 12 months ending September 30, 2014, supported at home by low interest rates, and globally by new stimulus efforts in Europe and China. The broad-market S&P 500® Index rose 19.73%, with growth stocks in the index beating value stocks. The tech-heavy Nasdaq Composite Index® rose 20.61%, whereas the small-cap Russell 2000® Index returned just 3.93%, amid growth and valuation concerns. Information technology (+29%) was the top sector in the S&P 500®, driven by strong results among semiconductor and hardware/equipment stocks. Health care (+28%) rose broadly, lifted by biotechnology and life sciences names. Materials (+20%) benefited from growth in housing construction, as well as a manufacturing revival fueled by low-cost North American shale oil. Conversely, energy stocks (+12%) lagged the index due to a sharp drop in crude oil prices since June, amid weak global demand and a U.S.-led surge in supply that threatened profits in the sector. Three traditionally defensive sectors - consumer staples, utilities and telecommunication services - also trailed the broad-market advance. Volatility was generally tame, with markets supported by declining unemployment, near-record corporate profits, muted inflation and low company debt levels that tended to overshadow geopolitical tension.

Comments from Geoff Stein and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity® Series Broad Market Opportunities Fund: For the year, the fund rose 16.46%, trailing the 17.69% gain of the Dow Jones U.S. Total Stock Market IndexSM. Six of 10 underlying equity sector central funds outpaced their respective components of the benchmark. Health care was by far the top sector contributor, fueled by superior stock picks in pharmaceuticals, biotech & life science. Financials was a distant second. On the downside, information technology was the biggest detractor. Industrials also notably hampered the fund's relative performance. The biggest individual detractors were not holding Intel, and index component and the dominant supplier of PC microprocessors, and underweighting software giant and index heavyweight Microsoft. On the plus side, the stocks of biotechnology firms Shire - which was not in the benchmark - and InterMune were the top contributors. We increased our exposure to Microsoft because we liked the new CEO's efforts to re-make the company. We sold our position in InterMune.

Note to shareholders: Peter Dixon was named a co-manager on July 1, 2014, and is responsible for the fund's consumer discretionary investments, replacing Gordon Scott.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund's also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Actual	1.00%	$ 1,000.00	$ 1,039.90	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	1.5
Exxon Mobil Corp.	1.2	1.1
Bank of America Corp.	1.0	1.1
The Coca-Cola Co.	1.0	0.9
JPMorgan Chase & Co.	1.0	1.0
Facebook, Inc. Class A	1.0	1.0
Citigroup, Inc.	1.0	0.8
British American Tobacco PLC sponsored ADR	0.9	1.1
Berkshire Hathaway, Inc. Class B	0.9	0.7
Actavis PLC	0.9	0.8
	11.0
Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stocks 97.9%	Stocks 97.5%
Convertible Securities 0.1%	Convertible Securities 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 2.0%	Short-Term Investments and Net Other Assets (Liabilities) 2.5%

At period end, investments in foreign securities, including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 16.0% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 100.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	7,762	$ 1,659,146
Fidelity Consumer Staples Central Fund (a)	5,954	1,221,444
Fidelity Energy Central Fund (a)	8,260	1,278,487
Fidelity Financials Central Fund (a)	34,101	2,861,099
Fidelity Health Care Central Fund (a)	6,401	1,983,192
Fidelity Industrials Central Fund (a)	7,460	1,618,478
Fidelity Information Technology Central Fund (a)	11,079	2,913,254
Fidelity Materials Central Fund (a)	2,577	592,487
Fidelity Telecom Services Central Fund (a)	2,083	341,255
Fidelity Utilities Central Fund (a)	3,664	568,417
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $12,211,100)		15,037,259
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(32,357)
NET ASSETS - 100%		$ 15,004,902
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 15,103
Fidelity Consumer Staples Central Fund	27,771
Fidelity Energy Central Fund	16,297
Fidelity Financials Central Fund	37,509
Fidelity Health Care Central Fund	7,307
Fidelity Industrials Central Fund	19,520
Fidelity Information Technology Central Fund	16,177
Fidelity Materials Central Fund	7,400
Fidelity Telecom Services Central Fund	11,959
Fidelity Utilities Central Fund	11,690
Total	$ 170,733
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 926,450	$ 941,918	$ 306,201	$ 1,659,146	0.1%
Fidelity Consumer Staples Central Fund	656,643	665,098	220,180	1,221,444	0.1%
Fidelity Energy Central Fund	680,945	821,930	274,468	1,278,487	0.1%
Fidelity Financials Central Fund	1,381,437	1,526,962	318,090	2,861,099	0.1%
Fidelity Health Care Central Fund	949,022	896,842	340,542	1,983,192	0.1%
Fidelity Industrials Central Fund	828,678	857,143	146,088	1,618,478	0.1%
Fidelity Information Technology Central Fund	1,324,236	1,599,523	351,484	2,913,254	0.1%
Fidelity Materials Central Fund	292,094	306,966	43,910	592,487	0.1%
Fidelity Telecom Services Central Fund	189,932	223,013	81,815	341,255	0.1%
Fidelity Utilities Central Fund	293,752	305,309	102,536	568,417	0.1%
Total	$ 7,523,189	$ 8,144,704	$ 2,185,314	$ 15,037,259
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited}:
United States of America	84.0%
Ireland	2.7%
United Kingdom	2.2%
Cayman Islands	1.5%
Bermuda	1.2%
Japan	1.2%
Others (Individually Less Than 1%)	7.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Total Investments (cost $12,211,100)		$ 15,037,259
Cash		3
Receivable for investments sold		6,803
Receivable for fund shares sold		54,593
Other receivables		105
Total assets		15,098,763

Liabilities
Payable for investments purchased	$ 36,096
Payable for fund shares redeemed	22,035
Accrued management fee	7,448
Audit fees payable	20,723
Custody fees payable	5,588
Other affiliated payables	1,964
Other payables and accrued expenses	7
Total liabilities		93,861

Net Assets		$ 15,004,902
Net Assets consist of:
Paid in capital		$ 12,199,839
Undistributed net investment income		42,932
Accumulated undistributed net realized gain (loss) on investments		(64,028)
Net unrealized appreciation (depreciation) on investments		2,826,159
Net Assets, for 960,069 shares outstanding		$ 15,004,902
Net Asset Value, offering price and redemption price per share ($15,004,902 ÷ 960,069 shares)		$ 15.63

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2014

Investment Income
Income from Fidelity Central Funds		$ 170,733

Expenses
Management fee	$ 65,571
Transfer agent fees	14,772
Accounting fees and expenses	4,634
Custodian fees and expenses	13,937
Independent trustees' compensation	47
Audit	30,253
Legal	28
Miscellaneous	432
Total expenses before reductions	129,674
Expense reductions	(11,010)	118,664
Net investment income (loss)		52,069
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds		(17,058)
Change in net unrealized appreciation (depreciation) on investment securities		1,571,732
Net gain (loss)		1,554,674
Net increase (decrease) in net assets resulting from operations		$ 1,606,743

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 52,069	$ 40,715
Net realized gain (loss)	(17,058)	446,778
Change in net unrealized appreciation (depreciation)	1,571,732	834,942
Net increase (decrease) in net assets resulting from operations	1,606,743	1,322,435
Distributions to shareholders from net investment income	(38,985)	(33,770)
Distributions to shareholders from net realized gain	(89,016)	(4,894)
Total distributions	(128,001)	(38,664)
Share transactions Proceeds from sales of shares	9,712,828	3,253,769
Reinvestment of distributions	128,001	38,664
Cost of shares redeemed	(3,814,487)	(2,207,762)
Net increase (decrease) in net assets resulting from share transactions	6,026,342	1,084,671
Total increase (decrease) in net assets	7,505,084	2,368,442

Net Assets
Beginning of period	7,499,818	5,131,376
End of period (including undistributed net investment income of $42,932 and undistributed net investment income of $28,474, respectively)	$ 15,004,902	$ 7,499,818
Other Information Shares
Sold	651,934	264,963
Issued in reinvestment of distributions	9,130	3,531
Redeemed	(252,245)	(179,104)
Net increase (decrease)	408,819	89,390

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.11	$ 8.65	$ 8.95	$ 8.04
Income from Investment Operations
Net investment income (loss) B	.07	.08	.07	.03	.03
Net realized and unrealized gain (loss)	2.15	2.50	2.44	(.28)	.93
Total from investment operations	2.22	2.58	2.51	(.25)	.96
Distributions from net investment income	(.06)	(.07)	(.04)	(.04)	(.04)
Distributions from net realized gain	(.14)	(.01)	- F	(.01)	(.01)
Total distributions	(.20)	(.08)	(.05) G	(.05)	(.05)
Net asset value, end of period	$ 15.63	$ 13.61	$ 11.11	$ 8.65	$ 8.95
Total Return A	16.46%	23.39%	29.07%	(2.91)%	11.92%
Ratios to Average Net Assets C,E
Expenses before reductions	1.09%	1.40%	1.87%	1.92%	2.18%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	.98%	.98%	.98%	.98%
Net investment income (loss)	.44%	.66%	.64%	.34%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,005	$ 7,500	$ 5,131	$ 3,524	$ 3,736
Portfolio turnover rate D	18%	28%	36%	39%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

G Total distributions of $.05 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2014

1. Organization.

Fidelity Series Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the partnerships (including allocations from Fidelity Central Funds) and capital loss carryforwards.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,927,529
Gross unrealized depreciation	(30,552)
Net unrealized appreciation (depreciation) on securities	$ 1,896,977

Tax Cost	13,140,282

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 233,716
Undistributed long-term capital gain	$ 675,223
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,896,977

The tax character of distributions paid was as follows:

	September 30, 2014	September 30, 2013
Ordinary Income	$ 42,884	$ 38,664
Long-term Capital Gains	85,117	-
Total	$ 128,001	$ 38,664

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $8,144,704 and $2,185,314, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $10,708.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund and the Equity Central Funds include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $302 for the period.

Annual Report

Notes to Financial Statements - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Series Broad Market Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Broad Market Opportunities Fund (a fund of Fidelity Charles Street Trust) at September 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Broad Market Opportunities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2014, $760,341, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Broad Market Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in June 2014.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Series Broad Market Opportunities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio was above the competitive median primarily because of its relatively higher other expenses due to its small fund size.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BMO-ANN-1114
1.848237.107

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Class A, Class T, Class B, and Class C

Annual Report

September 30, 2014

Each Class A, Class T, Class B, and Class C are
classes of Fidelity Asset Manager® Funds

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the funds have done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Asset Manager® 20% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	-1.47%	4.18%	4.29%
Class T (incl. 3.50% sales charge) B	0.55%	4.39%	4.32%
Class B (incl. contingent deferred sales charge) C	-1.32%	4.24%	4.32%
Class C (incl. contingent deferred sales charge) D	2.70%	4.59%	4.26%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 20%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 20%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 20% - Class A on September 30, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. See footnote A above for additional information regarding the performance of Class A.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,400
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$15,220 Fidelity Advisor Asset Manager 20% - Class A
$15,712 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 30% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-0.26%	5.44%	3.11%
Class T (incl. 3.50% sales charge)	1.83%	5.68%	3.19%
Class B (incl. contingent deferred sales charge) B	0.02%	5.57%	3.20%
Class C (incl. contingent deferred sales charge) C	4.09%	5.91%	3.20%

A From October 9, 2007.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 30% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,100
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$12,380 Fidelity Advisor Asset Manager 30% - Class A
$14,032 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 40% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	0.83%	6.49%	3.27%
Class T (incl. 3.50% sales charge)	2.98%	6.72%	3.35%
Class B (incl. contingent deferred sales charge) B	1.10%	6.63%	3.35%
Class C (incl. contingent deferred sales charge) C	5.17%	6.94%	3.36%

A From October 9, 2007.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 40% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
$6,600
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$12,518 Fidelity Advisor Asset Manager 40% - Class A

$14,032 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 50% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	1.75%	7.39%	5.12%
Class T (incl. 3.50% sales charge) B	3.92%	7.63%	5.17%
Class B (incl. contingent deferred sales charge) C	2.17%	7.54%	5.17%
Class C (incl. contingent deferred sales charge) D	6.16%	7.87%	5.11%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 50% - Class A on September 30, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See footnote A above for additional information regarding the performance of Class A.

23,000
20,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$16,484 Fidelity Advisor Asset Manager 50% - Class A
$21,804 S&P 500® Index

Annual Report

Fidelity Advisor Asset Manager 60% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	2.61%	8.11%	3.45%
Class T (incl. 3.50% sales charge)	4.85%	8.36%	3.54%
Class B (incl. contingent deferred sales charge) B	3.01%	8.26%	3.54%
Class C (incl. contingent deferred sales charge) C	6.98%	8.55%	3.54%

A From October 9, 2007.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 60% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

15,000
14,000
12,000
10,000
8,000
7,000
6,000
$4,800
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$12,676 Fidelity Advisor Asset Manager 60% - Class A

$14,680 S&P 500 Index

Annual Report

Fidelity Advisor Asset Manager 70% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	3.35%	8.93%	5.49%
Class T (incl. 3.50% sales charge) B	5.55%	9.18%	5.58%
Class B (incl. contingent deferred sales charge)C	3.79%	9.06%	5.60%
Class C (incl. contingent deferred sales charge) D	7.82%	9.42%	5.64%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 70% - Class A on September 30, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote A above for additional information regarding the performance of Class A.

23,000
20,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$17,066 Fidelity Advisor Asset Manager 70% - Class A
$21,804 S&P 500 Index

Annual Report

Fidelity Advisor Asset Manager 85% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	4.84%	10.00%	6.45%
Class T (incl. 3.50% sales charge) B	7.03%	10.22%	6.47%
Class B (incl. contingent deferred sales charge) C	5.37%	10.14%	6.48%
Class C (incl. contingent deferred sales charge) D	9.37%	10.46%	6.42%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 85% - Class A on September 30, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote A above for additional information regarding the performance of Class A.

23,000
20,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$18,676 Fidelity Advisor Asset Manager 85% - Class A

$21,804 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a solid gain for the 12 months ending September 30, 2014, supported at home by low interest rates, and globally by new stimulus efforts in Europe and China. The broad-market S&P 500® Index rose 19.73%, with growth stocks in the index beating value stocks. The tech-heavy Nasdaq Composite Index® rose 20.61%, whereas the small-cap Russell 2000® Index returned just 3.93%, due to valuation concerns, as well as the fear of eventually rising interest rates that could raise the cost of borrowing, especially for smaller, earlier-stage companies. Information technology (+29%) was the top sector in the S&P 500®, driven by strong results among semiconductor and hardware/equipment stocks. Health care (+28%) rose broadly, lifted by biotechnology and life sciences names. Materials (+20%) benefited from growth in housing construction, as well as a manufacturing revival fueled by low-cost North American shale oil. Conversely, energy stocks (+12%) lagged the index due to a sharp drop in crude oil prices since June, amid weak global demand and a U.S.-led surge in supply that threatened profits in the sector. Three traditionally defensive sectors - consumer staples, utilities and telecommunication services - each posted a double-digit return, but lagged the broad-market advance. Volatility was generally tame, with markets supported by declining unemployment, near-record corporate profits, muted inflation and low company debt levels. However, volatility spiked in July and again in September on depressed earnings outlooks in some sectors, as well as rising geopolitical tension, including the crisis in Ukraine, strained East-West relations and renewed conflict in the Middle East.

Meanwhile, U.S. taxable investment-grade bonds notched a gain for the 12-month period, driven by yield-advantaged sectors and easy monetary policy. The Barclays® U.S. Aggregate Bond Index rose 3.96% on the strength of longer-maturity bonds, which benefited the most from a decline in long-term interest rates. Among sectors in the Barclays index, high-grade credit was the biggest gainer, returning 6.64%, supported by solid corporate fundamentals and a low default rate. Lower-quality corporate issues received a strong bid in the market for much of the period, before a bout of profit-taking emerged on valuation concerns during the summer. Still, The BofA Merrill LynchSM US High Yield Constrained Index rose 7.23% for the full year.

Comments from Geoff Stein, Portfolio Manager of Fidelity Advisor Asset Manager® Funds: For the year, the Class A, Class T, Class B and Class C shares of the seven Advisor Asset Manager Funds (excluding sales charges) posted mixed results versus their respective Composite benchmarks. (For specific portfolio results, please refer to the performance section of this shareholder update.) Relative to the benchmarks, asset allocation and security selection contributed more to the more fixed-income-oriented Funds, driven by underweightings in cash, overweightings in U.S. stocks and favorable selections in investment-grade bonds. From an asset-allocation perspective, I succeeded with my core strategy of maintaining sizable underweightings in cash and moderate underweightings in investment-grade bonds in favor of overweighting U.S. equities and holding small positions in better-performing fixed-income categories, such as high-yield bonds. My equities allocation strategy - overweighting domestic, underweighting foreign and maintaining a small allocation to emerging-markets (EM) stocks - helped in most of the Funds, but nicked the relative return of the 85% Fund because of the EM equities position. We started increasing the Funds' EM equities allocations in March, around the time the performance of the asset class began to improve. EM stocks did quite well until September, when they sharply declined amid a rapidly strengthening U.S. dollar and falling commodity prices. On a standalone basis, the return of the Treasury Inflation-Protected Securities' (TIPS) central fund lagged the Funds' composite benchmarks due to moderating inflation expectations during the latter months of the period, and was a modest detractor. Turning to security selection, virtually all the contribution here came from investment-grade bonds, led by solid picks in corporate bonds - particularly those issued by industrial companies - government-related securities and asset-backed securities. In terms of notable positioning shifts, I reduced the Funds' domestic equities overweightings in April.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Fidelity Asset Manager 20%
Class A	.82%
Actual		$ 1,000.00	$ 1,011.90	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15
Class T	1.09%
Actual		$ 1,000.00	$ 1,010.60	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.52
Class B	1.58%
Actual		$ 1,000.00	$ 1,008.00	$ 7.95
HypotheticalA		$ 1,000.00	$ 1,017.15	$ 7.99
Class C	1.60%
Actual		$ 1,000.00	$ 1,007.30	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,017.05	$ 8.09
Asset Manager 20%	.52%
Actual		$ 1,000.00	$ 1,012.70	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.64
Institutional Class	.56%
Actual		$ 1,000.00	$ 1,013.10	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.26	$ 2.84
	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Fidelity Asset Manager 30%
Class A	.85%
Actual		$ 1,000.00	$ 1,014.30	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Class T	1.12%
Actual		$ 1,000.00	$ 1,013.00	$ 5.65
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.67
Class B	1.62%
Actual		$ 1,000.00	$ 1,010.30	$ 8.16
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.19
Class C	1.61%
Actual		$ 1,000.00	$ 1,010.60	$ 8.11
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.14
Asset Manager 30%	.55%
Actual		$ 1,000.00	$ 1,016.00	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.31	$ 2.79
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,015.60	$ 3.08
HypotheticalA		$ 1,000.00	$ 1,022.01	$ 3.09
Fidelity Asset Manager 40%
Class A	.85%
Actual		$ 1,000.00	$ 1,015.60	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Class T	1.11%
Actual		$ 1,000.00	$ 1,015.00	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.62
Class B	1.59%
Actual		$ 1,000.00	$ 1,011.70	$ 8.02
HypotheticalA		$ 1,000.00	$ 1,017.10	$ 8.04
Class C	1.61%
Actual		$ 1,000.00	$ 1,012.00	$ 8.12
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.14
Asset Manager 40%	.55%
Actual		$ 1,000.00	$ 1,017.00	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.31	$ 2.79
Institutional Class	.56%
Actual		$ 1,000.00	$ 1,017.70	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.26	$ 2.84
	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Fidelity Asset Manager 50%
Class A	.95%
Actual		$ 1,000.00	$ 1,016.40	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.31	$ 4.81
Class T	1.22%
Actual		$ 1,000.00	$ 1,015.20	$ 6.16
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.17
Class B	1.70%
Actual		$ 1,000.00	$ 1,012.70	$ 8.58
HypotheticalA		$ 1,000.00	$ 1,016.55	$ 8.59
Class C	1.72%
Actual		$ 1,000.00	$ 1,012.80	$ 8.68
HypotheticalA		$ 1,000.00	$ 1,016.44	$ 8.69
Asset Manager 50%	.66%
Actual		$ 1,000.00	$ 1,017.90	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,021.76	$ 3.35
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,017.70	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.51	$ 3.60
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$ 1,000.00	$ 1,016.80	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.22
Class T	1.30%
Actual		$ 1,000.00	$ 1,015.90	$ 6.57
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.58
Class B	1.81%
Actual		$ 1,000.00	$ 1,012.30	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,015.99	$ 9.15
Class C	1.79%
Actual		$ 1,000.00	$ 1,012.50	$ 9.03
HypotheticalA		$ 1,000.00	$ 1,016.09	$ 9.05
Asset Manager 60%	.72%
Actual		$ 1,000.00	$ 1,018.50	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.46	$ 3.65
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,017.60	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.21	$ 3.90
	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Fidelity Asset Manager 70%
Class A	1.03%
Actual		$ 1,000.00	$ 1,016.80	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.22
Class T	1.29%
Actual		$ 1,000.00	$ 1,015.30	$ 6.52
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.53
Class B	1.86%
Actual		$ 1,000.00	$ 1,012.40	$ 9.38
HypotheticalA		$ 1,000.00	$ 1,015.74	$ 9.40
Class C	1.79%
Actual		$ 1,000.00	$ 1,012.50	$ 9.03
HypotheticalA		$ 1,000.00	$ 1,016.09	$ 9.05
Asset Manager 70%	.72%
Actual		$ 1,000.00	$ 1,018.20	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.46	$ 3.65
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,018.20	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85
Fidelity Asset Manager 85%
Class A	1.04%
Actual		$ 1,000.00	$ 1,017.30	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.27
Class T	1.33%
Actual		$ 1,000.00	$ 1,016.20	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.73
Class B	1.82%
Actual		$ 1,000.00	$ 1,013.30	$ 9.19
HypotheticalA		$ 1,000.00	$ 1,015.94	$ 9.20
Class C	1.81%
Actual		$ 1,000.00	$ 1,013.40	$ 9.14
HypotheticalA		$ 1,000.00	$ 1,015.99	$ 9.15
Asset Manager 85%	.74%
Actual		$ 1,000.00	$ 1,018.90	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.36	$ 3.75
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,018.40	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .12%.

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.8	20.6
Fannie Mae	9.5	5.3
Verizon Communications, Inc.	1.7	1.0
Ginnie Mae	1.5	1.5
Freddie Mac	1.3	2.1
	29.8
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 28.1%	U.S. Government and U.S. Government Agency Obligations 29.7%
AAA,AA,A 6.3%	AAA,AA,A 5.9%
BBB 13.5%	BBB 13.0%
BB and Below 5.0%	BB and Below 5.7%
Not Rated 0.3%	Not Rated 0.2%
Equities* 20.4%	Equities** 21.6%
Short-Term Investments and Net Other Assets 26.4%	Short-Term Investments and Net Other Assets 23.9%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
Exxon Mobil Corp.	0.2	0.2
Actavis PLC	0.2	0.1
The Coca-Cola Co.	0.2	0.2
Bank of America Corp.	0.2	0.2
	1.1
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.0	27.2
Energy	4.2	4.5
Consumer Discretionary	4.1	4.6
Information Technology	3.4	3.6
Health Care	3.1	3.3
Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 20.3%	Stock Class and Equity Futures** 23.5%
Bond Class 52.7%	Bond Class 53.2%
Short-Term Class 27.0%	Short-Term Class 23.3%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 12.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 20.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	1,420,216	$ 12,710,937
Fidelity Consumer Discretionary Central Fund (b)	410,237	87,688,111
Fidelity Consumer Staples Central Fund (b)	319,401	65,518,725
Fidelity Emerging Markets Equity Central Fund (b)	224,849	47,724,203
Fidelity Energy Central Fund (b)	402,109	62,238,447
Fidelity Financials Central Fund (b)	1,713,207	143,738,104
Fidelity Health Care Central Fund (b)	346,024	107,208,679
Fidelity Industrials Central Fund (b)	360,821	78,280,164
Fidelity Information Technology Central Fund (b)	537,137	141,245,501
Fidelity International Equity Central Fund (b)	2,774,894	219,577,330
Fidelity Materials Central Fund (b)	128,140	29,465,736
Fidelity Telecom Services Central Fund (b)	98,096	16,072,988
Fidelity Utilities Central Fund (b)	187,188	29,040,280
TOTAL EQUITY CENTRAL FUNDS (Cost $672,164,145)		1,040,509,205
Fixed-Income Central Funds - 54.6%

High Yield Fixed-Income Funds - 4.6%
Fidelity Emerging Markets Debt Central Fund (b)	2,515,371	25,304,631
Fidelity Floating Rate Central Fund (b)	953,352	102,180,290
Fidelity High Income Central Fund 1 (b)	1,037,117	105,785,945
TOTAL HIGH YIELD FIXED-INCOME FUNDS		233,270,866
Investment Grade Fixed-Income Funds - 50.0%
Fidelity Inflation-Protected Bond Index Central Fund (b)	696,429	69,036,967
Fidelity Investment Grade Bond Central Fund (b)	22,799,492	2,441,369,579
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,510,406,546
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,589,987,037)		2,743,677,412
Money Market Central Funds - 24.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a)	496,561,710	$ 496,561,710
Fidelity Money Market Central Fund, 0.26% (a)	745,658,361	745,658,361
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,242,220,071)		1,242,220,071
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 10/16/14 (Cost $569,995)	$ 570,000	569,998
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,504,941,248)	5,026,976,686
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,020,384)
NET ASSETS - 100%	$ 5,025,956,302
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 439,531
Fidelity Commodity Strategy Central Fund	11,541
Fidelity Consumer Discretionary Central Fund	935,165
Fidelity Consumer Staples Central Fund	1,725,741
Fidelity Emerging Markets Debt Central Fund	1,509,887
Fidelity Emerging Markets Equity Central Fund	340,187
Fidelity Energy Central Fund	976,256
Fund	Income earned
Fidelity Financials Central Fund	$ 2,345,124
Fidelity Floating Rate Central Fund	6,731,849
Fidelity Health Care Central Fund	471,176
Fidelity High Income Central Fund 1	6,254,351
Fidelity Industrials Central Fund	1,217,934
Fidelity Inflation-Protected Bond Index Central Fund	41
Fidelity Information Technology Central Fund	963,119
Fidelity International Equity Central Fund	7,507,537
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	62,925,522
Fidelity Materials Central Fund	463,319
Fidelity Money Market Central Fund	1,830,207
Fidelity Telecom Services Central Fund	677,724
Fidelity Utilities Central Fund	744,792
Total	$ 98,071,003
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 14,301,970	$ 628,105	$ 1,327,864	$ 12,710,937	3.8%
Fidelity Consumer Discretionary Central Fund	110,266,332	4,819,636	34,541,911	87,688,111	6.1%
Fidelity Consumer Staples Central Fund	77,277,841	4,528,983	24,236,004	65,518,725	5.6%
Fidelity Emerging Markets Debt Central Fund	23,831,998	3,007,580	1,338,126	25,304,631	21.0%
Fidelity Emerging Markets Equity Central Fund	-	50,101,210	594,749	47,724,203	10.4%
Fidelity Energy Central Fund	82,580,559	3,864,201	28,578,010	62,238,447	5.6%
Fidelity Financials Central Fund	159,655,376	11,267,259	46,055,225	143,738,104	6.0%
Fidelity Floating Rate Central Fund	143,112,173	13,608,738	56,254,202	102,180,290	6.2%
Fidelity Health Care Central Fund	111,549,674	3,744,040	39,863,943	107,208,679	5.9%
Fidelity High Income Central Fund 1	100,282,137	10,364,697	5,352,409	105,785,945	23.1%
Fidelity Industrials Central Fund	99,651,511	4,751,453	33,563,082	78,280,164	6.0%
Fidelity Inflation-Protected Bond Index Central Fund	96,103,160	22,948,064	49,500,899	69,036,967	25.4%
Fidelity Information Technology Central Fund	157,914,162	5,810,600	44,651,022	141,245,501	5.7%
Fidelity International Equity Central Fund	226,280,447	47,510,637	57,833,050	219,577,330	7.7%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,332,904,744	294,844,642	224,956,276	2,441,369,579	31.8%
Fidelity Materials Central Fund	33,057,907	1,746,483	8,325,832	29,465,736	6.1%
Fidelity Telecom Services Central Fund	23,024,194	1,364,861	8,932,114	16,072,988	5.6%
Fidelity Utilities Central Fund	32,324,259	1,878,478	10,368,141	29,040,280	6.0%
Total	$ 3,824,118,444	$ 486,789,667	$ 676,272,859	$ 3,784,186,617
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,040,509,205	$ 1,040,509,205	$ -	$ -
Fixed-Income Central Funds	2,743,677,412	2,743,677,412	-	-
Money Market Central Funds	1,242,220,071	1,242,220,071	-	-
U.S. Treasury Obligations	569,998	-	569,998	-
Total Investments in Securities:	$ 5,026,976,686	$ 5,026,406,688	$ 569,998	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.7%
United Kingdom	2.3%
Mexico	1.1%
Others (Individually Less Than 1%)	8.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $569,995)	$ 569,998
Fidelity Central Funds (cost $4,504,371,253)	5,026,406,688
Total Investments (cost $4,504,941,248)		$ 5,026,976,686
Receivable for investments sold		1,272,869
Receivable for fund shares sold		2,581,575
Distributions receivable from Fidelity Central Funds		46,875
Other receivables		8,944
Total assets		5,030,886,949

Liabilities
Payable for investments purchased	$ 97,451
Payable for fund shares redeemed	2,579,848
Accrued management fee	1,732,663
Transfer agent fee payable	355,175
Distribution and service plan fees payable	40,307
Other affiliated payables	98,140
Other payables and accrued expenses	27,063
Total liabilities		4,930,647

Net Assets		$ 5,025,956,302
Net Assets consist of:
Paid in capital		$ 4,677,878,818
Undistributed net investment income		5,091,586
Accumulated undistributed net realized gain (loss) on investments		(179,049,540)
Net unrealized appreciation (depreciation) on investments		522,035,438
Net Assets		$ 5,025,956,302

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,732,550 ÷ 2,857,401 shares)		$ 13.56

Maximum offering price per share (100/94.25 of $13.56)		$ 14.39
Class T: Net Asset Value and redemption price per share ($21,009,555 ÷ 1,552,893 shares)		$ 13.53

Maximum offering price per share (100/96.50 of $13.53)		$ 14.02
Class B: Net Asset Value and offering price per share ($2,083,194 ÷ 154,230 shares)A		$ 13.51

Class C: Net Asset Value and offering price per share ($26,224,808 ÷ 1,945,342 shares)A		$ 13.48

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,923,701,887 ÷ 362,800,351 shares)		$ 13.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,204,308 ÷ 1,046,706 shares)		$ 13.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 1,497
Income from Fidelity Central Funds		98,071,003
Total income		98,072,500

Expenses
Management fee	$ 20,351,318
Transfer agent fees	4,209,296
Distribution and service plan fees	475,794
Accounting fees and expenses	1,169,790
Custodian fees and expenses	2,258
Independent trustees' compensation	20,473
Registration fees	201,179
Audit	36,446
Legal	17,848
Miscellaneous	37,803
Total expenses before reductions	26,522,205
Expense reductions	(23,392)	26,498,813
Net investment income (loss)		71,573,687
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,660
Fidelity Central Funds	43,679,926
Futures contracts	7,648,299
Capital gain distributions from Fidelity Central Funds	470,308
Total net realized gain (loss)		51,842,193
Change in net unrealized appreciation (depreciation) on: Investment securities	105,871,438
Futures contracts	(391,639)
Total change in net unrealized appreciation (depreciation)		105,479,799
Net gain (loss)		157,321,992
Net increase (decrease) in net assets resulting from operations		$ 228,895,679

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,573,687	$ 64,436,359
Net realized gain (loss)	51,842,193	8,720,794
Change in net unrealized appreciation (depreciation)	105,479,799	109,590,957
Net increase (decrease) in net assets resulting from operations	228,895,679	182,748,110
Distributions to shareholders from net investment income	(71,593,620)	(64,845,118)
Distributions to shareholders from net realized gain	(107,790,846)	(95,880,347)
Total distributions	(179,384,466)	(160,725,465)
Share transactions - net increase (decrease)	144,097,358	93,638,244
Total increase (decrease) in net assets	193,608,571	115,660,889

Net Assets
Beginning of period	4,832,347,731	4,716,686,842
End of period (including undistributed net investment income of $5,091,586 and undistributed net investment income of $5,045,522, respectively)	$ 5,025,956,302	$ 4,832,347,731

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 13.37	$ 12.62	$ 12.55	$ 11.80
Income from Investment Operations
Net investment income (loss) C	.16	.14	.18	.19	.22
Net realized and unrealized gain (loss)	.44	.31	.91	.09	.74
Total from investment operations	.60	.45	1.09	.28	.96
Distributions from net investment income	(.15)	(.14)	(.18)	(.20)	(.21)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.46) G	(.40) H	(.34)	(.21) I	(.21) J
Net asset value, end of period	$ 13.56	$ 13.42	$ 13.37	$ 12.62	$ 12.55
Total ReturnA, B	4.54%	3.47%	8.76%	2.22%	8.26%
Ratios to Average Net Assets D, F
Expenses before reductions	.82%	.82%	.84%	.85%	.84%
Expenses net of fee waivers, if any	.82%	.82%	.84%	.85%	.84%
Expenses net of all reductions	.82%	.82%	.83%	.85%	.83%
Net investment income (loss)	1.16%	1.03%	1.36%	1.51%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,733	$ 43,449	$ 46,763	$ 36,016	$ 31,268
Portfolio turnover rateE	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

H Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 13.34	$ 12.60	$ 12.53	$ 11.78
Income from Investment Operations
Net investment income (loss) C	.12	.10	.14	.16	.19
Net realized and unrealized gain (loss)	.43	.33	.90	.09	.74
Total from investment operations	.55	.43	1.04	.25	.93
Distributions from net investment income	(.12)	(.10)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.42)	(.37)	(.30) G	(.18)	(.18) H
Net asset value, end of period	$ 13.53	$ 13.40	$ 13.34	$ 12.60	$ 12.53
Total ReturnA, B	4.20%	3.28%	8.39%	1.96%	8.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.10%	1.10%	1.10%	1.11%	1.09%
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.10%	1.09%
Expenses net of all reductions	1.09%	1.09%	1.10%	1.10%	1.09%
Net investment income (loss)	.89%	.75%	1.09%	1.26%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,010	$ 19,844	$ 18,870	$ 17,765	$ 15,771
Portfolio turnover rateE	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 13.33	$ 12.59	$ 12.51	$ 11.77
Income from Investment Operations
Net investment income (loss) C	.05	.03	.07	.09	.12
Net realized and unrealized gain (loss)	.43	.32	.90	.10	.74
Total from investment operations	.48	.35	.97	.19	.86
Distributions from net investment income	(.05)	(.04)	(.08)	(.09)	(.11)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.35)	(.30) G	(.23) H	(.11)	(.12)
Net asset value, end of period	$ 13.51	$ 13.38	$ 13.33	$ 12.59	$ 12.51
Total ReturnA, B	3.68%	2.71%	7.81%	1.48%	7.34%
Ratios to Average Net Assets D, F
Expenses before reductions	1.59%	1.62%	1.64%	1.65%	1.67%
Expenses net of fee waivers, if any	1.59%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.59%	1.61%	1.64%	1.64%	1.64%
Net investment income (loss)	.39%	.23%	.55%	.72%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,083	$ 2,725	$ 2,732	$ 3,044	$ 3,717
Portfolio turnover rateE	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 13.30	$ 12.57	$ 12.50	$ 11.76
Income from Investment Operations
Net investment income (loss) C	.05	.03	.08	.10	.12
Net realized and unrealized gain (loss)	.43	.33	.89	.09	.74
Total from investment operations	.48	.36	.97	.19	.86
Distributions from net investment income	(.05)	(.04)	(.08)	(.10)	(.12)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.35)	(.31)	(.24)	(.12)	(.12) G
Net asset value, end of period	$ 13.48	$ 13.35	$ 13.30	$ 12.57	$ 12.50
Total ReturnA, B	3.70%	2.73%	7.80%	1.48%	7.40%
Ratios to Average Net Assets D, F
Expenses before reductions	1.60%	1.60%	1.60%	1.61%	1.61%
Expenses net of fee waivers, if any	1.60%	1.60%	1.60%	1.61%	1.61%
Expenses net of all reductions	1.60%	1.59%	1.60%	1.60%	1.60%
Net investment income (loss)	.39%	.25%	.59%	.76%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,225	$ 24,910	$ 22,600	$ 19,325	$ 15,728
Portfolio turnover rateE	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 13.39	$ 12.64	$ 12.57	$ 11.82
Income from Investment Operations
Net investment income (loss) B	.20	.18	.22	.23	.25
Net realized and unrealized gain (loss)	.43	.31	.91	.09	.75
Total from investment operations	.63	.49	1.13	.32	1.00
Distributions from net investment income	(.20)	(.18)	(.22)	(.23)	(.24)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.50)	(.44) F	(.38)	(.25)	(.25)
Net asset value, end of period	$ 13.57	$ 13.44	$ 13.39	$ 12.64	$ 12.57
Total ReturnA	4.80%	3.79%	9.06%	2.52%	8.54%
Ratios to Average Net Assets C, E
Expenses before reductions	.53%	.53%	.54%	.55%	.56%
Expenses net of fee waivers, if any	.53%	.53%	.54%	.55%	.56%
Expenses net of all reductions	.52%	.52%	.54%	.54%	.56%
Net investment income (loss)	1.46%	1.32%	1.65%	1.82%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,923,702	$ 4,708,494	$ 4,595,339	$ 3,569,848	$ 3,064,676
Portfolio turnover rateD	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 13.38	$ 12.64	$ 12.56	$ 11.82
Income from Investment Operations
Net investment income (loss) B	.19	.17	.21	.23	.25
Net realized and unrealized gain (loss)	.43	.33	.90	.10	.74
Total from investment operations	.62	.50	1.11	.33	.99
Distributions from net investment income	(.19)	(.17)	(.22)	(.23)	(.24)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.49)	(.44)	(.37) F	(.25)	(.25)
Net asset value, end of period	$ 13.57	$ 13.44	$ 13.38	$ 12.64	$ 12.56
Total ReturnA	4.74%	3.83%	8.94%	2.57%	8.46%
Ratios to Average Net Assets C, E
Expenses before reductions	.56%	.57%	.58%	.59%	.56%
Expenses net of fee waivers, if any	.56%	.57%	.58%	.59%	.56%
Expenses net of all reductions	.56%	.56%	.57%	.59%	.55%
Net investment income (loss)	1.42%	1.29%	1.62%	1.77%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,204	$ 32,926	$ 30,383	$ 23,073	$ 4,739
Portfolio turnover rateD	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.7	20.6
Fannie Mae	9.5	5.3
Verizon Communications, Inc.	1.7	1.0
Ginnie Mae	1.6	1.5
Freddie Mac	1.3	2.0
	29.8
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 28.1%	U.S. Government and U.S. Government Agency Obligations 29.6%
AAA,AA,A 6.4%	AAA,AA,A 5.9%
BBB 13.4%	BBB 12.9%
BB and Below 4.9%	BB and Below 5.6%
Not Rated 0.3%	Not Rated 0.2%
Equities* 30.4%	Equities** 31.3%
Short-Term Investments and Net Other Assets 16.5%	Short-Term Investments and Net Other Assets 14.5%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.4
Exxon Mobil Corp.	0.3	0.3
Actavis PLC	0.3	0.2
Bank of America Corp.	0.2	0.3
The Coca-Cola Co.	0.2	0.2
	1.5
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.6	16.9
Consumer Discretionary	5.4	5.9
Energy	4.9	5.3
Information Technology	4.9	4.8
Health Care	4.4	4.5
Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 30.3%	Stock Class and Equity Futures** 33.2%
Bond Class 52.6%	Bond Class 52.9%
Short-Term Class 17.1%	Short-Term Class 13.9%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 15.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 30.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	231,121	$ 2,068,534
Fidelity Consumer Discretionary Central Fund (b)	99,073	21,176,863
Fidelity Consumer Staples Central Fund (b)	77,051	15,805,384
Fidelity Emerging Markets Equity Central Fund (b)	40,271	8,547,434
Fidelity Energy Central Fund (b)	98,120	15,186,952
Fidelity Financials Central Fund (b)	417,143	34,998,326
Fidelity Health Care Central Fund (b)	83,051	25,731,828
Fidelity Industrials Central Fund (b)	87,961	19,083,057
Fidelity Information Technology Central Fund (b)	130,721	34,374,383
Fidelity International Equity Central Fund (b)	722,057	57,136,336
Fidelity Materials Central Fund (b)	30,914	7,108,586
Fidelity Telecom Services Central Fund (b)	23,464	3,844,573
Fidelity Utilities Central Fund (b)	45,075	6,992,871
TOTAL EQUITY CENTRAL FUNDS (Cost $187,544,433)		252,055,127
Fixed-Income Central Funds - 54.5%

High Yield Fixed-Income Funds - 4.6%
Fidelity Emerging Markets Debt Central Fund (b)	405,418	4,078,506
Fidelity Floating Rate Central Fund (b)	155,068	16,620,152
Fidelity High Income Central Fund 1 (b)	161,159	16,438,202
TOTAL HIGH YIELD FIXED-INCOME FUNDS		37,136,860
Investment Grade Fixed-Income Funds - 49.9%
Fidelity Inflation-Protected Bond Index Central Fund (b)	96,685	9,584,419
Fidelity Investment Grade Bond Central Fund (b)	3,716,170	397,927,512
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		407,511,931
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $432,452,062)		444,648,791
Money Market Central Funds - 14.6%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a)	96,769,287	$ 96,769,287
Fidelity Money Market Central Fund, 0.26% (a)	22,473,758	22,473,758
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $119,243,045)		119,243,045
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 10/16/14 (Cost $69,998)	$ 70,000	69,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $739,309,538)	816,016,962
NET OTHER ASSETS (LIABILITIES) - 0.0%	359,068
NET ASSETS - 100%	$ 816,376,030
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 80,722
Fidelity Commodity Strategy Central Fund	1,731
Fidelity Consumer Discretionary Central Fund	207,516
Fidelity Consumer Staples Central Fund	383,291
Fidelity Emerging Markets Debt Central Fund	221,913
Fidelity Emerging Markets Equity Central Fund	62,444
Fidelity Energy Central Fund	215,306
Fund	Income earned
Fidelity Financials Central Fund	$ 515,556
Fidelity Floating Rate Central Fund	984,755
Fidelity Health Care Central Fund	103,066
Fidelity High Income Central Fund 1	889,467
Fidelity Industrials Central Fund	268,044
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	215,716
Fidelity International Equity Central Fund	1,747,181
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	9,300,853
Fidelity Materials Central Fund	102,331
Fidelity Money Market Central Fund	55,162
Fidelity Telecom Services Central Fund	148,629
Fidelity Utilities Central Fund	164,644
Total	$ 15,668,332
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,742,821	$ 572,398	$ 94,224	$ 2,068,534	0.6%
Fidelity Consumer Discretionary Central Fund	19,420,783	5,484,206	5,165,699	21,176,863	1.5%
Fidelity Consumer Staples Central Fund	13,337,716	4,096,799	3,339,470	15,805,384	1.4%
Fidelity Emerging Markets Debt Central Fund	2,950,827	1,259,163	101,942	4,078,506	3.4%
Fidelity Emerging Markets Equity Central Fund	-	8,889,283	72,628	8,547,434	1.9%
Fidelity Energy Central Fund	13,896,427	4,186,953	3,781,153	15,186,952	1.4%
Fidelity Financials Central Fund	27,829,819	9,393,724	6,151,071	34,998,326	1.5%
Fidelity Floating Rate Central Fund	17,596,324	6,879,834	8,064,278	16,620,152	1.0%
Fidelity Health Care Central Fund	19,099,953	4,453,746	4,706,135	25,731,828	1.4%
Fidelity High Income Central Fund 1	12,137,215	4,713,502	407,768	16,438,202	3.6%
Fidelity Industrials Central Fund	16,925,416	5,272,187	4,523,900	19,083,057	1.5%
Fidelity Inflation-Protected Bond Index Central Fund	11,898,955	4,116,617	6,385,833	9,584,419	3.5%
Fidelity Information Technology Central Fund	26,700,966	6,925,739	4,111,389	34,374,383	1.4%
Fidelity International Equity Central Fund	47,258,718	19,676,506	10,157,414	57,136,336	2.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	288,875,929	126,539,884	23,108,619	397,927,512	5.2%
Fidelity Materials Central Fund	5,677,622	1,809,668	980,922	7,108,586	1.5%
Fidelity Telecom Services Central Fund	3,800,294	1,151,927	1,233,863	3,844,573	1.3%
Fidelity Utilities Central Fund	5,425,376	1,774,093	1,294,512	6,992,871	1.4%
Total	$ 534,575,161	$ 217,196,229	$ 83,680,820	$ 696,703,918
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 252,055,127	$ 252,055,127	$ -	$ -
Fixed-Income Central Funds	444,648,791	444,648,791	-	-
Money Market Central Funds	119,243,045	119,243,045	-	-
U.S. Treasury Obligations	69,999	-	69,999	-
Total Investments in Securities:	$ 816,016,962	$ 815,946,963	$ 69,999	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.5%
United Kingdom	3.0%
Japan	1.4%
Mexico	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	9.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $69,998)	$ 69,999
Fidelity Central Funds (cost $739,239,540)	815,946,963
Total Investments (cost $739,309,538)		$ 816,016,962
Receivable for investments sold		224,946
Receivable for fund shares sold		3,544,919
Distributions receivable from Fidelity Central Funds		9,049
Other receivables		2,082
Total assets		819,797,958

Liabilities
Payable for investments purchased	$ 2,583,427
Payable for fund shares redeemed	434,459
Accrued management fee	278,774
Distribution and service plan fees payable	23,419
Other affiliated payables	79,682
Other payables and accrued expenses	22,167
Total liabilities		3,421,928

Net Assets		$ 816,376,030
Net Assets consist of:
Paid in capital		$ 758,725,367
Undistributed net investment income		791,371
Accumulated undistributed net realized gain (loss) on investments		(19,848,132)
Net unrealized appreciation (depreciation) on investments		76,707,424
Net Assets		$ 816,376,030

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,070,916 ÷ 2,061,346 shares)		$ 10.71

Maximum offering price per share (100/94.25 of $10.71)		$ 11.36
Class T: Net Asset Value and redemption price per share ($9,932,234 ÷ 928,299 shares)		$ 10.70

Maximum offering price per share (100/96.50 of $10.70)		$ 11.09
Class B: Net Asset Value and offering price per share ($873,008 ÷ 81,700 shares)A		$ 10.69

Class C: Net Asset Value and offering price per share ($16,975,944 ÷ 1,592,865 shares)A		$ 10.66

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($757,907,803 ÷ 70,772,464 shares)		$ 10.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,616,125 ÷ 804,524 shares)		$ 10.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 205
Income from Fidelity Central Funds		15,668,332
Total income		15,668,537

Expenses
Management fee	$ 3,016,680
Transfer agent fees	600,371
Distribution and service plan fees	243,531
Accounting fees and expenses	277,693
Custodian fees and expenses	1,951
Independent trustees' compensation	2,962
Registration fees	118,893
Audit	37,756
Legal	2,023
Miscellaneous	4,593
Total expenses before reductions	4,306,453
Expense reductions	(6,648)	4,299,805
Net investment income (loss)		11,368,732
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Fidelity Central Funds	844,278
Futures contracts	999,546
Capital gain distributions from Fidelity Central Funds	63,247
Total net realized gain (loss)		1,907,071
Change in net unrealized appreciation (depreciation) on: Investment securities	27,769,070
Futures contracts	(32,074)
Total change in net unrealized appreciation (depreciation)		27,736,996
Net gain (loss)		29,644,067
Net increase (decrease) in net assets resulting from operations		$ 41,012,799

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,368,732	$ 7,059,582
Net realized gain (loss)	1,907,071	(90,818)
Change in net unrealized appreciation (depreciation)	27,736,996	21,625,354
Net increase (decrease) in net assets resulting from operations	41,012,799	28,594,118
Distributions to shareholders from net investment income	(11,374,832)	(6,529,336)
Distributions to shareholders from net realized gain	(11,398,470)	(7,146,966)
Total distributions	(22,773,302)	(13,676,302)
Share transactions - net increase (decrease)	197,925,492	191,780,334
Total increase (decrease) in net assets	216,164,989	206,698,150

Net Assets
Beginning of period	600,211,041	393,512,891
End of period (including undistributed net investment income of $791,371 and undistributed net investment income of $797,470, respectively)	$ 816,376,030	$ 600,211,041

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) C	.14	.12	.14	.16	.17
Net realized and unrealized gain (loss)	.46	.44	.89	.01	.67
Total from investment operations	.60	.56	1.03	.17	.84
Distributions from net investment income	(.13)	(.11)	(.14)	(.15)	(.17)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.32) G	(.28)	(.25)	(.46)	(.22)
Net asset value, end of period	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66
Total ReturnA, B	5.83%	5.64%	11.20%	1.67%	9.39%
Ratios to Average Net Assets D, F
Expenses before reductions	.85%	.87%	.89%	.91%	.98%
Expenses net of fee waivers, if any	.85%	.87%	.89%	.90%	.90%
Expenses net of all reductions	.85%	.87%	.88%	.89%	.89%
Net investment income (loss)	1.29%	1.15%	1.46%	1.63%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,071	$ 15,100	$ 11,431	$ 9,024	$ 7,495
Portfolio turnover rateE	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Income from Investment Operations
Net investment income (loss) C	.11	.09	.12	.14	.15
Net realized and unrealized gain (loss)	.46	.44	.89	.01	.67
Total from investment operations	.57	.53	1.01	.15	.82
Distributions from net investment income	(.10)	(.08)	(.12)	(.13)	(.15)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.29) G	(.25)	(.23)	(.44)	(.20)
Net asset value, end of period	$ 10.70	$ 10.42	$ 10.14	$ 9.36	$ 9.65
Total ReturnA, B	5.53%	5.37%	10.91%	1.47%	9.15%
Ratios to Average Net Assets D, F
Expenses before reductions	1.13%	1.13%	1.14%	1.13%	1.19%
Expenses net of fee waivers, if any	1.13%	1.13%	1.14%	1.13%	1.15%
Expenses net of all reductions	1.13%	1.13%	1.13%	1.13%	1.14%
Net investment income (loss)	1.01%	.89%	1.21%	1.39%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,932	$ 7,064	$ 6,542	$ 4,885	$ 5,800
Portfolio turnover rateE	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Income from Investment Operations
Net investment income (loss) C	.05	.04	.07	.09	.10
Net realized and unrealized gain (loss)	.47	.44	.89	- G	.67
Total from investment operations	.52	.48	.96	.09	.77
Distributions from net investment income	(.05)	(.04)	(.07)	(.07)	(.11)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.24) H	(.21)	(.18)	(.38)	(.15) I
Net asset value, end of period	$ 10.69	$ 10.41	$ 10.14	$ 9.36	$ 9.65
Total ReturnA, B	5.02%	4.81%	10.37%	.89%	8.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.63%	1.66%	1.68%	1.70%	1.78%
Expenses net of fee waivers, if any	1.63%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.51%	.37%	.69%	.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 873	$ 1,078	$ 1,118	$ 1,076	$ 1,336
Portfolio turnover rateE	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.183 per share.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.12	$ 9.34	$ 9.63	$ 9.01
Income from Investment Operations
Net investment income (loss) C	.06	.04	.07	.09	.10
Net realized and unrealized gain (loss)	.46	.43	.89	.01	.67
Total from investment operations	.52	.47	.96	.10	.77
Distributions from net investment income	(.06)	(.04)	(.07)	(.08)	(.10)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.24)	(.21)	(.18)	(.39)	(.15)
Net asset value, end of period	$ 10.66	$ 10.38	$ 10.12	$ 9.34	$ 9.63
Total ReturnA, B	5.09%	4.75%	10.41%	.92%	8.63%
Ratios to Average Net Assets D, F
Expenses before reductions	1.62%	1.64%	1.66%	1.67%	1.72%
Expenses net of fee waivers, if any	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.52%	.39%	.69%	.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,976	$ 12,001	$ 7,937	$ 5,967	$ 4,789
Portfolio turnover rateE	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) B	.17	.15	.17	.19	.19
Net realized and unrealized gain (loss)	.46	.44	.89	.01	.67
Total from investment operations	.63	.59	1.06	.20	.86
Distributions from net investment income	(.17)	(.14)	(.17)	(.18)	(.19)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.35)	(.31)	(.28)	(.49)	(.24)
Net asset value, end of period	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66
Total ReturnA	6.19%	5.96%	11.53%	1.98%	9.67%
Ratios to Average Net Assets C, E
Expenses before reductions	.55%	.56%	.58%	.61%	.69%
Expenses net of fee waivers, if any	.55%	.56%	.58%	.61%	.65%
Expenses net of all reductions	.55%	.56%	.58%	.60%	.64%
Net investment income (loss)	1.59%	1.46%	1.76%	1.92%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 757,908	$ 560,306	$ 364,386	$ 208,380	$ 109,249
Portfolio turnover rateD	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.16	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) B	.16	.14	.17	.19	.19
Net realized and unrealized gain (loss)	.47	.44	.90	- F	.67
Total from investment operations	.63	.58	1.07	.19	.86
Distributions from net investment income	(.16)	(.13)	(.17)	(.18)	(.19)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.35) G	(.31) H	(.28)	(.48) I	(.24)
Net asset value, end of period	$ 10.71	$ 10.43	$ 10.16	$ 9.37	$ 9.66
Total ReturnA	6.12%	5.81%	11.56%	1.93%	9.67%
Ratios to Average Net Assets C, E
Expenses before reductions	.62%	.62%	.65%	.63%	.71%
Expenses net of fee waivers, if any	.62%	.62%	.65%	.63%	.65%
Expenses net of all reductions	.62%	.62%	.64%	.62%	.64%
Net investment income (loss)	1.52%	1.40%	1.69%	1.90%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,616	$ 4,663	$ 2,099	$ 1,218	$ 1,168
Portfolio turnover rateD	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

H Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

I Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.8	18.4
Fannie Mae	8.3	4.8
Verizon Communications, Inc.	1.5	0.9
Ginnie Mae	1.4	1.3
Freddie Mac	1.2	1.9
	26.2
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 24.7%	U.S. Government and U.S. Government Agency Obligations 26.4%
AAA,AA,A 5.5%	AAA,AA,A 5.3%
BBB 11.9%	BBB 11.6%
BB and Below 4.8%	BB and Below 5.5%
Not Rated 0.3%	Not Rated 0.2%
Equities* 40.4%	Equities 40.8%
Short-Term Investments and Net Other Assets 12.4%	Short-Term Investments and Net Other Assets 10.2%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.5
Exxon Mobil Corp.	0.3	0.4
Actavis PLC	0.3	0.3
The Coca-Cola Co.	0.3	0.3
Facebook, Inc. Class A	0.3	0.3
	1.8
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	16.2
Consumer Discretionary	6.7	7.3
Information Technology	6.3	6.6
Health Care	5.7	5.4
Energy	5.7	5.8
Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 40.6%	Stock Class and Equity Futures 42.9%
Bond Class 46.6%	Bond Class 47.9%
Short-Term Class 12.8%	Short-Term Class 9.2%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 19.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 41.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	234,311	$ 2,097,081
Fidelity Consumer Discretionary Central Fund (b)	133,423	28,519,121
Fidelity Consumer Staples Central Fund (b)	103,563	21,243,847
Fidelity Emerging Markets Equity Central Fund (b)	66,397	14,092,797
Fidelity Energy Central Fund (b)	122,812	19,008,861
Fidelity Financials Central Fund (b)	557,548	46,778,280
Fidelity Health Care Central Fund (b)	111,571	34,567,961
Fidelity Industrials Central Fund (b)	117,813	25,559,578
Fidelity Information Technology Central Fund (b)	174,701	45,939,403
Fidelity International Equity Central Fund (b)	1,004,462	79,483,079
Fidelity Materials Central Fund (b)	41,723	9,594,305
Fidelity Telecom Services Central Fund (b)	31,522	5,164,901
Fidelity Utilities Central Fund (b)	60,780	9,429,374
TOTAL EQUITY CENTRAL FUNDS (Cost $265,166,645)		341,478,588
Fixed-Income Central Funds - 48.3%

High Yield Fixed-Income Funds - 4.5%
Fidelity Emerging Markets Debt Central Fund (b)	408,265	4,107,144
Fidelity Floating Rate Central Fund (b)	157,058	16,833,483
Fidelity High Income Central Fund 1 (b)	159,872	16,306,904
TOTAL HIGH YIELD FIXED-INCOME FUNDS		37,247,531
Investment Grade Fixed-Income Funds - 43.8%
Fidelity Inflation-Protected Bond Index Central Fund (b)	97,398	9,655,040
Fidelity Investment Grade Bond Central Fund (b)	3,280,592	351,285,747
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		360,940,787
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $389,358,625)		398,188,318
Money Market Central Funds - 10.3%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a)	74,509,297	$ 74,509,297
Fidelity Money Market Central Fund, 0.26% (a)	10,310,978	10,310,978
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $84,820,275)		84,820,275
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 11/13/14 (Cost $39,999)	$ 40,000	40,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $739,385,544)	824,527,181
NET OTHER ASSETS (LIABILITIES) - 0.0%	20,899
NET ASSETS - 100%	$ 824,548,080
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,100
Fidelity Commodity Strategy Central Fund	1,164
Fidelity Consumer Discretionary Central Fund	261,827
Fidelity Consumer Staples Central Fund	483,037
Fidelity Emerging Markets Debt Central Fund	210,086
Fidelity Emerging Markets Equity Central Fund	166,561
Fidelity Energy Central Fund	264,780
Fidelity Financials Central Fund	648,165
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 927,321
Fidelity Health Care Central Fund	129,117
Fidelity High Income Central Fund 1	831,083
Fidelity Industrials Central Fund	337,281
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	274,587
Fidelity International Equity Central Fund	2,102,565
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	7,832,932
Fidelity Materials Central Fund	128,942
Fidelity Money Market Central Fund	25,308
Fidelity Telecom Services Central Fund	184,415
Fidelity Utilities Central Fund	207,733
Total	$ 15,072,009
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 2,451,403	$ 21,279	$ 2,097,081	0.6%
Fidelity Consumer Discretionary Central Fund	21,759,568	9,740,816	4,700,158	28,519,121	2.0%
Fidelity Consumer Staples Central Fund	14,937,195	7,145,882	2,940,570	21,243,847	1.8%
Fidelity Emerging Markets Debt Central Fund	2,596,655	1,609,017	63,946	4,107,144	3.4%
Fidelity Emerging Markets Equity Central Fund	5,541,126	8,833,927	357,425	14,092,797	3.1%
Fidelity Energy Central Fund	15,512,706	7,136,337	4,730,760	19,008,861	1.7%
Fidelity Financials Central Fund	31,213,888	15,680,232	4,919,078	46,778,280	2.0%
Fidelity Floating Rate Central Fund	15,310,024	8,854,408	7,497,292	16,833,483	1.0%
Fidelity Health Care Central Fund	21,753,919	8,549,638	4,331,923	34,567,961	1.9%
Fidelity High Income Central Fund 1	10,590,437	6,024,677	255,782	16,306,904	3.6%
Fidelity Industrials Central Fund	18,962,897	9,073,176	4,054,202	25,559,578	2.0%
Fidelity Inflation-Protected Bond Index Central Fund	10,464,027	4,852,472	5,614,904	9,655,040	3.6%
Fidelity Information Technology Central Fund	29,853,604	12,530,376	2,497,899	45,939,403	1.9%
Fidelity International Equity Central Fund	51,863,346	36,184,203	8,210,096	79,483,079	2.8%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	227,900,863	136,592,251	17,841,621	351,285,747	4.6%
Fidelity Materials Central Fund	6,337,248	3,199,695	648,991	9,594,305	2.0%
Fidelity Telecom Services Central Fund	4,227,092	1,971,243	1,181,702	5,164,901	1.8%
Fidelity Utilities Central Fund	6,497,366	3,147,422	1,524,749	9,429,374	2.0%
Total	$ 495,321,961	$ 283,577,175	$ 71,392,377	$ 739,666,906
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 341,478,588	$ 341,478,588	$ -	$ -
Fixed-Income Central Funds	398,188,318	398,188,318	-	-
Money Market Central Funds	84,820,275	84,820,275	-	-
U.S. Treasury Obligations	40,000	-	40,000	-
Total Investments in Securities:	$ 824,527,181	$ 824,487,181	$ 40,000	$ -
Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.5%
United Kingdom	3.8%
Japan	1.8%
Ireland	1.1%
Netherlands	1.0%
France	1.0%
Others (Individually Less Than 1%)	10.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $39,999)	$ 40,000
Fidelity Central Funds (cost $739,345,545)	824,487,181
Total Investments (cost $739,385,544)		$ 824,527,181
Receivable for investments sold		240,865
Receivable for fund shares sold		1,218,050
Distributions receivable from Fidelity Central Funds		2,152
Other receivables		2,642
Total assets		825,990,890

Liabilities
Payable for investments purchased	$ 731,770
Payable for fund shares redeemed	300,496
Accrued management fee	283,327
Distribution and service plan fees payable	22,807
Other affiliated payables	82,288
Other payables and accrued expenses	22,122
Total liabilities		1,442,810

Net Assets		$ 824,548,080
Net Assets consist of:
Paid in capital		$ 756,729,134
Undistributed net investment income		2,714,089
Accumulated undistributed net realized gain (loss) on investments		(20,036,780)
Net unrealized appreciation (depreciation) on investments		85,141,637
Net Assets		$ 824,548,080

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,419,086 ÷ 2,319,850 shares)		$ 10.96

Maximum offering price per share (100/94.25 of $10.96)		$ 11.63
Class T: Net Asset Value and redemption price per share ($8,295,410 ÷ 758,462 shares)		$ 10.94

Maximum offering price per share (100/96.50 of $10.94)		$ 11.34
Class B: Net Asset Value and offering price per share ($1,189,134 ÷ 108,554 shares)A		$ 10.95

Class C: Net Asset Value and offering price per share ($15,768,807 ÷ 1,445,700 shares)A		$ 10.91

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($769,619,212 ÷ 70,233,717 shares)		$ 10.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,256,431 ÷ 388,416 shares)		$ 10.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 188
Income from Fidelity Central Funds		15,072,009
Total income		15,072,197

Expenses
Management fee	$ 2,871,181
Transfer agent fees	588,438
Distribution and service plan fees	231,759
Accounting fees and expenses	267,055
Custodian fees and expenses	1,918
Independent trustees' compensation	2,786
Registration fees	132,034
Audit	37,764
Legal	1,821
Miscellaneous	4,033
Total expenses before reductions	4,138,789
Expense reductions	(7,909)	4,130,880
Net investment income (loss)		10,941,317
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8
Fidelity Central Funds	501,487
Futures contracts	1,065,817
Capital gain distributions from Fidelity Central Funds	56,533
Total net realized gain (loss)		1,623,845
Change in net unrealized appreciation (depreciation) on: Investment securities	31,658,660
Futures contracts	(72,588)
Total change in net unrealized appreciation (depreciation)		31,586,072
Net gain (loss)		33,209,917
Net increase (decrease) in net assets resulting from operations		$ 44,151,234

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,941,317	$ 6,573,207
Net realized gain (loss)	1,623,845	(287,180)
Change in net unrealized appreciation (depreciation)	31,586,072	29,300,784
Net increase (decrease) in net assets resulting from operations	44,151,234	35,586,811
Distributions to shareholders from net investment income	(10,627,197)	(5,312,844)
Distributions to shareholders from net realized gain	(15,119,456)	(4,958,079)
Total distributions	(25,746,653)	(10,270,923)
Share transactions - net increase (decrease)	276,870,491	147,547,780
Total increase (decrease) in net assets	295,275,072	172,863,668

Net Assets
Beginning of period	529,273,008	356,409,340
End of period (including undistributed net investment income of $2,714,089 and undistributed net investment income of $2,395,963, respectively)	$ 824,548,080	$ 529,273,008

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) C	.14	.12	.14	.16	.16
Net realized and unrealized gain (loss)	.59	.66	1.07	(.06)	.70
Total from investment operations	.73	.78	1.21	.10	.86
Distributions from net investment income	(.15)	(.10)	(.14)	(.14)	(.15)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.43)	(.23)	(.23)	(.42)	(.18)
Net asset value, end of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnA, B	6.98%	7.88%	13.47%	.91%	9.96%
Ratios to Average Net Assets D, F
Expenses before reductions	.85%	.87%	.90%	.95%	1.06%
Expenses net of fee waivers, if any	.85%	.87%	.90%	.90%	.90%
Expenses net of all reductions	.85%	.86%	.89%	.89%	.89%
Net investment income (loss)	1.31%	1.21%	1.49%	1.61%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,419	$ 16,042	$ 14,048	$ 10,337	$ 6,308
Portfolio turnover rateE	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.09	$ 9.12	$ 9.44	$ 8.76
Income from Investment Operations
Net investment income (loss) C	.11	.10	.12	.13	.14
Net realized and unrealized gain (loss)	.59	.66	1.06	(.05)	.70
Total from investment operations	.70	.76	1.18	.08	.84
Distributions from net investment income	(.12)	(.08)	(.12)	(.12)	(.13)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.40)	(.21)	(.21)	(.40)	(.16)
Net asset value, end of period	$ 10.94	$ 10.64	$ 10.09	$ 9.12	$ 9.44
Total ReturnA, B	6.72%	7.62%	13.09%	.68%	9.69%
Ratios to Average Net Assets D, F
Expenses before reductions	1.12%	1.14%	1.17%	1.19%	1.32%
Expenses net of fee waivers, if any	1.12%	1.14%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.12%	1.13%	1.14%	1.14%	1.14%
Net investment income (loss)	1.04%	.94%	1.24%	1.36%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,295	$ 6,969	$ 4,803	$ 3,760	$ 2,972
Portfolio turnover rateE	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.10	$ 9.12	$ 9.44	$ 8.75
Income from Investment Operations
Net investment income (loss) C	.06	.04	.07	.08	.09
Net realized and unrealized gain (loss)	.58	.67	1.06	(.06)	.71
Total from investment operations	.64	.71	1.13	.02	.80
Distributions from net investment income	(.07)	(.02)	(.06)	(.07)	(.08)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.35)	(.15)	(.15)	(.34) G	(.11)
Net asset value, end of period	$ 10.95	$ 10.66	$ 10.10	$ 9.12	$ 9.44
Total ReturnA, B	6.10%	7.11%	12.56%	.13%	9.20%
Ratios to Average Net Assets D, F
Expenses before reductions	1.61%	1.68%	1.70%	1.73%	1.82%
Expenses net of fee waivers, if any	1.61%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.55%	.43%	.74%	.86%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,189	$ 776	$ 839	$ 856	$ 1,075
Portfolio turnover rateE	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.08	$ 9.11	$ 9.43	$ 8.76
Income from Investment Operations
Net investment income (loss) C	.06	.04	.07	.08	.09
Net realized and unrealized gain (loss)	.58	.66	1.06	(.05)	.70
Total from investment operations	.64	.70	1.13	.03	.79
Distributions from net investment income	(.07)	(.03)	(.08)	(.08)	(.09)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.35)	(.16)	(.16) H	(.35) G	(.12)
Net asset value, end of period	$ 10.91	$ 10.62	$ 10.08	$ 9.11	$ 9.43
Total ReturnA, B	6.17%	7.02%	12.59%	.22%	9.07%
Ratios to Average Net Assets D, F
Expenses before reductions	1.62%	1.64%	1.67%	1.70%	1.82%
Expenses net of fee waivers, if any	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.54%	.44%	.74%	.86%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,769	$ 9,272	$ 6,814	$ 3,911	$ 2,193
Portfolio turnover rateE	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) B	.17	.16	.18	.18	.18
Net realized and unrealized gain (loss)	.59	.65	1.06	(.06)	.71
Total from investment operations	.76	.81	1.24	.12	.89
Distributions from net investment income	(.18)	(.13)	(.17)	(.17)	(.18)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.46)	(.26)	(.26)	(.44) F	(.21)
Net asset value, end of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnA	7.29%	8.21%	13.78%	1.17%	10.28%
Ratios to Average Net Assets C, E
Expenses before reductions	.56%	.57%	.59%	.64%	.76%
Expenses net of fee waivers, if any	.56%	.57%	.59%	.64%	.65%
Expenses net of all reductions	.56%	.56%	.58%	.63%	.64%
Net investment income (loss)	1.60%	1.51%	1.81%	1.87%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 769,619	$ 495,019	$ 328,995	$ 146,236	$ 77,613
Portfolio turnover rateD	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) B	.17	.15	.17	.18	.18
Net realized and unrealized gain (loss)	.58	.66	1.06	(.06)	.71
Total from investment operations	.75	.81	1.23	.12	.89
Distributions from net investment income	(.18)	(.13)	(.16)	(.16)	(.18)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.45) F	(.26)	(.25)	(.44)	(.21)
Net asset value, end of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnA	7.25%	8.15%	13.74%	1.15%	10.28%
Ratios to Average Net Assets C, E
Expenses before reductions	.58%	.63%	.66%	.68%	.76%
Expenses net of fee waivers, if any	.58%	.63%	.65%	.65%	.65%
Expenses net of all reductions	.57%	.62%	.64%	.64%	.64%
Net investment income (loss)	1.59%	1.45%	1.74%	1.86%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,256	$ 1,196	$ 911	$ 580	$ 882
Portfolio turnover rateD	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.6
Exxon Mobil Corp.	0.4	0.4
Actavis PLC	0.4	0.3
The Coca-Cola Co.	0.4	0.3
Facebook, Inc. Class A	0.4	0.4
Bank of America Corp.	0.4	0.4
British American Tobacco PLC sponsored ADR	0.4	0.4
JPMorgan Chase & Co.	0.4	0.4
Citigroup, Inc.	0.4	0.3
Berkshire Hathaway, Inc. Class B	0.3	0.2
	4.2
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.8	16.4
Consumer Discretionary	7.8	8.3
Information Technology	7.8	8.1
Health Care	6.8	7.0
Industrials	6.4	6.9
Top Five Bond Issuers as of September 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.4	16.4
Fannie Mae	7.3	4.3
Verizon Communications, Inc.	1.3	0.8
Ginnie Mae	1.2	1.2
Freddie Mac	1.0	1.6
	23.2
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 21.9%	U.S. Government and U.S. Government Agency Obligations 23.5%
AAA,AA,A 4.5%	AAA,AA,A 4.4%
BBB 10.8%	BBB 10.4%
BB and Below 4.7%	BB and Below 5.4%
Not Rated 0.3%	Not Rated 0.2%
Equities* 50.4%	Equities 50.7%
Short-Term Investments and Net Other Assets 7.4%	Short-Term Investments and Net Other Assets 5.4%

* Includes investments in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 50.7%	Stock Class and Equity Futures 52.8%
Bond Class 41.7%	Bond Class 42.8%
Short-Term Class 7.6%	Short-Term Class 4.4%

* Includes investments in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 23% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 51.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,287,238	$ 20,470,784
Fidelity Consumer Discretionary Central Fund (b)	1,632,887	349,029,597
Fidelity Consumer Staples Central Fund (b)	1,271,832	260,890,931
Fidelity Emerging Markets Equity Central Fund (b)	768,284	163,068,383
Fidelity Energy Central Fund (b)	1,519,319	235,160,131
Fidelity Financials Central Fund (b)	6,828,277	572,892,452
Fidelity Health Care Central Fund (b)	1,378,959	427,242,889
Fidelity Industrials Central Fund (b)	1,437,391	311,842,081
Fidelity Information Technology Central Fund (b)	2,138,937	562,454,955
Fidelity International Equity Central Fund (b)	12,731,386	1,007,434,589
Fidelity Materials Central Fund (b)	511,925	117,717,077
Fidelity Telecom Services Central Fund (b)	365,204	59,838,623
Fidelity Utilities Central Fund (b)	749,093	116,214,245
TOTAL EQUITY CENTRAL FUNDS (Cost $2,749,239,114)		4,204,256,737
Fixed-Income Central Funds - 43.2%

High Yield Fixed-Income Funds - 4.4%
Fidelity Emerging Markets Debt Central Fund (b)	4,025,254	40,494,059
Fidelity Floating Rate Central Fund (b)	1,544,755	165,566,828
Fidelity High Income Central Fund 1 (b)	1,552,181	158,322,446
TOTAL HIGH YIELD FIXED-INCOME FUNDS		364,383,333
Investment Grade Fixed-Income Funds - 38.8%
Fidelity Inflation-Protected Bond Index Central Fund (b)	963,456	95,507,367
Fidelity Investment Grade Bond Central Fund (b)	28,584,665	3,060,845,980
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,156,353,347
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,337,706,414)		3,520,736,680
Money Market Central Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a)	357,542,133	$ 357,542,133
Fidelity Money Market Central Fund, 0.26% (a)	55,270,300	55,270,300
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $412,812,433)		412,812,433
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 11/13/14 (Cost $1,239,963)	$ 1,240,000	1,239,970
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,500,997,924)	8,139,045,820
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,442,100)
NET ASSETS - 100%	$ 8,136,603,720
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 284,701
Fidelity Commodity Strategy Central Fund	11,452
Fidelity Consumer Discretionary Central Fund	3,635,941
Fidelity Consumer Staples Central Fund	6,681,483
Fidelity Emerging Markets Debt Central Fund	2,390,497
Fidelity Emerging Markets Equity Central Fund	1,976,658
Fidelity Energy Central Fund	3,749,408
Fund	Income earned
Fidelity Financials Central Fund	$ 9,098,523
Fidelity Floating Rate Central Fund	10,330,354
Fidelity Health Care Central Fund	1,832,707
Fidelity High Income Central Fund 1	9,429,029
Fidelity Industrials Central Fund	4,718,887
Fidelity Inflation-Protected Bond Index Central Fund	48
Fidelity Information Technology Central Fund	3,772,034
Fidelity International Equity Central Fund	30,045,153
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	79,831,922
Fidelity Materials Central Fund	1,800,894
Fidelity Money Market Central Fund	135,660
Fidelity Telecom Services Central Fund	2,549,183
Fidelity Utilities Central Fund	2,905,370
Total	$ 175,179,904
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 24,230,589	$ 357,332	$ 20,470,784	6.1%
Fidelity Consumer Discretionary Central Fund	368,560,570	12,148,535	60,164,493	349,029,597	24.4%
Fidelity Consumer Staples Central Fund	258,773,766	12,799,420	41,330,183	260,890,931	22.4%
Fidelity Emerging Markets Debt Central Fund	36,891,425	5,243,816	1,332,308	40,494,059	33.6%
Fidelity Emerging Markets Equity Central Fund	78,408,818	89,691,661	7,071,109	163,068,383	35.6%
Fidelity Energy Central Fund	276,275,508	10,134,585	69,151,198	235,160,131	21.2%
Fidelity Financials Central Fund	539,003,304	34,478,180	74,526,652	572,892,452	24.0%
Fidelity Floating Rate Central Fund	179,583,040	64,112,212	80,450,233	165,566,828	10.0%
Fidelity Health Care Central Fund	374,363,101	8,713,602	81,310,646	427,242,889	23.7%
Fidelity High Income Central Fund 1	149,804,934	13,105,102	5,350,606	158,322,446	34.6%
Fidelity Industrials Central Fund	328,283,346	12,544,316	57,606,634	311,842,081	24.0%
Fidelity Inflation-Protected Bond Index Central Fund	111,552,515	20,560,285	36,437,910	95,507,367	35.2%
Fidelity Information Technology Central Fund	530,928,191	13,958,418	70,768,674	562,454,955	22.7%
Fidelity International Equity Central Fund	972,640,958	95,576,467	73,282,076	1,007,434,589	35.5%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,938,536,954	306,792,199	233,703,333	3,060,845,980	39.9%
Fidelity Materials Central Fund	110,303,999	4,538,795	8,763,968	117,717,077	24.4%
Fidelity Telecom Services Central Fund	73,845,562	4,134,427	20,647,469	59,838,623	20.9%
Fidelity Utilities Central Fund	108,198,241	5,496,310	17,451,398	116,214,245	24.1%
Total	$ 7,435,954,232	$ 738,258,919	$ 939,706,222	$ 7,724,993,417
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,204,256,737	$ 4,204,256,737	$ -	$ -
Fixed-Income Central Funds	3,520,736,680	3,520,736,680	-	-
Money Market Central Funds	412,812,433	412,812,433	-	-
U.S. Treasury Obligations	1,239,970	-	1,239,970	-
Total Investments in Securities:	$ 8,139,045,820	$ 8,137,805,850	$ 1,239,970	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.0%
United Kingdom	4.4%
Japan	2.4%
Ireland	1.4%
France	1.2%
Switzerland	1.1%
Netherlands	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	10.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,239,963)	$ 1,239,970
Fidelity Central Funds (cost $6,499,757,961)	8,137,805,850
Total Investments (cost $6,500,997,924)		$ 8,139,045,820
Receivable for investments sold		4,491,781
Receivable for fund shares sold		3,146,003
Distributions receivable from Fidelity Central Funds		34,501
Other receivables		282,786
Total assets		8,147,000,891

Liabilities
Payable for fund shares redeemed	$ 5,556,032
Accrued management fee	3,431,138
Transfer agent fee payable	935,039
Distribution and service plan fees payable	64,532
Other affiliated payables	133,908
Other payables and accrued expenses	276,522
Total liabilities		10,397,171

Net Assets		$ 8,136,603,720
Net Assets consist of:
Paid in capital		$ 6,903,879,307
Undistributed net investment income		24,449,213
Accumulated undistributed net realized gain (loss) on investments		(429,772,696)
Net unrealized appreciation (depreciation) on investments		1,638,047,896
Net Assets		$ 8,136,603,720

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($72,246,220 ÷ 4,015,528 shares)		$ 17.99

Maximum offering price per share (100/94.25 of $17.99)		$ 19.09
Class T: Net Asset Value and redemption price per share ($32,371,650 ÷ 1,801,393 shares)		$ 17.97

Maximum offering price per share (100/96.50 of $17.97)		$ 18.62
Class B: Net Asset Value and offering price per share ($3,578,707 ÷ 199,492 shares)A		$ 17.94

Class C: Net Asset Value and offering price per share ($38,791,926 ÷ 2,170,057 shares)A		$ 17.88

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($7,956,040,510 ÷ 440,647,612 shares)		$ 18.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,574,707 ÷ 1,862,353 shares)		$ 18.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 2,482
Income from Fidelity Central Funds		175,179,904
Total income		175,182,386

Expenses
Management fee	$ 40,068,404
Transfer agent fees	10,931,419
Distribution and service plan fees	739,584
Accounting fees and expenses	1,489,697
Custodian fees and expenses	1,986
Independent trustees' compensation	33,868
Appreciation in deferred trustee compensation account	1,116
Registration fees	165,059
Audit	36,446
Legal	46,918
Miscellaneous	57,406
Total expenses before reductions	53,571,903
Expense reductions	(106,887)	53,465,016
Net investment income (loss)		121,717,370
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	758,671
Fidelity Central Funds	95,189,215
Futures contracts	14,078,933
Capital gain distributions from Fidelity Central Funds	735,649
Total net realized gain (loss)		110,762,468
Change in net unrealized appreciation (depreciation) on: Investment securities	395,297,269
Futures contracts	(1,144,532)
Total change in net unrealized appreciation (depreciation)		394,152,737
Net gain (loss)		504,915,205
Net increase (decrease) in net assets resulting from operations		$ 626,632,575

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 121,717,370	$ 102,634,215
Net realized gain (loss)	110,762,468	99,370,248
Change in net unrealized appreciation (depreciation)	394,152,737	509,575,581
Net increase (decrease) in net assets resulting from operations	626,632,575	711,580,044
Distributions to shareholders from net investment income	(124,253,233)	(100,520,318)
Distributions to shareholders from net realized gain	(387,669,599)	(6,333,968)
Total distributions	(511,922,832)	(106,854,286)
Share transactions - net increase (decrease)	477,669,886	(24,218,118)
Total increase (decrease) in net assets	592,379,629	580,507,640

Net Assets
Beginning of period	7,544,224,091	6,963,716,451
End of period (including undistributed net investment income of $24,449,213 and undistributed net investment income of $26,783,916, respectively)	$ 8,136,603,720	$ 7,544,224,091

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.78	$ 16.36	$ 14.43	$ 14.64	$ 13.48
Income from Investment Operations
Net investment income (loss) C	.22	.19	.21	.22	.23
Net realized and unrealized gain (loss)	1.13	1.43	1.98	(.19)	1.17
Total from investment operations	1.35	1.62	2.19	.03	1.40
Distributions from net investment income	(.23)	(.19)	(.23)	(.22)	(.24)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.14)	(.20) G	(.26) H	(.24)	(.24)
Net asset value, end of period	$ 17.99	$ 17.78	$ 16.36	$ 14.43	$ 14.64
Total ReturnA, B	7.96%	10.01%	15.31%	.11%	10.52%
Ratios to Average Net Assets D, F
Expenses before reductions	.95%	.99%	1.01%	1.01%	.98%
Expenses net of fee waivers, if any	.95%	.99%	1.01%	1.01%	.98%
Expenses net of all reductions	.95%	.98%	1.00%	1.00%	.96%
Net investment income (loss)	1.24%	1.12%	1.35%	1.43%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,246	$ 74,128	$ 61,693	$ 48,154	$ 44,879
Portfolio turnover rateE	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.76	$ 16.34	$ 14.41	$ 14.63	$ 13.47
Income from Investment Operations
Net investment income (loss) C	.17	.15	.17	.19	.19
Net realized and unrealized gain (loss)	1.14	1.43	1.98	(.20)	1.17
Total from investment operations	1.31	1.58	2.15	(.01)	1.36
Distributions from net investment income	(.19)	(.15)	(.20)	(.19)	(.20)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.10)	(.16) G	(.22)	(.21)	(.20)
Net asset value, end of period	$ 17.97	$ 17.76	$ 16.34	$ 14.41	$ 14.63
Total ReturnA, B	7.69%	9.76%	15.06%	(.16)%	10.24%
Ratios to Average Net Assets D, F
Expenses before reductions	1.22%	1.24%	1.24%	1.23%	1.22%
Expenses net of fee waivers, if any	1.22%	1.24%	1.24%	1.23%	1.22%
Expenses net of all reductions	1.22%	1.22%	1.23%	1.22%	1.21%
Net investment income (loss)	.97%	.87%	1.12%	1.21%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,372	$ 28,826	$ 22,505	$ 19,679	$ 17,343
Portfolio turnover rateE	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.73	$ 16.31	$ 14.38	$ 14.59	$ 13.44
Income from Investment Operations
Net investment income (loss) C	.09	.06	.09	.11	.11
Net realized and unrealized gain (loss)	1.13	1.44	1.98	(.20)	1.17
Total from investment operations	1.22	1.50	2.07	(.09)	1.28
Distributions from net investment income	(.10)	(.06)	(.11)	(.10)	(.13)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.01)	(.08)	(.14) G	(.12)	(.13)
Net asset value, end of period	$ 17.94	$ 17.73	$ 16.31	$ 14.38	$ 14.59
Total ReturnA, B	7.17%	9.20%	14.47%	(.65)%	9.60%
Ratios to Average Net Assets D, F
Expenses before reductions	1.70%	1.74%	1.76%	1.76%	1.78%
Expenses net of fee waivers, if any	1.70%	1.74%	1.76%	1.76%	1.78%
Expenses net of all reductions	1.70%	1.72%	1.75%	1.75%	1.77%
Net investment income (loss)	.49%	.37%	.61%	.68%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,579	$ 3,882	$ 4,186	$ 4,109	$ 4,843
Portfolio turnover rateE	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 16.27	$ 14.35	$ 14.57	$ 13.42
Income from Investment Operations
Net investment income (loss) C	.08	.06	.09	.11	.12
Net realized and unrealized gain (loss)	1.13	1.43	1.98	(.19)	1.17
Total from investment operations	1.21	1.49	2.07	(.08)	1.29
Distributions from net investment income	(.10)	(.07)	(.12)	(.11)	(.14)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.01)	(.08) G	(.15) H	(.14) I	(.14)
Net asset value, end of period	$ 17.88	$ 17.68	$ 16.27	$ 14.35	$ 14.57
Total ReturnA, B	7.16%	9.21%	14.49%	(.64)%	9.68%
Ratios to Average Net Assets D, F
Expenses before reductions	1.72%	1.74%	1.75%	1.74%	1.74%
Expenses net of fee waivers, if any	1.72%	1.74%	1.75%	1.74%	1.74%
Expenses net of all reductions	1.72%	1.73%	1.74%	1.73%	1.73%
Net investment income (loss)	.47%	.37%	.61%	.71%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,792	$ 31,204	$ 21,859	$ 17,320	$ 14,274
Portfolio turnover rateE	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.41	$ 14.47	$ 14.68	$ 13.51
Income from Investment Operations
Net investment income (loss) B	.28	.24	.26	.27	.26
Net realized and unrealized gain (loss)	1.14	1.44	1.99	(.19)	1.18
Total from investment operations	1.42	1.68	2.25	.08	1.44
Distributions from net investment income	(.29)	(.24)	(.28)	(.26)	(.27)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.20)	(.25) F	(.31) G	(.29) H	(.27)
Net asset value, end of period	$ 18.06	$ 17.84	$ 16.41	$ 14.47	$ 14.68
Total ReturnA	8.33%	10.38%	15.71%	.41%	10.79%
Ratios to Average Net Assets C, E
Expenses before reductions	.66%	.68%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.66%	.67%	.69%	.70%	.71%
Expenses net of all reductions	.66%	.66%	.68%	.69%	.70%
Net investment income (loss)	1.53%	1.43%	1.67%	1.75%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,956,041	$ 7,384,756	$ 6,838,743	$ 5,878,293	$ 6,308,311
Portfolio turnover rateD	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

G Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.81	$ 16.39	$ 14.46	$ 14.67	$ 13.50
Income from Investment Operations
Net investment income (loss) B	.27	.24	.25	.26	.26
Net realized and unrealized gain (loss)	1.14	1.43	1.98	(.19)	1.19
Total from investment operations	1.41	1.67	2.23	.07	1.45
Distributions from net investment income	(.28)	(.23)	(.27)	(.26)	(.28)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.19)	(.25)	(.30) F	(.28)	(.28)
Net asset value, end of period	$ 18.03	$ 17.81	$ 16.39	$ 14.46	$ 14.67
Total ReturnA	8.29%	10.28%	15.58%	.37%	10.87%
Ratios to Average Net Assets C, E
Expenses before reductions	.71%	.72%	.75%	.74%	.71%
Expenses net of fee waivers, if any	.71%	.72%	.75%	.74%	.71%
Expenses net of all reductions	.71%	.71%	.74%	.73%	.69%
Net investment income (loss)	1.48%	1.39%	1.61%	1.71%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,575	$ 21,429	$ 14,732	$ 7,316	$ 5,154
Portfolio turnover rateD	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.7
Exxon Mobil Corp.	0.5	0.5
Actavis PLC	0.5	0.4
The Coca-Cola Co.	0.5	0.4
Bank of America Corp.	0.4	0.5
Facebook, Inc. Class A	0.4	0.5
British American Tobacco PLC sponsored ADR	0.4	0.5
JPMorgan Chase & Co.	0.4	0.4
Citigroup, Inc.	0.4	0.4
Berkshire Hathaway, Inc. Class B	0.4	0.3
	4.8
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.5	16.8
Information Technology	9.3	8.9
Consumer Discretionary	8.7	8.9
Health Care	8.2	7.8
Industrials	7.3	7.8
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 18.6%	U.S. Government and U.S. Government Agency Obligations 19.6%
AAA,AA,A 3.7%	AAA,AA,A 3.7%
BBB 9.0%	BBB 8.5%
BB and Below 3.6%	BB and Below 3.2%
Not Rated 0.3%	Not Rated 0.1%
Equities* 59.8%	Equities 60.5%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 4.4%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 60.7%	Stock Class and Equity Futures 62.4%
Bond Class 34.9%	Bond Class 34.2%
Short-Term Class 4.4%	Short-Term Class 3.4%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 26.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 61.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	365,593	$ 3,272,057
Fidelity Consumer Discretionary Central Fund (c)	306,840	65,587,086
Fidelity Consumer Staples Central Fund (c)	238,849	48,995,079
Fidelity Emerging Markets Equity Central Fund (c)	129,034	27,387,377
Fidelity Energy Central Fund (c)	289,150	44,754,610
Fidelity Financials Central Fund (c)	1,285,361	107,841,822
Fidelity Health Care Central Fund (c)	257,784	79,869,175
Fidelity Industrials Central Fund (c)	270,810	58,752,305
Fidelity Information Technology Central Fund (c)	400,907	105,422,442
Fidelity International Equity Central Fund (c)	2,485,863	196,706,354
Fidelity Materials Central Fund (c)	95,967	22,067,642
Fidelity Telecom Services Central Fund (c)	70,571	11,563,019
Fidelity Utilities Central Fund (c)	140,164	21,744,979
TOTAL EQUITY CENTRAL FUNDS (Cost $590,886,394)		793,963,947
Fixed-Income Central Funds - 36.1%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (c)	637,145	6,409,677
Fidelity Floating Rate Central Fund (c)	117,750	12,620,463
Fidelity High Income Central Fund 1 (c)	239,997	24,479,691
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,509,831
Investment Grade Fixed-Income Funds - 32.8%
Fidelity Inflation-Protected Bond Index Central Fund (c)	153,402	15,206,746
Fidelity Investment Grade Bond Central Fund (c)	3,825,790	409,665,548
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		424,872,294
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $456,646,048)		468,382,125
Money Market Central Funds - 2.6%

Fidelity Cash Central Fund, 0.12% (a) (Cost $34,197,875)	34,197,875	34,197,875
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% 10/30/14 to 11/13/14 (b) (Cost $509,988)	$ 510,000	$ 509,989
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,082,240,305)	1,297,053,936
NET OTHER ASSETS (LIABILITIES) - 0.0%	(200,838)
NET ASSETS - 100%	$ 1,296,853,098
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
86 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 8,451,650	$ (100,946)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $509,989.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,653
Fidelity Commodity Strategy Central Fund	1,819
Fidelity Consumer Discretionary Central Fund	636,968
Fidelity Consumer Staples Central Fund	1,176,445
Fidelity Emerging Markets Debt Central Fund	167,060
Fidelity Emerging Markets Equity Central Fund	303,947
Fidelity Energy Central Fund	651,478
Fidelity Financials Central Fund	1,580,729
Fidelity Floating Rate Central Fund	550,735
Fidelity Health Care Central Fund	317,093
Fidelity High Income Central Fund 1	1,328,629
Fidelity Industrials Central Fund	822,162
Fidelity Inflation-Protected Bond Index Central Fund	4
Fidelity Information Technology Central Fund	664,203
Fidelity International Equity Central Fund	5,525,605
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	9,624,001
Fidelity Materials Central Fund	314,263
Fidelity Telecom Services Central Fund	451,651
Fidelity Utilities Central Fund	506,000
Total	$ 24,654,445
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 3,858,005	$ 53,023	$ 3,272,057	1.0%
Fidelity Consumer Discretionary Central Fund	54,383,479	16,710,582	9,971,188	65,587,086	4.6%
Fidelity Consumer Staples Central Fund	37,854,168	12,479,260	6,585,681	48,995,079	4.2%
Fidelity Emerging Markets Debt Central Fund	230,105	6,355,617	88,371	6,409,677	5.3%
Fidelity Emerging Markets Equity Central Fund	9,601,863	18,160,619	458,946	27,387,377	6.0%
Fidelity Energy Central Fund	39,548,051	11,874,752	9,605,925	44,754,610	4.0%
Fidelity Financials Central Fund	78,429,059	27,853,248	10,561,785	107,841,822	4.5%
Fidelity Floating Rate Central Fund	8,569,419	4,306,642	300,889	12,620,463	0.8%
Fidelity Health Care Central Fund	55,012,491	14,078,927	10,572,914	79,869,175	4.4%
Fidelity High Income Central Fund 1	17,983,947	7,168,817	661,970	24,479,691	5.3%
Fidelity Industrials Central Fund	48,012,932	15,675,641	9,203,705	58,752,305	4.5%
Fidelity Inflation-Protected Bond Index Central Fund	9,207,120	6,281,339	303,587	15,206,746	5.6%
Fidelity Information Technology Central Fund	75,954,652	20,463,934	6,070,674	105,422,442	4.3%
Fidelity International Equity Central Fund	148,297,764	69,060,632	20,985,198	196,706,354	6.9%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	294,203,260	138,832,928	29,319,597	409,665,548	5.3%
Fidelity Materials Central Fund	16,151,992	5,406,972	1,347,195	22,067,642	4.6%
Fidelity Telecom Services Central Fund	10,827,307	3,458,187	3,120,574	11,563,019	4.0%
Fidelity Utilities Central Fund	15,905,360	5,429,850	2,931,715	21,744,979	4.5%
Total	$ 920,172,969	$ 387,455,952	$ 122,142,937	$ 1,262,346,072
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 793,963,947	$ 793,963,947	$ -	$ -
Fixed-Income Central Funds	468,382,125	468,382,125	-	-
Money Market Central Funds	34,197,875	34,197,875	-	-
U.S. Treasury Obligations	509,989	-	509,989	-
Total Investments in Securities:	$ 1,297,053,936	$ 1,296,543,947	$ 509,989	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (100,946)	$ (100,946)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (100,946)
Total Value of Derivatives	$ -	$ (100,946)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	73.7%
United Kingdom	5.0%
Japan	3.0%
France	1.6%
Ireland	1.5%
Switzerland	1.4%
Germany	1.2%
Netherlands	1.1%
Bermuda	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements
Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $509,988)	$ 509,989
Fidelity Central Funds (cost $1,081,730,317)	1,296,543,947
Total Investments (cost $1,082,240,305)		$ 1,297,053,936
Receivable for investments sold		552,573
Receivable for fund shares sold		2,457,925
Distributions receivable from Fidelity Central Funds		3,278
Other receivables		6,575
Total assets		1,300,074,287

Liabilities
Payable for investments purchased	$ 1,619,611
Payable for fund shares redeemed	747,068
Accrued management fee	599,420
Distribution and service plan fees payable	40,670
Payable for daily variation margin for derivative instruments	17,200
Other affiliated payables	174,830
Other payables and accrued expenses	22,390
Total liabilities		3,221,189

Net Assets		$ 1,296,853,098
Net Assets consist of:
Paid in capital		$ 1,120,195,323
Undistributed net investment income		13,192,699
Accumulated undistributed net realized gain (loss) on investments		(51,247,609)
Net unrealized appreciation (depreciation) on investments		214,712,685
Net Assets		$ 1,296,853,098

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($53,382,152 ÷ 4,628,443 shares)		$ 11.53

Maximum offering price per share (100/94.25 of $11.53)		$ 12.23
Class T: Net Asset Value and redemption price per share ($14,759,247 ÷ 1,286,144 shares)		$ 11.48

Maximum offering price per share (100/96.50 of $11.48)		$ 11.90
Class B: Net Asset Value and offering price per share ($1,667,347 ÷ 145,193 shares)A		$ 11.48

Class C: Net Asset Value and offering price per share ($25,866,715 ÷ 2,278,164 shares)A		$ 11.35

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($1,187,056,024 ÷ 102,456,097 shares)		$ 11.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,121,613 ÷ 1,218,435 shares)		$ 11.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 334
Income from Fidelity Central Funds		24,654,445
Total income		24,654,779

Expenses
Management fee	$ 6,431,991
Transfer agent fees	1,414,852
Distribution and service plan fees	447,098
Accounting fees and expenses	481,929
Custodian fees and expenses	1,953
Independent trustees' compensation	4,708
Registration fees	121,616
Audit	37,756
Legal	3,169
Miscellaneous	7,031
Total expenses before reductions	8,952,103
Expense reductions	(17,832)	8,934,271
Net investment income (loss)		15,720,508
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1)
Fidelity Central Funds	932,383
Futures contracts	2,146,442
Capital gain distributions from Fidelity Central Funds	4,586
Total net realized gain (loss)		3,083,410
Change in net unrealized appreciation (depreciation) on: Investment securities	75,927,703
Futures contracts	(234,306)
Total change in net unrealized appreciation (depreciation)		75,693,397
Net gain (loss)		78,776,807
Net increase (decrease) in net assets resulting from operations		$ 94,497,315

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,720,508	$ 10,128,575
Net realized gain (loss)	3,083,410	(72,525)
Change in net unrealized appreciation (depreciation)	75,693,397	84,297,066
Net increase (decrease) in net assets resulting from operations	94,497,315	94,353,116
Distributions to shareholders from net investment income	(10,626,498)	(7,561,949)
Distributions to shareholders from net realized gain	(44,197,173)	(7,288,226)
Total distributions	(54,823,671)	(14,850,175)
Share transactions - net increase (decrease)	322,567,151	228,172,390
Total increase (decrease) in net assets	362,240,795	307,675,331

Net Assets
Beginning of period	934,612,303	626,936,972
End of period (including undistributed net investment income of $13,192,699 and undistributed net investment income of $8,085,235, respectively)	$ 1,296,853,098	$ 934,612,303

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 10.16	$ 8.76	$ 9.19	$ 8.41
Income from Investment Operations
Net investment income (loss) C	.12	.11	.12	.13	.13
Net realized and unrealized gain (loss)	.83	1.10	1.38	(.20)	.76
Total from investment operations	.95	1.21	1.50	(.07)	.89
Distributions from net investment income	(.09)	(.09)	(.08)	(.09)	(.09)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.59)	(.20)	(.10)	(.36) G	(.11)
Net asset value, end of period	$ 11.53	$ 11.17	$ 10.16	$ 8.76	$ 9.19
Total ReturnA, B	8.87%	12.15%	17.27%	(1.05)%	10.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.03%	1.06%	1.09%	1.12%	1.22%
Expenses net of fee waivers, if any	1.03%	1.06%	1.09%	1.10%	1.10%
Expenses net of all reductions	1.03%	1.05%	1.08%	1.09%	1.08%
Net investment income (loss)	1.08%	1.02%	1.26%	1.39%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,382	$ 41,926	$ 37,312	$ 30,707	$ 20,690
Portfolio turnover rateE	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.12	$ 8.72	$ 9.15	$ 8.38
Income from Investment Operations
Net investment income (loss) C	.09	.08	.10	.11	.10
Net realized and unrealized gain (loss)	.84	1.09	1.38	(.21)	.76
Total from investment operations	.93	1.17	1.48	(.10)	.86
Distributions from net investment income	(.07)	(.06)	(.06)	(.07)	(.07)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.57)	(.17)	(.08)	(.33)	(.09)
Net asset value, end of period	$ 11.48	$ 11.12	$ 10.12	$ 8.72	$ 9.15
Total ReturnA, B	8.66%	11.78%	17.12%	(1.34)%	10.32%
Ratios to Average Net Assets D, F
Expenses before reductions	1.30%	1.32%	1.34%	1.37%	1.45%
Expenses net of fee waivers, if any	1.30%	1.32%	1.34%	1.35%	1.35%
Expenses net of all reductions	1.30%	1.31%	1.33%	1.34%	1.33%
Net investment income (loss)	.81%	.76%	1.01%	1.14%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,759	$ 13,639	$ 11,380	$ 8,045	$ 6,035
Portfolio turnover rateE	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.11	$ 8.69	$ 9.12	$ 8.37
Income from Investment Operations
Net investment income (loss) C	.03	.02	.05	.06	.06
Net realized and unrealized gain (loss)	.83	1.10	1.39	(.21)	.75
Total from investment operations	.86	1.12	1.44	(.15)	.81
Distributions from net investment income	-	-	-	(.02)	(.04)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.50)	(.11)	(.02)	(.28)	(.06)
Net asset value, end of period	$ 11.48	$ 11.12	$ 10.11	$ 8.69	$ 9.12
Total ReturnA, B	8.01%	11.21%	16.53%	(1.82)%	9.68%
Ratios to Average Net Assets D, F
Expenses before reductions	1.82%	1.89%	1.92%	1.95%	2.05%
Expenses net of fee waivers, if any	1.82%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.82%	1.84%	1.84%	1.84%	1.83%
Net investment income (loss)	.29%	.23%	.50%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,667	$ 1,756	$ 1,745	$ 1,833	$ 1,987
Portfolio turnover rateE	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.06	$ 8.67	$ 9.10	$ 8.37
Income from Investment Operations
Net investment income (loss) C	.04	.02	.05	.06	.06
Net realized and unrealized gain (loss)	.81	1.10	1.38	(.20)	.74
Total from investment operations	.85	1.12	1.43	(.14)	.80
Distributions from net investment income	(.04)	(.02)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.54)	(.14) G	(.04)	(.29)	(.07)
Net asset value, end of period	$ 11.35	$ 11.04	$ 10.06	$ 8.67	$ 9.10
Total ReturnA, B	7.98%	11.24%	16.55%	(1.79)%	9.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.80%	1.84%	1.88%	1.90%	1.97%
Expenses net of fee waivers, if any	1.80%	1.84%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.80%	1.83%	1.84%	1.83%	1.83%
Net investment income (loss)	.31%	.24%	.50%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,867	$ 18,390	$ 10,185	$ 6,928	$ 4,256
Portfolio turnover rateE	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.21	$ 8.80	$ 9.22	$ 8.43
Income from Investment Operations
Net investment income (loss) B	.16	.14	.15	.16	.15
Net realized and unrealized gain (loss)	.84	1.10	1.39	(.21)	.76
Total from investment operations	1.00	1.24	1.54	(.05)	.91
Distributions from net investment income	(.13)	(.12)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.63)	(.23)	(.13)	(.37)	(.12)
Net asset value, end of period	$ 11.59	$ 11.22	$ 10.21	$ 8.80	$ 9.22
Total ReturnA	9.26%	12.45%	17.73%	(.79)%	10.88%
Ratios to Average Net Assets C, E
Expenses before reductions	.72%	.74%	.77%	.82%	.92%
Expenses net of fee waivers, if any	.72%	.74%	.77%	.82%	.85%
Expenses net of all reductions	.72%	.73%	.76%	.80%	.83%
Net investment income (loss)	1.39%	1.34%	1.59%	1.67%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,187,056	$ 850,361	$ 557,351	$ 246,943	$ 95,660
Portfolio turnover rateD	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.21	$ 8.79	$ 9.22	$ 8.43
Income from Investment Operations
Net investment income (loss) B	.15	.13	.15	.16	.15
Net realized and unrealized gain (loss)	.83	1.10	1.39	(.22)	.76
Total from investment operations	.98	1.23	1.54	(.06)	.91
Distributions from net investment income	(.11)	(.11)	(.10)	(.11)	(.10)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.61)	(.22)	(.12)	(.37)	(.12)
Net asset value, end of period	$ 11.59	$ 11.22	$ 10.21	$ 8.79	$ 9.22
Total ReturnA	9.15%	12.35%	17.73%	(.87)%	10.88%
Ratios to Average Net Assets C, E
Expenses before reductions	.78%	.82%	.84%	.85%	.95%
Expenses net of fee waivers, if any	.78%	.82%	.84%	.85%	.85%
Expenses net of all reductions	.78%	.81%	.83%	.84%	.83%
Net investment income (loss)	1.33%	1.26%	1.51%	1.64%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,122	$ 8,540	$ 8,964	$ 7,470	$ 3,228
Portfolio turnover rateD	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.0	0.8
Exxon Mobil Corp.	0.6	0.6
Actavis PLC	0.6	0.5
Facebook, Inc. Class A	0.5	0.6
The Coca-Cola Co.	0.5	0.5
Bank of America Corp.	0.5	0.5
British American Tobacco PLC sponsored ADR	0.5	0.6
JPMorgan Chase & Co.	0.5	0.5
Citigroup, Inc.	0.5	0.4
Berkshire Hathaway, Inc. Class B	0.5	0.3
	5.7
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	17.2
Information Technology	10.2	10.6
Consumer Discretionary	9.9	10.0
Health Care	9.7	9.1
Industrials	8.3	8.9
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 13.0%	U.S. Government and U.S. Government Agency Obligations 13.2%
AAA,AA,A 2.8%	AAA,AA,A 2.7%
BBB 5.8%	BBB 5.2%
BB and Below 3.5%	BB and Below 3.0%
Not Rated 0.3%	Not Rated 0.1%
Equities* 70.2%	Equities 71.2%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 4.6%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 70.8%	Stock Class and Equity Futures 73.2%
Bond Class 25.0%	Bond Class 23.6%
Short-Term Class 4.2%	Short-Term Class 3.2%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 30.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 71.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,128,868	$ 10,103,371
Fidelity Consumer Discretionary Central Fund (c)	1,099,275	234,969,975
Fidelity Consumer Staples Central Fund (c)	858,698	176,144,673
Fidelity Emerging Markets Equity Central Fund (c)	545,268	115,733,112
Fidelity Energy Central Fund (c)	1,081,002	167,317,558
Fidelity Financials Central Fund (c)	4,594,368	385,467,487
Fidelity Health Care Central Fund (c)	928,358	287,633,271
Fidelity Industrials Central Fund (c)	966,808	209,749,006
Fidelity Information Technology Central Fund (c)	1,440,772	378,865,383
Fidelity International Equity Central Fund (c)	9,229,369	730,319,960
Fidelity Materials Central Fund (c)	343,920	79,084,304
Fidelity Telecom Services Central Fund (c)	246,094	40,322,450
Fidelity Utilities Central Fund (c)	503,541	78,119,318
TOTAL EQUITY CENTRAL FUNDS (Cost $2,109,387,568)		2,893,829,868
Fixed-Income Central Funds - 25.9%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (c)	1,973,728	19,855,699
Fidelity Floating Rate Central Fund (c)	362,552	38,858,316
Fidelity High Income Central Fund 1 (c)	726,986	74,152,556
TOTAL HIGH YIELD FIXED-INCOME FUNDS		132,866,571
Investment Grade Fixed-Income Funds - 22.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)	396,286	39,283,784
Fidelity Investment Grade Bond Central Fund (c)	8,107,047	868,102,602
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		907,386,386
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,010,169,696)		1,040,252,957
Money Market Central Funds - 2.2%

Fidelity Cash Central Fund, 0.12% (a)	87,750,735	87,750,735
Fidelity Money Market Central Fund, 0.26% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $87,750,739)		87,750,739
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 10/16/14 (b) (Cost $809,992)	$ 810,000	$ 809,997
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,208,117,995)	4,022,643,561
NET OTHER ASSETS (LIABILITIES) - 0.0%	(933,909)
NET ASSETS - 100%	$ 4,021,709,652
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
82 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 8,058,550	$ (96,251)

The face value of futures purchased as a percentage of net assets is 0.2%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $399,998.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 97,219
Fidelity Commodity Strategy Central Fund	5,635
Fidelity Consumer Discretionary Central Fund	2,387,108
Fidelity Consumer Staples Central Fund	4,390,130
Fidelity Emerging Markets Debt Central Fund	529,939
Fidelity Emerging Markets Equity Central Fund	1,576,217
Fidelity Energy Central Fund	2,502,759
Fidelity Financials Central Fund	5,957,142
Fidelity Floating Rate Central Fund	1,813,906
Fidelity Health Care Central Fund	1,197,946
Fidelity High Income Central Fund 1	4,334,332
Fidelity Industrials Central Fund	3,093,330
Fidelity Inflation-Protected Bond Index Central Fund	15
Fidelity Information Technology Central Fund	2,484,002
Fidelity International Equity Central Fund	22,199,476
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	21,420,796
Fidelity Materials Central Fund	1,180,625
Fidelity Telecom Services Central Fund	1,670,577
Fidelity Utilities Central Fund	1,905,038
Total	$ 78,746,192
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 11,977,292	$ 202,355	$ 10,103,371	3.0%
Fidelity Consumer Discretionary Central Fund	227,938,538	21,750,615	33,232,196	234,969,975	16.4%
Fidelity Consumer Staples Central Fund	162,880,225	18,640,305	25,464,152	176,144,673	15.1%
Fidelity Emerging Markets Debt Central Fund	819,578	19,632,361	337,258	19,855,699	16.5%
Fidelity Emerging Markets Equity Central Fund	71,484,816	44,198,230	2,863,377	115,733,112	25.3%
Fidelity Energy Central Fund	174,318,405	17,410,699	34,925,867	167,317,558	15.1%
Fidelity Financials Central Fund	335,257,378	44,020,039	41,958,156	385,467,487	16.1%
Fidelity Floating Rate Central Fund	31,751,293	8,238,876	1,346,161	38,858,316	2.4%
Fidelity Health Care Central Fund	237,753,589	18,078,292	50,213,457	287,633,271	15.9%
Fidelity High Income Central Fund 1	66,998,274	9,569,592	2,692,322	74,152,556	16.2%
Fidelity Industrials Central Fund	208,546,366	20,956,869	37,958,723	209,749,006	16.1%
Fidelity Inflation-Protected Bond Index Central Fund	34,458,961	5,949,509	1,346,161	39,283,784	14.5%
Fidelity Information Technology Central Fund	332,113,147	27,522,429	38,734,324	378,865,383	15.3%
Fidelity International Equity Central Fund	670,471,195	128,496,189	76,519,695	730,319,960	25.7%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	722,317,212	229,357,827	96,707,611	868,102,602	11.3%
Fidelity Materials Central Fund	70,764,373	7,485,736	6,645,775	79,084,304	16.4%
Fidelity Telecom Services Central Fund	48,293,094	5,480,701	15,037,437	40,322,450	14.1%
Fidelity Utilities Central Fund	67,469,038	7,931,134	10,257,013	78,119,318	16.2%
Total	$ 3,463,635,482	$ 646,696,695	$ 476,442,040	$ 3,934,082,825
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,893,829,868	$ 2,893,829,868	$ -	$ -
Fixed-Income Central Funds	1,040,252,957	1,040,252,957	-	-
Money Market Central Funds	87,750,739	87,750,739	-	-
U.S. Treasury Obligations	809,997	-	809,997	-
Total Investments in Securities:	$ 4,022,643,561	$ 4,021,833,564	$ 809,997	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (96,251)	$ (96,251)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (96,251)
Total Value of Derivatives	$ -	$ (96,251)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	69.6%
United Kingdom	5.6%
Japan	3.6%
France	1.8%
Ireland	1.8%
Switzerland	1.6%
Germany	1.4%
Bermuda	1.2%
Netherlands	1.1%
Cayman Islands	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	10.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $809,992)	$ 809,997
Fidelity Central Funds (cost $3,207,308,003)	4,021,833,564
Total Investments (cost $3,208,117,995)		$ 4,022,643,561
Receivable for investments sold		1,738,459
Receivable for fund shares sold		2,373,224
Distributions receivable from Fidelity Central Funds		8,389
Other receivables		93,457
Total assets		4,026,857,090

Liabilities
Payable for investments purchased	$ 1,260,979
Payable for fund shares redeemed	1,224,206
Accrued management fee	1,869,861
Transfer agent fee payable	468,047
Distribution and service plan fees payable	101,523
Payable for daily variation margin for derivative instruments	16,398
Other affiliated payables	112,503
Other payables and accrued expenses	93,921
Total liabilities		5,147,438

Net Assets		$ 4,021,709,652
Net Assets consist of:
Paid in capital		$ 3,246,717,454
Undistributed net investment income		40,817,625
Accumulated undistributed net realized gain (loss) on investments		(80,254,742)
Net unrealized appreciation (depreciation) on investments		814,429,315
Net Assets		$ 4,021,709,652

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($143,309,565 ÷ 6,746,746 shares)		$ 21.24

Maximum offering price per share (100/94.25 of $21.24)		$ 22.54
Class T: Net Asset Value and redemption price per share ($49,337,247 ÷ 2,325,311 shares)		$ 21.22

Maximum offering price per share (100/96.50 of $21.22)		$ 21.99
Class B: Net Asset Value and offering price per share ($4,142,319 ÷ 194,490 shares)A		$ 21.30

Class C: Net Asset Value and offering price per share ($55,104,292 ÷ 2,613,542 shares)A		$ 21.08

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($3,729,255,640 ÷ 175,077,692 shares)		$ 21.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,560,589 ÷ 1,903,631 shares)		$ 21.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 1,134
Income from Fidelity Central Funds		78,746,192
Total income		78,747,326

Expenses
Management fee	$ 21,354,193
Transfer agent fees	5,380,476
Distribution and service plan fees	1,154,653
Accounting fees and expenses	1,320,578
Custodian fees and expenses	2,180
Independent trustees' compensation	16,175
Appreciation in deferred trustee compensation account	262
Registration fees	149,837
Audit	36,446
Legal	21,029
Miscellaneous	26,438
Total expenses before reductions	29,462,267
Expense reductions	(71,798)	29,390,469
Net investment income (loss)		49,356,857
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	269,184
Fidelity Central Funds	47,659,566
Futures contracts	6,380,519
Capital gain distributions from Fidelity Central Funds	16,333
Total net realized gain (loss)		54,325,602
Change in net unrealized appreciation (depreciation) on: Investment securities	252,532,098
Futures contracts	(415,302)
Total change in net unrealized appreciation (depreciation)		252,116,796
Net gain (loss)		306,442,398
Net increase (decrease) in net assets resulting from operations		$ 355,799,255

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,356,857	$ 40,513,852
Net realized gain (loss)	54,325,602	78,419,448
Change in net unrealized appreciation (depreciation)	252,116,796	330,301,943
Net increase (decrease) in net assets resulting from operations	355,799,255	449,235,243
Distributions to shareholders from net investment income	(39,398,483)	(41,294,520)
Distributions to shareholders from net realized gain	(13,342,022)	(5,154,458)
Total distributions	(52,740,505)	(46,448,978)
Share transactions - net increase (decrease)	209,167,082	108,412,598
Total increase (decrease) in net assets	512,225,832	511,198,863

Net Assets
Beginning of period	3,509,483,820	2,998,284,957
End of period (including undistributed net investment income of $40,817,625 and undistributed net investment income of $30,748,047, respectively)	$ 4,021,709,652	$ 3,509,483,820

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.60	$ 17.33	$ 14.72	$ 15.24	$ 13.94
Income from Investment Operations
Net investment income (loss) C	.21	.18	.19	.19	.17
Net realized and unrealized gain (loss)	1.67	2.31	2.64	(.50)	1.33
Total from investment operations	1.88	2.49	2.83	(.31)	1.50
Distributions from net investment income	(.16)	(.19)	(.19)	(.18)	(.19)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.24) G	(.22)	(.22)	(.21)	(.20)
Net asset value, end of period	$ 21.24	$ 19.60	$ 17.33	$ 14.72	$ 15.24
Total ReturnA, B	9.65%	14.56%	19.44%	(2.14)%	10.87%
Ratios to Average Net Assets D, F
Expenses before reductions	1.03%	1.06%	1.08%	1.09%	1.12%
Expenses net of fee waivers, if any	1.03%	1.06%	1.08%	1.09%	1.12%
Expenses net of all reductions	1.03%	1.04%	1.07%	1.07%	1.10%
Net investment income (loss)	1.00%	.98%	1.17%	1.17%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,310	$ 127,865	$ 120,425	$ 107,670	$ 111,293
Portfolio turnover rateE	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.58	$ 17.30	$ 14.70	$ 15.21	$ 13.91
Income from Investment Operations
Net investment income (loss) C	.15	.13	.15	.15	.13
Net realized and unrealized gain (loss)	1.67	2.32	2.62	(.49)	1.33
Total from investment operations	1.82	2.45	2.77	(.34)	1.46
Distributions from net investment income	(.11)	(.14)	(.15)	(.14)	(.16)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.18)	(.17)	(.17) H	(.17)	(.16) G
Net asset value, end of period	$ 21.22	$ 19.58	$ 17.30	$ 14.70	$ 15.21
Total ReturnA, B	9.38%	14.31%	19.03%	(2.36)%	10.61%
Ratios to Average Net Assets D, F
Expenses before reductions	1.29%	1.32%	1.35%	1.35%	1.38%
Expenses net of fee waivers, if any	1.29%	1.32%	1.35%	1.35%	1.38%
Expenses net of all reductions	1.29%	1.30%	1.33%	1.34%	1.36%
Net investment income (loss)	.74%	.72%	.91%	.91%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,337	$ 44,421	$ 43,064	$ 40,033	$ 45,394
Portfolio turnover rateE	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 17.30	$ 14.66	$ 15.15	$ 13.86
Income from Investment Operations
Net investment income (loss) C	.03	.03	.06	.06	.05
Net realized and unrealized gain (loss)	1.69	2.32	2.63	(.50)	1.33
Total from investment operations	1.72	2.35	2.69	(.44)	1.38
Distributions from net investment income	-	(.01)	(.03)	(.02)	(.08)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.03)	(.04)	(.05) G	(.05)	(.09)
Net asset value, end of period	$ 21.30	$ 19.61	$ 17.30	$ 14.66	$ 15.15
Total ReturnA, B	8.79%	13.61%	18.42%	(2.92)%	10.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.87%	1.90%	1.90%	1.90%	1.92%
Expenses net of fee waivers, if any	1.87%	1.90%	1.90%	1.90%	1.92%
Expenses net of all reductions	1.87%	1.88%	1.89%	1.89%	1.90%
Net investment income (loss)	.16%	.14%	.35%	.36%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,142	$ 5,656	$ 8,014	$ 9,605	$ 14,696
Portfolio turnover rateE	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.48	$ 17.23	$ 14.63	$ 15.13	$ 13.86
Income from Investment Operations
Net investment income (loss) C	.05	.04	.07	.07	.06
Net realized and unrealized gain (loss)	1.66	2.31	2.62	(.49)	1.33
Total from investment operations	1.71	2.35	2.69	(.42)	1.39
Distributions from net investment income	(.04)	(.07)	(.07)	(.05)	(.11)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.11)	(.10)	(.09) G	(.08)	(.12)
Net asset value, end of period	$ 21.08	$ 19.48	$ 17.23	$ 14.63	$ 15.13
Total ReturnA, B	8.82%	13.70%	18.49%	(2.81)%	10.09%
Ratios to Average Net Assets D, F
Expenses before reductions	1.79%	1.81%	1.83%	1.83%	1.84%
Expenses net of fee waivers, if any	1.79%	1.81%	1.83%	1.83%	1.84%
Expenses net of all reductions	1.78%	1.79%	1.81%	1.81%	1.82%
Net investment income (loss)	.25%	.23%	.43%	.43%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,104	$ 46,498	$ 38,245	$ 32,160	$ 34,847
Portfolio turnover rateE	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.66	$ 17.38	$ 14.77	$ 15.28	$ 13.97
Income from Investment Operations
Net investment income (loss) B	.27	.24	.24	.24	.21
Net realized and unrealized gain (loss)	1.67	2.32	2.64	(.49)	1.34
Total from investment operations	1.94	2.56	2.88	(.25)	1.55
Distributions from net investment income	(.23)	(.25)	(.25)	(.23)	(.23)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.30)	(.28)	(.27) F	(.26)	(.24)
Net asset value, end of period	$ 21.30	$ 19.66	$ 17.38	$ 14.77	$ 15.28
Total ReturnA	9.98%	14.94%	19.79%	(1.79)%	11.21%
Ratios to Average Net Assets C, E
Expenses before reductions	.73%	.75%	.76%	.78%	.80%
Expenses net of fee waivers, if any	.73%	.75%	.76%	.78%	.80%
Expenses net of all reductions	.72%	.73%	.75%	.76%	.78%
Net investment income (loss)	1.31%	1.29%	1.49%	1.48%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,729,256	$ 3,253,088	$ 2,758,119	$ 2,103,346	$ 2,357,618
Portfolio turnover rateD	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.66	$ 17.38	$ 14.78	$ 15.29	$ 13.97
Income from Investment Operations
Net investment income (loss) B	.26	.23	.24	.24	.21
Net realized and unrealized gain (loss)	1.68	2.32	2.63	(.50)	1.33
Total from investment operations	1.94	2.55	2.87	(.26)	1.54
Distributions from net investment income	(.22)	(.24)	(.24)	(.22)	(.21)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.29)	(.27)	(.27)	(.25)	(.22)
Net asset value, end of period	$ 21.31	$ 19.66	$ 17.38	$ 14.78	$ 15.29
Total ReturnA	9.98%	14.90%	19.68%	(1.82)%	11.17%
Ratios to Average Net Assets C, E
Expenses before reductions	.77%	.79%	.80%	.81%	.84%
Expenses net of fee waivers, if any	.77%	.79%	.80%	.81%	.84%
Expenses net of all reductions	.77%	.77%	.79%	.80%	.82%
Net investment income (loss)	1.26%	1.25%	1.45%	1.45%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,561	$ 31,955	$ 30,418	$ 26,678	$ 25,956
Portfolio turnover rateD	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.2	0.9
Exxon Mobil Corp.	0.7	0.7
Actavis PLC	0.7	0.6
The Coca-Cola Co.	0.7	0.6
Bank of America Corp.	0.7	0.6
Facebook, Inc. Class A	0.7	0.7
British American Tobacco PLC sponsored ADR	0.6	0.7
JPMorgan Chase & Co.	0.6	0.6
Citigroup, Inc.	0.6	0.5
Berkshire Hathaway, Inc. Class B	0.6	0.4
	7.1
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	18.4
Information Technology	12.4	12.9
Health Care	11.4	10.5
Consumer Discretionary	11.4	11.5
Industrials	9.9	10.5
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 5.9%	U.S. Government and U.S. Government Agency Obligations 4.1%
AAA,AA,A 1.2%	AAA,AA,A 1.0%
BBB 2.2%	BBB 1.7%
BB and Below 3.1%	BB and Below 2.7%
Not Rated 0.3%	Not Rated 0.1%
Equities* 84.3%	Equities 85.1%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 5.3%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 85.4%	Stock Class and Equity Futures 87.9%
Bond Class 12.5%	Bond Class 9.4%
Short-Term Class 2.1%	Short-Term Class 2.7%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 34.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 86.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	447,103	$ 4,001,573
Fidelity Consumer Discretionary Central Fund (c)	529,410	113,161,445
Fidelity Consumer Staples Central Fund (c)	412,283	84,571,562
Fidelity Emerging Markets Equity Central Fund (c)	224,484	47,646,633
Fidelity Energy Central Fund (c)	520,433	80,552,685
Fidelity Financials Central Fund (c)	2,212,017	185,588,261
Fidelity Health Care Central Fund (c)	444,901	137,843,581
Fidelity Industrials Central Fund (c)	466,465	101,199,635
Fidelity Information Technology Central Fund (c)	685,897	180,363,403
Fidelity International Equity Central Fund (c)	4,353,914	344,525,328
Fidelity Materials Central Fund (c)	164,479	37,821,930
Fidelity Telecom Services Central Fund (c)	119,170	19,526,034
Fidelity Utilities Central Fund (c)	242,897	37,683,012
TOTAL EQUITY CENTRAL FUNDS (Cost $1,048,900,556)		1,374,485,082
Fixed-Income Central Funds - 12.9%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (c)	779,868	7,845,467
Fidelity Floating Rate Central Fund (c)	142,864	15,312,201
Fidelity High Income Central Fund 1 (c)	293,202	29,906,639
TOTAL HIGH YIELD FIXED-INCOME FUNDS		53,064,307
Investment Grade Fixed-Income Funds - 9.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)	156,607	15,524,474
Fidelity Investment Grade Bond Central Fund (c)	1,284,056	137,496,728
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		153,021,202
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $205,981,636)		206,085,509
Money Market Central Funds - 0.8%

Fidelity Cash Central Fund, 0.12% (a) (Cost $11,840,278)	11,840,278	11,840,278
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/16/14 to 11/13/14 (b) (Cost $619,991)	$ 620,000	$ 619,994
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,267,342,461)	1,593,030,863
NET OTHER ASSETS (LIABILITIES) - 0.0%	(531,633)
NET ASSETS - 100%	$ 1,592,499,230
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
124 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 12,186,100	$ (145,551)

The face value of futures purchased as a percentage of net assets is 0.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $619,994.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,886
Fidelity Commodity Strategy Central Fund	2,225
Fidelity Consumer Discretionary Central Fund	1,111,798
Fidelity Consumer Staples Central Fund	2,050,139
Fidelity Emerging Markets Debt Central Fund	195,134
Fidelity Emerging Markets Equity Central Fund	608,677
Fidelity Energy Central Fund	1,158,651
Fidelity Financials Central Fund	2,762,989
Fidelity Floating Rate Central Fund	692,276
Fidelity Health Care Central Fund	554,931
Fidelity High Income Central Fund 1	1,660,825
Fidelity Industrials Central Fund	1,437,448
Fidelity Information Technology Central Fund	1,152,781
Fidelity International Equity Central Fund	10,200,548
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	3,010,805
Fidelity Materials Central Fund	547,436
Fidelity Telecom Services Central Fund	784,566
Fidelity Utilities Central Fund	881,991
Total	$ 28,838,106
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 4,728,218	$ 71,926	$ 4,001,573	1.2%
Fidelity Consumer Discretionary Central Fund	98,356,481	20,996,773	14,220,080	113,161,445	7.9%
Fidelity Consumer Staples Central Fund	68,668,244	16,079,533	9,333,910	84,571,562	7.2%
Fidelity Emerging Markets Debt Central Fund	-	8,071,452	119,876	7,845,467	6.5%
Fidelity Emerging Markets Equity Central Fund	24,899,756	23,229,961	1,316,286	47,646,633	10.4%
Fidelity Energy Central Fund	73,469,570	15,562,924	13,198,913	80,552,685	7.3%
Fidelity Financials Central Fund	141,629,698	36,501,383	14,123,736	185,588,261	7.8%
Fidelity Floating Rate Central Fund	11,754,925	4,118,747	633,265	15,312,201	0.9%
Fidelity Health Care Central Fund	100,694,951	17,264,287	17,894,395	137,843,581	7.6%
Fidelity High Income Central Fund 1	17,292,490	13,834,906	1,221,448	29,906,639	6.5%
Fidelity Industrials Central Fund	88,634,642	19,748,130	14,894,642	101,199,635	7.8%
Fidelity Inflation-Protected Bond Index Central Fund	-	15,782,599	125,100	15,524,474	5.7%
Fidelity Information Technology Central Fund	139,296,157	25,921,272	11,296,443	180,363,403	7.3%
Fidelity International Equity Central Fund	276,208,342	106,479,189	39,816,338	344,525,328	12.1%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	101,402,377	93,927,172	59,819,619	137,496,728	1.8%
Fidelity Materials Central Fund	29,946,443	6,956,660	2,382,340	37,821,930	7.8%
Fidelity Telecom Services Central Fund	20,640,609	4,516,484	6,322,142	19,526,034	6.8%
Fidelity Utilities Central Fund	28,227,224	6,947,308	3,338,012	37,683,012	7.8%
Total	$ 1,221,121,909	$ 440,666,998	$ 210,128,471	$ 1,580,570,591
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,374,485,082	$ 1,374,485,082	$ -	$ -
Fixed-Income Central Funds	206,085,509	206,085,509	-	-
Money Market Central Funds	11,840,278	11,840,278	-	-
U.S. Treasury Obligations	619,994	-	619,994	-
Total Investments in Securities:	$ 1,593,030,863	$ 1,592,410,869	$ 619,994	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (145,551)	$ (145,551)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (145,551)
Total Value of Derivatives	$ -	$ (145,551)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	65.4%
United Kingdom	6.3%
Japan	4.2%
France	2.1%
Ireland	2.1%
Switzerland	2.0%
Germany	1.7%
Bermuda	1.4%
Cayman Islands	1.3%
Netherlands	1.3%
Australia	1.1%
Korea (South)	1.0%
Others (Individually Less Than 1%)	10.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $619,991)	$ 619,994
Fidelity Central Funds (cost $1,266,722,470)	1,592,410,869
Total Investments (cost $1,267,342,461)		$ 1,593,030,863
Receivable for investments sold		750,536
Receivable for fund shares sold		716,537
Distributions receivable from Fidelity Central Funds		1,139
Other receivables		11,536
Total assets		1,594,510,611

Liabilities
Payable for investments purchased	$ 80,876
Payable for fund shares redeemed	848,446
Accrued management fee	740,472
Transfer agent fee payable	202,785
Distribution and service plan fees payable	49,598
Payable for daily variation margin for derivative instruments	24,800
Other affiliated payables	41,774
Other payables and accrued expenses	22,630
Total liabilities		2,011,381

Net Assets		$ 1,592,499,230
Net Assets consist of:
Paid in capital		$ 1,280,203,142
Undistributed net investment income		14,778,904
Accumulated undistributed net realized gain (loss) on investments		(28,025,667)
Net unrealized appreciation (depreciation) on investments		325,542,851
Net Assets		$ 1,592,499,230

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,658,888 ÷ 3,778,901 shares)		$ 17.64

Maximum offering price per share (100/94.25 of $17.64)		$ 18.72
Class T: Net Asset Value and redemption price per share ($17,689,785 ÷ 1,007,628 shares)		$ 17.56

Maximum offering price per share (100/96.50 of $17.56)		$ 18.20
Class B: Net Asset Value and offering price per share ($2,463,124 ÷ 140,379 shares)A		$ 17.55

Class C: Net Asset Value and offering price per share ($30,716,550 ÷ 1,768,788 shares)A		$ 17.37

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($1,433,195,640 ÷ 80,556,555 shares)		$ 17.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,775,243 ÷ 2,354,205 shares)		$ 17.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 447
Income from Fidelity Central Funds		28,838,106
Total income		28,838,553

Expenses
Management fee	$ 8,124,523
Transfer agent fees	2,263,807
Distribution and service plan fees	568,205
Accounting fees and expenses	462,838
Custodian fees and expenses	2,081
Independent trustees' compensation	5,977
Registration fees	130,910
Audit	37,755
Legal	4,999
Miscellaneous	9,268
Total expenses before reductions	11,610,363
Expense reductions	(33,945)	11,576,418
Net investment income (loss)		17,262,135
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,561
Fidelity Central Funds	15,886,527
Futures contracts	3,132,261
Total net realized gain (loss)		19,043,349
Change in net unrealized appreciation (depreciation) on: Investment securities	113,023,627
Futures contracts	(400,454)
Total change in net unrealized appreciation (depreciation)		112,623,173
Net gain (loss)		131,666,522
Net increase (decrease) in net assets resulting from operations		$ 148,928,657

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,262,135	$ 11,909,296
Net realized gain (loss)	19,043,349	27,372,753
Change in net unrealized appreciation (depreciation)	112,623,173	143,262,072
Net increase (decrease) in net assets resulting from operations	148,928,657	182,544,121
Distributions to shareholders from net investment income	(12,072,498)	(10,099,876)
Distributions to shareholders from net realized gain	(32,360,551)	(1,420,708)
Total distributions	(44,433,049)	(11,520,584)
Share transactions - net increase (decrease)	252,813,012	249,844,889
Total increase (decrease) in net assets	357,308,620	420,868,426

Net Assets
Beginning of period	1,235,190,610	814,322,184
End of period (including undistributed net investment income of $14,778,904 and undistributed net investment income of $9,558,733, respectively)	$ 1,592,499,230	$ 1,235,190,610

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.38	$ 14.03	$ 11.62	$ 12.23	$ 11.18
Income from Investment Operations
Net investment income (loss) C	.16	.14	.14	.13	.11
Net realized and unrealized gain (loss)	1.64	2.38	2.43	(.58)	1.06
Total from investment operations	1.80	2.52	2.57	(.45)	1.17
Distributions from net investment income	(.11)	(.14)	(.14)	(.13)	(.11)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.54) I	(.17) G	(.16)	(.16)	(.12) H
Net asset value, end of period	$ 17.64	$ 16.38	$ 14.03	$ 11.62	$ 12.23
Total ReturnA, B	11.24%	18.14%	22.30%	(3.85)%	10.56%
Ratios to Average Net Assets D, F
Expenses before reductions	1.04%	1.05%	1.08%	1.10%	1.10%
Expenses net of fee waivers, if any	1.04%	1.05%	1.08%	1.10%	1.10%
Expenses net of all reductions	1.04%	1.03%	1.07%	1.08%	1.08%
Net investment income (loss)	.92%	.91%	1.07%	1.00%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,659	$ 82,805	$ 66,048	$ 50,854	$ 45,550
Portfolio turnover rateE	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

I Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.32	$ 13.97	$ 11.58	$ 12.19	$ 11.14
Income from Investment Operations
Net investment income (loss) C	.11	.09	.10	.10	.08
Net realized and unrealized gain (loss)	1.63	2.38	2.41	(.58)	1.06
Total from investment operations	1.74	2.47	2.51	(.48)	1.14
Distributions from net investment income	(.08)	(.10)	(.10)	(.10)	(.08)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.50)	(.12)	(.12)	(.13)	(.09) G
Net asset value, end of period	$ 17.56	$ 16.32	$ 13.97	$ 11.58	$ 12.19
Total ReturnA, B	10.92%	17.85%	21.86%	(4.08)%	10.33%
Ratios to Average Net Assets D, F
Expenses before reductions	1.33%	1.35%	1.36%	1.35%	1.36%
Expenses net of fee waivers, if any	1.33%	1.35%	1.36%	1.35%	1.36%
Expenses net of all reductions	1.33%	1.33%	1.35%	1.33%	1.33%
Net investment income (loss)	.63%	.61%	.80%	.75%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,690	$ 13,606	$ 10,604	$ 8,449	$ 7,154
Portfolio turnover rateE	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.29	$ 13.94	$ 11.53	$ 12.12	$ 11.09
Income from Investment Operations
Net investment income (loss) C	.02	.01	.03	.02	.01
Net realized and unrealized gain (loss)	1.64	2.38	2.41	(.57)	1.06
Total from investment operations	1.66	2.39	2.44	(.55)	1.07
Distributions from net investment income	-	(.02)	(.01)	(.01)	(.03)
Distributions from net realized gain	(.40)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.40)	(.04)	(.03)	(.04)	(.04) G
Net asset value, end of period	$ 17.55	$ 16.29	$ 13.94	$ 11.53	$ 12.12
Total ReturnA, B	10.37%	17.19%	21.24%	(4.60)%	9.70%
Ratios to Average Net Assets D, F
Expenses before reductions	1.83%	1.88%	1.91%	1.91%	1.94%
Expenses net of fee waivers, if any	1.83%	1.88%	1.91%	1.91%	1.93%
Expenses net of all reductions	1.83%	1.86%	1.89%	1.89%	1.91%
Net investment income (loss)	.13%	.08%	.25%	.18%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,463	$ 3,071	$ 2,996	$ 2,898	$ 3,798
Portfolio turnover rateE	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.16	$ 13.85	$ 11.47	$ 12.10	$ 11.08
Income from Investment Operations
Net investment income (loss) C	.03	.02	.04	.03	.02
Net realized and unrealized gain (loss)	1.61	2.35	2.41	(.58)	1.06
Total from investment operations	1.64	2.37	2.45	(.55)	1.08
Distributions from net investment income	(.01)	(.04)	(.05)	(.05)	(.04)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.43)	(.06)	(.07)	(.08)	(.06)
Net asset value, end of period	$ 17.37	$ 16.16	$ 13.85	$ 11.47	$ 12.10
Total ReturnA, B	10.37%	17.22%	21.44%	(4.62)%	9.75%
Ratios to Average Net Assets D, F
Expenses before reductions	1.81%	1.84%	1.84%	1.84%	1.87%
Expenses net of fee waivers, if any	1.81%	1.83%	1.84%	1.84%	1.87%
Expenses net of all reductions	1.81%	1.81%	1.83%	1.82%	1.84%
Net investment income (loss)	.15%	.13%	.32%	.26%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,717	$ 21,781	$ 17,243	$ 13,379	$ 9,945
Portfolio turnover rateE	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.52	$ 14.14	$ 11.72	$ 12.31	$ 11.24
Income from Investment Operations
Net investment income (loss) B	.21	.18	.18	.17	.14
Net realized and unrealized gain (loss)	1.65	2.40	2.43	(.58)	1.07
Total from investment operations	1.86	2.58	2.61	(.41)	1.21
Distributions from net investment income	(.17)	(.18)	(.17)	(.15)	(.12)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.59)	(.20)	(.19)	(.18)	(.14)
Net asset value, end of period	$ 17.79	$ 16.52	$ 14.14	$ 11.72	$ 12.31
Total ReturnA	11.54%	18.52%	22.53%	(3.51)%	10.81%
Ratios to Average Net Assets C, E
Expenses before reductions	.74%	.77%	.81%	.82%	.86%
Expenses net of fee waivers, if any	.74%	.77%	.81%	.82%	.86%
Expenses net of all reductions	.74%	.75%	.80%	.80%	.84%
Net investment income (loss)	1.21%	1.19%	1.35%	1.27%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,433,196	$ 1,100,838	$ 706,722	$ 557,908	$ 592,472
Portfolio turnover rateD	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.48	$ 14.11	$ 11.69	$ 12.30	$ 11.24
Income from Investment Operations
Net investment income (loss) B	.21	.18	.18	.17	.14
Net realized and unrealized gain (loss)	1.64	2.39	2.43	(.59)	1.07
Total from investment operations	1.85	2.57	2.61	(.42)	1.21
Distributions from net investment income	(.16)	(.17)	(.17)	(.16)	(.14)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.59) H	(.20) F	(.19)	(.19)	(.15) G
Net asset value, end of period	$ 17.74	$ 16.48	$ 14.11	$ 11.69	$ 12.30
Total ReturnA	11.49%	18.45%	22.60%	(3.58)%	10.89%
Ratios to Average Net Assets C, E
Expenses before reductions	.76%	.79%	.81%	.81%	.83%
Expenses net of fee waivers, if any	.76%	.79%	.81%	.81%	.83%
Expenses net of all reductions	.76%	.77%	.79%	.79%	.80%
Net investment income (loss)	1.19%	1.17%	1.35%	1.29%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,775	$ 13,088	$ 10,710	$ 8,600	$ 6,351
Portfolio turnover rateD	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

H Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2014

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.15%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures Repurchase Agreements	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .01%

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	Less than .01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2014, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%	$ 4,827,190,307	$ 208,763,701	$ (8,977,322)	$ 199,786,379
Fidelity Asset Manager 30%	780,685,802	38,153,433	(2,822,273)	35,331,160
Fidelity Asset Manager 40%	783,278,836	45,251,192	(4,002,847)	41,248,345
Fidelity Asset Manager 50%	7,414,962,399	824,493,296	(100,409,875)	724,083,421
Fidelity Asset Manager 60%	1,194,550,480	107,689,553	(5,186,097)	102,503,456
Fidelity Asset Manager 70%	3,571,536,743	565,924,445	(114,817,627)	451,106,818
Fidelity Asset Manager 85%	1,407,754,162	214,455,752	(29,179,051)	185,276,701

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 51,862,519	$ 96,472,178	$ 199,786,379
Fidelity Asset Manager 30%	7,291,000	15,038,961	35,331,160
Fidelity Asset Manager 40%	9,656,083	16,928,421	41,248,345
Fidelity Asset Manager 50%	173,275,834	335,792,663	724,083,421
Fidelity Asset Manager 60%	30,832,727	43,353,779	102,503,456
Fidelity Asset Manager 70%	92,694,072	231,378,380	451,106,818
Fidelity Asset Manager 85%	46,648,621	80,426,947	185,276,701

The tax character of distributions paid was as follows:

September 30, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 91,224,403	$ 88,160,063	$ 179,384,466
Fidelity Asset Manager 30%	12,558,280	10,215,022	22,773,302
Fidelity Asset Manager 40%	13,530,571	12,216,082	25,746,653
Fidelity Asset Manager 50%	206,203,105	305,719,727	511,922,832
Fidelity Asset Manager 60%	23,947,402	30,876,269	54,823,671
Fidelity Asset Manager 70%	52,740,505	-	52,740,505
Fidelity Asset Manager 85%	21,096,710	23,336,339	44,433,049
September 30, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 110,262,124	$ 50,463,341	$ 160,725,465
Fidelity Asset Manager 30%	9,568,850	4,107,452	13,676,302
Fidelity Asset Manager 40%	6,811,798	3,459,125	10,270,923
Fidelity Asset Manager 50%	106,854,286	-	106,854,286
Fidelity Asset Manager 60%	8,993,435	5,856,740	14,850,175
Fidelity Asset Manager 70%	46,448,978	-	46,448,978
Fidelity Asset Manager 85%	11,520,584	-	11,520,584

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 7,648,299	$ (391,639)
Totals (a)	$ 7,648,299	$ (391,639)
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 999,546	$ (32,074)
Totals (a)	$ 999,546	$ (32,074)
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 1,065,817	$ (72,588)
Totals (a)	$ 1,065,817	$ (72,588)
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 14,078,933	$ (1,144,532)
Totals (a)	$ 14,078,933	$ (1,144,532)
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 2,146,442	$ (234,306)
Totals (a)	$ 2,146,442	$ (234,306)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 6,380,519	$ (415,302)
Totals (a)	$ 6,380,519	$ (415,302)
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 3,132,261	$ (400,454)
Totals (a)	$ 3,132,261	$ (400,454)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	486,789,667	676,272,859
Fidelity Asset Manager 30%	217,196,229	83,680,820
Fidelity Asset Manager 40%	283,577,175	71,392,377
Fidelity Asset Manager 50%	738,258,919	939,706,222
Fidelity Asset Manager 60%	387,455,952	122,142,937
Fidelity Asset Manager 70%	646,696,695	476,448,731
Fidelity Asset Manager 85%	440,666,998	210,128,471

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 100,989	$ 1,908
Class T	.25%	.25%	100,194	160
Class B	.75%	.25%	24,541	18,449
Class C	.75%	.25%	250,070	52,544
			$ 475,794	$ 73,061

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Asset Manager 30%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 44,317	$ 1,659
Class T	.25%	.25%	41,012	-
Class B	.75%	.25%	9,907	7,628
Class C	.75%	.25%	148,295	51,205
			$ 243,531	$ 60,492
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 51,596	$ 4,827
Class T	.25%	.25%	37,926	87
Class B	.75%	.25%	11,372	8,537
Class C	.75%	.25%	130,865	40,105
			$ 231,759	$ 53,556
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 180,950	$ 13,783
Class T	.25%	.25%	155,496	62
Class B	.75%	.25%	37,973	28,548
Class C	.75%	.25%	365,165	82,547
			$ 739,584	$ 124,940
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 124,739	$ 8,230
Class T	.25%	.25%	72,284	-
Class B	.75%	.25%	17,564	13,257
Class C	.75%	.25%	232,511	80,647
			$ 447,098	$ 102,134
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 343,399	$ 9,031
Class T	.25%	.25%	237,788	167
Class B	.75%	.25%	49,943	37,497
Class C	.75%	.25%	523,523	84,336
			$ 1,154,653	$ 131,031
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 189,813	$ 3,956
Class T	.25%	.25%	81,688	11
Class B	.75%	.25%	28,327	21,326
Class C	.75%	.25%	268,377	68,430
			$ 568,205	$ 93,723

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 14,457
Class T	5,458
Class B*	2,664
Class C*	7,132
$ 29,711

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 30%	Retained by FDC
Class A	$ 16,610
Class T	4,279
Class B*	2,139
Class C*	6,373
$ 29,401
Fidelity Asset Manager 40%
Class A	$ 30,217
Class T	5,261
Class B*	333
Class C*	3,746
$ 39,557

Fidelity Asset Manager 50%
Class A	$ 55,866
Class T	10,711
Class B*	1,817
Class C*	6,032
$ 74,426
Fidelity Asset Manager 60%
Class A	$ 45,492
Class T	9,690
Class B*	2,160
Class C*	6,516
$ 63,858
Fidelity Asset Manager 70%
Class A	$ 54,692
Class T	14,271
Class B*	1,361
Class C*	8,393
$ 78,717

Fidelity Asset Manager 85%
Class A	$ 45,722
Class T	7,957
Class B*	2,866
Class C*	3,828
$ 60,373

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 52,650.13
Class T	30,849.15
Class B	3,739.15
Class C	38,767.15
Asset Manager 20%	4,046,648.08
Institutional Class	36,643.12
	$ 4,209,296

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 30%	Amount	% of Average Net Assets
Class A	$ 23,090.13
Class T	12,871.16
Class B	1,571.16
Class C	21,314.14
Asset Manager 30%	529,588.08
Institutional Class	11,937.14
	$ 600,371
Fidelity Asset Manager 40%
Class A	$ 26,586.13
Class T	10,986.14
Class B	1,504.13
Class C	18,868.14
Asset Manager 40%	527,799.08
Institutional Class	2,695.10
	$ 588,438
Fidelity Asset Manager 50%
Class A	$ 131,181.18
Class T	61,747.20
Class B	6,848.18
Class C	73,087.20
Asset Manager 50%	10,608,102.14
Institutional Class	50,454.18
	$ 10,931,419
Fidelity Asset Manager 60%
Class A	$ 88,652.18
Class T	27,856.19
Class B	3,767.21
Class C	44,177.19
Asset Manager 60%	1,231,460.12
Institutional Class	18,940.17
	$ 1,414,852
Fidelity Asset Manager 70%
Class A	$ 266,040.19
Class T	96,232.20
Class B	13,887.28
Class C	102,350.20
Asset Manager 70%	4,833,852.13
Institutional Class	68,115.18
	$ 5,380,476
Fidelity Asset Manager 85%
Class A	$ 145,734.19
Class T	38,473.24
Class B	6,640.23
Class C	57,009.21
Asset Manager 85%	1,974,114.15
Institutional Class	41,837.17
	$ 2,263,807

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Other. During the period the following Funds were reimbursed by the investment adviser for certain losses:

Amount
Fidelity Asset Manager 30%	$ 1,323
Fidelity Asset Manager 60%	3,194
Fidelity Asset Manager 70%	1,514

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 8,371
Fidelity Asset Manager 30%	1,148
Fidelity Asset Manager 40%	1,048
Fidelity Asset Manager 50%	13,321
Fidelity Asset Manager 60%	1,806
Fidelity Asset Manager 70%	6,327
Fidelity Asset Manager 85%	2,329

During the period, the Funds did not borrow on this line of credit.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 19,155	$ -
Fidelity Asset Manager 30%	5,496	2
Fidelity Asset Manager 40%	6,917	2
Fidelity Asset Manager 50%	79,376	-
Fidelity Asset Manager 60%	16,646	1
Fidelity Asset Manager 70%	57,422	-
Fidelity Asset Manager 85%	28,747	2

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Fidelity Asset Manager 20%	$ 4,237
Fidelity Asset Manager 30%	1,150
Fidelity Asset Manager 40%	990
Fidelity Asset Manager 50%	27,511
Fidelity Asset Manager 60%	1,185
Fidelity Asset Manager 70%	14,376
Fidelity Asset Manager 85%	5,196

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2014	2013
Fidelity Asset Manager 20%
From net investment income
Class A	$ 457,824	$ 479,180
Class T	174,877	153,380
Class B	9,028	7,798
Class C	96,743	73,479
Asset Manager 20%	70,415,197	63,713,389
Institutional Class	439,951	417,892
Total	$ 71,593,620	$ 64,845,118
From net realized gain
Class A	$ 933,007	$ 938,257
Class T	441,467	394,767
Class B	59,909	54,940
Class C	547,699	461,388
Asset Manager 20%	105,090,102	93,409,011
Institutional Class	718,662	621,984
Total	$ 107,790,846	$ 95,880,347
Fidelity Asset Manager 30%
From net investment income
Class A	$ 221,593	$ 135,255
Class T	78,864	53,266
Class B	4,802	3,647
Class C	80,716	36,680
Asset Manager 30%	10,862,174	6,258,064
Institutional Class	126,683	42,424
Total	$ 11,374,832	$ 6,529,336
From net realized gain
Class A	$ 275,244	$ 201,136
Class T	124,916	120,146
Class B	18,248	19,017
Class C	225,987	142,208
Asset Manager 30%	10,615,906	6,625,598
Institutional Class	138,169	38,861
Total	$ 11,398,470	$ 7,146,966
Fidelity Asset Manager 40%
From net investment income
Class A	$ 269,328	$ 158,417
Class T	82,133	39,541
Class B	6,682	1,513
Class C	82,661	19,828
Asset Manager 40%	10,151,960	5,081,687
Institutional Class	34,433	11,858
Total	$ 10,627,197	$ 5,312,844
From net realized gain
Class A	$ 452,005	$ 184,146
Class T	184,205	63,920
Class B	27,043	10,654
Class C	281,252	88,165
Asset Manager 40%	14,138,549	4,600,582
Institutional Class	36,402	10,612
Total	$ 15,119,456	$ 4,958,079

Annual Report

9. Distributions to Shareholders - continued

Years ended September 30,	2014	2013
Fidelity Asset Manager 50%
From net investment income
Class A	$ 918,247	$ 741,245
Class T	316,199	222,996
Class B	20,500	13,979
Class C	204,799	103,090
Asset Manager 50%	122,376,822	99,187,965
Institutional Class	416,666	251,043
Total	$ 124,253,233	$ 100,520,318
From net realized gain
Class A	$ 3,577,054	$ 56,331
Class T	1,490,193	20,938
Class B	194,323	3,654
Class C	1,732,377	21,738
Asset Manager 50%	379,416,820	6,215,885
Institutional Class	1,258,832	15,422
Total	$ 387,669,599	$ 6,333,968
Fidelity Asset Manager 60%
From net investment income
Class A	$ 356,588	$ 328,716
Class T	80,854	63,101
Class C	69,650	25,403
Asset Manager 60%	10,035,862	7,048,830
Institutional Class	83,544	95,899
Total	$ 10,626,498	$ 7,561,949
From net realized gain
Class A	$ 1,985,006	$ 413,664
Class T	623,199	117,788
Class B	76,551	17,787
Class C	918,282	118,551
Asset Manager 60%	40,223,730	6,524,537
Institutional Class	370,405	95,899
Total	$ 44,197,173	$ 7,288,226
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,033,151	$ 1,324,356
Class T	244,099	339,999
Class B	-	3,770
Class C	91,021	146,051
Asset Manager 70%	37,644,867	39,066,778
Institutional Class	385,345	413,566
Total	$ 39,398,483	$ 41,294,520
From net realized gain
Class A	$ 474,865	$ 208,014
Class T	164,213	71,831
Class B	8,517	12,568
Class C	182,043	65,396
Asset Manager 70%	12,380,976	4,744,953
Institutional Class	131,408	51,696
Total	$ 13,342,022	$ 5,154,458

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Years ended September 30,	2014	2013
Fidelity Asset Manager 85%
From net investment income
Class A	$ 513,103	$ 676,599
Class T	68,362	72,835
Class B	-	3,120
Class C	15,442	49,012
Asset Manager 85%	11,337,929	9,165,124
Institutional Class	137,662	133,186
Total	$ 12,072,498	$ 10,099,876
From net realized gain
Class A	$ 1,903,881	$ 114,355
Class T	366,040	17,837
Class B	71,038	4,992
Class C	593,821	29,407
Asset Manager 85%	29,066,321	1,235,747
Institutional Class	359,450	18,370
Total	$ 32,360,551	$ 1,420,708

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Fidelity Asset Manager 20%
Class A
Shares sold	783,612	1,072,310	$ 10,575,925	$ 14,229,542
Reinvestment of distributions	102,139	103,451	1,355,011	1,359,185
Shares redeemed	(1,265,498)	(1,437,277)	(17,064,545)	(19,068,299)
Net increase (decrease)	(379,747)	(261,516)	$ (5,133,609)	$ (3,479,572)
Class T
Shares sold	355,085	503,660	$ 4,797,729	$ 6,684,808
Reinvestment of distributions	40,508	35,623	536,101	467,031
Shares redeemed	(323,786)	(472,247)	(4,370,396)	(6,260,470)
Net increase (decrease)	71,807	67,036	$ 963,434	$ 891,369
Class B
Shares sold	4,405	46,709	$ 59,143	$ 618,923
Reinvestment of distributions	4,556	3,859	60,028	50,446
Shares redeemed	(58,449)	(51,804)	(785,911)	(685,608)
Net increase (decrease)	(49,488)	(1,236)	$ (666,740)	$ (16,239)
Class C
Shares sold	540,793	626,504	$ 7,269,919	$ 8,291,054
Reinvestment of distributions	43,385	35,345	571,036	461,389
Shares redeemed	(504,325)	(495,012)	(6,769,069)	(6,542,594)
Net increase (decrease)	79,853	166,837	$ 1,071,886	$ 2,209,849
Asset Manager 20%
Shares sold	76,021,177	96,013,989	$ 1,029,161,925	$ 1,277,520,736
Reinvestment of distributions	12,771,889	11,559,495	169,960,357	152,172,535
Shares redeemed	(76,287,745)	(100,546,326)	(1,032,059,057)	(1,338,047,432)
Net increase (decrease)	12,505,321	7,027,158	$ 167,063,225	$ 91,645,839
Institutional Class
Shares sold	615,962	651,514	$ 8,327,250	$ 8,663,645
Reinvestment of distributions	80,191	72,138	1,065,593	949,473
Shares redeemed	(2,100,063)	(543,569)	(28,593,681)	(7,226,120)
Net increase (decrease)	(1,403,910)	180,083	$ (19,200,838)	$ 2,386,998

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Fidelity Asset Manager 30%
Class A
Shares sold	923,824	653,584	$ 9,839,885	$ 6,686,244
Reinvestment of distributions	45,595	31,306	476,412	315,241
Shares redeemed	(356,138)	(363,052)	(3,791,452)	(3,699,867)
Net increase (decrease)	613,281	321,838	$ 6,524,845	$ 3,301,618
Class T
Shares sold	447,269	233,362	$ 4,763,848	$ 2,373,957
Reinvestment of distributions	18,376	14,971	191,659	150,319
Shares redeemed	(215,363)	(215,479)	(2,281,453)	(2,204,813)
Net increase (decrease)	250,282	32,854	$ 2,674,054	$ 319,463
Class B
Shares sold	4,974	12,613	$ 52,753	$ 128,712
Reinvestment of distributions	2,037	2,116	21,116	21,172
Shares redeemed	(28,867)	(21,474)	(305,657)	(218,847)
Net increase (decrease)	(21,856)	(6,745)	$ (231,788)	$ (68,963)
Class C
Shares sold	753,278	572,959	$ 7,967,516	$ 5,839,804
Reinvestment of distributions	28,866	17,198	298,964	171,974
Shares redeemed	(344,924)	(218,996)	(3,654,971)	(2,229,117)
Net increase (decrease)	437,220	371,161	$ 4,611,509	$ 3,782,661
Asset Manager 30%
Shares sold	30,473,306	31,117,234	$ 323,377,131	$ 318,211,749
Reinvestment of distributions	2,007,679	1,251,916	21,016,847	12,630,820
Shares redeemed	(15,412,216)	(14,550,386)	(163,792,350)	(148,859,342)
Net increase (decrease)	17,068,769	17,818,764	$ 180,601,628	$ 181,983,227
Institutional Class
Shares sold	681,438	328,145	$ 7,209,060	$ 3,369,248
Reinvestment of distributions	23,147	7,390	242,082	74,686
Shares redeemed	(346,980)	(95,257)	(3,705,898)	(981,606)
Net increase (decrease)	357,605	240,278	$ 3,745,244	$ 2,462,328
Fidelity Asset Manager 40%
Class A
Shares sold	1,263,650	732,687	$ 13,761,962	$ 7,536,895
Reinvestment of distributions	67,100	33,419	710,726	335,702
Shares redeemed	(516,001)	(650,778)	(5,611,221)	(6,748,346)
Net increase (decrease)	814,749	115,328	$ 8,861,467	$ 1,124,251
Class T
Shares sold	312,137	325,545	$ 3,392,690	$ 3,361,131
Reinvestment of distributions	21,273	9,741	224,606	97,523
Shares redeemed	(229,860)	(156,208)	(2,504,206)	(1,602,375)
Net increase (decrease)	103,550	179,078	$ 1,113,090	$ 1,856,279
Class B
Shares sold	39,096	16,536	$ 420,433	$ 171,081
Reinvestment of distributions	3,033	1,106	32,013	11,045
Shares redeemed	(6,357)	(27,889)	(68,439)	(286,480)
Net increase (decrease)	35,772	(10,247)	$ 384,007	$ (104,354)
Class C
Shares sold	727,515	336,075	$ 7,865,569	$ 3,473,006
Reinvestment of distributions	33,167	10,381	349,051	103,548
Shares redeemed	(188,102)	(149,612)	(2,035,598)	(1,532,971)
Net increase (decrease)	572,580	196,844	$ 6,179,022	$ 2,043,583

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Fidelity Asset Manager 40% - continued
Asset Manager 40%
Shares sold	34,608,489	24,119,194	$ 375,595,169	$ 247,892,288
Reinvestment of distributions	2,254,356	941,992	23,883,227	9,473,812
Shares redeemed	(13,072,865)	(11,163,945)	(142,125,758)	(114,965,823)
Net increase (decrease)	23,789,980	13,897,241	$ 257,352,638	$ 142,400,277
Institutional Class
Shares sold	381,158	70,452	$ 4,131,264	$ 729,401
Reinvestment of distributions	6,032	1,870	64,241	18,813
Shares redeemed	(110,956)	(50,222)	(1,215,238)	(520,470)
Net increase (decrease)	276,234	22,100	$ 2,980,267	$ 227,744
Fidelity Asset Manager 50%
Class A
Shares sold	1,273,404	1,449,019	$ 22,836,027	$ 24,581,030
Reinvestment of distributions	249,445	45,191	4,294,566	752,382
Shares redeemed	(1,677,065)	(1,095,633)	(30,019,672)	(18,586,263)
Net increase (decrease)	(154,216)	398,577	$ (2,889,079)	$ 6,747,149
Class T
Shares sold	421,419	663,909	$ 7,534,388	$ 11,208,621
Reinvestment of distributions	103,225	13,977	1,775,374	232,652
Shares redeemed	(346,351)	(431,674)	(6,182,970)	(7,344,423)
Net increase (decrease)	178,293	246,212	$ 3,126,792	$ 4,096,850
Class B
Shares sold	18,361	18,595	$ 327,611	$ 317,435
Reinvestment of distributions	10,446	832	179,002	13,783
Shares redeemed	(48,283)	(57,076)	(861,906)	(958,706)
Net increase (decrease)	(19,476)	(37,649)	$ (355,293)	$ (627,488)
Class C
Shares sold	690,698	740,412	$ 12,278,516	$ 12,534,043
Reinvestment of distributions	97,203	6,106	1,661,721	101,096
Shares redeemed	(383,168)	(324,505)	(6,824,826)	(5,513,484)
Net increase (decrease)	404,733	422,013	$ 7,115,411	$ 7,121,655
Asset Manager 50%
Shares sold	57,933,970	52,511,533	$ 1,036,371,244	$ 892,040,605
Reinvestment of distributions	28,194,410	6,122,585	487,561,137	102,124,495
Shares redeemed	(59,456,854)	(61,301,083)	(1,065,196,235)	(1,040,806,221)
Net increase (decrease)	26,671,526	(2,666,965)	$ 458,736,146	$ (46,641,121)
Institutional Class
Shares sold	935,462	607,378	$ 16,958,566	$ 10,245,736
Reinvestment of distributions	90,630	14,565	1,566,572	242,976
Shares redeemed	(366,630)	(317,709)	(6,589,229)	(5,403,875)
Net increase (decrease)	659,462	304,234	$ 11,935,909	$ 5,084,837
Fidelity Asset Manager 60%
Class A
Shares sold	1,668,732	1,450,767	$ 18,898,865	$ 15,389,690
Reinvestment of distributions	211,037	73,353	2,281,312	732,795
Shares redeemed	(1,003,510)	(1,442,772)	(11,382,583)	(15,452,485)
Net increase (decrease)	876,259	81,348	$ 9,797,594	$ 670,000
Class T
Shares sold	290,330	354,359	$ 3,301,821	$ 3,751,085
Reinvestment of distributions	63,652	17,437	686,165	173,843
Shares redeemed	(293,961)	(270,534)	(3,332,709)	(2,824,279)
Net increase (decrease)	60,021	101,262	$ 655,277	$ 1,100,649

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Fidelity Asset Manager 60% - continued
Class B
Shares sold	16,130	32,445	$ 181,770	$ 344,999
Reinvestment of distributions	6,303	1,682	68,266	16,834
Shares redeemed	(35,095)	(48,869)	(398,584)	(511,923)
Net increase (decrease)	(12,662)	(14,742)	$ (148,548)	$ (150,090)
Class C
Shares sold	898,639	863,812	$ 10,097,475	$ 9,144,225
Reinvestment of distributions	87,114	13,615	932,996	135,192
Shares redeemed	(373,556)	(224,211)	(4,187,695)	(2,344,110)
Net increase (decrease)	612,197	653,216	$ 6,842,776	$ 6,935,307
Asset Manager 60%
Shares sold	37,561,490	34,839,686	$ 427,371,130	$ 366,719,567
Reinvestment of distributions	4,594,576	1,340,899	49,805,206	13,422,397
Shares redeemed	(15,471,323)	(15,008,590)	(176,932,453)	(159,263,852)
Net increase (decrease)	26,684,743	21,171,995	$ 300,243,883	$ 220,878,112
Institutional Class
Shares sold	616,312	160,584	$ 7,026,647	$ 1,703,978
Reinvestment of distributions	39,401	18,042	427,103	180,782
Shares redeemed	(198,301)	(295,925)	(2,277,581)	(3,146,348)
Net increase (decrease)	457,412	(117,299)	$ 5,176,169	$ (1,261,588)
Fidelity Asset Manager 70%
Class A
Shares sold	1,318,189	1,287,419	$ 27,521,256	$ 23,452,490
Reinvestment of distributions	71,653	83,843	1,420,170	1,438,739
Shares redeemed	(1,167,187)	(1,797,709)	(24,250,163)	(32,849,347)
Net increase (decrease)	222,655	(426,447)	$ 4,691,263	$ (7,958,118)
Class T
Shares sold	412,779	339,651	$ 8,619,406	$ 6,181,137
Reinvestment of distributions	19,544	22,597	387,747	388,219
Shares redeemed	(375,976)	(582,162)	(7,801,668)	(10,591,002)
Net increase (decrease)	56,347	(219,914)	$ 1,205,485	$ (4,021,646)
Class B
Shares sold	6,369	13,127	$ 129,376	$ 236,917
Reinvestment of distributions	386	859	7,726	14,844
Shares redeemed	(100,644)	(188,800)	(2,101,481)	(3,433,038)
Net increase (decrease)	(93,889)	(174,814)	$ (1,964,379)	$ (3,181,277)
Class C
Shares sold	598,362	431,551	$ 12,381,428	$ 7,910,563
Reinvestment of distributions	12,613	11,078	249,612	190,092
Shares redeemed	(384,445)	(275,792)	(7,965,324)	(4,970,010)
Net increase (decrease)	226,530	166,837	$ 4,665,716	$ 3,130,645
Asset Manager 70%
Shares sold	29,980,573	28,246,048	$ 622,793,936	$ 516,657,613
Reinvestment of distributions	2,479,485	2,510,724	49,168,187	43,109,127
Shares redeemed	(22,888,887)	(23,977,212)	(476,948,875)	(436,891,308)
Net increase (decrease)	9,571,171	6,779,560	$ 195,013,248	$ 122,875,432
Institutional Class
Shares sold	742,363	531,511	$ 15,414,559	$ 9,726,788
Reinvestment of distributions	25,659	26,717	509,076	459,001
Shares redeemed	(489,636)	(682,888)	(10,367,886)	(12,618,227)
Net increase (decrease)	278,386	(124,660)	$ 5,555,749	$ (2,432,438)

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Fidelity Asset Manager 85%
Class A
Shares sold	1,180,141	1,422,130	$ 20,417,561	$ 21,562,311
Reinvestment of distributions	145,475	55,905	2,374,156	777,639
Shares redeemed	(2,600,568)	(1,131,712)	(44,961,802)	(17,144,798)
Net increase (decrease)	(1,274,952)	346,323	$ (22,170,085)	$ 5,195,152
Class T
Shares sold	304,656	255,386	$ 5,241,079	$ 3,800,849
Reinvestment of distributions	26,314	6,408	428,386	89,010
Shares redeemed	(156,965)	(186,981)	(2,723,840)	(2,769,038)
Net increase (decrease)	174,005	74,813	$ 2,945,625	$ 1,120,821
Class B
Shares sold	2,425	10,516	$ 41,228	$ 158,919
Reinvestment of distributions	4,022	539	65,673	7,499
Shares redeemed	(54,590)	(37,423)	(941,233)	(551,324)
Net increase (decrease)	(48,143)	(26,368)	$ (834,332)	$ (384,906)
Class C
Shares sold	612,975	379,470	$ 10,478,018	$ 5,643,922
Reinvestment of distributions	36,961	5,384	597,292	74,359
Shares redeemed	(228,986)	(282,321)	(3,902,773)	(4,132,142)
Net increase (decrease)	420,950	102,533	$ 7,172,537	$ 1,586,139
Asset Manager 85%
Shares sold	24,950,987	28,559,921	$ 432,242,884	$ 423,445,322
Reinvestment of distributions	2,430,935	731,320	39,915,946	10,238,478
Shares redeemed	(13,449,549)	(12,632,337)	(234,002,868)	(191,882,465)
Net increase (decrease)	13,932,373	16,658,904	$ 238,155,962	$ 241,801,335
Institutional Class
Shares sold	1,805,275	281,737	$ 31,863,541	$ 4,299,430
Reinvestment of distributions	29,297	10,653	479,884	148,714
Shares redeemed	(274,438)	(257,406)	(4,800,120)	(3,921,796)
Net increase (decrease)	1,560,134	34,984	$ 27,543,305	$ 526,348

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares owned
Fidelity Asset Manager 60%	28%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% as of September 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 20%	$110,015,181
Asset Manager 30%	$16,844,860
Asset Manager 40%	$19,068,273
Asset Manager 50%	$381,246,629
Asset Manager 60%	$48,792,409
Asset Manager 70%	$231,378,379
Asset Manager 85%	$91,048,441

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Asset Manager 20%
Class A	7.70%
Class T	7.70%
Class B	7.70%
Class C	7.70%
Asset Manager 30%
Class A	7.38%
Class T	7.38%
Class B	7.38%
Class C	7.38%
Asset Manager 40%
Class A	6.41%
Class T	6.41%
Class B	6.41%
Class C	6.41%
Asset Manager 50%
Class A	5.53%
Class T	5.53%
Class B	5.53%
Class C	5.53%
Asset Manager 60%
Class A	4.74%
Class T	4.74%
Class B	4.74%
Class C	4.74%
Asset Manager 70%
Class A	3.34%
Class T	3.34%
Class B	3.34%
Class C	3.34%
Asset Manager 85%
Class A	1.33%
Class T	1.33%
Class B	1.33%
Class C	1.33%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2014 to September 30, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$49,982,408
Asset Manager 30%	$8,361,444
Asset Manager 40%	$6,251,933
Asset Manager 50%	$71,703,333

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Asset Manager 20%
December 2013	7%	7%	9%	8%
February 2014	16%	22%	79%	79%
March 2014	18%	29%	0%	0%
April 2014	14%	16%	21%	21%
May 2014	16%	18%	36%	36%
June 2014	15%	18%	44%	44%
July 2014	15%	22%	49%	49%
August 2014	16%	22%	65%	48%
September 2014	16%	22%	65%	65%

	Class A	Class T	Class B	Class C
Asset Manager 30%
November 2013	10%	15%	46%	30%
December 2013	13%	14%	19%	19%
February 2014	33%	100%	0%	0%
March 2014	25%	37%	0%	0%
April 2014	18%	21%	27%	25%
May 2014	21%	25%	46%	38%
June 2014	21%	25%	46%	46%
July 2014	21%	24%	71%	53%
August 2014	19%	27%	71%	71%
September 2014	21%	29%	57%	57%

	Class A	Class T	Class B	Class C
Asset Manager 40%
December 2013	10%	11%	12%	12%
April 2014	34%	40%	69%	62%
July 2014	33%	43%	74%	70%

	Class A	Class T	Class B	Class C
Asset Manager 50%
December 2013	7%	8%	8%	8%
April 2014	39%	47%	75%	75%
July 2014	40%	49%	87%	84%

	Class A	Class T	Class B	Class C
Asset Manager 60%
December 2013	20%	22%	32%	26%

	Class A	Class T	Class B	Class C
Asset Manager 70%
December 2013	45%	57%	100%	95%

	Class A	Class T	Class B	Class C
Asset Manager 85%
December 2013	45%	52%	100%	80%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Asset Manager 20%
December 2013	10%	10%	13%	12%
February 2014	34%	48%	100%	100%
March 2014	39%	62%	0%	0%
April 2014	31%	35%	46%	46%
May 2014	34%	39%	78%	78%
June 2014	31%	39%	93%	93%
July 2014	32%	46%	100%	100%
August 2014	35%	46%	100%	100%
September 2014	35%	46%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 30%
November 2013	15%	22%	65%	44%
December 2013	18%	21%	28%	27%
February 2014	71%	100%	0%	0%
March 2014	53%	80%	0%	0%
April 2014	40%	45%	57%	54%
May 2014	45%	55%	98%	82%
June 2014	46%	54%	99%	99%
July 2014	46%	51%	100%	100%
August 2014	42%	58%	100%	100%
September 2014	45%	62%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 40%
December 2013	14%	16%	19%	19%
April 2014	71%	86%	100%	100%
July 2014	71%	93%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 50%
December 2013	11%	11%	13%	12%
April 2014	86%	100%	100%	100%
July 2014	87%	100%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 60%
December 2013	35%	39%	56%	45%

	Class A	Class T	Class B	Class C
Asset Manager 70%
December 2013	81%	100%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 85%
December 2013	80%	94%	100%	100%

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 30%

Fidelity Asset Manager 40%

Annual Report

Fidelity Asset Manager 50%

Fidelity Asset Manager 60%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 70%

Fidelity Asset Manager 85%

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each of Fidelity Asset Manager 20% and Fidelity Asset Manager 30% ranked below its competitive median for 2013.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 40% ranked below its competitive median for 2013 and the total expense ratio of Class T ranked equal to its competitive median for 2013.

Annual Report

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 50% ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each of Fidelity Asset Manager 60% and Fidelity Asset Manager 85% ranked below its competitive median for 2013, the total expense ratio of Class B of each of Fidelity Asset Manager 60% and Fidelity Asset Manager 85% ranked equal to its competitive median for 2013, and the total expense ratio of Class T of each of Fidelity Asset Manager 60% and Fidelity Asset Manager 85% ranked above its competitive median for 2013.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 70% ranked below its competitive median for 2013 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2013.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAR-UANNPRO-1114
1.878288.106

Fidelity Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85%

Annual Report

September 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the funds have done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Asset Manager® 20%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 30%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 40%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 50%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 60%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 70%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 85%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Asset Manager® 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 20%	4.80%	5.71%	5.15%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 20%, a class of the fund, on September 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

17,000
16,000
15,000
14,000
13,000
12,000
11,000
$10,000
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$16,529 Fidelity Asset Manager 20%
$15,712 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Asset Manager 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity Asset Manager 30%	6.19%	7.01%	4.28%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 30%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,600
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$13,396 Fidelity Asset Manager30%
$14,032 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Asset Manager 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Life of fundA
Fidelity Asset Manager 40%	7.29%	8.07%	4.43%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 40%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,000
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$13,534 Fidelity Asset Manager 40%
$14,032 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Asset Manager 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 50%	8.33%	9.01%	6.00%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 50%, a class of the fund, on September 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 ® Index performed over the same period.

23,000
20,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$17,909 Fidelity Asset Manager50%
$21,804 S&P 500® Index

Annual Report

Fidelity Asset Manager 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity Asset Manager 60%	9.26%	9.73%	4.63%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 60%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

15,000
14,000
12,000
10,000
8,000
7,000
6,000
$4,800
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$13,719 Fidelity Asset Manager60%
$14,680 S&P 500 Index

Annual Report

Fidelity Asset Manager 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 70%	9.98%	10.59%	6.32%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 70%, a class of the fund, on September 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

23,000
20,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$18,453 Fidelity Asset Manager 70%
$21,804 S&P 500 Index

Annual Report

Fidelity Asset Manager 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 85%	11.54%	11.61%	7.30%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 85%, a class of the fund, on September 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

23,000
20,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$20,236 Fidelity Asset Manager85%
$21,804 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a solid gain for the 12 months ending September 30, 2014, supported at home by low interest rates, and globally by new stimulus efforts in Europe and China. The broad-market S&P 500® Index rose 19.73%, with growth stocks in the index beating value stocks. The tech-heavy Nasdaq Composite Index® rose 20.61%, whereas the small-cap Russell 2000® Index returned just 3.93%, due to valuation concerns, as well as the fear of eventually rising interest rates that could raise the cost of borrowing, especially for smaller, earlier-stage companies. Information technology (+29%) was the top sector in the S&P 500®, driven by strong results among semiconductor and hardware/equipment stocks. Health care (+28%) rose broadly, lifted by biotechnology and life sciences names. Materials (+20%) benefited from growth in housing construction, as well as a manufacturing revival fueled by low-cost North American shale oil. Conversely, energy stocks (+12%) lagged the index due to a sharp drop in crude oil prices since June, amid weak global demand and a U.S.-led surge in supply that threatened profits in the sector. Three traditionally defensive sectors - consumer staples, utilities and telecommunication services - each posted a double-digit return, but lagged the broad-market advance. Volatility was generally tame, with markets supported by declining unemployment, near-record corporate profits, muted inflation and low company debt levels. However, volatility spiked in July and again in September on depressed earnings outlooks in some sectors, as well as rising geopolitical tension, including the crisis in Ukraine, strained East-West relations and renewed conflict in the Middle East.

Meanwhile, U.S. taxable investment-grade bonds notched a gain for the 12-month period, driven by yield-advantaged sectors and easy monetary policy. The Barclays® U.S. Aggregate Bond Index rose 3.96% on the strength of longer-maturity bonds, which benefited the most from a decline in long-term interest rates. Among sectors in the Barclays index, high-grade credit was the biggest gainer, returning 6.64%, supported by solid corporate fundamentals and a low default rate. Lower-quality corporate issues received a strong bid in the market for much of the period, before a bout of profit-taking emerged on valuation concerns during the summer. Still, The BofA Merrill LynchSM US High Yield Constrained Index rose 7.23% for the full year.

Comments from Geoff Stein, Portfolio Manager of Fidelity Asset Manager® Funds: For the year, the Retail Class shares of the seven Asset Manager Funds posted mixed results versus their respective Composite benchmarks. (For specific portfolio results, please refer to the performance section of this shareholder update.) Relative to the benchmarks, asset allocation and security selection contributed more to the more fixed-income-oriented Funds, driven by underweightings in cash, overweightings in U.S. stocks and favorable selections in investment-grade bonds. From an asset-allocation perspective, I succeeded with my core strategy of maintaining sizable underweightings in cash and moderate underweightings in investment-grade bonds in favor of overweighting U.S. equities and holding small positions in better-performing fixed-income categories, such as high-yield bonds. My equities allocation strategy - overweighting domestic, underweighting foreign and maintaining a small allocation to emerging-markets (EM) stocks - helped in most of the Funds, but nicked the relative return of the 85% Fund because of the EM equities position. We started increasing the Funds' EM equities allocations in March, around the time the performance of the asset class began to improve. EM stocks did quite well until September, when they sharply declined amid a rapidly strengthening U.S. dollar and falling commodity prices. On a standalone basis, the return of the Treasury Inflation-Protected Securities' (TIPS) central fund lagged the Funds' composite benchmarks due to moderating inflation expectations during the latter months of the period, and was a modest detractor. Turning to security selection, virtually all the contribution here came from investment-grade bonds, led by solid picks in corporate bonds - particularly those issued by industrial companies - government-related securities and asset-backed securities. In terms of notable positioning shifts, I reduced the Funds' domestic equities overweightings in April.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Fidelity Asset Manager 20%
Class A	.82%
Actual		$ 1,000.00	$ 1,011.90	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15
Class T	1.09%
Actual		$ 1,000.00	$ 1,010.60	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.52
Class B	1.58%
Actual		$ 1,000.00	$ 1,008.00	$ 7.95
HypotheticalA		$ 1,000.00	$ 1,017.15	$ 7.99
Class C	1.60%
Actual		$ 1,000.00	$ 1,007.30	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,017.05	$ 8.09
Asset Manager 20%	.52%
Actual		$ 1,000.00	$ 1,012.70	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.64
Institutional Class	.56%
Actual		$ 1,000.00	$ 1,013.10	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.26	$ 2.84
	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Fidelity Asset Manager 30%
Class A	.85%
Actual		$ 1,000.00	$ 1,014.30	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Class T	1.12%
Actual		$ 1,000.00	$ 1,013.00	$ 5.65
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.67
Class B	1.62%
Actual		$ 1,000.00	$ 1,010.30	$ 8.16
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.19
Class C	1.61%
Actual		$ 1,000.00	$ 1,010.60	$ 8.11
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.14
Asset Manager 30%	.55%
Actual		$ 1,000.00	$ 1,016.00	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.31	$ 2.79
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,015.60	$ 3.08
HypotheticalA		$ 1,000.00	$ 1,022.01	$ 3.09
Fidelity Asset Manager 40%
Class A	.85%
Actual		$ 1,000.00	$ 1,015.60	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Class T	1.11%
Actual		$ 1,000.00	$ 1,015.00	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.62
Class B	1.59%
Actual		$ 1,000.00	$ 1,011.70	$ 8.02
HypotheticalA		$ 1,000.00	$ 1,017.10	$ 8.04
Class C	1.61%
Actual		$ 1,000.00	$ 1,012.00	$ 8.12
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.14
Asset Manager 40%	.55%
Actual		$ 1,000.00	$ 1,017.00	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.31	$ 2.79
Institutional Class	.56%
Actual		$ 1,000.00	$ 1,017.70	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.26	$ 2.84
	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Fidelity Asset Manager 50%
Class A	.95%
Actual		$ 1,000.00	$ 1,016.40	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.31	$ 4.81
Class T	1.22%
Actual		$ 1,000.00	$ 1,015.20	$ 6.16
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.17
Class B	1.70%
Actual		$ 1,000.00	$ 1,012.70	$ 8.58
HypotheticalA		$ 1,000.00	$ 1,016.55	$ 8.59
Class C	1.72%
Actual		$ 1,000.00	$ 1,012.80	$ 8.68
HypotheticalA		$ 1,000.00	$ 1,016.44	$ 8.69
Asset Manager 50%	.66%
Actual		$ 1,000.00	$ 1,017.90	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,021.76	$ 3.35
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,017.70	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.51	$ 3.60
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$ 1,000.00	$ 1,016.80	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.22
Class T	1.30%
Actual		$ 1,000.00	$ 1,015.90	$ 6.57
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.58
Class B	1.81%
Actual		$ 1,000.00	$ 1,012.30	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,015.99	$ 9.15
Class C	1.79%
Actual		$ 1,000.00	$ 1,012.50	$ 9.03
HypotheticalA		$ 1,000.00	$ 1,016.09	$ 9.05
Asset Manager 60%	.72%
Actual		$ 1,000.00	$ 1,018.50	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.46	$ 3.65
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,017.60	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.21	$ 3.90
	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Fidelity Asset Manager 70%
Class A	1.03%
Actual		$ 1,000.00	$ 1,016.80	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.22
Class T	1.29%
Actual		$ 1,000.00	$ 1,015.30	$ 6.52
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.53
Class B	1.86%
Actual		$ 1,000.00	$ 1,012.40	$ 9.38
HypotheticalA		$ 1,000.00	$ 1,015.74	$ 9.40
Class C	1.79%
Actual		$ 1,000.00	$ 1,012.50	$ 9.03
HypotheticalA		$ 1,000.00	$ 1,016.09	$ 9.05
Asset Manager 70%	.72%
Actual		$ 1,000.00	$ 1,018.20	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.46	$ 3.65
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,018.20	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85
Fidelity Asset Manager 85%
Class A	1.04%
Actual		$ 1,000.00	$ 1,017.30	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.27
Class T	1.33%
Actual		$ 1,000.00	$ 1,016.20	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.73
Class B	1.82%
Actual		$ 1,000.00	$ 1,013.30	$ 9.19
HypotheticalA		$ 1,000.00	$ 1,015.94	$ 9.20
Class C	1.81%
Actual		$ 1,000.00	$ 1,013.40	$ 9.14
HypotheticalA		$ 1,000.00	$ 1,015.99	$ 9.15
Asset Manager 85%	.74%
Actual		$ 1,000.00	$ 1,018.90	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.36	$ 3.75
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,018.40	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .12%.

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.8	20.6
Fannie Mae	9.5	5.3
Verizon Communications, Inc.	1.7	1.0
Ginnie Mae	1.5	1.5
Freddie Mac	1.3	2.1
	29.8
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 28.1%	U.S. Government and U.S. Government Agency Obligations 29.7%
AAA,AA,A 6.3%	AAA,AA,A 5.9%
BBB 13.5%	BBB 13.0%
BB and Below 5.0%	BB and Below 5.7%
Not Rated 0.3%	Not Rated 0.2%
Equities* 20.4%	Equities** 21.6%
Short-Term Investments and Net Other Assets 26.4%	Short-Term Investments and Net Other Assets 23.9%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
Exxon Mobil Corp.	0.2	0.2
Actavis PLC	0.2	0.1
The Coca-Cola Co.	0.2	0.2
Bank of America Corp.	0.2	0.2
	1.1
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.0	27.2
Energy	4.2	4.5
Consumer Discretionary	4.1	4.6
Information Technology	3.4	3.6
Health Care	3.1	3.3
Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 20.3%	Stock Class and Equity Futures** 23.5%
Bond Class 52.7%	Bond Class 53.2%
Short-Term Class 27.0%	Short-Term Class 23.3%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 12.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 20.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	1,420,216	$ 12,710,937
Fidelity Consumer Discretionary Central Fund (b)	410,237	87,688,111
Fidelity Consumer Staples Central Fund (b)	319,401	65,518,725
Fidelity Emerging Markets Equity Central Fund (b)	224,849	47,724,203
Fidelity Energy Central Fund (b)	402,109	62,238,447
Fidelity Financials Central Fund (b)	1,713,207	143,738,104
Fidelity Health Care Central Fund (b)	346,024	107,208,679
Fidelity Industrials Central Fund (b)	360,821	78,280,164
Fidelity Information Technology Central Fund (b)	537,137	141,245,501
Fidelity International Equity Central Fund (b)	2,774,894	219,577,330
Fidelity Materials Central Fund (b)	128,140	29,465,736
Fidelity Telecom Services Central Fund (b)	98,096	16,072,988
Fidelity Utilities Central Fund (b)	187,188	29,040,280
TOTAL EQUITY CENTRAL FUNDS (Cost $672,164,145)		1,040,509,205
Fixed-Income Central Funds - 54.6%

High Yield Fixed-Income Funds - 4.6%
Fidelity Emerging Markets Debt Central Fund (b)	2,515,371	25,304,631
Fidelity Floating Rate Central Fund (b)	953,352	102,180,290
Fidelity High Income Central Fund 1 (b)	1,037,117	105,785,945
TOTAL HIGH YIELD FIXED-INCOME FUNDS		233,270,866
Investment Grade Fixed-Income Funds - 50.0%
Fidelity Inflation-Protected Bond Index Central Fund (b)	696,429	69,036,967
Fidelity Investment Grade Bond Central Fund (b)	22,799,492	2,441,369,579
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,510,406,546
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,589,987,037)		2,743,677,412
Money Market Central Funds - 24.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a)	496,561,710	$ 496,561,710
Fidelity Money Market Central Fund, 0.26% (a)	745,658,361	745,658,361
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,242,220,071)		1,242,220,071
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 10/16/14 (Cost $569,995)	$ 570,000	569,998
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,504,941,248)	5,026,976,686
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,020,384)
NET ASSETS - 100%	$ 5,025,956,302
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 439,531
Fidelity Commodity Strategy Central Fund	11,541
Fidelity Consumer Discretionary Central Fund	935,165
Fidelity Consumer Staples Central Fund	1,725,741
Fidelity Emerging Markets Debt Central Fund	1,509,887
Fidelity Emerging Markets Equity Central Fund	340,187
Fidelity Energy Central Fund	976,256
Fund	Income earned
Fidelity Financials Central Fund	$ 2,345,124
Fidelity Floating Rate Central Fund	6,731,849
Fidelity Health Care Central Fund	471,176
Fidelity High Income Central Fund 1	6,254,351
Fidelity Industrials Central Fund	1,217,934
Fidelity Inflation-Protected Bond Index Central Fund	41
Fidelity Information Technology Central Fund	963,119
Fidelity International Equity Central Fund	7,507,537
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	62,925,522
Fidelity Materials Central Fund	463,319
Fidelity Money Market Central Fund	1,830,207
Fidelity Telecom Services Central Fund	677,724
Fidelity Utilities Central Fund	744,792
Total	$ 98,071,003
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 14,301,970	$ 628,105	$ 1,327,864	$ 12,710,937	3.8%
Fidelity Consumer Discretionary Central Fund	110,266,332	4,819,636	34,541,911	87,688,111	6.1%
Fidelity Consumer Staples Central Fund	77,277,841	4,528,983	24,236,004	65,518,725	5.6%
Fidelity Emerging Markets Debt Central Fund	23,831,998	3,007,580	1,338,126	25,304,631	21.0%
Fidelity Emerging Markets Equity Central Fund	-	50,101,210	594,749	47,724,203	10.4%
Fidelity Energy Central Fund	82,580,559	3,864,201	28,578,010	62,238,447	5.6%
Fidelity Financials Central Fund	159,655,376	11,267,259	46,055,225	143,738,104	6.0%
Fidelity Floating Rate Central Fund	143,112,173	13,608,738	56,254,202	102,180,290	6.2%
Fidelity Health Care Central Fund	111,549,674	3,744,040	39,863,943	107,208,679	5.9%
Fidelity High Income Central Fund 1	100,282,137	10,364,697	5,352,409	105,785,945	23.1%
Fidelity Industrials Central Fund	99,651,511	4,751,453	33,563,082	78,280,164	6.0%
Fidelity Inflation-Protected Bond Index Central Fund	96,103,160	22,948,064	49,500,899	69,036,967	25.4%
Fidelity Information Technology Central Fund	157,914,162	5,810,600	44,651,022	141,245,501	5.7%
Fidelity International Equity Central Fund	226,280,447	47,510,637	57,833,050	219,577,330	7.7%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,332,904,744	294,844,642	224,956,276	2,441,369,579	31.8%
Fidelity Materials Central Fund	33,057,907	1,746,483	8,325,832	29,465,736	6.1%
Fidelity Telecom Services Central Fund	23,024,194	1,364,861	8,932,114	16,072,988	5.6%
Fidelity Utilities Central Fund	32,324,259	1,878,478	10,368,141	29,040,280	6.0%
Total	$ 3,824,118,444	$ 486,789,667	$ 676,272,859	$ 3,784,186,617
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,040,509,205	$ 1,040,509,205	$ -	$ -
Fixed-Income Central Funds	2,743,677,412	2,743,677,412	-	-
Money Market Central Funds	1,242,220,071	1,242,220,071	-	-
U.S. Treasury Obligations	569,998	-	569,998	-
Total Investments in Securities:	$ 5,026,976,686	$ 5,026,406,688	$ 569,998	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.7%
United Kingdom	2.3%
Mexico	1.1%
Others (Individually Less Than 1%)	8.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $569,995)	$ 569,998
Fidelity Central Funds (cost $4,504,371,253)	5,026,406,688
Total Investments (cost $4,504,941,248)		$ 5,026,976,686
Receivable for investments sold		1,272,869
Receivable for fund shares sold		2,581,575
Distributions receivable from Fidelity Central Funds		46,875
Other receivables		8,944
Total assets		5,030,886,949

Liabilities
Payable for investments purchased	$ 97,451
Payable for fund shares redeemed	2,579,848
Accrued management fee	1,732,663
Transfer agent fee payable	355,175
Distribution and service plan fees payable	40,307
Other affiliated payables	98,140
Other payables and accrued expenses	27,063
Total liabilities		4,930,647

Net Assets		$ 5,025,956,302
Net Assets consist of:
Paid in capital		$ 4,677,878,818
Undistributed net investment income		5,091,586
Accumulated undistributed net realized gain (loss) on investments		(179,049,540)
Net unrealized appreciation (depreciation) on investments		522,035,438
Net Assets		$ 5,025,956,302

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,732,550 ÷ 2,857,401 shares)		$ 13.56

Maximum offering price per share (100/94.25 of $13.56)		$ 14.39
Class T: Net Asset Value and redemption price per share ($21,009,555 ÷ 1,552,893 shares)		$ 13.53

Maximum offering price per share (100/96.50 of $13.53)		$ 14.02
Class B: Net Asset Value and offering price per share ($2,083,194 ÷ 154,230 shares)A		$ 13.51

Class C: Net Asset Value and offering price per share ($26,224,808 ÷ 1,945,342 shares)A		$ 13.48

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,923,701,887 ÷ 362,800,351 shares)		$ 13.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,204,308 ÷ 1,046,706 shares)		$ 13.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 1,497
Income from Fidelity Central Funds		98,071,003
Total income		98,072,500

Expenses
Management fee	$ 20,351,318
Transfer agent fees	4,209,296
Distribution and service plan fees	475,794
Accounting fees and expenses	1,169,790
Custodian fees and expenses	2,258
Independent trustees' compensation	20,473
Registration fees	201,179
Audit	36,446
Legal	17,848
Miscellaneous	37,803
Total expenses before reductions	26,522,205
Expense reductions	(23,392)	26,498,813
Net investment income (loss)		71,573,687
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,660
Fidelity Central Funds	43,679,926
Futures contracts	7,648,299
Capital gain distributions from Fidelity Central Funds	470,308
Total net realized gain (loss)		51,842,193
Change in net unrealized appreciation (depreciation) on: Investment securities	105,871,438
Futures contracts	(391,639)
Total change in net unrealized appreciation (depreciation)		105,479,799
Net gain (loss)		157,321,992
Net increase (decrease) in net assets resulting from operations		$ 228,895,679
Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,573,687	$ 64,436,359
Net realized gain (loss)	51,842,193	8,720,794
Change in net unrealized appreciation (depreciation)	105,479,799	109,590,957
Net increase (decrease) in net assets resulting from operations	228,895,679	182,748,110
Distributions to shareholders from net investment income	(71,593,620)	(64,845,118)
Distributions to shareholders from net realized gain	(107,790,846)	(95,880,347)
Total distributions	(179,384,466)	(160,725,465)
Share transactions - net increase (decrease)	144,097,358	93,638,244
Total increase (decrease) in net assets	193,608,571	115,660,889

Net Assets
Beginning of period	4,832,347,731	4,716,686,842
End of period (including undistributed net investment income of $5,091,586 and undistributed net investment income of $5,045,522, respectively)	$ 5,025,956,302	$ 4,832,347,731

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 13.37	$ 12.62	$ 12.55	$ 11.80
Income from Investment Operations
Net investment income (loss) C	.16	.14	.18	.19	.22
Net realized and unrealized gain (loss)	.44	.31	.91	.09	.74
Total from investment operations	.60	.45	1.09	.28	.96
Distributions from net investment income	(.15)	(.14)	(.18)	(.20)	(.21)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.46) G	(.40) H	(.34)	(.21) I	(.21) J
Net asset value, end of period	$ 13.56	$ 13.42	$ 13.37	$ 12.62	$ 12.55
Total ReturnA, B	4.54%	3.47%	8.76%	2.22%	8.26%
Ratios to Average Net Assets D, F
Expenses before reductions	.82%	.82%	.84%	.85%	.84%
Expenses net of fee waivers, if any	.82%	.82%	.84%	.85%	.84%
Expenses net of all reductions	.82%	.82%	.83%	.85%	.83%
Net investment income (loss)	1.16%	1.03%	1.36%	1.51%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,733	$ 43,449	$ 46,763	$ 36,016	$ 31,268
Portfolio turnover rateE	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

H Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 13.34	$ 12.60	$ 12.53	$ 11.78
Income from Investment Operations
Net investment income (loss) C	.12	.10	.14	.16	.19
Net realized and unrealized gain (loss)	.43	.33	.90	.09	.74
Total from investment operations	.55	.43	1.04	.25	.93
Distributions from net investment income	(.12)	(.10)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.42)	(.37)	(.30) G	(.18)	(.18) H
Net asset value, end of period	$ 13.53	$ 13.40	$ 13.34	$ 12.60	$ 12.53
Total ReturnA, B	4.20%	3.28%	8.39%	1.96%	8.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.10%	1.10%	1.10%	1.11%	1.09%
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.10%	1.09%
Expenses net of all reductions	1.09%	1.09%	1.10%	1.10%	1.09%
Net investment income (loss)	.89%	.75%	1.09%	1.26%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,010	$ 19,844	$ 18,870	$ 17,765	$ 15,771
Portfolio turnover rateE	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 13.33	$ 12.59	$ 12.51	$ 11.77
Income from Investment Operations
Net investment income (loss) C	.05	.03	.07	.09	.12
Net realized and unrealized gain (loss)	.43	.32	.90	.10	.74
Total from investment operations	.48	.35	.97	.19	.86
Distributions from net investment income	(.05)	(.04)	(.08)	(.09)	(.11)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.35)	(.30) G	(.23) H	(.11)	(.12)
Net asset value, end of period	$ 13.51	$ 13.38	$ 13.33	$ 12.59	$ 12.51
Total ReturnA, B	3.68%	2.71%	7.81%	1.48%	7.34%
Ratios to Average Net Assets D, F
Expenses before reductions	1.59%	1.62%	1.64%	1.65%	1.67%
Expenses net of fee waivers, if any	1.59%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.59%	1.61%	1.64%	1.64%	1.64%
Net investment income (loss)	.39%	.23%	.55%	.72%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,083	$ 2,725	$ 2,732	$ 3,044	$ 3,717
Portfolio turnover rateE	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 13.30	$ 12.57	$ 12.50	$ 11.76
Income from Investment Operations
Net investment income (loss) C	.05	.03	.08	.10	.12
Net realized and unrealized gain (loss)	.43	.33	.89	.09	.74
Total from investment operations	.48	.36	.97	.19	.86
Distributions from net investment income	(.05)	(.04)	(.08)	(.10)	(.12)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.35)	(.31)	(.24)	(.12)	(.12) G
Net asset value, end of period	$ 13.48	$ 13.35	$ 13.30	$ 12.57	$ 12.50
Total ReturnA, B	3.70%	2.73%	7.80%	1.48%	7.40%
Ratios to Average Net Assets D, F
Expenses before reductions	1.60%	1.60%	1.60%	1.61%	1.61%
Expenses net of fee waivers, if any	1.60%	1.60%	1.60%	1.61%	1.61%
Expenses net of all reductions	1.60%	1.59%	1.60%	1.60%	1.60%
Net investment income (loss)	.39%	.25%	.59%	.76%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,225	$ 24,910	$ 22,600	$ 19,325	$ 15,728
Portfolio turnover rateE	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 13.39	$ 12.64	$ 12.57	$ 11.82
Income from Investment Operations
Net investment income (loss) B	.20	.18	.22	.23	.25
Net realized and unrealized gain (loss)	.43	.31	.91	.09	.75
Total from investment operations	.63	.49	1.13	.32	1.00
Distributions from net investment income	(.20)	(.18)	(.22)	(.23)	(.24)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.50)	(.44) F	(.38)	(.25)	(.25)
Net asset value, end of period	$ 13.57	$ 13.44	$ 13.39	$ 12.64	$ 12.57
Total ReturnA	4.80%	3.79%	9.06%	2.52%	8.54%
Ratios to Average Net Assets C, E
Expenses before reductions	.53%	.53%	.54%	.55%	.56%
Expenses net of fee waivers, if any	.53%	.53%	.54%	.55%	.56%
Expenses net of all reductions	.52%	.52%	.54%	.54%	.56%
Net investment income (loss)	1.46%	1.32%	1.65%	1.82%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,923,702	$ 4,708,494	$ 4,595,339	$ 3,569,848	$ 3,064,676
Portfolio turnover rateD	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 13.38	$ 12.64	$ 12.56	$ 11.82
Income from Investment Operations
Net investment income (loss) B	.19	.17	.21	.23	.25
Net realized and unrealized gain (loss)	.43	.33	.90	.10	.74
Total from investment operations	.62	.50	1.11	.33	.99
Distributions from net investment income	(.19)	(.17)	(.22)	(.23)	(.24)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.49)	(.44)	(.37) F	(.25)	(.25)
Net asset value, end of period	$ 13.57	$ 13.44	$ 13.38	$ 12.64	$ 12.56
Total ReturnA	4.74%	3.83%	8.94%	2.57%	8.46%
Ratios to Average Net Assets C, E
Expenses before reductions	.56%	.57%	.58%	.59%	.56%
Expenses net of fee waivers, if any	.56%	.57%	.58%	.59%	.56%
Expenses net of all reductions	.56%	.56%	.57%	.59%	.55%
Net investment income (loss)	1.42%	1.29%	1.62%	1.77%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,204	$ 32,926	$ 30,383	$ 23,073	$ 4,739
Portfolio turnover rateD	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.7	20.6
Fannie Mae	9.5	5.3
Verizon Communications, Inc.	1.7	1.0
Ginnie Mae	1.6	1.5
Freddie Mac	1.3	2.0
	29.8
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 28.1%	U.S. Government and U.S. Government Agency Obligations 29.6%
AAA,AA,A 6.4%	AAA,AA,A 5.9%
BBB 13.4%	BBB 12.9%
BB and Below 4.9%	BB and Below 5.6%
Not Rated 0.3%	Not Rated 0.2%
Equities* 30.4%	Equities** 31.3%
Short-Term Investments and Net Other Assets 16.5%	Short-Term Investments and Net Other Assets 14.5%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.4
Exxon Mobil Corp.	0.3	0.3
Actavis PLC	0.3	0.2
Bank of America Corp.	0.2	0.3
The Coca-Cola Co.	0.2	0.2
	1.5
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.6	16.9
Consumer Discretionary	5.4	5.9
Energy	4.9	5.3
Information Technology	4.9	4.8
Health Care	4.4	4.5
Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 30.3%	Stock Class and Equity Futures** 33.2%
Bond Class 52.6%	Bond Class 52.9%
Short-Term Class 17.1%	Short-Term Class 13.9%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 15.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 30.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	231,121	$ 2,068,534
Fidelity Consumer Discretionary Central Fund (b)	99,073	21,176,863
Fidelity Consumer Staples Central Fund (b)	77,051	15,805,384
Fidelity Emerging Markets Equity Central Fund (b)	40,271	8,547,434
Fidelity Energy Central Fund (b)	98,120	15,186,952
Fidelity Financials Central Fund (b)	417,143	34,998,326
Fidelity Health Care Central Fund (b)	83,051	25,731,828
Fidelity Industrials Central Fund (b)	87,961	19,083,057
Fidelity Information Technology Central Fund (b)	130,721	34,374,383
Fidelity International Equity Central Fund (b)	722,057	57,136,336
Fidelity Materials Central Fund (b)	30,914	7,108,586
Fidelity Telecom Services Central Fund (b)	23,464	3,844,573
Fidelity Utilities Central Fund (b)	45,075	6,992,871
TOTAL EQUITY CENTRAL FUNDS (Cost $187,544,433)		252,055,127
Fixed-Income Central Funds - 54.5%

High Yield Fixed-Income Funds - 4.6%
Fidelity Emerging Markets Debt Central Fund (b)	405,418	4,078,506
Fidelity Floating Rate Central Fund (b)	155,068	16,620,152
Fidelity High Income Central Fund 1 (b)	161,159	16,438,202
TOTAL HIGH YIELD FIXED-INCOME FUNDS		37,136,860
Investment Grade Fixed-Income Funds - 49.9%
Fidelity Inflation-Protected Bond Index Central Fund (b)	96,685	9,584,419
Fidelity Investment Grade Bond Central Fund (b)	3,716,170	397,927,512
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		407,511,931
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $432,452,062)		444,648,791
Money Market Central Funds - 14.6%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a)	96,769,287	$ 96,769,287
Fidelity Money Market Central Fund, 0.26% (a)	22,473,758	22,473,758
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $119,243,045)		119,243,045
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 10/16/14 (Cost $69,998)	$ 70,000	69,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $739,309,538)	816,016,962
NET OTHER ASSETS (LIABILITIES) - 0.0%	359,068
NET ASSETS - 100%	$ 816,376,030
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 80,722
Fidelity Commodity Strategy Central Fund	1,731
Fidelity Consumer Discretionary Central Fund	207,516
Fidelity Consumer Staples Central Fund	383,291
Fidelity Emerging Markets Debt Central Fund	221,913
Fidelity Emerging Markets Equity Central Fund	62,444
Fidelity Energy Central Fund	215,306
Fund	Income earned
Fidelity Financials Central Fund	$ 515,556
Fidelity Floating Rate Central Fund	984,755
Fidelity Health Care Central Fund	103,066
Fidelity High Income Central Fund 1	889,467
Fidelity Industrials Central Fund	268,044
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	215,716
Fidelity International Equity Central Fund	1,747,181
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	9,300,853
Fidelity Materials Central Fund	102,331
Fidelity Money Market Central Fund	55,162
Fidelity Telecom Services Central Fund	148,629
Fidelity Utilities Central Fund	164,644
Total	$ 15,668,332
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,742,821	$ 572,398	$ 94,224	$ 2,068,534	0.6%
Fidelity Consumer Discretionary Central Fund	19,420,783	5,484,206	5,165,699	21,176,863	1.5%
Fidelity Consumer Staples Central Fund	13,337,716	4,096,799	3,339,470	15,805,384	1.4%
Fidelity Emerging Markets Debt Central Fund	2,950,827	1,259,163	101,942	4,078,506	3.4%
Fidelity Emerging Markets Equity Central Fund	-	8,889,283	72,628	8,547,434	1.9%
Fidelity Energy Central Fund	13,896,427	4,186,953	3,781,153	15,186,952	1.4%
Fidelity Financials Central Fund	27,829,819	9,393,724	6,151,071	34,998,326	1.5%
Fidelity Floating Rate Central Fund	17,596,324	6,879,834	8,064,278	16,620,152	1.0%
Fidelity Health Care Central Fund	19,099,953	4,453,746	4,706,135	25,731,828	1.4%
Fidelity High Income Central Fund 1	12,137,215	4,713,502	407,768	16,438,202	3.6%
Fidelity Industrials Central Fund	16,925,416	5,272,187	4,523,900	19,083,057	1.5%
Fidelity Inflation-Protected Bond Index Central Fund	11,898,955	4,116,617	6,385,833	9,584,419	3.5%
Fidelity Information Technology Central Fund	26,700,966	6,925,739	4,111,389	34,374,383	1.4%
Fidelity International Equity Central Fund	47,258,718	19,676,506	10,157,414	57,136,336	2.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	288,875,929	126,539,884	23,108,619	397,927,512	5.2%
Fidelity Materials Central Fund	5,677,622	1,809,668	980,922	7,108,586	1.5%
Fidelity Telecom Services Central Fund	3,800,294	1,151,927	1,233,863	3,844,573	1.3%
Fidelity Utilities Central Fund	5,425,376	1,774,093	1,294,512	6,992,871	1.4%
Total	$ 534,575,161	$ 217,196,229	$ 83,680,820	$ 696,703,918
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 252,055,127	$ 252,055,127	$ -	$ -
Fixed-Income Central Funds	444,648,791	444,648,791	-	-
Money Market Central Funds	119,243,045	119,243,045	-	-
U.S. Treasury Obligations	69,999	-	69,999	-
Total Investments in Securities:	$ 816,016,962	$ 815,946,963	$ 69,999	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.5%
United Kingdom	3.0%
Japan	1.4%
Mexico	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	9.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $69,998)	$ 69,999
Fidelity Central Funds (cost $739,239,540)	815,946,963
Total Investments (cost $739,309,538)		$ 816,016,962
Receivable for investments sold		224,946
Receivable for fund shares sold		3,544,919
Distributions receivable from Fidelity Central Funds		9,049
Other receivables		2,082
Total assets		819,797,958

Liabilities
Payable for investments purchased	$ 2,583,427
Payable for fund shares redeemed	434,459
Accrued management fee	278,774
Distribution and service plan fees payable	23,419
Other affiliated payables	79,682
Other payables and accrued expenses	22,167
Total liabilities		3,421,928

Net Assets		$ 816,376,030
Net Assets consist of:
Paid in capital		$ 758,725,367
Undistributed net investment income		791,371
Accumulated undistributed net realized gain (loss) on investments		(19,848,132)
Net unrealized appreciation (depreciation) on investments		76,707,424
Net Assets		$ 816,376,030

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,070,916 ÷ 2,061,346 shares)		$ 10.71

Maximum offering price per share (100/94.25 of $10.71)		$ 11.36
Class T: Net Asset Value and redemption price per share ($9,932,234 ÷ 928,299 shares)		$ 10.70

Maximum offering price per share (100/96.50 of $10.70)		$ 11.09
Class B: Net Asset Value and offering price per share ($873,008 ÷ 81,700 shares)A		$ 10.69

Class C: Net Asset Value and offering price per share ($16,975,944 ÷ 1,592,865 shares)A		$ 10.66

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($757,907,803 ÷ 70,772,464 shares)		$ 10.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,616,125 ÷ 804,524 shares)		$ 10.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 205
Income from Fidelity Central Funds		15,668,332
Total income		15,668,537

Expenses
Management fee	$ 3,016,680
Transfer agent fees	600,371
Distribution and service plan fees	243,531
Accounting fees and expenses	277,693
Custodian fees and expenses	1,951
Independent trustees' compensation	2,962
Registration fees	118,893
Audit	37,756
Legal	2,023
Miscellaneous	4,593
Total expenses before reductions	4,306,453
Expense reductions	(6,648)	4,299,805
Net investment income (loss)		11,368,732
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Fidelity Central Funds	844,278
Futures contracts	999,546
Capital gain distributions from Fidelity Central Funds	63,247
Total net realized gain (loss)		1,907,071
Change in net unrealized appreciation (depreciation) on: Investment securities	27,769,070
Futures contracts	(32,074)
Total change in net unrealized appreciation (depreciation)		27,736,996
Net gain (loss)		29,644,067
Net increase (decrease) in net assets resulting from operations		$ 41,012,799

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,368,732	$ 7,059,582
Net realized gain (loss)	1,907,071	(90,818)
Change in net unrealized appreciation (depreciation)	27,736,996	21,625,354
Net increase (decrease) in net assets resulting from operations	41,012,799	28,594,118
Distributions to shareholders from net investment income	(11,374,832)	(6,529,336)
Distributions to shareholders from net realized gain	(11,398,470)	(7,146,966)
Total distributions	(22,773,302)	(13,676,302)
Share transactions - net increase (decrease)	197,925,492	191,780,334
Total increase (decrease) in net assets	216,164,989	206,698,150

Net Assets
Beginning of period	600,211,041	393,512,891
End of period (including undistributed net investment income of $791,371 and undistributed net investment income of $797,470, respectively)	$ 816,376,030	$ 600,211,041

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) C	.14	.12	.14	.16	.17
Net realized and unrealized gain (loss)	.46	.44	.89	.01	.67
Total from investment operations	.60	.56	1.03	.17	.84
Distributions from net investment income	(.13)	(.11)	(.14)	(.15)	(.17)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.32) G	(.28)	(.25)	(.46)	(.22)
Net asset value, end of period	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66
Total ReturnA, B	5.83%	5.64%	11.20%	1.67%	9.39%
Ratios to Average Net Assets D, F
Expenses before reductions	.85%	.87%	.89%	.91%	.98%
Expenses net of fee waivers, if any	.85%	.87%	.89%	.90%	.90%
Expenses net of all reductions	.85%	.87%	.88%	.89%	.89%
Net investment income (loss)	1.29%	1.15%	1.46%	1.63%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,071	$ 15,100	$ 11,431	$ 9,024	$ 7,495
Portfolio turnover rateE	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Income from Investment Operations
Net investment income (loss) C	.11	.09	.12	.14	.15
Net realized and unrealized gain (loss)	.46	.44	.89	.01	.67
Total from investment operations	.57	.53	1.01	.15	.82
Distributions from net investment income	(.10)	(.08)	(.12)	(.13)	(.15)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.29) G	(.25)	(.23)	(.44)	(.20)
Net asset value, end of period	$ 10.70	$ 10.42	$ 10.14	$ 9.36	$ 9.65
Total ReturnA, B	5.53%	5.37%	10.91%	1.47%	9.15%
Ratios to Average Net Assets D, F
Expenses before reductions	1.13%	1.13%	1.14%	1.13%	1.19%
Expenses net of fee waivers, if any	1.13%	1.13%	1.14%	1.13%	1.15%
Expenses net of all reductions	1.13%	1.13%	1.13%	1.13%	1.14%
Net investment income (loss)	1.01%	.89%	1.21%	1.39%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,932	$ 7,064	$ 6,542	$ 4,885	$ 5,800
Portfolio turnover rateE	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Income from Investment Operations
Net investment income (loss) C	.05	.04	.07	.09	.10
Net realized and unrealized gain (loss)	.47	.44	.89	- G	.67
Total from investment operations	.52	.48	.96	.09	.77
Distributions from net investment income	(.05)	(.04)	(.07)	(.07)	(.11)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.24) H	(.21)	(.18)	(.38)	(.15) I
Net asset value, end of period	$ 10.69	$ 10.41	$ 10.14	$ 9.36	$ 9.65
Total ReturnA, B	5.02%	4.81%	10.37%	.89%	8.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.63%	1.66%	1.68%	1.70%	1.78%
Expenses net of fee waivers, if any	1.63%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.51%	.37%	.69%	.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 873	$ 1,078	$ 1,118	$ 1,076	$ 1,336
Portfolio turnover rateE	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.183 per share.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.12	$ 9.34	$ 9.63	$ 9.01
Income from Investment Operations
Net investment income (loss) C	.06	.04	.07	.09	.10
Net realized and unrealized gain (loss)	.46	.43	.89	.01	.67
Total from investment operations	.52	.47	.96	.10	.77
Distributions from net investment income	(.06)	(.04)	(.07)	(.08)	(.10)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.24)	(.21)	(.18)	(.39)	(.15)
Net asset value, end of period	$ 10.66	$ 10.38	$ 10.12	$ 9.34	$ 9.63
Total ReturnA, B	5.09%	4.75%	10.41%	.92%	8.63%
Ratios to Average Net Assets D, F
Expenses before reductions	1.62%	1.64%	1.66%	1.67%	1.72%
Expenses net of fee waivers, if any	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.52%	.39%	.69%	.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,976	$ 12,001	$ 7,937	$ 5,967	$ 4,789
Portfolio turnover rateE	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) B	.17	.15	.17	.19	.19
Net realized and unrealized gain (loss)	.46	.44	.89	.01	.67
Total from investment operations	.63	.59	1.06	.20	.86
Distributions from net investment income	(.17)	(.14)	(.17)	(.18)	(.19)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.35)	(.31)	(.28)	(.49)	(.24)
Net asset value, end of period	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66
Total ReturnA	6.19%	5.96%	11.53%	1.98%	9.67%
Ratios to Average Net Assets C, E
Expenses before reductions	.55%	.56%	.58%	.61%	.69%
Expenses net of fee waivers, if any	.55%	.56%	.58%	.61%	.65%
Expenses net of all reductions	.55%	.56%	.58%	.60%	.64%
Net investment income (loss)	1.59%	1.46%	1.76%	1.92%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 757,908	$ 560,306	$ 364,386	$ 208,380	$ 109,249
Portfolio turnover rateD	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.16	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) B	.16	.14	.17	.19	.19
Net realized and unrealized gain (loss)	.47	.44	.90	- F	.67
Total from investment operations	.63	.58	1.07	.19	.86
Distributions from net investment income	(.16)	(.13)	(.17)	(.18)	(.19)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.35) G	(.31) H	(.28)	(.48) I	(.24)
Net asset value, end of period	$ 10.71	$ 10.43	$ 10.16	$ 9.37	$ 9.66
Total ReturnA	6.12%	5.81%	11.56%	1.93%	9.67%
Ratios to Average Net Assets C, E
Expenses before reductions	.62%	.62%	.65%	.63%	.71%
Expenses net of fee waivers, if any	.62%	.62%	.65%	.63%	.65%
Expenses net of all reductions	.62%	.62%	.64%	.62%	.64%
Net investment income (loss)	1.52%	1.40%	1.69%	1.90%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,616	$ 4,663	$ 2,099	$ 1,218	$ 1,168
Portfolio turnover rateD	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

H Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

I Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.8	18.4
Fannie Mae	8.3	4.8
Verizon Communications, Inc.	1.5	0.9
Ginnie Mae	1.4	1.3
Freddie Mac	1.2	1.9
	26.2
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 24.7%	U.S. Government and U.S. Government Agency Obligations 26.4%
AAA,AA,A 5.5%	AAA,AA,A 5.3%
BBB 11.9%	BBB 11.6%
BB and Below 4.8%	BB and Below 5.5%
Not Rated 0.3%	Not Rated 0.2%
Equities* 40.4%	Equities 40.8%
Short-Term Investments and Net Other Assets 12.4%	Short-Term Investments and Net Other Assets 10.2%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.5
Exxon Mobil Corp.	0.3	0.4
Actavis PLC	0.3	0.3
The Coca-Cola Co.	0.3	0.3
Facebook, Inc. Class A	0.3	0.3
	1.8
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	16.2
Consumer Discretionary	6.7	7.3
Information Technology	6.3	6.6
Health Care	5.7	5.4
Energy	5.7	5.8
Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 40.6%	Stock Class and Equity Futures 42.9%
Bond Class 46.6%	Bond Class 47.9%
Short-Term Class 12.8%	Short-Term Class 9.2%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 19.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 41.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	234,311	$ 2,097,081
Fidelity Consumer Discretionary Central Fund (b)	133,423	28,519,121
Fidelity Consumer Staples Central Fund (b)	103,563	21,243,847
Fidelity Emerging Markets Equity Central Fund (b)	66,397	14,092,797
Fidelity Energy Central Fund (b)	122,812	19,008,861
Fidelity Financials Central Fund (b)	557,548	46,778,280
Fidelity Health Care Central Fund (b)	111,571	34,567,961
Fidelity Industrials Central Fund (b)	117,813	25,559,578
Fidelity Information Technology Central Fund (b)	174,701	45,939,403
Fidelity International Equity Central Fund (b)	1,004,462	79,483,079
Fidelity Materials Central Fund (b)	41,723	9,594,305
Fidelity Telecom Services Central Fund (b)	31,522	5,164,901
Fidelity Utilities Central Fund (b)	60,780	9,429,374
TOTAL EQUITY CENTRAL FUNDS (Cost $265,166,645)		341,478,588
Fixed-Income Central Funds - 48.3%

High Yield Fixed-Income Funds - 4.5%
Fidelity Emerging Markets Debt Central Fund (b)	408,265	4,107,144
Fidelity Floating Rate Central Fund (b)	157,058	16,833,483
Fidelity High Income Central Fund 1 (b)	159,872	16,306,904
TOTAL HIGH YIELD FIXED-INCOME FUNDS		37,247,531
Investment Grade Fixed-Income Funds - 43.8%
Fidelity Inflation-Protected Bond Index Central Fund (b)	97,398	9,655,040
Fidelity Investment Grade Bond Central Fund (b)	3,280,592	351,285,747
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		360,940,787
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $389,358,625)		398,188,318
Money Market Central Funds - 10.3%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a)	74,509,297	$ 74,509,297
Fidelity Money Market Central Fund, 0.26% (a)	10,310,978	10,310,978
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $84,820,275)		84,820,275
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 11/13/14 (Cost $39,999)	$ 40,000	40,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $739,385,544)	824,527,181
NET OTHER ASSETS (LIABILITIES) - 0.0%	20,899
NET ASSETS - 100%	$ 824,548,080
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,100
Fidelity Commodity Strategy Central Fund	1,164
Fidelity Consumer Discretionary Central Fund	261,827
Fidelity Consumer Staples Central Fund	483,037
Fidelity Emerging Markets Debt Central Fund	210,086
Fidelity Emerging Markets Equity Central Fund	166,561
Fidelity Energy Central Fund	264,780
Fidelity Financials Central Fund	648,165
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 927,321
Fidelity Health Care Central Fund	129,117
Fidelity High Income Central Fund 1	831,083
Fidelity Industrials Central Fund	337,281
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	274,587
Fidelity International Equity Central Fund	2,102,565
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	7,832,932
Fidelity Materials Central Fund	128,942
Fidelity Money Market Central Fund	25,308
Fidelity Telecom Services Central Fund	184,415
Fidelity Utilities Central Fund	207,733
Total	$ 15,072,009
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 2,451,403	$ 21,279	$ 2,097,081	0.6%
Fidelity Consumer Discretionary Central Fund	21,759,568	9,740,816	4,700,158	28,519,121	2.0%
Fidelity Consumer Staples Central Fund	14,937,195	7,145,882	2,940,570	21,243,847	1.8%
Fidelity Emerging Markets Debt Central Fund	2,596,655	1,609,017	63,946	4,107,144	3.4%
Fidelity Emerging Markets Equity Central Fund	5,541,126	8,833,927	357,425	14,092,797	3.1%
Fidelity Energy Central Fund	15,512,706	7,136,337	4,730,760	19,008,861	1.7%
Fidelity Financials Central Fund	31,213,888	15,680,232	4,919,078	46,778,280	2.0%
Fidelity Floating Rate Central Fund	15,310,024	8,854,408	7,497,292	16,833,483	1.0%
Fidelity Health Care Central Fund	21,753,919	8,549,638	4,331,923	34,567,961	1.9%
Fidelity High Income Central Fund 1	10,590,437	6,024,677	255,782	16,306,904	3.6%
Fidelity Industrials Central Fund	18,962,897	9,073,176	4,054,202	25,559,578	2.0%
Fidelity Inflation-Protected Bond Index Central Fund	10,464,027	4,852,472	5,614,904	9,655,040	3.6%
Fidelity Information Technology Central Fund	29,853,604	12,530,376	2,497,899	45,939,403	1.9%
Fidelity International Equity Central Fund	51,863,346	36,184,203	8,210,096	79,483,079	2.8%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	227,900,863	136,592,251	17,841,621	351,285,747	4.6%
Fidelity Materials Central Fund	6,337,248	3,199,695	648,991	9,594,305	2.0%
Fidelity Telecom Services Central Fund	4,227,092	1,971,243	1,181,702	5,164,901	1.8%
Fidelity Utilities Central Fund	6,497,366	3,147,422	1,524,749	9,429,374	2.0%
Total	$ 495,321,961	$ 283,577,175	$ 71,392,377	$ 739,666,906
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 341,478,588	$ 341,478,588	$ -	$ -
Fixed-Income Central Funds	398,188,318	398,188,318	-	-
Money Market Central Funds	84,820,275	84,820,275	-	-
U.S. Treasury Obligations	40,000	-	40,000	-
Total Investments in Securities:	$ 824,527,181	$ 824,487,181	$ 40,000	$ -
Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.5%
United Kingdom	3.8%
Japan	1.8%
Ireland	1.1%
Netherlands	1.0%
France	1.0%
Others (Individually Less Than 1%)	10.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $39,999)	$ 40,000
Fidelity Central Funds (cost $739,345,545)	824,487,181
Total Investments (cost $739,385,544)		$ 824,527,181
Receivable for investments sold		240,865
Receivable for fund shares sold		1,218,050
Distributions receivable from Fidelity Central Funds		2,152
Other receivables		2,642
Total assets		825,990,890

Liabilities
Payable for investments purchased	$ 731,770
Payable for fund shares redeemed	300,496
Accrued management fee	283,327
Distribution and service plan fees payable	22,807
Other affiliated payables	82,288
Other payables and accrued expenses	22,122
Total liabilities		1,442,810

Net Assets		$ 824,548,080
Net Assets consist of:
Paid in capital		$ 756,729,134
Undistributed net investment income		2,714,089
Accumulated undistributed net realized gain (loss) on investments		(20,036,780)
Net unrealized appreciation (depreciation) on investments		85,141,637
Net Assets		$ 824,548,080

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,419,086 ÷ 2,319,850 shares)		$ 10.96

Maximum offering price per share (100/94.25 of $10.96)		$ 11.63
Class T: Net Asset Value and redemption price per share ($8,295,410 ÷ 758,462 shares)		$ 10.94

Maximum offering price per share (100/96.50 of $10.94)		$ 11.34
Class B: Net Asset Value and offering price per share ($1,189,134 ÷ 108,554 shares)A		$ 10.95

Class C: Net Asset Value and offering price per share ($15,768,807 ÷ 1,445,700 shares)A		$ 10.91

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($769,619,212 ÷ 70,233,717 shares)		$ 10.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,256,431 ÷ 388,416 shares)		$ 10.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 188
Income from Fidelity Central Funds		15,072,009
Total income		15,072,197

Expenses
Management fee	$ 2,871,181
Transfer agent fees	588,438
Distribution and service plan fees	231,759
Accounting fees and expenses	267,055
Custodian fees and expenses	1,918
Independent trustees' compensation	2,786
Registration fees	132,034
Audit	37,764
Legal	1,821
Miscellaneous	4,033
Total expenses before reductions	4,138,789
Expense reductions	(7,909)	4,130,880
Net investment income (loss)		10,941,317
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8
Fidelity Central Funds	501,487
Futures contracts	1,065,817
Capital gain distributions from Fidelity Central Funds	56,533
Total net realized gain (loss)		1,623,845
Change in net unrealized appreciation (depreciation) on: Investment securities	31,658,660
Futures contracts	(72,588)
Total change in net unrealized appreciation (depreciation)		31,586,072
Net gain (loss)		33,209,917
Net increase (decrease) in net assets resulting from operations		$ 44,151,234

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,941,317	$ 6,573,207
Net realized gain (loss)	1,623,845	(287,180)
Change in net unrealized appreciation (depreciation)	31,586,072	29,300,784
Net increase (decrease) in net assets resulting from operations	44,151,234	35,586,811
Distributions to shareholders from net investment income	(10,627,197)	(5,312,844)
Distributions to shareholders from net realized gain	(15,119,456)	(4,958,079)
Total distributions	(25,746,653)	(10,270,923)
Share transactions - net increase (decrease)	276,870,491	147,547,780
Total increase (decrease) in net assets	295,275,072	172,863,668

Net Assets
Beginning of period	529,273,008	356,409,340
End of period (including undistributed net investment income of $2,714,089 and undistributed net investment income of $2,395,963, respectively)	$ 824,548,080	$ 529,273,008

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) C	.14	.12	.14	.16	.16
Net realized and unrealized gain (loss)	.59	.66	1.07	(.06)	.70
Total from investment operations	.73	.78	1.21	.10	.86
Distributions from net investment income	(.15)	(.10)	(.14)	(.14)	(.15)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.43)	(.23)	(.23)	(.42)	(.18)
Net asset value, end of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnA, B	6.98%	7.88%	13.47%	.91%	9.96%
Ratios to Average Net Assets D, F
Expenses before reductions	.85%	.87%	.90%	.95%	1.06%
Expenses net of fee waivers, if any	.85%	.87%	.90%	.90%	.90%
Expenses net of all reductions	.85%	.86%	.89%	.89%	.89%
Net investment income (loss)	1.31%	1.21%	1.49%	1.61%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,419	$ 16,042	$ 14,048	$ 10,337	$ 6,308
Portfolio turnover rateE	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.09	$ 9.12	$ 9.44	$ 8.76
Income from Investment Operations
Net investment income (loss) C	.11	.10	.12	.13	.14
Net realized and unrealized gain (loss)	.59	.66	1.06	(.05)	.70
Total from investment operations	.70	.76	1.18	.08	.84
Distributions from net investment income	(.12)	(.08)	(.12)	(.12)	(.13)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.40)	(.21)	(.21)	(.40)	(.16)
Net asset value, end of period	$ 10.94	$ 10.64	$ 10.09	$ 9.12	$ 9.44
Total ReturnA, B	6.72%	7.62%	13.09%	.68%	9.69%
Ratios to Average Net Assets D, F
Expenses before reductions	1.12%	1.14%	1.17%	1.19%	1.32%
Expenses net of fee waivers, if any	1.12%	1.14%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.12%	1.13%	1.14%	1.14%	1.14%
Net investment income (loss)	1.04%	.94%	1.24%	1.36%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,295	$ 6,969	$ 4,803	$ 3,760	$ 2,972
Portfolio turnover rateE	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.10	$ 9.12	$ 9.44	$ 8.75
Income from Investment Operations
Net investment income (loss) C	.06	.04	.07	.08	.09
Net realized and unrealized gain (loss)	.58	.67	1.06	(.06)	.71
Total from investment operations	.64	.71	1.13	.02	.80
Distributions from net investment income	(.07)	(.02)	(.06)	(.07)	(.08)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.35)	(.15)	(.15)	(.34) G	(.11)
Net asset value, end of period	$ 10.95	$ 10.66	$ 10.10	$ 9.12	$ 9.44
Total ReturnA, B	6.10%	7.11%	12.56%	.13%	9.20%
Ratios to Average Net Assets D, F
Expenses before reductions	1.61%	1.68%	1.70%	1.73%	1.82%
Expenses net of fee waivers, if any	1.61%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.55%	.43%	.74%	.86%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,189	$ 776	$ 839	$ 856	$ 1,075
Portfolio turnover rateE	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.08	$ 9.11	$ 9.43	$ 8.76
Income from Investment Operations
Net investment income (loss) C	.06	.04	.07	.08	.09
Net realized and unrealized gain (loss)	.58	.66	1.06	(.05)	.70
Total from investment operations	.64	.70	1.13	.03	.79
Distributions from net investment income	(.07)	(.03)	(.08)	(.08)	(.09)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.35)	(.16)	(.16) H	(.35) G	(.12)
Net asset value, end of period	$ 10.91	$ 10.62	$ 10.08	$ 9.11	$ 9.43
Total ReturnA, B	6.17%	7.02%	12.59%	.22%	9.07%
Ratios to Average Net Assets D, F
Expenses before reductions	1.62%	1.64%	1.67%	1.70%	1.82%
Expenses net of fee waivers, if any	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.54%	.44%	.74%	.86%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,769	$ 9,272	$ 6,814	$ 3,911	$ 2,193
Portfolio turnover rateE	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) B	.17	.16	.18	.18	.18
Net realized and unrealized gain (loss)	.59	.65	1.06	(.06)	.71
Total from investment operations	.76	.81	1.24	.12	.89
Distributions from net investment income	(.18)	(.13)	(.17)	(.17)	(.18)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.46)	(.26)	(.26)	(.44) F	(.21)
Net asset value, end of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnA	7.29%	8.21%	13.78%	1.17%	10.28%
Ratios to Average Net Assets C, E
Expenses before reductions	.56%	.57%	.59%	.64%	.76%
Expenses net of fee waivers, if any	.56%	.57%	.59%	.64%	.65%
Expenses net of all reductions	.56%	.56%	.58%	.63%	.64%
Net investment income (loss)	1.60%	1.51%	1.81%	1.87%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 769,619	$ 495,019	$ 328,995	$ 146,236	$ 77,613
Portfolio turnover rateD	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) B	.17	.15	.17	.18	.18
Net realized and unrealized gain (loss)	.58	.66	1.06	(.06)	.71
Total from investment operations	.75	.81	1.23	.12	.89
Distributions from net investment income	(.18)	(.13)	(.16)	(.16)	(.18)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.45) F	(.26)	(.25)	(.44)	(.21)
Net asset value, end of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnA	7.25%	8.15%	13.74%	1.15%	10.28%
Ratios to Average Net Assets C, E
Expenses before reductions	.58%	.63%	.66%	.68%	.76%
Expenses net of fee waivers, if any	.58%	.63%	.65%	.65%	.65%
Expenses net of all reductions	.57%	.62%	.64%	.64%	.64%
Net investment income (loss)	1.59%	1.45%	1.74%	1.86%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,256	$ 1,196	$ 911	$ 580	$ 882
Portfolio turnover rateD	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.6
Exxon Mobil Corp.	0.4	0.4
Actavis PLC	0.4	0.3
The Coca-Cola Co.	0.4	0.3
Facebook, Inc. Class A	0.4	0.4
Bank of America Corp.	0.4	0.4
British American Tobacco PLC sponsored ADR	0.4	0.4
JPMorgan Chase & Co.	0.4	0.4
Citigroup, Inc.	0.4	0.3
Berkshire Hathaway, Inc. Class B	0.3	0.2
	4.2
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.8	16.4
Consumer Discretionary	7.8	8.3
Information Technology	7.8	8.1
Health Care	6.8	7.0
Industrials	6.4	6.9
Top Five Bond Issuers as of September 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.4	16.4
Fannie Mae	7.3	4.3
Verizon Communications, Inc.	1.3	0.8
Ginnie Mae	1.2	1.2
Freddie Mac	1.0	1.6
	23.2
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 21.9%	U.S. Government and U.S. Government Agency Obligations 23.5%
AAA,AA,A 4.5%	AAA,AA,A 4.4%
BBB 10.8%	BBB 10.4%
BB and Below 4.7%	BB and Below 5.4%
Not Rated 0.3%	Not Rated 0.2%
Equities* 50.4%	Equities 50.7%
Short-Term Investments and Net Other Assets 7.4%	Short-Term Investments and Net Other Assets 5.4%

* Includes investments in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 50.7%	Stock Class and Equity Futures 52.8%
Bond Class 41.7%	Bond Class 42.8%
Short-Term Class 7.6%	Short-Term Class 4.4%

* Includes investments in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 23% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 51.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,287,238	$ 20,470,784
Fidelity Consumer Discretionary Central Fund (b)	1,632,887	349,029,597
Fidelity Consumer Staples Central Fund (b)	1,271,832	260,890,931
Fidelity Emerging Markets Equity Central Fund (b)	768,284	163,068,383
Fidelity Energy Central Fund (b)	1,519,319	235,160,131
Fidelity Financials Central Fund (b)	6,828,277	572,892,452
Fidelity Health Care Central Fund (b)	1,378,959	427,242,889
Fidelity Industrials Central Fund (b)	1,437,391	311,842,081
Fidelity Information Technology Central Fund (b)	2,138,937	562,454,955
Fidelity International Equity Central Fund (b)	12,731,386	1,007,434,589
Fidelity Materials Central Fund (b)	511,925	117,717,077
Fidelity Telecom Services Central Fund (b)	365,204	59,838,623
Fidelity Utilities Central Fund (b)	749,093	116,214,245
TOTAL EQUITY CENTRAL FUNDS (Cost $2,749,239,114)		4,204,256,737
Fixed-Income Central Funds - 43.2%

High Yield Fixed-Income Funds - 4.4%
Fidelity Emerging Markets Debt Central Fund (b)	4,025,254	40,494,059
Fidelity Floating Rate Central Fund (b)	1,544,755	165,566,828
Fidelity High Income Central Fund 1 (b)	1,552,181	158,322,446
TOTAL HIGH YIELD FIXED-INCOME FUNDS		364,383,333
Investment Grade Fixed-Income Funds - 38.8%
Fidelity Inflation-Protected Bond Index Central Fund (b)	963,456	95,507,367
Fidelity Investment Grade Bond Central Fund (b)	28,584,665	3,060,845,980
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,156,353,347
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,337,706,414)		3,520,736,680
Money Market Central Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a)	357,542,133	$ 357,542,133
Fidelity Money Market Central Fund, 0.26% (a)	55,270,300	55,270,300
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $412,812,433)		412,812,433
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 11/13/14 (Cost $1,239,963)	$ 1,240,000	1,239,970
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,500,997,924)	8,139,045,820
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,442,100)
NET ASSETS - 100%	$ 8,136,603,720
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 284,701
Fidelity Commodity Strategy Central Fund	11,452
Fidelity Consumer Discretionary Central Fund	3,635,941
Fidelity Consumer Staples Central Fund	6,681,483
Fidelity Emerging Markets Debt Central Fund	2,390,497
Fidelity Emerging Markets Equity Central Fund	1,976,658
Fidelity Energy Central Fund	3,749,408
Fund	Income earned
Fidelity Financials Central Fund	$ 9,098,523
Fidelity Floating Rate Central Fund	10,330,354
Fidelity Health Care Central Fund	1,832,707
Fidelity High Income Central Fund 1	9,429,029
Fidelity Industrials Central Fund	4,718,887
Fidelity Inflation-Protected Bond Index Central Fund	48
Fidelity Information Technology Central Fund	3,772,034
Fidelity International Equity Central Fund	30,045,153
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	79,831,922
Fidelity Materials Central Fund	1,800,894
Fidelity Money Market Central Fund	135,660
Fidelity Telecom Services Central Fund	2,549,183
Fidelity Utilities Central Fund	2,905,370
Total	$ 175,179,904
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 24,230,589	$ 357,332	$ 20,470,784	6.1%
Fidelity Consumer Discretionary Central Fund	368,560,570	12,148,535	60,164,493	349,029,597	24.4%
Fidelity Consumer Staples Central Fund	258,773,766	12,799,420	41,330,183	260,890,931	22.4%
Fidelity Emerging Markets Debt Central Fund	36,891,425	5,243,816	1,332,308	40,494,059	33.6%
Fidelity Emerging Markets Equity Central Fund	78,408,818	89,691,661	7,071,109	163,068,383	35.6%
Fidelity Energy Central Fund	276,275,508	10,134,585	69,151,198	235,160,131	21.2%
Fidelity Financials Central Fund	539,003,304	34,478,180	74,526,652	572,892,452	24.0%
Fidelity Floating Rate Central Fund	179,583,040	64,112,212	80,450,233	165,566,828	10.0%
Fidelity Health Care Central Fund	374,363,101	8,713,602	81,310,646	427,242,889	23.7%
Fidelity High Income Central Fund 1	149,804,934	13,105,102	5,350,606	158,322,446	34.6%
Fidelity Industrials Central Fund	328,283,346	12,544,316	57,606,634	311,842,081	24.0%
Fidelity Inflation-Protected Bond Index Central Fund	111,552,515	20,560,285	36,437,910	95,507,367	35.2%
Fidelity Information Technology Central Fund	530,928,191	13,958,418	70,768,674	562,454,955	22.7%
Fidelity International Equity Central Fund	972,640,958	95,576,467	73,282,076	1,007,434,589	35.5%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,938,536,954	306,792,199	233,703,333	3,060,845,980	39.9%
Fidelity Materials Central Fund	110,303,999	4,538,795	8,763,968	117,717,077	24.4%
Fidelity Telecom Services Central Fund	73,845,562	4,134,427	20,647,469	59,838,623	20.9%
Fidelity Utilities Central Fund	108,198,241	5,496,310	17,451,398	116,214,245	24.1%
Total	$ 7,435,954,232	$ 738,258,919	$ 939,706,222	$ 7,724,993,417
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,204,256,737	$ 4,204,256,737	$ -	$ -
Fixed-Income Central Funds	3,520,736,680	3,520,736,680	-	-
Money Market Central Funds	412,812,433	412,812,433	-	-
U.S. Treasury Obligations	1,239,970	-	1,239,970	-
Total Investments in Securities:	$ 8,139,045,820	$ 8,137,805,850	$ 1,239,970	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.0%
United Kingdom	4.4%
Japan	2.4%
Ireland	1.4%
France	1.2%
Switzerland	1.1%
Netherlands	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	10.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,239,963)	$ 1,239,970
Fidelity Central Funds (cost $6,499,757,961)	8,137,805,850
Total Investments (cost $6,500,997,924)		$ 8,139,045,820
Receivable for investments sold		4,491,781
Receivable for fund shares sold		3,146,003
Distributions receivable from Fidelity Central Funds		34,501
Other receivables		282,786
Total assets		8,147,000,891

Liabilities
Payable for fund shares redeemed	$ 5,556,032
Accrued management fee	3,431,138
Transfer agent fee payable	935,039
Distribution and service plan fees payable	64,532
Other affiliated payables	133,908
Other payables and accrued expenses	276,522
Total liabilities		10,397,171

Net Assets		$ 8,136,603,720
Net Assets consist of:
Paid in capital		$ 6,903,879,307
Undistributed net investment income		24,449,213
Accumulated undistributed net realized gain (loss) on investments		(429,772,696)
Net unrealized appreciation (depreciation) on investments		1,638,047,896
Net Assets		$ 8,136,603,720

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($72,246,220 ÷ 4,015,528 shares)		$ 17.99

Maximum offering price per share (100/94.25 of $17.99)		$ 19.09
Class T: Net Asset Value and redemption price per share ($32,371,650 ÷ 1,801,393 shares)		$ 17.97

Maximum offering price per share (100/96.50 of $17.97)		$ 18.62
Class B: Net Asset Value and offering price per share ($3,578,707 ÷ 199,492 shares)A		$ 17.94

Class C: Net Asset Value and offering price per share ($38,791,926 ÷ 2,170,057 shares)A		$ 17.88

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($7,956,040,510 ÷ 440,647,612 shares)		$ 18.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,574,707 ÷ 1,862,353 shares)		$ 18.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 2,482
Income from Fidelity Central Funds		175,179,904
Total income		175,182,386

Expenses
Management fee	$ 40,068,404
Transfer agent fees	10,931,419
Distribution and service plan fees	739,584
Accounting fees and expenses	1,489,697
Custodian fees and expenses	1,986
Independent trustees' compensation	33,868
Appreciation in deferred trustee compensation account	1,116
Registration fees	165,059
Audit	36,446
Legal	46,918
Miscellaneous	57,406
Total expenses before reductions	53,571,903
Expense reductions	(106,887)	53,465,016
Net investment income (loss)		121,717,370
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	758,671
Fidelity Central Funds	95,189,215
Futures contracts	14,078,933
Capital gain distributions from Fidelity Central Funds	735,649
Total net realized gain (loss)		110,762,468
Change in net unrealized appreciation (depreciation) on: Investment securities	395,297,269
Futures contracts	(1,144,532)
Total change in net unrealized appreciation (depreciation)		394,152,737
Net gain (loss)		504,915,205
Net increase (decrease) in net assets resulting from operations		$ 626,632,575

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 121,717,370	$ 102,634,215
Net realized gain (loss)	110,762,468	99,370,248
Change in net unrealized appreciation (depreciation)	394,152,737	509,575,581
Net increase (decrease) in net assets resulting from operations	626,632,575	711,580,044
Distributions to shareholders from net investment income	(124,253,233)	(100,520,318)
Distributions to shareholders from net realized gain	(387,669,599)	(6,333,968)
Total distributions	(511,922,832)	(106,854,286)
Share transactions - net increase (decrease)	477,669,886	(24,218,118)
Total increase (decrease) in net assets	592,379,629	580,507,640

Net Assets
Beginning of period	7,544,224,091	6,963,716,451
End of period (including undistributed net investment income of $24,449,213 and undistributed net investment income of $26,783,916, respectively)	$ 8,136,603,720	$ 7,544,224,091

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.78	$ 16.36	$ 14.43	$ 14.64	$ 13.48
Income from Investment Operations
Net investment income (loss) C	.22	.19	.21	.22	.23
Net realized and unrealized gain (loss)	1.13	1.43	1.98	(.19)	1.17
Total from investment operations	1.35	1.62	2.19	.03	1.40
Distributions from net investment income	(.23)	(.19)	(.23)	(.22)	(.24)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.14)	(.20) G	(.26) H	(.24)	(.24)
Net asset value, end of period	$ 17.99	$ 17.78	$ 16.36	$ 14.43	$ 14.64
Total ReturnA, B	7.96%	10.01%	15.31%	.11%	10.52%
Ratios to Average Net Assets D, F
Expenses before reductions	.95%	.99%	1.01%	1.01%	.98%
Expenses net of fee waivers, if any	.95%	.99%	1.01%	1.01%	.98%
Expenses net of all reductions	.95%	.98%	1.00%	1.00%	.96%
Net investment income (loss)	1.24%	1.12%	1.35%	1.43%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,246	$ 74,128	$ 61,693	$ 48,154	$ 44,879
Portfolio turnover rateE	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.76	$ 16.34	$ 14.41	$ 14.63	$ 13.47
Income from Investment Operations
Net investment income (loss) C	.17	.15	.17	.19	.19
Net realized and unrealized gain (loss)	1.14	1.43	1.98	(.20)	1.17
Total from investment operations	1.31	1.58	2.15	(.01)	1.36
Distributions from net investment income	(.19)	(.15)	(.20)	(.19)	(.20)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.10)	(.16) G	(.22)	(.21)	(.20)
Net asset value, end of period	$ 17.97	$ 17.76	$ 16.34	$ 14.41	$ 14.63
Total ReturnA, B	7.69%	9.76%	15.06%	(.16)%	10.24%
Ratios to Average Net Assets D, F
Expenses before reductions	1.22%	1.24%	1.24%	1.23%	1.22%
Expenses net of fee waivers, if any	1.22%	1.24%	1.24%	1.23%	1.22%
Expenses net of all reductions	1.22%	1.22%	1.23%	1.22%	1.21%
Net investment income (loss)	.97%	.87%	1.12%	1.21%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,372	$ 28,826	$ 22,505	$ 19,679	$ 17,343
Portfolio turnover rateE	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.73	$ 16.31	$ 14.38	$ 14.59	$ 13.44
Income from Investment Operations
Net investment income (loss) C	.09	.06	.09	.11	.11
Net realized and unrealized gain (loss)	1.13	1.44	1.98	(.20)	1.17
Total from investment operations	1.22	1.50	2.07	(.09)	1.28
Distributions from net investment income	(.10)	(.06)	(.11)	(.10)	(.13)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.01)	(.08)	(.14) G	(.12)	(.13)
Net asset value, end of period	$ 17.94	$ 17.73	$ 16.31	$ 14.38	$ 14.59
Total ReturnA, B	7.17%	9.20%	14.47%	(.65)%	9.60%
Ratios to Average Net Assets D, F
Expenses before reductions	1.70%	1.74%	1.76%	1.76%	1.78%
Expenses net of fee waivers, if any	1.70%	1.74%	1.76%	1.76%	1.78%
Expenses net of all reductions	1.70%	1.72%	1.75%	1.75%	1.77%
Net investment income (loss)	.49%	.37%	.61%	.68%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,579	$ 3,882	$ 4,186	$ 4,109	$ 4,843
Portfolio turnover rateE	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 16.27	$ 14.35	$ 14.57	$ 13.42
Income from Investment Operations
Net investment income (loss) C	.08	.06	.09	.11	.12
Net realized and unrealized gain (loss)	1.13	1.43	1.98	(.19)	1.17
Total from investment operations	1.21	1.49	2.07	(.08)	1.29
Distributions from net investment income	(.10)	(.07)	(.12)	(.11)	(.14)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.01)	(.08) G	(.15) H	(.14) I	(.14)
Net asset value, end of period	$ 17.88	$ 17.68	$ 16.27	$ 14.35	$ 14.57
Total ReturnA, B	7.16%	9.21%	14.49%	(.64)%	9.68%
Ratios to Average Net Assets D, F
Expenses before reductions	1.72%	1.74%	1.75%	1.74%	1.74%
Expenses net of fee waivers, if any	1.72%	1.74%	1.75%	1.74%	1.74%
Expenses net of all reductions	1.72%	1.73%	1.74%	1.73%	1.73%
Net investment income (loss)	.47%	.37%	.61%	.71%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,792	$ 31,204	$ 21,859	$ 17,320	$ 14,274
Portfolio turnover rateE	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.41	$ 14.47	$ 14.68	$ 13.51
Income from Investment Operations
Net investment income (loss) B	.28	.24	.26	.27	.26
Net realized and unrealized gain (loss)	1.14	1.44	1.99	(.19)	1.18
Total from investment operations	1.42	1.68	2.25	.08	1.44
Distributions from net investment income	(.29)	(.24)	(.28)	(.26)	(.27)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.20)	(.25) F	(.31) G	(.29) H	(.27)
Net asset value, end of period	$ 18.06	$ 17.84	$ 16.41	$ 14.47	$ 14.68
Total ReturnA	8.33%	10.38%	15.71%	.41%	10.79%
Ratios to Average Net Assets C, E
Expenses before reductions	.66%	.68%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.66%	.67%	.69%	.70%	.71%
Expenses net of all reductions	.66%	.66%	.68%	.69%	.70%
Net investment income (loss)	1.53%	1.43%	1.67%	1.75%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,956,041	$ 7,384,756	$ 6,838,743	$ 5,878,293	$ 6,308,311
Portfolio turnover rateD	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

G Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.81	$ 16.39	$ 14.46	$ 14.67	$ 13.50
Income from Investment Operations
Net investment income (loss) B	.27	.24	.25	.26	.26
Net realized and unrealized gain (loss)	1.14	1.43	1.98	(.19)	1.19
Total from investment operations	1.41	1.67	2.23	.07	1.45
Distributions from net investment income	(.28)	(.23)	(.27)	(.26)	(.28)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.19)	(.25)	(.30) F	(.28)	(.28)
Net asset value, end of period	$ 18.03	$ 17.81	$ 16.39	$ 14.46	$ 14.67
Total ReturnA	8.29%	10.28%	15.58%	.37%	10.87%
Ratios to Average Net Assets C, E
Expenses before reductions	.71%	.72%	.75%	.74%	.71%
Expenses net of fee waivers, if any	.71%	.72%	.75%	.74%	.71%
Expenses net of all reductions	.71%	.71%	.74%	.73%	.69%
Net investment income (loss)	1.48%	1.39%	1.61%	1.71%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,575	$ 21,429	$ 14,732	$ 7,316	$ 5,154
Portfolio turnover rateD	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.7
Exxon Mobil Corp.	0.5	0.5
Actavis PLC	0.5	0.4
The Coca-Cola Co.	0.5	0.4
Bank of America Corp.	0.4	0.5
Facebook, Inc. Class A	0.4	0.5
British American Tobacco PLC sponsored ADR	0.4	0.5
JPMorgan Chase & Co.	0.4	0.4
Citigroup, Inc.	0.4	0.4
Berkshire Hathaway, Inc. Class B	0.4	0.3
	4.8
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.5	16.8
Information Technology	9.3	8.9
Consumer Discretionary	8.7	8.9
Health Care	8.2	7.8
Industrials	7.3	7.8
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 18.6%	U.S. Government and U.S. Government Agency Obligations 19.6%
AAA,AA,A 3.7%	AAA,AA,A 3.7%
BBB 9.0%	BBB 8.5%
BB and Below 3.6%	BB and Below 3.2%
Not Rated 0.3%	Not Rated 0.1%
Equities* 59.8%	Equities 60.5%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 4.4%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 60.7%	Stock Class and Equity Futures 62.4%
Bond Class 34.9%	Bond Class 34.2%
Short-Term Class 4.4%	Short-Term Class 3.4%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 26.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 61.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	365,593	$ 3,272,057
Fidelity Consumer Discretionary Central Fund (c)	306,840	65,587,086
Fidelity Consumer Staples Central Fund (c)	238,849	48,995,079
Fidelity Emerging Markets Equity Central Fund (c)	129,034	27,387,377
Fidelity Energy Central Fund (c)	289,150	44,754,610
Fidelity Financials Central Fund (c)	1,285,361	107,841,822
Fidelity Health Care Central Fund (c)	257,784	79,869,175
Fidelity Industrials Central Fund (c)	270,810	58,752,305
Fidelity Information Technology Central Fund (c)	400,907	105,422,442
Fidelity International Equity Central Fund (c)	2,485,863	196,706,354
Fidelity Materials Central Fund (c)	95,967	22,067,642
Fidelity Telecom Services Central Fund (c)	70,571	11,563,019
Fidelity Utilities Central Fund (c)	140,164	21,744,979
TOTAL EQUITY CENTRAL FUNDS (Cost $590,886,394)		793,963,947
Fixed-Income Central Funds - 36.1%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (c)	637,145	6,409,677
Fidelity Floating Rate Central Fund (c)	117,750	12,620,463
Fidelity High Income Central Fund 1 (c)	239,997	24,479,691
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,509,831
Investment Grade Fixed-Income Funds - 32.8%
Fidelity Inflation-Protected Bond Index Central Fund (c)	153,402	15,206,746
Fidelity Investment Grade Bond Central Fund (c)	3,825,790	409,665,548
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		424,872,294
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $456,646,048)		468,382,125
Money Market Central Funds - 2.6%

Fidelity Cash Central Fund, 0.12% (a) (Cost $34,197,875)	34,197,875	34,197,875
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% 10/30/14 to 11/13/14 (b) (Cost $509,988)	$ 510,000	$ 509,989
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,082,240,305)	1,297,053,936
NET OTHER ASSETS (LIABILITIES) - 0.0%	(200,838)
NET ASSETS - 100%	$ 1,296,853,098
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
86 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 8,451,650	$ (100,946)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $509,989.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,653
Fidelity Commodity Strategy Central Fund	1,819
Fidelity Consumer Discretionary Central Fund	636,968
Fidelity Consumer Staples Central Fund	1,176,445
Fidelity Emerging Markets Debt Central Fund	167,060
Fidelity Emerging Markets Equity Central Fund	303,947
Fidelity Energy Central Fund	651,478
Fidelity Financials Central Fund	1,580,729
Fidelity Floating Rate Central Fund	550,735
Fidelity Health Care Central Fund	317,093
Fidelity High Income Central Fund 1	1,328,629
Fidelity Industrials Central Fund	822,162
Fidelity Inflation-Protected Bond Index Central Fund	4
Fidelity Information Technology Central Fund	664,203
Fidelity International Equity Central Fund	5,525,605
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	9,624,001
Fidelity Materials Central Fund	314,263
Fidelity Telecom Services Central Fund	451,651
Fidelity Utilities Central Fund	506,000
Total	$ 24,654,445
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 3,858,005	$ 53,023	$ 3,272,057	1.0%
Fidelity Consumer Discretionary Central Fund	54,383,479	16,710,582	9,971,188	65,587,086	4.6%
Fidelity Consumer Staples Central Fund	37,854,168	12,479,260	6,585,681	48,995,079	4.2%
Fidelity Emerging Markets Debt Central Fund	230,105	6,355,617	88,371	6,409,677	5.3%
Fidelity Emerging Markets Equity Central Fund	9,601,863	18,160,619	458,946	27,387,377	6.0%
Fidelity Energy Central Fund	39,548,051	11,874,752	9,605,925	44,754,610	4.0%
Fidelity Financials Central Fund	78,429,059	27,853,248	10,561,785	107,841,822	4.5%
Fidelity Floating Rate Central Fund	8,569,419	4,306,642	300,889	12,620,463	0.8%
Fidelity Health Care Central Fund	55,012,491	14,078,927	10,572,914	79,869,175	4.4%
Fidelity High Income Central Fund 1	17,983,947	7,168,817	661,970	24,479,691	5.3%
Fidelity Industrials Central Fund	48,012,932	15,675,641	9,203,705	58,752,305	4.5%
Fidelity Inflation-Protected Bond Index Central Fund	9,207,120	6,281,339	303,587	15,206,746	5.6%
Fidelity Information Technology Central Fund	75,954,652	20,463,934	6,070,674	105,422,442	4.3%
Fidelity International Equity Central Fund	148,297,764	69,060,632	20,985,198	196,706,354	6.9%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	294,203,260	138,832,928	29,319,597	409,665,548	5.3%
Fidelity Materials Central Fund	16,151,992	5,406,972	1,347,195	22,067,642	4.6%
Fidelity Telecom Services Central Fund	10,827,307	3,458,187	3,120,574	11,563,019	4.0%
Fidelity Utilities Central Fund	15,905,360	5,429,850	2,931,715	21,744,979	4.5%
Total	$ 920,172,969	$ 387,455,952	$ 122,142,937	$ 1,262,346,072
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 793,963,947	$ 793,963,947	$ -	$ -
Fixed-Income Central Funds	468,382,125	468,382,125	-	-
Money Market Central Funds	34,197,875	34,197,875	-	-
U.S. Treasury Obligations	509,989	-	509,989	-
Total Investments in Securities:	$ 1,297,053,936	$ 1,296,543,947	$ 509,989	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (100,946)	$ (100,946)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (100,946)
Total Value of Derivatives	$ -	$ (100,946)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	73.7%
United Kingdom	5.0%
Japan	3.0%
France	1.6%
Ireland	1.5%
Switzerland	1.4%
Germany	1.2%
Netherlands	1.1%
Bermuda	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $509,988)	$ 509,989
Fidelity Central Funds (cost $1,081,730,317)	1,296,543,947
Total Investments (cost $1,082,240,305)		$ 1,297,053,936
Receivable for investments sold		552,573
Receivable for fund shares sold		2,457,925
Distributions receivable from Fidelity Central Funds		3,278
Other receivables		6,575
Total assets		1,300,074,287

Liabilities
Payable for investments purchased	$ 1,619,611
Payable for fund shares redeemed	747,068
Accrued management fee	599,420
Distribution and service plan fees payable	40,670
Payable for daily variation margin for derivative instruments	17,200
Other affiliated payables	174,830
Other payables and accrued expenses	22,390
Total liabilities		3,221,189

Net Assets		$ 1,296,853,098
Net Assets consist of:
Paid in capital		$ 1,120,195,323
Undistributed net investment income		13,192,699
Accumulated undistributed net realized gain (loss) on investments		(51,247,609)
Net unrealized appreciation (depreciation) on investments		214,712,685
Net Assets		$ 1,296,853,098

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($53,382,152 ÷ 4,628,443 shares)		$ 11.53

Maximum offering price per share (100/94.25 of $11.53)		$ 12.23
Class T: Net Asset Value and redemption price per share ($14,759,247 ÷ 1,286,144 shares)		$ 11.48

Maximum offering price per share (100/96.50 of $11.48)		$ 11.90
Class B: Net Asset Value and offering price per share ($1,667,347 ÷ 145,193 shares)A		$ 11.48

Class C: Net Asset Value and offering price per share ($25,866,715 ÷ 2,278,164 shares)A		$ 11.35

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($1,187,056,024 ÷ 102,456,097 shares)		$ 11.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,121,613 ÷ 1,218,435 shares)		$ 11.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 334
Income from Fidelity Central Funds		24,654,445
Total income		24,654,779

Expenses
Management fee	$ 6,431,991
Transfer agent fees	1,414,852
Distribution and service plan fees	447,098
Accounting fees and expenses	481,929
Custodian fees and expenses	1,953
Independent trustees' compensation	4,708
Registration fees	121,616
Audit	37,756
Legal	3,169
Miscellaneous	7,031
Total expenses before reductions	8,952,103
Expense reductions	(17,832)	8,934,271
Net investment income (loss)		15,720,508
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1)
Fidelity Central Funds	932,383
Futures contracts	2,146,442
Capital gain distributions from Fidelity Central Funds	4,586
Total net realized gain (loss)		3,083,410
Change in net unrealized appreciation (depreciation) on: Investment securities	75,927,703
Futures contracts	(234,306)
Total change in net unrealized appreciation (depreciation)		75,693,397
Net gain (loss)		78,776,807
Net increase (decrease) in net assets resulting from operations		$ 94,497,315

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,720,508	$ 10,128,575
Net realized gain (loss)	3,083,410	(72,525)
Change in net unrealized appreciation (depreciation)	75,693,397	84,297,066
Net increase (decrease) in net assets resulting from operations	94,497,315	94,353,116
Distributions to shareholders from net investment income	(10,626,498)	(7,561,949)
Distributions to shareholders from net realized gain	(44,197,173)	(7,288,226)
Total distributions	(54,823,671)	(14,850,175)
Share transactions - net increase (decrease)	322,567,151	228,172,390
Total increase (decrease) in net assets	362,240,795	307,675,331

Net Assets
Beginning of period	934,612,303	626,936,972
End of period (including undistributed net investment income of $13,192,699 and undistributed net investment income of $8,085,235, respectively)	$ 1,296,853,098	$ 934,612,303

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 10.16	$ 8.76	$ 9.19	$ 8.41
Income from Investment Operations
Net investment income (loss) C	.12	.11	.12	.13	.13
Net realized and unrealized gain (loss)	.83	1.10	1.38	(.20)	.76
Total from investment operations	.95	1.21	1.50	(.07)	.89
Distributions from net investment income	(.09)	(.09)	(.08)	(.09)	(.09)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.59)	(.20)	(.10)	(.36) G	(.11)
Net asset value, end of period	$ 11.53	$ 11.17	$ 10.16	$ 8.76	$ 9.19
Total ReturnA, B	8.87%	12.15%	17.27%	(1.05)%	10.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.03%	1.06%	1.09%	1.12%	1.22%
Expenses net of fee waivers, if any	1.03%	1.06%	1.09%	1.10%	1.10%
Expenses net of all reductions	1.03%	1.05%	1.08%	1.09%	1.08%
Net investment income (loss)	1.08%	1.02%	1.26%	1.39%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,382	$ 41,926	$ 37,312	$ 30,707	$ 20,690
Portfolio turnover rateE	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.12	$ 8.72	$ 9.15	$ 8.38
Income from Investment Operations
Net investment income (loss) C	.09	.08	.10	.11	.10
Net realized and unrealized gain (loss)	.84	1.09	1.38	(.21)	.76
Total from investment operations	.93	1.17	1.48	(.10)	.86
Distributions from net investment income	(.07)	(.06)	(.06)	(.07)	(.07)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.57)	(.17)	(.08)	(.33)	(.09)
Net asset value, end of period	$ 11.48	$ 11.12	$ 10.12	$ 8.72	$ 9.15
Total ReturnA, B	8.66%	11.78%	17.12%	(1.34)%	10.32%
Ratios to Average Net Assets D, F
Expenses before reductions	1.30%	1.32%	1.34%	1.37%	1.45%
Expenses net of fee waivers, if any	1.30%	1.32%	1.34%	1.35%	1.35%
Expenses net of all reductions	1.30%	1.31%	1.33%	1.34%	1.33%
Net investment income (loss)	.81%	.76%	1.01%	1.14%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,759	$ 13,639	$ 11,380	$ 8,045	$ 6,035
Portfolio turnover rateE	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.11	$ 8.69	$ 9.12	$ 8.37
Income from Investment Operations
Net investment income (loss) C	.03	.02	.05	.06	.06
Net realized and unrealized gain (loss)	.83	1.10	1.39	(.21)	.75
Total from investment operations	.86	1.12	1.44	(.15)	.81
Distributions from net investment income	-	-	-	(.02)	(.04)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.50)	(.11)	(.02)	(.28)	(.06)
Net asset value, end of period	$ 11.48	$ 11.12	$ 10.11	$ 8.69	$ 9.12
Total ReturnA, B	8.01%	11.21%	16.53%	(1.82)%	9.68%
Ratios to Average Net Assets D, F
Expenses before reductions	1.82%	1.89%	1.92%	1.95%	2.05%
Expenses net of fee waivers, if any	1.82%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.82%	1.84%	1.84%	1.84%	1.83%
Net investment income (loss)	.29%	.23%	.50%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,667	$ 1,756	$ 1,745	$ 1,833	$ 1,987
Portfolio turnover rateE	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.06	$ 8.67	$ 9.10	$ 8.37
Income from Investment Operations
Net investment income (loss) C	.04	.02	.05	.06	.06
Net realized and unrealized gain (loss)	.81	1.10	1.38	(.20)	.74
Total from investment operations	.85	1.12	1.43	(.14)	.80
Distributions from net investment income	(.04)	(.02)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.54)	(.14) G	(.04)	(.29)	(.07)
Net asset value, end of period	$ 11.35	$ 11.04	$ 10.06	$ 8.67	$ 9.10
Total ReturnA, B	7.98%	11.24%	16.55%	(1.79)%	9.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.80%	1.84%	1.88%	1.90%	1.97%
Expenses net of fee waivers, if any	1.80%	1.84%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.80%	1.83%	1.84%	1.83%	1.83%
Net investment income (loss)	.31%	.24%	.50%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,867	$ 18,390	$ 10,185	$ 6,928	$ 4,256
Portfolio turnover rateE	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.21	$ 8.80	$ 9.22	$ 8.43
Income from Investment Operations
Net investment income (loss) B	.16	.14	.15	.16	.15
Net realized and unrealized gain (loss)	.84	1.10	1.39	(.21)	.76
Total from investment operations	1.00	1.24	1.54	(.05)	.91
Distributions from net investment income	(.13)	(.12)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.63)	(.23)	(.13)	(.37)	(.12)
Net asset value, end of period	$ 11.59	$ 11.22	$ 10.21	$ 8.80	$ 9.22
Total ReturnA	9.26%	12.45%	17.73%	(.79)%	10.88%
Ratios to Average Net Assets C, E
Expenses before reductions	.72%	.74%	.77%	.82%	.92%
Expenses net of fee waivers, if any	.72%	.74%	.77%	.82%	.85%
Expenses net of all reductions	.72%	.73%	.76%	.80%	.83%
Net investment income (loss)	1.39%	1.34%	1.59%	1.67%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,187,056	$ 850,361	$ 557,351	$ 246,943	$ 95,660
Portfolio turnover rateD	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.21	$ 8.79	$ 9.22	$ 8.43
Income from Investment Operations
Net investment income (loss) B	.15	.13	.15	.16	.15
Net realized and unrealized gain (loss)	.83	1.10	1.39	(.22)	.76
Total from investment operations	.98	1.23	1.54	(.06)	.91
Distributions from net investment income	(.11)	(.11)	(.10)	(.11)	(.10)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.61)	(.22)	(.12)	(.37)	(.12)
Net asset value, end of period	$ 11.59	$ 11.22	$ 10.21	$ 8.79	$ 9.22
Total ReturnA	9.15%	12.35%	17.73%	(.87)%	10.88%
Ratios to Average Net Assets C, E
Expenses before reductions	.78%	.82%	.84%	.85%	.95%
Expenses net of fee waivers, if any	.78%	.82%	.84%	.85%	.85%
Expenses net of all reductions	.78%	.81%	.83%	.84%	.83%
Net investment income (loss)	1.33%	1.26%	1.51%	1.64%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,122	$ 8,540	$ 8,964	$ 7,470	$ 3,228
Portfolio turnover rateD	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.0	0.8
Exxon Mobil Corp.	0.6	0.6
Actavis PLC	0.6	0.5
Facebook, Inc. Class A	0.5	0.6
The Coca-Cola Co.	0.5	0.5
Bank of America Corp.	0.5	0.5
British American Tobacco PLC sponsored ADR	0.5	0.6
JPMorgan Chase & Co.	0.5	0.5
Citigroup, Inc.	0.5	0.4
Berkshire Hathaway, Inc. Class B	0.5	0.3
	5.7
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	17.2
Information Technology	10.2	10.6
Consumer Discretionary	9.9	10.0
Health Care	9.7	9.1
Industrials	8.3	8.9
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 13.0%	U.S. Government and U.S. Government Agency Obligations 13.2%
AAA,AA,A 2.8%	AAA,AA,A 2.7%
BBB 5.8%	BBB 5.2%
BB and Below 3.5%	BB and Below 3.0%
Not Rated 0.3%	Not Rated 0.1%
Equities* 70.2%	Equities 71.2%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 4.6%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 70.8%	Stock Class and Equity Futures 73.2%
Bond Class 25.0%	Bond Class 23.6%
Short-Term Class 4.2%	Short-Term Class 3.2%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 30.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 71.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,128,868	$ 10,103,371
Fidelity Consumer Discretionary Central Fund (c)	1,099,275	234,969,975
Fidelity Consumer Staples Central Fund (c)	858,698	176,144,673
Fidelity Emerging Markets Equity Central Fund (c)	545,268	115,733,112
Fidelity Energy Central Fund (c)	1,081,002	167,317,558
Fidelity Financials Central Fund (c)	4,594,368	385,467,487
Fidelity Health Care Central Fund (c)	928,358	287,633,271
Fidelity Industrials Central Fund (c)	966,808	209,749,006
Fidelity Information Technology Central Fund (c)	1,440,772	378,865,383
Fidelity International Equity Central Fund (c)	9,229,369	730,319,960
Fidelity Materials Central Fund (c)	343,920	79,084,304
Fidelity Telecom Services Central Fund (c)	246,094	40,322,450
Fidelity Utilities Central Fund (c)	503,541	78,119,318
TOTAL EQUITY CENTRAL FUNDS (Cost $2,109,387,568)		2,893,829,868
Fixed-Income Central Funds - 25.9%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (c)	1,973,728	19,855,699
Fidelity Floating Rate Central Fund (c)	362,552	38,858,316
Fidelity High Income Central Fund 1 (c)	726,986	74,152,556
TOTAL HIGH YIELD FIXED-INCOME FUNDS		132,866,571
Investment Grade Fixed-Income Funds - 22.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)	396,286	39,283,784
Fidelity Investment Grade Bond Central Fund (c)	8,107,047	868,102,602
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		907,386,386
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,010,169,696)		1,040,252,957
Money Market Central Funds - 2.2%

Fidelity Cash Central Fund, 0.12% (a)	87,750,735	87,750,735
Fidelity Money Market Central Fund, 0.26% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $87,750,739)		87,750,739
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 10/16/14 (b) (Cost $809,992)	$ 810,000	$ 809,997
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,208,117,995)	4,022,643,561
NET OTHER ASSETS (LIABILITIES) - 0.0%	(933,909)
NET ASSETS - 100%	$ 4,021,709,652
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
82 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 8,058,550	$ (96,251)

The face value of futures purchased as a percentage of net assets is 0.2%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $399,998.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 97,219
Fidelity Commodity Strategy Central Fund	5,635
Fidelity Consumer Discretionary Central Fund	2,387,108
Fidelity Consumer Staples Central Fund	4,390,130
Fidelity Emerging Markets Debt Central Fund	529,939
Fidelity Emerging Markets Equity Central Fund	1,576,217
Fidelity Energy Central Fund	2,502,759
Fidelity Financials Central Fund	5,957,142
Fidelity Floating Rate Central Fund	1,813,906
Fidelity Health Care Central Fund	1,197,946
Fidelity High Income Central Fund 1	4,334,332
Fidelity Industrials Central Fund	3,093,330
Fidelity Inflation-Protected Bond Index Central Fund	15
Fidelity Information Technology Central Fund	2,484,002
Fidelity International Equity Central Fund	22,199,476
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	21,420,796
Fidelity Materials Central Fund	1,180,625
Fidelity Telecom Services Central Fund	1,670,577
Fidelity Utilities Central Fund	1,905,038
Total	$ 78,746,192
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 11,977,292	$ 202,355	$ 10,103,371	3.0%
Fidelity Consumer Discretionary Central Fund	227,938,538	21,750,615	33,232,196	234,969,975	16.4%
Fidelity Consumer Staples Central Fund	162,880,225	18,640,305	25,464,152	176,144,673	15.1%
Fidelity Emerging Markets Debt Central Fund	819,578	19,632,361	337,258	19,855,699	16.5%
Fidelity Emerging Markets Equity Central Fund	71,484,816	44,198,230	2,863,377	115,733,112	25.3%
Fidelity Energy Central Fund	174,318,405	17,410,699	34,925,867	167,317,558	15.1%
Fidelity Financials Central Fund	335,257,378	44,020,039	41,958,156	385,467,487	16.1%
Fidelity Floating Rate Central Fund	31,751,293	8,238,876	1,346,161	38,858,316	2.4%
Fidelity Health Care Central Fund	237,753,589	18,078,292	50,213,457	287,633,271	15.9%
Fidelity High Income Central Fund 1	66,998,274	9,569,592	2,692,322	74,152,556	16.2%
Fidelity Industrials Central Fund	208,546,366	20,956,869	37,958,723	209,749,006	16.1%
Fidelity Inflation-Protected Bond Index Central Fund	34,458,961	5,949,509	1,346,161	39,283,784	14.5%
Fidelity Information Technology Central Fund	332,113,147	27,522,429	38,734,324	378,865,383	15.3%
Fidelity International Equity Central Fund	670,471,195	128,496,189	76,519,695	730,319,960	25.7%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	722,317,212	229,357,827	96,707,611	868,102,602	11.3%
Fidelity Materials Central Fund	70,764,373	7,485,736	6,645,775	79,084,304	16.4%
Fidelity Telecom Services Central Fund	48,293,094	5,480,701	15,037,437	40,322,450	14.1%
Fidelity Utilities Central Fund	67,469,038	7,931,134	10,257,013	78,119,318	16.2%
Total	$ 3,463,635,482	$ 646,696,695	$ 476,442,040	$ 3,934,082,825
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,893,829,868	$ 2,893,829,868	$ -	$ -
Fixed-Income Central Funds	1,040,252,957	1,040,252,957	-	-
Money Market Central Funds	87,750,739	87,750,739	-	-
U.S. Treasury Obligations	809,997	-	809,997	-
Total Investments in Securities:	$ 4,022,643,561	$ 4,021,833,564	$ 809,997	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (96,251)	$ (96,251)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (96,251)
Total Value of Derivatives	$ -	$ (96,251)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	69.6%
United Kingdom	5.6%
Japan	3.6%
France	1.8%
Ireland	1.8%
Switzerland	1.6%
Germany	1.4%
Bermuda	1.2%
Netherlands	1.1%
Cayman Islands	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	10.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $809,992)	$ 809,997
Fidelity Central Funds (cost $3,207,308,003)	4,021,833,564
Total Investments (cost $3,208,117,995)		$ 4,022,643,561
Receivable for investments sold		1,738,459
Receivable for fund shares sold		2,373,224
Distributions receivable from Fidelity Central Funds		8,389
Other receivables		93,457
Total assets		4,026,857,090

Liabilities
Payable for investments purchased	$ 1,260,979
Payable for fund shares redeemed	1,224,206
Accrued management fee	1,869,861
Transfer agent fee payable	468,047
Distribution and service plan fees payable	101,523
Payable for daily variation margin for derivative instruments	16,398
Other affiliated payables	112,503
Other payables and accrued expenses	93,921
Total liabilities		5,147,438

Net Assets		$ 4,021,709,652
Net Assets consist of:
Paid in capital		$ 3,246,717,454
Undistributed net investment income		40,817,625
Accumulated undistributed net realized gain (loss) on investments		(80,254,742)
Net unrealized appreciation (depreciation) on investments		814,429,315
Net Assets		$ 4,021,709,652

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($143,309,565 ÷ 6,746,746 shares)		$ 21.24

Maximum offering price per share (100/94.25 of $21.24)		$ 22.54
Class T: Net Asset Value and redemption price per share ($49,337,247 ÷ 2,325,311 shares)		$ 21.22

Maximum offering price per share (100/96.50 of $21.22)		$ 21.99
Class B: Net Asset Value and offering price per share ($4,142,319 ÷ 194,490 shares)A		$ 21.30

Class C: Net Asset Value and offering price per share ($55,104,292 ÷ 2,613,542 shares)A		$ 21.08

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($3,729,255,640 ÷ 175,077,692 shares)		$ 21.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,560,589 ÷ 1,903,631 shares)		$ 21.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 1,134
Income from Fidelity Central Funds		78,746,192
Total income		78,747,326

Expenses
Management fee	$ 21,354,193
Transfer agent fees	5,380,476
Distribution and service plan fees	1,154,653
Accounting fees and expenses	1,320,578
Custodian fees and expenses	2,180
Independent trustees' compensation	16,175
Appreciation in deferred trustee compensation account	262
Registration fees	149,837
Audit	36,446
Legal	21,029
Miscellaneous	26,438
Total expenses before reductions	29,462,267
Expense reductions	(71,798)	29,390,469
Net investment income (loss)		49,356,857
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	269,184
Fidelity Central Funds	47,659,566
Futures contracts	6,380,519
Capital gain distributions from Fidelity Central Funds	16,333
Total net realized gain (loss)		54,325,602
Change in net unrealized appreciation (depreciation) on: Investment securities	252,532,098
Futures contracts	(415,302)
Total change in net unrealized appreciation (depreciation)		252,116,796
Net gain (loss)		306,442,398
Net increase (decrease) in net assets resulting from operations		$ 355,799,255

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,356,857	$ 40,513,852
Net realized gain (loss)	54,325,602	78,419,448
Change in net unrealized appreciation (depreciation)	252,116,796	330,301,943
Net increase (decrease) in net assets resulting from operations	355,799,255	449,235,243
Distributions to shareholders from net investment income	(39,398,483)	(41,294,520)
Distributions to shareholders from net realized gain	(13,342,022)	(5,154,458)
Total distributions	(52,740,505)	(46,448,978)
Share transactions - net increase (decrease)	209,167,082	108,412,598
Total increase (decrease) in net assets	512,225,832	511,198,863

Net Assets
Beginning of period	3,509,483,820	2,998,284,957
End of period (including undistributed net investment income of $40,817,625 and undistributed net investment income of $30,748,047, respectively)	$ 4,021,709,652	$ 3,509,483,820

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.60	$ 17.33	$ 14.72	$ 15.24	$ 13.94
Income from Investment Operations
Net investment income (loss) C	.21	.18	.19	.19	.17
Net realized and unrealized gain (loss)	1.67	2.31	2.64	(.50)	1.33
Total from investment operations	1.88	2.49	2.83	(.31)	1.50
Distributions from net investment income	(.16)	(.19)	(.19)	(.18)	(.19)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.24) G	(.22)	(.22)	(.21)	(.20)
Net asset value, end of period	$ 21.24	$ 19.60	$ 17.33	$ 14.72	$ 15.24
Total ReturnA, B	9.65%	14.56%	19.44%	(2.14)%	10.87%
Ratios to Average Net Assets D, F
Expenses before reductions	1.03%	1.06%	1.08%	1.09%	1.12%
Expenses net of fee waivers, if any	1.03%	1.06%	1.08%	1.09%	1.12%
Expenses net of all reductions	1.03%	1.04%	1.07%	1.07%	1.10%
Net investment income (loss)	1.00%	.98%	1.17%	1.17%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,310	$ 127,865	$ 120,425	$ 107,670	$ 111,293
Portfolio turnover rateE	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.58	$ 17.30	$ 14.70	$ 15.21	$ 13.91
Income from Investment Operations
Net investment income (loss) C	.15	.13	.15	.15	.13
Net realized and unrealized gain (loss)	1.67	2.32	2.62	(.49)	1.33
Total from investment operations	1.82	2.45	2.77	(.34)	1.46
Distributions from net investment income	(.11)	(.14)	(.15)	(.14)	(.16)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.18)	(.17)	(.17) H	(.17)	(.16) G
Net asset value, end of period	$ 21.22	$ 19.58	$ 17.30	$ 14.70	$ 15.21
Total ReturnA, B	9.38%	14.31%	19.03%	(2.36)%	10.61%
Ratios to Average Net Assets D, F
Expenses before reductions	1.29%	1.32%	1.35%	1.35%	1.38%
Expenses net of fee waivers, if any	1.29%	1.32%	1.35%	1.35%	1.38%
Expenses net of all reductions	1.29%	1.30%	1.33%	1.34%	1.36%
Net investment income (loss)	.74%	.72%	.91%	.91%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,337	$ 44,421	$ 43,064	$ 40,033	$ 45,394
Portfolio turnover rateE	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 17.30	$ 14.66	$ 15.15	$ 13.86
Income from Investment Operations
Net investment income (loss) C	.03	.03	.06	.06	.05
Net realized and unrealized gain (loss)	1.69	2.32	2.63	(.50)	1.33
Total from investment operations	1.72	2.35	2.69	(.44)	1.38
Distributions from net investment income	-	(.01)	(.03)	(.02)	(.08)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.03)	(.04)	(.05) G	(.05)	(.09)
Net asset value, end of period	$ 21.30	$ 19.61	$ 17.30	$ 14.66	$ 15.15
Total ReturnA, B	8.79%	13.61%	18.42%	(2.92)%	10.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.87%	1.90%	1.90%	1.90%	1.92%
Expenses net of fee waivers, if any	1.87%	1.90%	1.90%	1.90%	1.92%
Expenses net of all reductions	1.87%	1.88%	1.89%	1.89%	1.90%
Net investment income (loss)	.16%	.14%	.35%	.36%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,142	$ 5,656	$ 8,014	$ 9,605	$ 14,696
Portfolio turnover rateE	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.48	$ 17.23	$ 14.63	$ 15.13	$ 13.86
Income from Investment Operations
Net investment income (loss) C	.05	.04	.07	.07	.06
Net realized and unrealized gain (loss)	1.66	2.31	2.62	(.49)	1.33
Total from investment operations	1.71	2.35	2.69	(.42)	1.39
Distributions from net investment income	(.04)	(.07)	(.07)	(.05)	(.11)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.11)	(.10)	(.09) G	(.08)	(.12)
Net asset value, end of period	$ 21.08	$ 19.48	$ 17.23	$ 14.63	$ 15.13
Total ReturnA, B	8.82%	13.70%	18.49%	(2.81)%	10.09%
Ratios to Average Net Assets D, F
Expenses before reductions	1.79%	1.81%	1.83%	1.83%	1.84%
Expenses net of fee waivers, if any	1.79%	1.81%	1.83%	1.83%	1.84%
Expenses net of all reductions	1.78%	1.79%	1.81%	1.81%	1.82%
Net investment income (loss)	.25%	.23%	.43%	.43%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,104	$ 46,498	$ 38,245	$ 32,160	$ 34,847
Portfolio turnover rateE	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.66	$ 17.38	$ 14.77	$ 15.28	$ 13.97
Income from Investment Operations
Net investment income (loss) B	.27	.24	.24	.24	.21
Net realized and unrealized gain (loss)	1.67	2.32	2.64	(.49)	1.34
Total from investment operations	1.94	2.56	2.88	(.25)	1.55
Distributions from net investment income	(.23)	(.25)	(.25)	(.23)	(.23)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.30)	(.28)	(.27) F	(.26)	(.24)
Net asset value, end of period	$ 21.30	$ 19.66	$ 17.38	$ 14.77	$ 15.28
Total ReturnA	9.98%	14.94%	19.79%	(1.79)%	11.21%
Ratios to Average Net Assets C, E
Expenses before reductions	.73%	.75%	.76%	.78%	.80%
Expenses net of fee waivers, if any	.73%	.75%	.76%	.78%	.80%
Expenses net of all reductions	.72%	.73%	.75%	.76%	.78%
Net investment income (loss)	1.31%	1.29%	1.49%	1.48%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,729,256	$ 3,253,088	$ 2,758,119	$ 2,103,346	$ 2,357,618
Portfolio turnover rateD	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.66	$ 17.38	$ 14.78	$ 15.29	$ 13.97
Income from Investment Operations
Net investment income (loss) B	.26	.23	.24	.24	.21
Net realized and unrealized gain (loss)	1.68	2.32	2.63	(.50)	1.33
Total from investment operations	1.94	2.55	2.87	(.26)	1.54
Distributions from net investment income	(.22)	(.24)	(.24)	(.22)	(.21)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.29)	(.27)	(.27)	(.25)	(.22)
Net asset value, end of period	$ 21.31	$ 19.66	$ 17.38	$ 14.78	$ 15.29
Total ReturnA	9.98%	14.90%	19.68%	(1.82)%	11.17%
Ratios to Average Net Assets C, E
Expenses before reductions	.77%	.79%	.80%	.81%	.84%
Expenses net of fee waivers, if any	.77%	.79%	.80%	.81%	.84%
Expenses net of all reductions	.77%	.77%	.79%	.80%	.82%
Net investment income (loss)	1.26%	1.25%	1.45%	1.45%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,561	$ 31,955	$ 30,418	$ 26,678	$ 25,956
Portfolio turnover rateD	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.2	0.9
Exxon Mobil Corp.	0.7	0.7
Actavis PLC	0.7	0.6
The Coca-Cola Co.	0.7	0.6
Bank of America Corp.	0.7	0.6
Facebook, Inc. Class A	0.7	0.7
British American Tobacco PLC sponsored ADR	0.6	0.7
JPMorgan Chase & Co.	0.6	0.6
Citigroup, Inc.	0.6	0.5
Berkshire Hathaway, Inc. Class B	0.6	0.4
	7.1
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	18.4
Information Technology	12.4	12.9
Health Care	11.4	10.5
Consumer Discretionary	11.4	11.5
Industrials	9.9	10.5
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 5.9%	U.S. Government and U.S. Government Agency Obligations 4.1%
AAA,AA,A 1.2%	AAA,AA,A 1.0%
BBB 2.2%	BBB 1.7%
BB and Below 3.1%	BB and Below 2.7%
Not Rated 0.3%	Not Rated 0.1%
Equities* 84.3%	Equities 85.1%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 5.3%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 85.4%	Stock Class and Equity Futures 87.9%
Bond Class 12.5%	Bond Class 9.4%
Short-Term Class 2.1%	Short-Term Class 2.7%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 34.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 86.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	447,103	$ 4,001,573
Fidelity Consumer Discretionary Central Fund (c)	529,410	113,161,445
Fidelity Consumer Staples Central Fund (c)	412,283	84,571,562
Fidelity Emerging Markets Equity Central Fund (c)	224,484	47,646,633
Fidelity Energy Central Fund (c)	520,433	80,552,685
Fidelity Financials Central Fund (c)	2,212,017	185,588,261
Fidelity Health Care Central Fund (c)	444,901	137,843,581
Fidelity Industrials Central Fund (c)	466,465	101,199,635
Fidelity Information Technology Central Fund (c)	685,897	180,363,403
Fidelity International Equity Central Fund (c)	4,353,914	344,525,328
Fidelity Materials Central Fund (c)	164,479	37,821,930
Fidelity Telecom Services Central Fund (c)	119,170	19,526,034
Fidelity Utilities Central Fund (c)	242,897	37,683,012
TOTAL EQUITY CENTRAL FUNDS (Cost $1,048,900,556)		1,374,485,082
Fixed-Income Central Funds - 12.9%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (c)	779,868	7,845,467
Fidelity Floating Rate Central Fund (c)	142,864	15,312,201
Fidelity High Income Central Fund 1 (c)	293,202	29,906,639
TOTAL HIGH YIELD FIXED-INCOME FUNDS		53,064,307
Investment Grade Fixed-Income Funds - 9.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)	156,607	15,524,474
Fidelity Investment Grade Bond Central Fund (c)	1,284,056	137,496,728
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		153,021,202
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $205,981,636)		206,085,509
Money Market Central Funds - 0.8%

Fidelity Cash Central Fund, 0.12% (a) (Cost $11,840,278)	11,840,278	11,840,278
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/16/14 to 11/13/14 (b) (Cost $619,991)	$ 620,000	$ 619,994
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,267,342,461)	1,593,030,863
NET OTHER ASSETS (LIABILITIES) - 0.0%	(531,633)
NET ASSETS - 100%	$ 1,592,499,230
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
124 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 12,186,100	$ (145,551)

The face value of futures purchased as a percentage of net assets is 0.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $619,994.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,886
Fidelity Commodity Strategy Central Fund	2,225
Fidelity Consumer Discretionary Central Fund	1,111,798
Fidelity Consumer Staples Central Fund	2,050,139
Fidelity Emerging Markets Debt Central Fund	195,134
Fidelity Emerging Markets Equity Central Fund	608,677
Fidelity Energy Central Fund	1,158,651
Fidelity Financials Central Fund	2,762,989
Fidelity Floating Rate Central Fund	692,276
Fidelity Health Care Central Fund	554,931
Fidelity High Income Central Fund 1	1,660,825
Fidelity Industrials Central Fund	1,437,448
Fidelity Information Technology Central Fund	1,152,781
Fidelity International Equity Central Fund	10,200,548
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	3,010,805
Fidelity Materials Central Fund	547,436
Fidelity Telecom Services Central Fund	784,566
Fidelity Utilities Central Fund	881,991
Total	$ 28,838,106
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 4,728,218	$ 71,926	$ 4,001,573	1.2%
Fidelity Consumer Discretionary Central Fund	98,356,481	20,996,773	14,220,080	113,161,445	7.9%
Fidelity Consumer Staples Central Fund	68,668,244	16,079,533	9,333,910	84,571,562	7.2%
Fidelity Emerging Markets Debt Central Fund	-	8,071,452	119,876	7,845,467	6.5%
Fidelity Emerging Markets Equity Central Fund	24,899,756	23,229,961	1,316,286	47,646,633	10.4%
Fidelity Energy Central Fund	73,469,570	15,562,924	13,198,913	80,552,685	7.3%
Fidelity Financials Central Fund	141,629,698	36,501,383	14,123,736	185,588,261	7.8%
Fidelity Floating Rate Central Fund	11,754,925	4,118,747	633,265	15,312,201	0.9%
Fidelity Health Care Central Fund	100,694,951	17,264,287	17,894,395	137,843,581	7.6%
Fidelity High Income Central Fund 1	17,292,490	13,834,906	1,221,448	29,906,639	6.5%
Fidelity Industrials Central Fund	88,634,642	19,748,130	14,894,642	101,199,635	7.8%
Fidelity Inflation-Protected Bond Index Central Fund	-	15,782,599	125,100	15,524,474	5.7%
Fidelity Information Technology Central Fund	139,296,157	25,921,272	11,296,443	180,363,403	7.3%
Fidelity International Equity Central Fund	276,208,342	106,479,189	39,816,338	344,525,328	12.1%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	101,402,377	93,927,172	59,819,619	137,496,728	1.8%
Fidelity Materials Central Fund	29,946,443	6,956,660	2,382,340	37,821,930	7.8%
Fidelity Telecom Services Central Fund	20,640,609	4,516,484	6,322,142	19,526,034	6.8%
Fidelity Utilities Central Fund	28,227,224	6,947,308	3,338,012	37,683,012	7.8%
Total	$ 1,221,121,909	$ 440,666,998	$ 210,128,471	$ 1,580,570,591
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,374,485,082	$ 1,374,485,082	$ -	$ -
Fixed-Income Central Funds	206,085,509	206,085,509	-	-
Money Market Central Funds	11,840,278	11,840,278	-	-
U.S. Treasury Obligations	619,994	-	619,994	-
Total Investments in Securities:	$ 1,593,030,863	$ 1,592,410,869	$ 619,994	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (145,551)	$ (145,551)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (145,551)
Total Value of Derivatives	$ -	$ (145,551)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	65.4%
United Kingdom	6.3%
Japan	4.2%
France	2.1%
Ireland	2.1%
Switzerland	2.0%
Germany	1.7%
Bermuda	1.4%
Cayman Islands	1.3%
Netherlands	1.3%
Australia	1.1%
Korea (South)	1.0%
Others (Individually Less Than 1%)	10.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $619,991)	$ 619,994
Fidelity Central Funds (cost $1,266,722,470)	1,592,410,869
Total Investments (cost $1,267,342,461)		$ 1,593,030,863
Receivable for investments sold		750,536
Receivable for fund shares sold		716,537
Distributions receivable from Fidelity Central Funds		1,139
Other receivables		11,536
Total assets		1,594,510,611

Liabilities
Payable for investments purchased	$ 80,876
Payable for fund shares redeemed	848,446
Accrued management fee	740,472
Transfer agent fee payable	202,785
Distribution and service plan fees payable	49,598
Payable for daily variation margin for derivative instruments	24,800
Other affiliated payables	41,774
Other payables and accrued expenses	22,630
Total liabilities		2,011,381

Net Assets		$ 1,592,499,230
Net Assets consist of:
Paid in capital		$ 1,280,203,142
Undistributed net investment income		14,778,904
Accumulated undistributed net realized gain (loss) on investments		(28,025,667)
Net unrealized appreciation (depreciation) on investments		325,542,851
Net Assets		$ 1,592,499,230

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,658,888 ÷ 3,778,901 shares)		$ 17.64

Maximum offering price per share (100/94.25 of $17.64)		$ 18.72
Class T: Net Asset Value and redemption price per share ($17,689,785 ÷ 1,007,628 shares)		$ 17.56

Maximum offering price per share (100/96.50 of $17.56)		$ 18.20
Class B: Net Asset Value and offering price per share ($2,463,124 ÷ 140,379 shares)A		$ 17.55

Class C: Net Asset Value and offering price per share ($30,716,550 ÷ 1,768,788 shares)A		$ 17.37

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($1,433,195,640 ÷ 80,556,555 shares)		$ 17.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,775,243 ÷ 2,354,205 shares)		$ 17.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 447
Income from Fidelity Central Funds		28,838,106
Total income		28,838,553

Expenses
Management fee	$ 8,124,523
Transfer agent fees	2,263,807
Distribution and service plan fees	568,205
Accounting fees and expenses	462,838
Custodian fees and expenses	2,081
Independent trustees' compensation	5,977
Registration fees	130,910
Audit	37,755
Legal	4,999
Miscellaneous	9,268
Total expenses before reductions	11,610,363
Expense reductions	(33,945)	11,576,418
Net investment income (loss)		17,262,135
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,561
Fidelity Central Funds	15,886,527
Futures contracts	3,132,261
Total net realized gain (loss)		19,043,349
Change in net unrealized appreciation (depreciation) on: Investment securities	113,023,627
Futures contracts	(400,454)
Total change in net unrealized appreciation (depreciation)		112,623,173
Net gain (loss)		131,666,522
Net increase (decrease) in net assets resulting from operations		$ 148,928,657
Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,262,135	$ 11,909,296
Net realized gain (loss)	19,043,349	27,372,753
Change in net unrealized appreciation (depreciation)	112,623,173	143,262,072
Net increase (decrease) in net assets resulting from operations	148,928,657	182,544,121
Distributions to shareholders from net investment income	(12,072,498)	(10,099,876)
Distributions to shareholders from net realized gain	(32,360,551)	(1,420,708)
Total distributions	(44,433,049)	(11,520,584)
Share transactions - net increase (decrease)	252,813,012	249,844,889
Total increase (decrease) in net assets	357,308,620	420,868,426

Net Assets
Beginning of period	1,235,190,610	814,322,184
End of period (including undistributed net investment income of $14,778,904 and undistributed net investment income of $9,558,733, respectively)	$ 1,592,499,230	$ 1,235,190,610

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.38	$ 14.03	$ 11.62	$ 12.23	$ 11.18
Income from Investment Operations
Net investment income (loss) C	.16	.14	.14	.13	.11
Net realized and unrealized gain (loss)	1.64	2.38	2.43	(.58)	1.06
Total from investment operations	1.80	2.52	2.57	(.45)	1.17
Distributions from net investment income	(.11)	(.14)	(.14)	(.13)	(.11)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.54) I	(.17) G	(.16)	(.16)	(.12) H
Net asset value, end of period	$ 17.64	$ 16.38	$ 14.03	$ 11.62	$ 12.23
Total ReturnA, B	11.24%	18.14%	22.30%	(3.85)%	10.56%
Ratios to Average Net Assets D, F
Expenses before reductions	1.04%	1.05%	1.08%	1.10%	1.10%
Expenses net of fee waivers, if any	1.04%	1.05%	1.08%	1.10%	1.10%
Expenses net of all reductions	1.04%	1.03%	1.07%	1.08%	1.08%
Net investment income (loss)	.92%	.91%	1.07%	1.00%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,659	$ 82,805	$ 66,048	$ 50,854	$ 45,550
Portfolio turnover rateE	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

I Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.32	$ 13.97	$ 11.58	$ 12.19	$ 11.14
Income from Investment Operations
Net investment income (loss) C	.11	.09	.10	.10	.08
Net realized and unrealized gain (loss)	1.63	2.38	2.41	(.58)	1.06
Total from investment operations	1.74	2.47	2.51	(.48)	1.14
Distributions from net investment income	(.08)	(.10)	(.10)	(.10)	(.08)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.50)	(.12)	(.12)	(.13)	(.09) G
Net asset value, end of period	$ 17.56	$ 16.32	$ 13.97	$ 11.58	$ 12.19
Total ReturnA, B	10.92%	17.85%	21.86%	(4.08)%	10.33%
Ratios to Average Net Assets D, F
Expenses before reductions	1.33%	1.35%	1.36%	1.35%	1.36%
Expenses net of fee waivers, if any	1.33%	1.35%	1.36%	1.35%	1.36%
Expenses net of all reductions	1.33%	1.33%	1.35%	1.33%	1.33%
Net investment income (loss)	.63%	.61%	.80%	.75%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,690	$ 13,606	$ 10,604	$ 8,449	$ 7,154
Portfolio turnover rateE	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.29	$ 13.94	$ 11.53	$ 12.12	$ 11.09
Income from Investment Operations
Net investment income (loss) C	.02	.01	.03	.02	.01
Net realized and unrealized gain (loss)	1.64	2.38	2.41	(.57)	1.06
Total from investment operations	1.66	2.39	2.44	(.55)	1.07
Distributions from net investment income	-	(.02)	(.01)	(.01)	(.03)
Distributions from net realized gain	(.40)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.40)	(.04)	(.03)	(.04)	(.04) G
Net asset value, end of period	$ 17.55	$ 16.29	$ 13.94	$ 11.53	$ 12.12
Total ReturnA, B	10.37%	17.19%	21.24%	(4.60)%	9.70%
Ratios to Average Net Assets D, F
Expenses before reductions	1.83%	1.88%	1.91%	1.91%	1.94%
Expenses net of fee waivers, if any	1.83%	1.88%	1.91%	1.91%	1.93%
Expenses net of all reductions	1.83%	1.86%	1.89%	1.89%	1.91%
Net investment income (loss)	.13%	.08%	.25%	.18%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,463	$ 3,071	$ 2,996	$ 2,898	$ 3,798
Portfolio turnover rateE	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.16	$ 13.85	$ 11.47	$ 12.10	$ 11.08
Income from Investment Operations
Net investment income (loss) C	.03	.02	.04	.03	.02
Net realized and unrealized gain (loss)	1.61	2.35	2.41	(.58)	1.06
Total from investment operations	1.64	2.37	2.45	(.55)	1.08
Distributions from net investment income	(.01)	(.04)	(.05)	(.05)	(.04)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.43)	(.06)	(.07)	(.08)	(.06)
Net asset value, end of period	$ 17.37	$ 16.16	$ 13.85	$ 11.47	$ 12.10
Total ReturnA, B	10.37%	17.22%	21.44%	(4.62)%	9.75%
Ratios to Average Net Assets D, F
Expenses before reductions	1.81%	1.84%	1.84%	1.84%	1.87%
Expenses net of fee waivers, if any	1.81%	1.83%	1.84%	1.84%	1.87%
Expenses net of all reductions	1.81%	1.81%	1.83%	1.82%	1.84%
Net investment income (loss)	.15%	.13%	.32%	.26%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,717	$ 21,781	$ 17,243	$ 13,379	$ 9,945
Portfolio turnover rateE	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.52	$ 14.14	$ 11.72	$ 12.31	$ 11.24
Income from Investment Operations
Net investment income (loss) B	.21	.18	.18	.17	.14
Net realized and unrealized gain (loss)	1.65	2.40	2.43	(.58)	1.07
Total from investment operations	1.86	2.58	2.61	(.41)	1.21
Distributions from net investment income	(.17)	(.18)	(.17)	(.15)	(.12)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.59)	(.20)	(.19)	(.18)	(.14)
Net asset value, end of period	$ 17.79	$ 16.52	$ 14.14	$ 11.72	$ 12.31
Total ReturnA	11.54%	18.52%	22.53%	(3.51)%	10.81%
Ratios to Average Net Assets C, E
Expenses before reductions	.74%	.77%	.81%	.82%	.86%
Expenses net of fee waivers, if any	.74%	.77%	.81%	.82%	.86%
Expenses net of all reductions	.74%	.75%	.80%	.80%	.84%
Net investment income (loss)	1.21%	1.19%	1.35%	1.27%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,433,196	$ 1,100,838	$ 706,722	$ 557,908	$ 592,472
Portfolio turnover rateD	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.48	$ 14.11	$ 11.69	$ 12.30	$ 11.24
Income from Investment Operations
Net investment income (loss) B	.21	.18	.18	.17	.14
Net realized and unrealized gain (loss)	1.64	2.39	2.43	(.59)	1.07
Total from investment operations	1.85	2.57	2.61	(.42)	1.21
Distributions from net investment income	(.16)	(.17)	(.17)	(.16)	(.14)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.59) H	(.20) F	(.19)	(.19)	(.15) G
Net asset value, end of period	$ 17.74	$ 16.48	$ 14.11	$ 11.69	$ 12.30
Total ReturnA	11.49%	18.45%	22.60%	(3.58)%	10.89%
Ratios to Average Net Assets C, E
Expenses before reductions	.76%	.79%	.81%	.81%	.83%
Expenses net of fee waivers, if any	.76%	.79%	.81%	.81%	.83%
Expenses net of all reductions	.76%	.77%	.79%	.79%	.80%
Net investment income (loss)	1.19%	1.17%	1.35%	1.29%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,775	$ 13,088	$ 10,710	$ 8,600	$ 6,351
Portfolio turnover rateD	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

H Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2014

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.15%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures Repurchase Agreements	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .01%

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	Less than .01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2014, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%	$ 4,827,190,307	$ 208,763,701	$ (8,977,322)	$ 199,786,379
Fidelity Asset Manager 30%	780,685,802	38,153,433	(2,822,273)	35,331,160
Fidelity Asset Manager 40%	783,278,836	45,251,192	(4,002,847)	41,248,345
Fidelity Asset Manager 50%	7,414,962,399	824,493,296	(100,409,875)	724,083,421
Fidelity Asset Manager 60%	1,194,550,480	107,689,553	(5,186,097)	102,503,456
Fidelity Asset Manager 70%	3,571,536,743	565,924,445	(114,817,627)	451,106,818
Fidelity Asset Manager 85%	1,407,754,162	214,455,752	(29,179,051)	185,276,701

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 51,862,519	$ 96,472,178	$ 199,786,379
Fidelity Asset Manager 30%	7,291,000	15,038,961	35,331,160
Fidelity Asset Manager 40%	9,656,083	16,928,421	41,248,345
Fidelity Asset Manager 50%	173,275,834	335,792,663	724,083,421
Fidelity Asset Manager 60%	30,832,727	43,353,779	102,503,456
Fidelity Asset Manager 70%	92,694,072	231,378,380	451,106,818
Fidelity Asset Manager 85%	46,648,621	80,426,947	185,276,701

The tax character of distributions paid was as follows:

September 30, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 91,224,403	$ 88,160,063	$ 179,384,466
Fidelity Asset Manager 30%	12,558,280	10,215,022	22,773,302
Fidelity Asset Manager 40%	13,530,571	12,216,082	25,746,653
Fidelity Asset Manager 50%	206,203,105	305,719,727	511,922,832
Fidelity Asset Manager 60%	23,947,402	30,876,269	54,823,671
Fidelity Asset Manager 70%	52,740,505	-	52,740,505
Fidelity Asset Manager 85%	21,096,710	23,336,339	44,433,049
September 30, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 110,262,124	$ 50,463,341	$ 160,725,465
Fidelity Asset Manager 30%	9,568,850	4,107,452	13,676,302
Fidelity Asset Manager 40%	6,811,798	3,459,125	10,270,923
Fidelity Asset Manager 50%	106,854,286	-	106,854,286
Fidelity Asset Manager 60%	8,993,435	5,856,740	14,850,175
Fidelity Asset Manager 70%	46,448,978	-	46,448,978
Fidelity Asset Manager 85%	11,520,584	-	11,520,584

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 7,648,299	$ (391,639)
Totals (a)	$ 7,648,299	$ (391,639)
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 999,546	$ (32,074)
Totals (a)	$ 999,546	$ (32,074)
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 1,065,817	$ (72,588)
Totals (a)	$ 1,065,817	$ (72,588)
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 14,078,933	$ (1,144,532)
Totals (a)	$ 14,078,933	$ (1,144,532)
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 2,146,442	$ (234,306)
Totals (a)	$ 2,146,442	$ (234,306)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 6,380,519	$ (415,302)
Totals (a)	$ 6,380,519	$ (415,302)
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 3,132,261	$ (400,454)
Totals (a)	$ 3,132,261	$ (400,454)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	486,789,667	676,272,859
Fidelity Asset Manager 30%	217,196,229	83,680,820
Fidelity Asset Manager 40%	283,577,175	71,392,377
Fidelity Asset Manager 50%	738,258,919	939,706,222
Fidelity Asset Manager 60%	387,455,952	122,142,937
Fidelity Asset Manager 70%	646,696,695	476,448,731
Fidelity Asset Manager 85%	440,666,998	210,128,471

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 100,989	$ 1,908
Class T	.25%	.25%	100,194	160
Class B	.75%	.25%	24,541	18,449
Class C	.75%	.25%	250,070	52,544
			$ 475,794	$ 73,061

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Asset Manager 30%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 44,317	$ 1,659
Class T	.25%	.25%	41,012	-
Class B	.75%	.25%	9,907	7,628
Class C	.75%	.25%	148,295	51,205
			$ 243,531	$ 60,492
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 51,596	$ 4,827
Class T	.25%	.25%	37,926	87
Class B	.75%	.25%	11,372	8,537
Class C	.75%	.25%	130,865	40,105
			$ 231,759	$ 53,556
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 180,950	$ 13,783
Class T	.25%	.25%	155,496	62
Class B	.75%	.25%	37,973	28,548
Class C	.75%	.25%	365,165	82,547
			$ 739,584	$ 124,940
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 124,739	$ 8,230
Class T	.25%	.25%	72,284	-
Class B	.75%	.25%	17,564	13,257
Class C	.75%	.25%	232,511	80,647
			$ 447,098	$ 102,134
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 343,399	$ 9,031
Class T	.25%	.25%	237,788	167
Class B	.75%	.25%	49,943	37,497
Class C	.75%	.25%	523,523	84,336
			$ 1,154,653	$ 131,031
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 189,813	$ 3,956
Class T	.25%	.25%	81,688	11
Class B	.75%	.25%	28,327	21,326
Class C	.75%	.25%	268,377	68,430
			$ 568,205	$ 93,723

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 14,457
Class T	5,458
Class B*	2,664
Class C*	7,132
$ 29,711

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 30%	Retained by FDC
Class A	$ 16,610
Class T	4,279
Class B*	2,139
Class C*	6,373
$ 29,401
Fidelity Asset Manager 40%
Class A	$ 30,217
Class T	5,261
Class B*	333
Class C*	3,746
$ 39,557

Fidelity Asset Manager 50%
Class A	$ 55,866
Class T	10,711
Class B*	1,817
Class C*	6,032
$ 74,426
Fidelity Asset Manager 60%
Class A	$ 45,492
Class T	9,690
Class B*	2,160
Class C*	6,516
$ 63,858
Fidelity Asset Manager 70%
Class A	$ 54,692
Class T	14,271
Class B*	1,361
Class C*	8,393
$ 78,717

Fidelity Asset Manager 85%
Class A	$ 45,722
Class T	7,957
Class B*	2,866
Class C*	3,828
$ 60,373

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 52,650.13
Class T	30,849.15
Class B	3,739.15
Class C	38,767.15
Asset Manager 20%	4,046,648.08
Institutional Class	36,643.12
	$ 4,209,296

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 30%	Amount	% of Average Net Assets
Class A	$ 23,090.13
Class T	12,871.16
Class B	1,571.16
Class C	21,314.14
Asset Manager 30%	529,588.08
Institutional Class	11,937.14
	$ 600,371
Fidelity Asset Manager 40%
Class A	$ 26,586.13
Class T	10,986.14
Class B	1,504.13
Class C	18,868.14
Asset Manager 40%	527,799.08
Institutional Class	2,695.10
	$ 588,438
Fidelity Asset Manager 50%
Class A	$ 131,181.18
Class T	61,747.20
Class B	6,848.18
Class C	73,087.20
Asset Manager 50%	10,608,102.14
Institutional Class	50,454.18
	$ 10,931,419
Fidelity Asset Manager 60%
Class A	$ 88,652.18
Class T	27,856.19
Class B	3,767.21
Class C	44,177.19
Asset Manager 60%	1,231,460.12
Institutional Class	18,940.17
	$ 1,414,852
Fidelity Asset Manager 70%
Class A	$ 266,040.19
Class T	96,232.20
Class B	13,887.28
Class C	102,350.20
Asset Manager 70%	4,833,852.13
Institutional Class	68,115.18
	$ 5,380,476
Fidelity Asset Manager 85%
Class A	$ 145,734.19
Class T	38,473.24
Class B	6,640.23
Class C	57,009.21
Asset Manager 85%	1,974,114.15
Institutional Class	41,837.17
	$ 2,263,807

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Other. During the period the following Funds were reimbursed by the investment adviser for certain losses:

Amount
Fidelity Asset Manager 30%	$ 1,323
Fidelity Asset Manager 60%	3,194
Fidelity Asset Manager 70%	1,514

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 8,371
Fidelity Asset Manager 30%	1,148
Fidelity Asset Manager 40%	1,048
Fidelity Asset Manager 50%	13,321
Fidelity Asset Manager 60%	1,806
Fidelity Asset Manager 70%	6,327
Fidelity Asset Manager 85%	2,329

During the period, the Funds did not borrow on this line of credit.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 19,155	$ -
Fidelity Asset Manager 30%	5,496	2
Fidelity Asset Manager 40%	6,917	2
Fidelity Asset Manager 50%	79,376	-
Fidelity Asset Manager 60%	16,646	1
Fidelity Asset Manager 70%	57,422	-
Fidelity Asset Manager 85%	28,747	2

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Fidelity Asset Manager 20%	$ 4,237
Fidelity Asset Manager 30%	1,150
Fidelity Asset Manager 40%	990
Fidelity Asset Manager 50%	27,511
Fidelity Asset Manager 60%	1,185
Fidelity Asset Manager 70%	14,376
Fidelity Asset Manager 85%	5,196

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2014	2013
Fidelity Asset Manager 20%
From net investment income
Class A	$ 457,824	$ 479,180
Class T	174,877	153,380
Class B	9,028	7,798
Class C	96,743	73,479
Asset Manager 20%	70,415,197	63,713,389
Institutional Class	439,951	417,892
Total	$ 71,593,620	$ 64,845,118
From net realized gain
Class A	$ 933,007	$ 938,257
Class T	441,467	394,767
Class B	59,909	54,940
Class C	547,699	461,388
Asset Manager 20%	105,090,102	93,409,011
Institutional Class	718,662	621,984
Total	$ 107,790,846	$ 95,880,347
Fidelity Asset Manager 30%
From net investment income
Class A	$ 221,593	$ 135,255
Class T	78,864	53,266
Class B	4,802	3,647
Class C	80,716	36,680
Asset Manager 30%	10,862,174	6,258,064
Institutional Class	126,683	42,424
Total	$ 11,374,832	$ 6,529,336
From net realized gain
Class A	$ 275,244	$ 201,136
Class T	124,916	120,146
Class B	18,248	19,017
Class C	225,987	142,208
Asset Manager 30%	10,615,906	6,625,598
Institutional Class	138,169	38,861
Total	$ 11,398,470	$ 7,146,966
Fidelity Asset Manager 40%
From net investment income
Class A	$ 269,328	$ 158,417
Class T	82,133	39,541
Class B	6,682	1,513
Class C	82,661	19,828
Asset Manager 40%	10,151,960	5,081,687
Institutional Class	34,433	11,858
Total	$ 10,627,197	$ 5,312,844
From net realized gain
Class A	$ 452,005	$ 184,146
Class T	184,205	63,920
Class B	27,043	10,654
Class C	281,252	88,165
Asset Manager 40%	14,138,549	4,600,582
Institutional Class	36,402	10,612
Total	$ 15,119,456	$ 4,958,079

Annual Report

9. Distributions to Shareholders - continued

Years ended September 30,	2014	2013
Fidelity Asset Manager 50%
From net investment income
Class A	$ 918,247	$ 741,245
Class T	316,199	222,996
Class B	20,500	13,979
Class C	204,799	103,090
Asset Manager 50%	122,376,822	99,187,965
Institutional Class	416,666	251,043
Total	$ 124,253,233	$ 100,520,318
From net realized gain
Class A	$ 3,577,054	$ 56,331
Class T	1,490,193	20,938
Class B	194,323	3,654
Class C	1,732,377	21,738
Asset Manager 50%	379,416,820	6,215,885
Institutional Class	1,258,832	15,422
Total	$ 387,669,599	$ 6,333,968
Fidelity Asset Manager 60%
From net investment income
Class A	$ 356,588	$ 328,716
Class T	80,854	63,101
Class C	69,650	25,403
Asset Manager 60%	10,035,862	7,048,830
Institutional Class	83,544	95,899
Total	$ 10,626,498	$ 7,561,949
From net realized gain
Class A	$ 1,985,006	$ 413,664
Class T	623,199	117,788
Class B	76,551	17,787
Class C	918,282	118,551
Asset Manager 60%	40,223,730	6,524,537
Institutional Class	370,405	95,899
Total	$ 44,197,173	$ 7,288,226
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,033,151	$ 1,324,356
Class T	244,099	339,999
Class B	-	3,770
Class C	91,021	146,051
Asset Manager 70%	37,644,867	39,066,778
Institutional Class	385,345	413,566
Total	$ 39,398,483	$ 41,294,520
From net realized gain
Class A	$ 474,865	$ 208,014
Class T	164,213	71,831
Class B	8,517	12,568
Class C	182,043	65,396
Asset Manager 70%	12,380,976	4,744,953
Institutional Class	131,408	51,696
Total	$ 13,342,022	$ 5,154,458

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Years ended September 30,	2014	2013
Fidelity Asset Manager 85%
From net investment income
Class A	$ 513,103	$ 676,599
Class T	68,362	72,835
Class B	-	3,120
Class C	15,442	49,012
Asset Manager 85%	11,337,929	9,165,124
Institutional Class	137,662	133,186
Total	$ 12,072,498	$ 10,099,876
From net realized gain
Class A	$ 1,903,881	$ 114,355
Class T	366,040	17,837
Class B	71,038	4,992
Class C	593,821	29,407
Asset Manager 85%	29,066,321	1,235,747
Institutional Class	359,450	18,370
Total	$ 32,360,551	$ 1,420,708

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Fidelity Asset Manager 20%
Class A
Shares sold	783,612	1,072,310	$ 10,575,925	$ 14,229,542
Reinvestment of distributions	102,139	103,451	1,355,011	1,359,185
Shares redeemed	(1,265,498)	(1,437,277)	(17,064,545)	(19,068,299)
Net increase (decrease)	(379,747)	(261,516)	$ (5,133,609)	$ (3,479,572)
Class T
Shares sold	355,085	503,660	$ 4,797,729	$ 6,684,808
Reinvestment of distributions	40,508	35,623	536,101	467,031
Shares redeemed	(323,786)	(472,247)	(4,370,396)	(6,260,470)
Net increase (decrease)	71,807	67,036	$ 963,434	$ 891,369
Class B
Shares sold	4,405	46,709	$ 59,143	$ 618,923
Reinvestment of distributions	4,556	3,859	60,028	50,446
Shares redeemed	(58,449)	(51,804)	(785,911)	(685,608)
Net increase (decrease)	(49,488)	(1,236)	$ (666,740)	$ (16,239)
Class C
Shares sold	540,793	626,504	$ 7,269,919	$ 8,291,054
Reinvestment of distributions	43,385	35,345	571,036	461,389
Shares redeemed	(504,325)	(495,012)	(6,769,069)	(6,542,594)
Net increase (decrease)	79,853	166,837	$ 1,071,886	$ 2,209,849
Asset Manager 20%
Shares sold	76,021,177	96,013,989	$ 1,029,161,925	$ 1,277,520,736
Reinvestment of distributions	12,771,889	11,559,495	169,960,357	152,172,535
Shares redeemed	(76,287,745)	(100,546,326)	(1,032,059,057)	(1,338,047,432)
Net increase (decrease)	12,505,321	7,027,158	$ 167,063,225	$ 91,645,839
Institutional Class
Shares sold	615,962	651,514	$ 8,327,250	$ 8,663,645
Reinvestment of distributions	80,191	72,138	1,065,593	949,473
Shares redeemed	(2,100,063)	(543,569)	(28,593,681)	(7,226,120)
Net increase (decrease)	(1,403,910)	180,083	$ (19,200,838)	$ 2,386,998

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Fidelity Asset Manager 30%
Class A
Shares sold	923,824	653,584	$ 9,839,885	$ 6,686,244
Reinvestment of distributions	45,595	31,306	476,412	315,241
Shares redeemed	(356,138)	(363,052)	(3,791,452)	(3,699,867)
Net increase (decrease)	613,281	321,838	$ 6,524,845	$ 3,301,618
Class T
Shares sold	447,269	233,362	$ 4,763,848	$ 2,373,957
Reinvestment of distributions	18,376	14,971	191,659	150,319
Shares redeemed	(215,363)	(215,479)	(2,281,453)	(2,204,813)
Net increase (decrease)	250,282	32,854	$ 2,674,054	$ 319,463
Class B
Shares sold	4,974	12,613	$ 52,753	$ 128,712
Reinvestment of distributions	2,037	2,116	21,116	21,172
Shares redeemed	(28,867)	(21,474)	(305,657)	(218,847)
Net increase (decrease)	(21,856)	(6,745)	$ (231,788)	$ (68,963)
Class C
Shares sold	753,278	572,959	$ 7,967,516	$ 5,839,804
Reinvestment of distributions	28,866	17,198	298,964	171,974
Shares redeemed	(344,924)	(218,996)	(3,654,971)	(2,229,117)
Net increase (decrease)	437,220	371,161	$ 4,611,509	$ 3,782,661
Asset Manager 30%
Shares sold	30,473,306	31,117,234	$ 323,377,131	$ 318,211,749
Reinvestment of distributions	2,007,679	1,251,916	21,016,847	12,630,820
Shares redeemed	(15,412,216)	(14,550,386)	(163,792,350)	(148,859,342)
Net increase (decrease)	17,068,769	17,818,764	$ 180,601,628	$ 181,983,227
Institutional Class
Shares sold	681,438	328,145	$ 7,209,060	$ 3,369,248
Reinvestment of distributions	23,147	7,390	242,082	74,686
Shares redeemed	(346,980)	(95,257)	(3,705,898)	(981,606)
Net increase (decrease)	357,605	240,278	$ 3,745,244	$ 2,462,328
Fidelity Asset Manager 40%
Class A
Shares sold	1,263,650	732,687	$ 13,761,962	$ 7,536,895
Reinvestment of distributions	67,100	33,419	710,726	335,702
Shares redeemed	(516,001)	(650,778)	(5,611,221)	(6,748,346)
Net increase (decrease)	814,749	115,328	$ 8,861,467	$ 1,124,251
Class T
Shares sold	312,137	325,545	$ 3,392,690	$ 3,361,131
Reinvestment of distributions	21,273	9,741	224,606	97,523
Shares redeemed	(229,860)	(156,208)	(2,504,206)	(1,602,375)
Net increase (decrease)	103,550	179,078	$ 1,113,090	$ 1,856,279
Class B
Shares sold	39,096	16,536	$ 420,433	$ 171,081
Reinvestment of distributions	3,033	1,106	32,013	11,045
Shares redeemed	(6,357)	(27,889)	(68,439)	(286,480)
Net increase (decrease)	35,772	(10,247)	$ 384,007	$ (104,354)
Class C
Shares sold	727,515	336,075	$ 7,865,569	$ 3,473,006
Reinvestment of distributions	33,167	10,381	349,051	103,548
Shares redeemed	(188,102)	(149,612)	(2,035,598)	(1,532,971)
Net increase (decrease)	572,580	196,844	$ 6,179,022	$ 2,043,583

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Fidelity Asset Manager 40% - continued
Asset Manager 40%
Shares sold	34,608,489	24,119,194	$ 375,595,169	$ 247,892,288
Reinvestment of distributions	2,254,356	941,992	23,883,227	9,473,812
Shares redeemed	(13,072,865)	(11,163,945)	(142,125,758)	(114,965,823)
Net increase (decrease)	23,789,980	13,897,241	$ 257,352,638	$ 142,400,277
Institutional Class
Shares sold	381,158	70,452	$ 4,131,264	$ 729,401
Reinvestment of distributions	6,032	1,870	64,241	18,813
Shares redeemed	(110,956)	(50,222)	(1,215,238)	(520,470)
Net increase (decrease)	276,234	22,100	$ 2,980,267	$ 227,744
Fidelity Asset Manager 50%
Class A
Shares sold	1,273,404	1,449,019	$ 22,836,027	$ 24,581,030
Reinvestment of distributions	249,445	45,191	4,294,566	752,382
Shares redeemed	(1,677,065)	(1,095,633)	(30,019,672)	(18,586,263)
Net increase (decrease)	(154,216)	398,577	$ (2,889,079)	$ 6,747,149
Class T
Shares sold	421,419	663,909	$ 7,534,388	$ 11,208,621
Reinvestment of distributions	103,225	13,977	1,775,374	232,652
Shares redeemed	(346,351)	(431,674)	(6,182,970)	(7,344,423)
Net increase (decrease)	178,293	246,212	$ 3,126,792	$ 4,096,850
Class B
Shares sold	18,361	18,595	$ 327,611	$ 317,435
Reinvestment of distributions	10,446	832	179,002	13,783
Shares redeemed	(48,283)	(57,076)	(861,906)	(958,706)
Net increase (decrease)	(19,476)	(37,649)	$ (355,293)	$ (627,488)
Class C
Shares sold	690,698	740,412	$ 12,278,516	$ 12,534,043
Reinvestment of distributions	97,203	6,106	1,661,721	101,096
Shares redeemed	(383,168)	(324,505)	(6,824,826)	(5,513,484)
Net increase (decrease)	404,733	422,013	$ 7,115,411	$ 7,121,655
Asset Manager 50%
Shares sold	57,933,970	52,511,533	$ 1,036,371,244	$ 892,040,605
Reinvestment of distributions	28,194,410	6,122,585	487,561,137	102,124,495
Shares redeemed	(59,456,854)	(61,301,083)	(1,065,196,235)	(1,040,806,221)
Net increase (decrease)	26,671,526	(2,666,965)	$ 458,736,146	$ (46,641,121)
Institutional Class
Shares sold	935,462	607,378	$ 16,958,566	$ 10,245,736
Reinvestment of distributions	90,630	14,565	1,566,572	242,976
Shares redeemed	(366,630)	(317,709)	(6,589,229)	(5,403,875)
Net increase (decrease)	659,462	304,234	$ 11,935,909	$ 5,084,837
Fidelity Asset Manager 60%
Class A
Shares sold	1,668,732	1,450,767	$ 18,898,865	$ 15,389,690
Reinvestment of distributions	211,037	73,353	2,281,312	732,795
Shares redeemed	(1,003,510)	(1,442,772)	(11,382,583)	(15,452,485)
Net increase (decrease)	876,259	81,348	$ 9,797,594	$ 670,000
Class T
Shares sold	290,330	354,359	$ 3,301,821	$ 3,751,085
Reinvestment of distributions	63,652	17,437	686,165	173,843
Shares redeemed	(293,961)	(270,534)	(3,332,709)	(2,824,279)
Net increase (decrease)	60,021	101,262	$ 655,277	$ 1,100,649

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Fidelity Asset Manager 60% - continued
Class B
Shares sold	16,130	32,445	$ 181,770	$ 344,999
Reinvestment of distributions	6,303	1,682	68,266	16,834
Shares redeemed	(35,095)	(48,869)	(398,584)	(511,923)
Net increase (decrease)	(12,662)	(14,742)	$ (148,548)	$ (150,090)
Class C
Shares sold	898,639	863,812	$ 10,097,475	$ 9,144,225
Reinvestment of distributions	87,114	13,615	932,996	135,192
Shares redeemed	(373,556)	(224,211)	(4,187,695)	(2,344,110)
Net increase (decrease)	612,197	653,216	$ 6,842,776	$ 6,935,307
Asset Manager 60%
Shares sold	37,561,490	34,839,686	$ 427,371,130	$ 366,719,567
Reinvestment of distributions	4,594,576	1,340,899	49,805,206	13,422,397
Shares redeemed	(15,471,323)	(15,008,590)	(176,932,453)	(159,263,852)
Net increase (decrease)	26,684,743	21,171,995	$ 300,243,883	$ 220,878,112
Institutional Class
Shares sold	616,312	160,584	$ 7,026,647	$ 1,703,978
Reinvestment of distributions	39,401	18,042	427,103	180,782
Shares redeemed	(198,301)	(295,925)	(2,277,581)	(3,146,348)
Net increase (decrease)	457,412	(117,299)	$ 5,176,169	$ (1,261,588)
Fidelity Asset Manager 70%
Class A
Shares sold	1,318,189	1,287,419	$ 27,521,256	$ 23,452,490
Reinvestment of distributions	71,653	83,843	1,420,170	1,438,739
Shares redeemed	(1,167,187)	(1,797,709)	(24,250,163)	(32,849,347)
Net increase (decrease)	222,655	(426,447)	$ 4,691,263	$ (7,958,118)
Class T
Shares sold	412,779	339,651	$ 8,619,406	$ 6,181,137
Reinvestment of distributions	19,544	22,597	387,747	388,219
Shares redeemed	(375,976)	(582,162)	(7,801,668)	(10,591,002)
Net increase (decrease)	56,347	(219,914)	$ 1,205,485	$ (4,021,646)
Class B
Shares sold	6,369	13,127	$ 129,376	$ 236,917
Reinvestment of distributions	386	859	7,726	14,844
Shares redeemed	(100,644)	(188,800)	(2,101,481)	(3,433,038)
Net increase (decrease)	(93,889)	(174,814)	$ (1,964,379)	$ (3,181,277)
Class C
Shares sold	598,362	431,551	$ 12,381,428	$ 7,910,563
Reinvestment of distributions	12,613	11,078	249,612	190,092
Shares redeemed	(384,445)	(275,792)	(7,965,324)	(4,970,010)
Net increase (decrease)	226,530	166,837	$ 4,665,716	$ 3,130,645
Asset Manager 70%
Shares sold	29,980,573	28,246,048	$ 622,793,936	$ 516,657,613
Reinvestment of distributions	2,479,485	2,510,724	49,168,187	43,109,127
Shares redeemed	(22,888,887)	(23,977,212)	(476,948,875)	(436,891,308)
Net increase (decrease)	9,571,171	6,779,560	$ 195,013,248	$ 122,875,432
Institutional Class
Shares sold	742,363	531,511	$ 15,414,559	$ 9,726,788
Reinvestment of distributions	25,659	26,717	509,076	459,001
Shares redeemed	(489,636)	(682,888)	(10,367,886)	(12,618,227)
Net increase (decrease)	278,386	(124,660)	$ 5,555,749	$ (2,432,438)

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Fidelity Asset Manager 85%
Class A
Shares sold	1,180,141	1,422,130	$ 20,417,561	$ 21,562,311
Reinvestment of distributions	145,475	55,905	2,374,156	777,639
Shares redeemed	(2,600,568)	(1,131,712)	(44,961,802)	(17,144,798)
Net increase (decrease)	(1,274,952)	346,323	$ (22,170,085)	$ 5,195,152
Class T
Shares sold	304,656	255,386	$ 5,241,079	$ 3,800,849
Reinvestment of distributions	26,314	6,408	428,386	89,010
Shares redeemed	(156,965)	(186,981)	(2,723,840)	(2,769,038)
Net increase (decrease)	174,005	74,813	$ 2,945,625	$ 1,120,821
Class B
Shares sold	2,425	10,516	$ 41,228	$ 158,919
Reinvestment of distributions	4,022	539	65,673	7,499
Shares redeemed	(54,590)	(37,423)	(941,233)	(551,324)
Net increase (decrease)	(48,143)	(26,368)	$ (834,332)	$ (384,906)
Class C
Shares sold	612,975	379,470	$ 10,478,018	$ 5,643,922
Reinvestment of distributions	36,961	5,384	597,292	74,359
Shares redeemed	(228,986)	(282,321)	(3,902,773)	(4,132,142)
Net increase (decrease)	420,950	102,533	$ 7,172,537	$ 1,586,139
Asset Manager 85%
Shares sold	24,950,987	28,559,921	$ 432,242,884	$ 423,445,322
Reinvestment of distributions	2,430,935	731,320	39,915,946	10,238,478
Shares redeemed	(13,449,549)	(12,632,337)	(234,002,868)	(191,882,465)
Net increase (decrease)	13,932,373	16,658,904	$ 238,155,962	$ 241,801,335
Institutional Class
Shares sold	1,805,275	281,737	$ 31,863,541	$ 4,299,430
Reinvestment of distributions	29,297	10,653	479,884	148,714
Shares redeemed	(274,438)	(257,406)	(4,800,120)	(3,921,796)
Net increase (decrease)	1,560,134	34,984	$ 27,543,305	$ 526,348

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares owned
Fidelity Asset Manager 60%	28%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% as of September 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 20%	$110,015,181
Asset Manager 30%	$16,844,860
Asset Manager 40%	$19,068,273
Asset Manager 50%	$381,246,629
Asset Manager 60%	$48,792,409
Asset Manager 70%	$231,378,379
Asset Manager 85%	$91,048,441

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Asset Manager 20%	7.70%
Asset Manager 30%	7.38%
Asset Manager 40%	6.41%
Asset Manager 50%	5.53%
Asset Manager 60%	4.74%
Asset Manager 70%	3.34%
Asset Manager 85%	1.33%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2014 to September 30, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$49,982,408
Asset Manager 30%	$8,361,444
Asset Manager 40%	$6,251,933
Asset Manager 50%	$71,703,333

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Retail Class
Asset Manager 20%
January 2014	6%
February 2014	12%
March 2014	12%
April 2014	12%
May 2014	12%
June 2014	12%
July 2014	12%
August 2014	12%
September 2014	12%
Retail Class
Asset Manager 30%
November 2013	8%
December 2013	11%
February 2014	16%
March 2014	16%
April 2014	17%
May 2014	16%
June 2014	16%
July 2014	16%
August 2014	16%
September 2014	16%

Retail Class
Asset Manager 40%
December 2013	9%
April 2014	28%
July 2014	28%

Retail Class
Asset Manager 50%
December 2013	7%
April 2014	33%
July 2014	33%

Retail Class
Asset Manager 60%
December 2013	17%

Retail Class
Asset Manager 70%
December 2013	35%

Retail Class
Asset Manager 85%
December 2013	37%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Retail Class
Asset Manager 20%
December 2013	9%
February 2014	26%
March 2014	26%
April 2014	26%
May 2014	26%
June 2014	26%
July 2014	26%
August 2014	26%
September 2014	26%
Retail Class
Asset Manager 30%
November 2013	12%
December 2013	16%
February 2014	36%
March 2014	36%
April 2014	36%
May 2014	35%
June 2014	35%
July 2014	36%
August 2014	36%
September 2014	35%

Retail Class
Asset Manager 40%
December 2013	13%
April 2014	60%
July 2014	60%

Retail Class
Asset Manager 50%
December 2013	10%
April 2014	72%
July 2014	72%

Retail Class
Asset Manager 60%
December 2013	31%

Retail Class
Asset Manager 70%
December 2013	64%

Retail Class
Asset Manager 85%
December 2013	66%

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Annual Report

Fidelity Asset Manager 30%

Fidelity Asset Manager 40%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 50%

Fidelity Asset Manager 60%

Annual Report

Fidelity Asset Manager 70%

Fidelity Asset Manager 85%

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each of Fidelity Asset Manager 20% and Fidelity Asset Manager 30% ranked below its competitive median for 2013.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 40% ranked below its competitive median for 2013 and the total expense ratio of Class T ranked equal to its competitive median for 2013.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 50% ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each of Fidelity Asset Manager 60% and Fidelity Asset Manager 85% ranked below its competitive median for 2013, the total expense ratio of Class B of each of Fidelity Asset Manager 60% and Fidelity Asset Manager 85% ranked equal to its competitive median for 2013, and the total expense ratio of Class T of each of Fidelity Asset Manager 60% and Fidelity Asset Manager 85% ranked above its competitive median for 2013.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 70% ranked below its competitive median for 2013 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2013.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

AR-UANNPRO-1114
1.878276.106

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Institutional Class

Annual Report

September 30, 2014

Each Institutional Class is a class
of Fidelity Asset Manager® Funds

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the funds have done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Asset Manager® 20% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	4.74%	5.68%	5.14%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 20%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 20% - Institutional Class on September 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.

17,000
16,000
15,000
14,000
13,000
12,000
11,000
$10,000
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$16,503 Fidelity Advisor Asset Manager 20% - Institutional Class

$15,712 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 30% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	6.12%	6.97%	4.24%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 30% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,600
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$13,363 Fidelity Advisor Asset Manager 30% - Institutional Class
$14,032 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 40% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	7.25%	8.03%	4.41%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 40% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$13,513 Fidelity Advisor Asset Manager 40% - Institutional Class

$14,032 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 50% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	8.29%	8.96%	5.99%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 50% - Institutional Class on September 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.

23,000
20,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$17,891 Fidelity Advisor Asset Manager 50% - InstitutionalClass

$21,804 S&P 500® Index

Annual Report

Fidelity Advisor Asset Manager 60% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	9.15%	9.68%	4.59%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 60% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

15,000
14,000
12,000
10,000
8,000
7,000
6,000
$4,800
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$13,682 Fidelity Advisor Asset Manager 60% - InstitutionalClass
$14,680 S&P 500 Index

Annual Report

Fidelity Advisor Asset Manager 70% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	9.98%	10.54%	6.30%

A The initial offering of Institutional Class shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 70% - Institutional Class on September 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.

23,000
20,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$18,416 Fidelity Advisor Asset Manager 70% - InstitutionalClass
$21,804 S&P 500 Index

Annual Report

Fidelity Advisor Asset Manager 85% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	11.49%	11.60%	7.34%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 85% - Institutional Class on September 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.

23,000
20,000
17,500
15,000
12,500
10,000
9,000
8,000
$7,200
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$20,297 Fidelity Advisor Asset Manager 85% - InstitutionalClass
$21,804 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a solid gain for the 12 months ending September 30, 2014, supported at home by low interest rates, and globally by new stimulus efforts in Europe and China. The broad-market S&P 500® Index rose 19.73%, with growth stocks in the index beating value stocks. The tech-heavy Nasdaq Composite Index® rose 20.61%, whereas the small-cap Russell 2000® Index returned just 3.93%, due to valuation concerns, as well as the fear of eventually rising interest rates that could raise the cost of borrowing, especially for smaller, earlier-stage companies. Information technology (+29%) was the top sector in the S&P 500®, driven by strong results among semiconductor and hardware/equipment stocks. Health care (+28%) rose broadly, lifted by biotechnology and life sciences names. Materials (+20%) benefited from growth in housing construction, as well as a manufacturing revival fueled by low-cost North American shale oil. Conversely, energy stocks (+12%) lagged the index due to a sharp drop in crude oil prices since June, amid weak global demand and a U.S.-led surge in supply that threatened profits in the sector. Three traditionally defensive sectors - consumer staples, utilities and telecommunication services - each posted a double-digit return, but lagged the broad-market advance. Volatility was generally tame, with markets supported by declining unemployment, near-record corporate profits, muted inflation and low company debt levels. However, volatility spiked in July and again in September on depressed earnings outlooks in some sectors, as well as rising geopolitical tension, including the crisis in Ukraine, strained East-West relations and renewed conflict in the Middle East.

Meanwhile, U.S. taxable investment-grade bonds notched a gain for the 12-month period, driven by yield-advantaged sectors and easy monetary policy. The Barclays® U.S. Aggregate Bond Index rose 3.96% on the strength of longer-maturity bonds, which benefited the most from a decline in long-term interest rates. Among sectors in the Barclays index, high-grade credit was the biggest gainer, returning 6.64%, supported by solid corporate fundamentals and a low default rate. Lower-quality corporate issues received a strong bid in the market for much of the period, before a bout of profit-taking emerged on valuation concerns during the summer. Still, The BofA Merrill LynchSM US High Yield Constrained Index rose 7.23% for the full year.

Comments from Geoff Stein, Portfolio Manager of Fidelity Advisor Asset Manager® Funds: For the year, the Institutional Class shares of the seven Advisor Asset Manager Funds posted mixed results versus their respective Composite benchmarks. (For specific portfolio results, please refer to the performance section of this shareholder update.) Relative to the benchmarks, asset allocation and security selection contributed more to the more fixed-income-oriented Funds, driven by underweightings in cash, overweightings in U.S. stocks and favorable selections in investment-grade bonds. From an asset-allocation perspective, I succeeded with my core strategy of maintaining sizable underweightings in cash and moderate underweightings in investment-grade bonds in favor of overweighting U.S. equities and holding small positions in better-performing fixed-income categories, such as high-yield bonds. My equities allocation strategy - overweighting domestic, underweighting foreign and maintaining a small allocation to emerging-markets (EM) stocks - helped in most of the Funds, but nicked the relative return of the 85% Fund because of the EM equities position. We started increasing the Funds' EM equities allocations in March, around the time the performance of the asset class began to improve. EM stocks did quite well until September, when they sharply declined amid a rapidly strengthening U.S. dollar and falling commodity prices. On a standalone basis, the return of the Treasury Inflation-Protected Securities' (TIPS) central fund lagged the Funds' composite benchmarks due to moderating inflation expectations during the latter months of the period, and was a modest detractor. Turning to security selection, virtually all the contribution here came from investment-grade bonds, led by solid picks in corporate bonds - particularly those issued by industrial companies - government-related securities and asset-backed securities. In terms of notable positioning shifts, I reduced the Funds' domestic equities overweightings in April.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Fidelity Asset Manager 20%
Class A	.82%
Actual		$ 1,000.00	$ 1,011.90	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15
Class T	1.09%
Actual		$ 1,000.00	$ 1,010.60	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.52
Class B	1.58%
Actual		$ 1,000.00	$ 1,008.00	$ 7.95
HypotheticalA		$ 1,000.00	$ 1,017.15	$ 7.99
Class C	1.60%
Actual		$ 1,000.00	$ 1,007.30	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,017.05	$ 8.09
Asset Manager 20%	.52%
Actual		$ 1,000.00	$ 1,012.70	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.64
Institutional Class	.56%
Actual		$ 1,000.00	$ 1,013.10	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.26	$ 2.84
	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Fidelity Asset Manager 30%
Class A	.85%
Actual		$ 1,000.00	$ 1,014.30	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Class T	1.12%
Actual		$ 1,000.00	$ 1,013.00	$ 5.65
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.67
Class B	1.62%
Actual		$ 1,000.00	$ 1,010.30	$ 8.16
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.19
Class C	1.61%
Actual		$ 1,000.00	$ 1,010.60	$ 8.11
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.14
Asset Manager 30%	.55%
Actual		$ 1,000.00	$ 1,016.00	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.31	$ 2.79
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,015.60	$ 3.08
HypotheticalA		$ 1,000.00	$ 1,022.01	$ 3.09
Fidelity Asset Manager 40%
Class A	.85%
Actual		$ 1,000.00	$ 1,015.60	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Class T	1.11%
Actual		$ 1,000.00	$ 1,015.00	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.62
Class B	1.59%
Actual		$ 1,000.00	$ 1,011.70	$ 8.02
HypotheticalA		$ 1,000.00	$ 1,017.10	$ 8.04
Class C	1.61%
Actual		$ 1,000.00	$ 1,012.00	$ 8.12
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.14
Asset Manager 40%	.55%
Actual		$ 1,000.00	$ 1,017.00	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.31	$ 2.79
Institutional Class	.56%
Actual		$ 1,000.00	$ 1,017.70	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.26	$ 2.84
	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Fidelity Asset Manager 50%
Class A	.95%
Actual		$ 1,000.00	$ 1,016.40	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.31	$ 4.81
Class T	1.22%
Actual		$ 1,000.00	$ 1,015.20	$ 6.16
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.17
Class B	1.70%
Actual		$ 1,000.00	$ 1,012.70	$ 8.58
HypotheticalA		$ 1,000.00	$ 1,016.55	$ 8.59
Class C	1.72%
Actual		$ 1,000.00	$ 1,012.80	$ 8.68
HypotheticalA		$ 1,000.00	$ 1,016.44	$ 8.69
Asset Manager 50%	.66%
Actual		$ 1,000.00	$ 1,017.90	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,021.76	$ 3.35
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,017.70	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.51	$ 3.60
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$ 1,000.00	$ 1,016.80	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.22
Class T	1.30%
Actual		$ 1,000.00	$ 1,015.90	$ 6.57
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.58
Class B	1.81%
Actual		$ 1,000.00	$ 1,012.30	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,015.99	$ 9.15
Class C	1.79%
Actual		$ 1,000.00	$ 1,012.50	$ 9.03
HypotheticalA		$ 1,000.00	$ 1,016.09	$ 9.05
Asset Manager 60%	.72%
Actual		$ 1,000.00	$ 1,018.50	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.46	$ 3.65
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,017.60	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.21	$ 3.90
	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Fidelity Asset Manager 70%
Class A	1.03%
Actual		$ 1,000.00	$ 1,016.80	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.22
Class T	1.29%
Actual		$ 1,000.00	$ 1,015.30	$ 6.52
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.53
Class B	1.86%
Actual		$ 1,000.00	$ 1,012.40	$ 9.38
HypotheticalA		$ 1,000.00	$ 1,015.74	$ 9.40
Class C	1.79%
Actual		$ 1,000.00	$ 1,012.50	$ 9.03
HypotheticalA		$ 1,000.00	$ 1,016.09	$ 9.05
Asset Manager 70%	.72%
Actual		$ 1,000.00	$ 1,018.20	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.46	$ 3.65
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,018.20	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85
Fidelity Asset Manager 85%
Class A	1.04%
Actual		$ 1,000.00	$ 1,017.30	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.27
Class T	1.33%
Actual		$ 1,000.00	$ 1,016.20	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.73
Class B	1.82%
Actual		$ 1,000.00	$ 1,013.30	$ 9.19
HypotheticalA		$ 1,000.00	$ 1,015.94	$ 9.20
Class C	1.81%
Actual		$ 1,000.00	$ 1,013.40	$ 9.14
HypotheticalA		$ 1,000.00	$ 1,015.99	$ 9.15
Asset Manager 85%	.74%
Actual		$ 1,000.00	$ 1,018.90	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.36	$ 3.75
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,018.40	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .12%.

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.8	20.6
Fannie Mae	9.5	5.3
Verizon Communications, Inc.	1.7	1.0
Ginnie Mae	1.5	1.5
Freddie Mac	1.3	2.1
	29.8
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 28.1%	U.S. Government and U.S. Government Agency Obligations 29.7%
AAA,AA,A 6.3%	AAA,AA,A 5.9%
BBB 13.5%	BBB 13.0%
BB and Below 5.0%	BB and Below 5.7%
Not Rated 0.3%	Not Rated 0.2%
Equities* 20.4%	Equities** 21.6%
Short-Term Investments and Net Other Assets 26.4%	Short-Term Investments and Net Other Assets 23.9%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
Exxon Mobil Corp.	0.2	0.2
Actavis PLC	0.2	0.1
The Coca-Cola Co.	0.2	0.2
Bank of America Corp.	0.2	0.2
	1.1
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.0	27.2
Energy	4.2	4.5
Consumer Discretionary	4.1	4.6
Information Technology	3.4	3.6
Health Care	3.1	3.3
Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 20.3%	Stock Class and Equity Futures** 23.5%
Bond Class 52.7%	Bond Class 53.2%
Short-Term Class 27.0%	Short-Term Class 23.3%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 12.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 20.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	1,420,216	$ 12,710,937
Fidelity Consumer Discretionary Central Fund (b)	410,237	87,688,111
Fidelity Consumer Staples Central Fund (b)	319,401	65,518,725
Fidelity Emerging Markets Equity Central Fund (b)	224,849	47,724,203
Fidelity Energy Central Fund (b)	402,109	62,238,447
Fidelity Financials Central Fund (b)	1,713,207	143,738,104
Fidelity Health Care Central Fund (b)	346,024	107,208,679
Fidelity Industrials Central Fund (b)	360,821	78,280,164
Fidelity Information Technology Central Fund (b)	537,137	141,245,501
Fidelity International Equity Central Fund (b)	2,774,894	219,577,330
Fidelity Materials Central Fund (b)	128,140	29,465,736
Fidelity Telecom Services Central Fund (b)	98,096	16,072,988
Fidelity Utilities Central Fund (b)	187,188	29,040,280
TOTAL EQUITY CENTRAL FUNDS (Cost $672,164,145)		1,040,509,205
Fixed-Income Central Funds - 54.6%

High Yield Fixed-Income Funds - 4.6%
Fidelity Emerging Markets Debt Central Fund (b)	2,515,371	25,304,631
Fidelity Floating Rate Central Fund (b)	953,352	102,180,290
Fidelity High Income Central Fund 1 (b)	1,037,117	105,785,945
TOTAL HIGH YIELD FIXED-INCOME FUNDS		233,270,866
Investment Grade Fixed-Income Funds - 50.0%
Fidelity Inflation-Protected Bond Index Central Fund (b)	696,429	69,036,967
Fidelity Investment Grade Bond Central Fund (b)	22,799,492	2,441,369,579
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,510,406,546
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,589,987,037)		2,743,677,412
Money Market Central Funds - 24.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a)	496,561,710	$ 496,561,710
Fidelity Money Market Central Fund, 0.26% (a)	745,658,361	745,658,361
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,242,220,071)		1,242,220,071
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 10/16/14 (Cost $569,995)	$ 570,000	569,998
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,504,941,248)	5,026,976,686
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,020,384)
NET ASSETS - 100%	$ 5,025,956,302
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 439,531
Fidelity Commodity Strategy Central Fund	11,541
Fidelity Consumer Discretionary Central Fund	935,165
Fidelity Consumer Staples Central Fund	1,725,741
Fidelity Emerging Markets Debt Central Fund	1,509,887
Fidelity Emerging Markets Equity Central Fund	340,187
Fidelity Energy Central Fund	976,256
Fund	Income earned
Fidelity Financials Central Fund	$ 2,345,124
Fidelity Floating Rate Central Fund	6,731,849
Fidelity Health Care Central Fund	471,176
Fidelity High Income Central Fund 1	6,254,351
Fidelity Industrials Central Fund	1,217,934
Fidelity Inflation-Protected Bond Index Central Fund	41
Fidelity Information Technology Central Fund	963,119
Fidelity International Equity Central Fund	7,507,537
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	62,925,522
Fidelity Materials Central Fund	463,319
Fidelity Money Market Central Fund	1,830,207
Fidelity Telecom Services Central Fund	677,724
Fidelity Utilities Central Fund	744,792
Total	$ 98,071,003
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 14,301,970	$ 628,105	$ 1,327,864	$ 12,710,937	3.8%
Fidelity Consumer Discretionary Central Fund	110,266,332	4,819,636	34,541,911	87,688,111	6.1%
Fidelity Consumer Staples Central Fund	77,277,841	4,528,983	24,236,004	65,518,725	5.6%
Fidelity Emerging Markets Debt Central Fund	23,831,998	3,007,580	1,338,126	25,304,631	21.0%
Fidelity Emerging Markets Equity Central Fund	-	50,101,210	594,749	47,724,203	10.4%
Fidelity Energy Central Fund	82,580,559	3,864,201	28,578,010	62,238,447	5.6%
Fidelity Financials Central Fund	159,655,376	11,267,259	46,055,225	143,738,104	6.0%
Fidelity Floating Rate Central Fund	143,112,173	13,608,738	56,254,202	102,180,290	6.2%
Fidelity Health Care Central Fund	111,549,674	3,744,040	39,863,943	107,208,679	5.9%
Fidelity High Income Central Fund 1	100,282,137	10,364,697	5,352,409	105,785,945	23.1%
Fidelity Industrials Central Fund	99,651,511	4,751,453	33,563,082	78,280,164	6.0%
Fidelity Inflation-Protected Bond Index Central Fund	96,103,160	22,948,064	49,500,899	69,036,967	25.4%
Fidelity Information Technology Central Fund	157,914,162	5,810,600	44,651,022	141,245,501	5.7%
Fidelity International Equity Central Fund	226,280,447	47,510,637	57,833,050	219,577,330	7.7%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,332,904,744	294,844,642	224,956,276	2,441,369,579	31.8%
Fidelity Materials Central Fund	33,057,907	1,746,483	8,325,832	29,465,736	6.1%
Fidelity Telecom Services Central Fund	23,024,194	1,364,861	8,932,114	16,072,988	5.6%
Fidelity Utilities Central Fund	32,324,259	1,878,478	10,368,141	29,040,280	6.0%
Total	$ 3,824,118,444	$ 486,789,667	$ 676,272,859	$ 3,784,186,617
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,040,509,205	$ 1,040,509,205	$ -	$ -
Fixed-Income Central Funds	2,743,677,412	2,743,677,412	-	-
Money Market Central Funds	1,242,220,071	1,242,220,071	-	-
U.S. Treasury Obligations	569,998	-	569,998	-
Total Investments in Securities:	$ 5,026,976,686	$ 5,026,406,688	$ 569,998	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.7%
United Kingdom	2.3%
Mexico	1.1%
Others (Individually Less Than 1%)	8.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $569,995)	$ 569,998
Fidelity Central Funds (cost $4,504,371,253)	5,026,406,688
Total Investments (cost $4,504,941,248)		$ 5,026,976,686
Receivable for investments sold		1,272,869
Receivable for fund shares sold		2,581,575
Distributions receivable from Fidelity Central Funds		46,875
Other receivables		8,944
Total assets		5,030,886,949

Liabilities
Payable for investments purchased	$ 97,451
Payable for fund shares redeemed	2,579,848
Accrued management fee	1,732,663
Transfer agent fee payable	355,175
Distribution and service plan fees payable	40,307
Other affiliated payables	98,140
Other payables and accrued expenses	27,063
Total liabilities		4,930,647

Net Assets		$ 5,025,956,302
Net Assets consist of:
Paid in capital		$ 4,677,878,818
Undistributed net investment income		5,091,586
Accumulated undistributed net realized gain (loss) on investments		(179,049,540)
Net unrealized appreciation (depreciation) on investments		522,035,438
Net Assets		$ 5,025,956,302

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,732,550 ÷ 2,857,401 shares)		$ 13.56

Maximum offering price per share (100/94.25 of $13.56)		$ 14.39
Class T: Net Asset Value and redemption price per share ($21,009,555 ÷ 1,552,893 shares)		$ 13.53

Maximum offering price per share (100/96.50 of $13.53)		$ 14.02
Class B: Net Asset Value and offering price per share ($2,083,194 ÷ 154,230 shares)A		$ 13.51

Class C: Net Asset Value and offering price per share ($26,224,808 ÷ 1,945,342 shares)A		$ 13.48

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,923,701,887 ÷ 362,800,351 shares)		$ 13.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,204,308 ÷ 1,046,706 shares)		$ 13.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 1,497
Income from Fidelity Central Funds		98,071,003
Total income		98,072,500

Expenses
Management fee	$ 20,351,318
Transfer agent fees	4,209,296
Distribution and service plan fees	475,794
Accounting fees and expenses	1,169,790
Custodian fees and expenses	2,258
Independent trustees' compensation	20,473
Registration fees	201,179
Audit	36,446
Legal	17,848
Miscellaneous	37,803
Total expenses before reductions	26,522,205
Expense reductions	(23,392)	26,498,813
Net investment income (loss)		71,573,687
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,660
Fidelity Central Funds	43,679,926
Futures contracts	7,648,299
Capital gain distributions from Fidelity Central Funds	470,308
Total net realized gain (loss)		51,842,193
Change in net unrealized appreciation (depreciation) on: Investment securities	105,871,438
Futures contracts	(391,639)
Total change in net unrealized appreciation (depreciation)		105,479,799
Net gain (loss)		157,321,992
Net increase (decrease) in net assets resulting from operations		$ 228,895,679

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,573,687	$ 64,436,359
Net realized gain (loss)	51,842,193	8,720,794
Change in net unrealized appreciation (depreciation)	105,479,799	109,590,957
Net increase (decrease) in net assets resulting from operations	228,895,679	182,748,110
Distributions to shareholders from net investment income	(71,593,620)	(64,845,118)
Distributions to shareholders from net realized gain	(107,790,846)	(95,880,347)
Total distributions	(179,384,466)	(160,725,465)
Share transactions - net increase (decrease)	144,097,358	93,638,244
Total increase (decrease) in net assets	193,608,571	115,660,889

Net Assets
Beginning of period	4,832,347,731	4,716,686,842
End of period (including undistributed net investment income of $5,091,586 and undistributed net investment income of $5,045,522, respectively)	$ 5,025,956,302	$ 4,832,347,731

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 13.37	$ 12.62	$ 12.55	$ 11.80
Income from Investment Operations
Net investment income (loss) C	.16	.14	.18	.19	.22
Net realized and unrealized gain (loss)	.44	.31	.91	.09	.74
Total from investment operations	.60	.45	1.09	.28	.96
Distributions from net investment income	(.15)	(.14)	(.18)	(.20)	(.21)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.46) G	(.40) H	(.34)	(.21) I	(.21) J
Net asset value, end of period	$ 13.56	$ 13.42	$ 13.37	$ 12.62	$ 12.55
Total ReturnA, B	4.54%	3.47%	8.76%	2.22%	8.26%
Ratios to Average Net Assets D, F
Expenses before reductions	.82%	.82%	.84%	.85%	.84%
Expenses net of fee waivers, if any	.82%	.82%	.84%	.85%	.84%
Expenses net of all reductions	.82%	.82%	.83%	.85%	.83%
Net investment income (loss)	1.16%	1.03%	1.36%	1.51%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,733	$ 43,449	$ 46,763	$ 36,016	$ 31,268
Portfolio turnover rateE	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

H Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 13.34	$ 12.60	$ 12.53	$ 11.78
Income from Investment Operations
Net investment income (loss) C	.12	.10	.14	.16	.19
Net realized and unrealized gain (loss)	.43	.33	.90	.09	.74
Total from investment operations	.55	.43	1.04	.25	.93
Distributions from net investment income	(.12)	(.10)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.42)	(.37)	(.30) G	(.18)	(.18) H
Net asset value, end of period	$ 13.53	$ 13.40	$ 13.34	$ 12.60	$ 12.53
Total ReturnA, B	4.20%	3.28%	8.39%	1.96%	8.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.10%	1.10%	1.10%	1.11%	1.09%
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.10%	1.09%
Expenses net of all reductions	1.09%	1.09%	1.10%	1.10%	1.09%
Net investment income (loss)	.89%	.75%	1.09%	1.26%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,010	$ 19,844	$ 18,870	$ 17,765	$ 15,771
Portfolio turnover rateE	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 13.33	$ 12.59	$ 12.51	$ 11.77
Income from Investment Operations
Net investment income (loss) C	.05	.03	.07	.09	.12
Net realized and unrealized gain (loss)	.43	.32	.90	.10	.74
Total from investment operations	.48	.35	.97	.19	.86
Distributions from net investment income	(.05)	(.04)	(.08)	(.09)	(.11)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.35)	(.30) G	(.23) H	(.11)	(.12)
Net asset value, end of period	$ 13.51	$ 13.38	$ 13.33	$ 12.59	$ 12.51
Total ReturnA, B	3.68%	2.71%	7.81%	1.48%	7.34%
Ratios to Average Net Assets D, F
Expenses before reductions	1.59%	1.62%	1.64%	1.65%	1.67%
Expenses net of fee waivers, if any	1.59%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.59%	1.61%	1.64%	1.64%	1.64%
Net investment income (loss)	.39%	.23%	.55%	.72%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,083	$ 2,725	$ 2,732	$ 3,044	$ 3,717
Portfolio turnover rateE	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 13.30	$ 12.57	$ 12.50	$ 11.76
Income from Investment Operations
Net investment income (loss) C	.05	.03	.08	.10	.12
Net realized and unrealized gain (loss)	.43	.33	.89	.09	.74
Total from investment operations	.48	.36	.97	.19	.86
Distributions from net investment income	(.05)	(.04)	(.08)	(.10)	(.12)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.35)	(.31)	(.24)	(.12)	(.12) G
Net asset value, end of period	$ 13.48	$ 13.35	$ 13.30	$ 12.57	$ 12.50
Total ReturnA, B	3.70%	2.73%	7.80%	1.48%	7.40%
Ratios to Average Net Assets D, F
Expenses before reductions	1.60%	1.60%	1.60%	1.61%	1.61%
Expenses net of fee waivers, if any	1.60%	1.60%	1.60%	1.61%	1.61%
Expenses net of all reductions	1.60%	1.59%	1.60%	1.60%	1.60%
Net investment income (loss)	.39%	.25%	.59%	.76%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,225	$ 24,910	$ 22,600	$ 19,325	$ 15,728
Portfolio turnover rateE	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 13.39	$ 12.64	$ 12.57	$ 11.82
Income from Investment Operations
Net investment income (loss) B	.20	.18	.22	.23	.25
Net realized and unrealized gain (loss)	.43	.31	.91	.09	.75
Total from investment operations	.63	.49	1.13	.32	1.00
Distributions from net investment income	(.20)	(.18)	(.22)	(.23)	(.24)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.50)	(.44) F	(.38)	(.25)	(.25)
Net asset value, end of period	$ 13.57	$ 13.44	$ 13.39	$ 12.64	$ 12.57
Total ReturnA	4.80%	3.79%	9.06%	2.52%	8.54%
Ratios to Average Net Assets C, E
Expenses before reductions	.53%	.53%	.54%	.55%	.56%
Expenses net of fee waivers, if any	.53%	.53%	.54%	.55%	.56%
Expenses net of all reductions	.52%	.52%	.54%	.54%	.56%
Net investment income (loss)	1.46%	1.32%	1.65%	1.82%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,923,702	$ 4,708,494	$ 4,595,339	$ 3,569,848	$ 3,064,676
Portfolio turnover rateD	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 13.38	$ 12.64	$ 12.56	$ 11.82
Income from Investment Operations
Net investment income (loss) B	.19	.17	.21	.23	.25
Net realized and unrealized gain (loss)	.43	.33	.90	.10	.74
Total from investment operations	.62	.50	1.11	.33	.99
Distributions from net investment income	(.19)	(.17)	(.22)	(.23)	(.24)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)
Total distributions	(.49)	(.44)	(.37) F	(.25)	(.25)
Net asset value, end of period	$ 13.57	$ 13.44	$ 13.38	$ 12.64	$ 12.56
Total ReturnA	4.74%	3.83%	8.94%	2.57%	8.46%
Ratios to Average Net Assets C, E
Expenses before reductions	.56%	.57%	.58%	.59%	.56%
Expenses net of fee waivers, if any	.56%	.57%	.58%	.59%	.56%
Expenses net of all reductions	.56%	.56%	.57%	.59%	.55%
Net investment income (loss)	1.42%	1.29%	1.62%	1.77%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,204	$ 32,926	$ 30,383	$ 23,073	$ 4,739
Portfolio turnover rateD	13%	27%	23%	19%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.7	20.6
Fannie Mae	9.5	5.3
Verizon Communications, Inc.	1.7	1.0
Ginnie Mae	1.6	1.5
Freddie Mac	1.3	2.0
	29.8
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 28.1%	U.S. Government and U.S. Government Agency Obligations 29.6%
AAA,AA,A 6.4%	AAA,AA,A 5.9%
BBB 13.4%	BBB 12.9%
BB and Below 4.9%	BB and Below 5.6%
Not Rated 0.3%	Not Rated 0.2%
Equities* 30.4%	Equities** 31.3%
Short-Term Investments and Net Other Assets 16.5%	Short-Term Investments and Net Other Assets 14.5%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.4
Exxon Mobil Corp.	0.3	0.3
Actavis PLC	0.3	0.2
Bank of America Corp.	0.2	0.3
The Coca-Cola Co.	0.2	0.2
	1.5
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.6	16.9
Consumer Discretionary	5.4	5.9
Energy	4.9	5.3
Information Technology	4.9	4.8
Health Care	4.4	4.5
Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 30.3%	Stock Class and Equity Futures** 33.2%
Bond Class 52.6%	Bond Class 52.9%
Short-Term Class 17.1%	Short-Term Class 13.9%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 15.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 30.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	231,121	$ 2,068,534
Fidelity Consumer Discretionary Central Fund (b)	99,073	21,176,863
Fidelity Consumer Staples Central Fund (b)	77,051	15,805,384
Fidelity Emerging Markets Equity Central Fund (b)	40,271	8,547,434
Fidelity Energy Central Fund (b)	98,120	15,186,952
Fidelity Financials Central Fund (b)	417,143	34,998,326
Fidelity Health Care Central Fund (b)	83,051	25,731,828
Fidelity Industrials Central Fund (b)	87,961	19,083,057
Fidelity Information Technology Central Fund (b)	130,721	34,374,383
Fidelity International Equity Central Fund (b)	722,057	57,136,336
Fidelity Materials Central Fund (b)	30,914	7,108,586
Fidelity Telecom Services Central Fund (b)	23,464	3,844,573
Fidelity Utilities Central Fund (b)	45,075	6,992,871
TOTAL EQUITY CENTRAL FUNDS (Cost $187,544,433)		252,055,127
Fixed-Income Central Funds - 54.5%

High Yield Fixed-Income Funds - 4.6%
Fidelity Emerging Markets Debt Central Fund (b)	405,418	4,078,506
Fidelity Floating Rate Central Fund (b)	155,068	16,620,152
Fidelity High Income Central Fund 1 (b)	161,159	16,438,202
TOTAL HIGH YIELD FIXED-INCOME FUNDS		37,136,860
Investment Grade Fixed-Income Funds - 49.9%
Fidelity Inflation-Protected Bond Index Central Fund (b)	96,685	9,584,419
Fidelity Investment Grade Bond Central Fund (b)	3,716,170	397,927,512
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		407,511,931
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $432,452,062)		444,648,791
Money Market Central Funds - 14.6%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a)	96,769,287	$ 96,769,287
Fidelity Money Market Central Fund, 0.26% (a)	22,473,758	22,473,758
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $119,243,045)		119,243,045
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 10/16/14 (Cost $69,998)	$ 70,000	69,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $739,309,538)	816,016,962
NET OTHER ASSETS (LIABILITIES) - 0.0%	359,068
NET ASSETS - 100%	$ 816,376,030
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 80,722
Fidelity Commodity Strategy Central Fund	1,731
Fidelity Consumer Discretionary Central Fund	207,516
Fidelity Consumer Staples Central Fund	383,291
Fidelity Emerging Markets Debt Central Fund	221,913
Fidelity Emerging Markets Equity Central Fund	62,444
Fidelity Energy Central Fund	215,306
Fund	Income earned
Fidelity Financials Central Fund	$ 515,556
Fidelity Floating Rate Central Fund	984,755
Fidelity Health Care Central Fund	103,066
Fidelity High Income Central Fund 1	889,467
Fidelity Industrials Central Fund	268,044
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	215,716
Fidelity International Equity Central Fund	1,747,181
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	9,300,853
Fidelity Materials Central Fund	102,331
Fidelity Money Market Central Fund	55,162
Fidelity Telecom Services Central Fund	148,629
Fidelity Utilities Central Fund	164,644
Total	$ 15,668,332
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,742,821	$ 572,398	$ 94,224	$ 2,068,534	0.6%
Fidelity Consumer Discretionary Central Fund	19,420,783	5,484,206	5,165,699	21,176,863	1.5%
Fidelity Consumer Staples Central Fund	13,337,716	4,096,799	3,339,470	15,805,384	1.4%
Fidelity Emerging Markets Debt Central Fund	2,950,827	1,259,163	101,942	4,078,506	3.4%
Fidelity Emerging Markets Equity Central Fund	-	8,889,283	72,628	8,547,434	1.9%
Fidelity Energy Central Fund	13,896,427	4,186,953	3,781,153	15,186,952	1.4%
Fidelity Financials Central Fund	27,829,819	9,393,724	6,151,071	34,998,326	1.5%
Fidelity Floating Rate Central Fund	17,596,324	6,879,834	8,064,278	16,620,152	1.0%
Fidelity Health Care Central Fund	19,099,953	4,453,746	4,706,135	25,731,828	1.4%
Fidelity High Income Central Fund 1	12,137,215	4,713,502	407,768	16,438,202	3.6%
Fidelity Industrials Central Fund	16,925,416	5,272,187	4,523,900	19,083,057	1.5%
Fidelity Inflation-Protected Bond Index Central Fund	11,898,955	4,116,617	6,385,833	9,584,419	3.5%
Fidelity Information Technology Central Fund	26,700,966	6,925,739	4,111,389	34,374,383	1.4%
Fidelity International Equity Central Fund	47,258,718	19,676,506	10,157,414	57,136,336	2.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	288,875,929	126,539,884	23,108,619	397,927,512	5.2%
Fidelity Materials Central Fund	5,677,622	1,809,668	980,922	7,108,586	1.5%
Fidelity Telecom Services Central Fund	3,800,294	1,151,927	1,233,863	3,844,573	1.3%
Fidelity Utilities Central Fund	5,425,376	1,774,093	1,294,512	6,992,871	1.4%
Total	$ 534,575,161	$ 217,196,229	$ 83,680,820	$ 696,703,918
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 252,055,127	$ 252,055,127	$ -	$ -
Fixed-Income Central Funds	444,648,791	444,648,791	-	-
Money Market Central Funds	119,243,045	119,243,045	-	-
U.S. Treasury Obligations	69,999	-	69,999	-
Total Investments in Securities:	$ 816,016,962	$ 815,946,963	$ 69,999	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.5%
United Kingdom	3.0%
Japan	1.4%
Mexico	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	9.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $69,998)	$ 69,999
Fidelity Central Funds (cost $739,239,540)	815,946,963
Total Investments (cost $739,309,538)		$ 816,016,962
Receivable for investments sold		224,946
Receivable for fund shares sold		3,544,919
Distributions receivable from Fidelity Central Funds		9,049
Other receivables		2,082
Total assets		819,797,958

Liabilities
Payable for investments purchased	$ 2,583,427
Payable for fund shares redeemed	434,459
Accrued management fee	278,774
Distribution and service plan fees payable	23,419
Other affiliated payables	79,682
Other payables and accrued expenses	22,167
Total liabilities		3,421,928

Net Assets		$ 816,376,030
Net Assets consist of:
Paid in capital		$ 758,725,367
Undistributed net investment income		791,371
Accumulated undistributed net realized gain (loss) on investments		(19,848,132)
Net unrealized appreciation (depreciation) on investments		76,707,424
Net Assets		$ 816,376,030

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,070,916 ÷ 2,061,346 shares)		$ 10.71

Maximum offering price per share (100/94.25 of $10.71)		$ 11.36
Class T: Net Asset Value and redemption price per share ($9,932,234 ÷ 928,299 shares)		$ 10.70

Maximum offering price per share (100/96.50 of $10.70)		$ 11.09
Class B: Net Asset Value and offering price per share ($873,008 ÷ 81,700 shares)A		$ 10.69

Class C: Net Asset Value and offering price per share ($16,975,944 ÷ 1,592,865 shares)A		$ 10.66

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($757,907,803 ÷ 70,772,464 shares)		$ 10.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,616,125 ÷ 804,524 shares)		$ 10.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 205
Income from Fidelity Central Funds		15,668,332
Total income		15,668,537

Expenses
Management fee	$ 3,016,680
Transfer agent fees	600,371
Distribution and service plan fees	243,531
Accounting fees and expenses	277,693
Custodian fees and expenses	1,951
Independent trustees' compensation	2,962
Registration fees	118,893
Audit	37,756
Legal	2,023
Miscellaneous	4,593
Total expenses before reductions	4,306,453
Expense reductions	(6,648)	4,299,805
Net investment income (loss)		11,368,732
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Fidelity Central Funds	844,278
Futures contracts	999,546
Capital gain distributions from Fidelity Central Funds	63,247
Total net realized gain (loss)		1,907,071
Change in net unrealized appreciation (depreciation) on: Investment securities	27,769,070
Futures contracts	(32,074)
Total change in net unrealized appreciation (depreciation)		27,736,996
Net gain (loss)		29,644,067
Net increase (decrease) in net assets resulting from operations		$ 41,012,799

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,368,732	$ 7,059,582
Net realized gain (loss)	1,907,071	(90,818)
Change in net unrealized appreciation (depreciation)	27,736,996	21,625,354
Net increase (decrease) in net assets resulting from operations	41,012,799	28,594,118
Distributions to shareholders from net investment income	(11,374,832)	(6,529,336)
Distributions to shareholders from net realized gain	(11,398,470)	(7,146,966)
Total distributions	(22,773,302)	(13,676,302)
Share transactions - net increase (decrease)	197,925,492	191,780,334
Total increase (decrease) in net assets	216,164,989	206,698,150

Net Assets
Beginning of period	600,211,041	393,512,891
End of period (including undistributed net investment income of $791,371 and undistributed net investment income of $797,470, respectively)	$ 816,376,030	$ 600,211,041

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) C	.14	.12	.14	.16	.17
Net realized and unrealized gain (loss)	.46	.44	.89	.01	.67
Total from investment operations	.60	.56	1.03	.17	.84
Distributions from net investment income	(.13)	(.11)	(.14)	(.15)	(.17)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.32) G	(.28)	(.25)	(.46)	(.22)
Net asset value, end of period	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66
Total ReturnA, B	5.83%	5.64%	11.20%	1.67%	9.39%
Ratios to Average Net Assets D, F
Expenses before reductions	.85%	.87%	.89%	.91%	.98%
Expenses net of fee waivers, if any	.85%	.87%	.89%	.90%	.90%
Expenses net of all reductions	.85%	.87%	.88%	.89%	.89%
Net investment income (loss)	1.29%	1.15%	1.46%	1.63%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,071	$ 15,100	$ 11,431	$ 9,024	$ 7,495
Portfolio turnover rateE	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Income from Investment Operations
Net investment income (loss) C	.11	.09	.12	.14	.15
Net realized and unrealized gain (loss)	.46	.44	.89	.01	.67
Total from investment operations	.57	.53	1.01	.15	.82
Distributions from net investment income	(.10)	(.08)	(.12)	(.13)	(.15)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.29) G	(.25)	(.23)	(.44)	(.20)
Net asset value, end of period	$ 10.70	$ 10.42	$ 10.14	$ 9.36	$ 9.65
Total ReturnA, B	5.53%	5.37%	10.91%	1.47%	9.15%
Ratios to Average Net Assets D, F
Expenses before reductions	1.13%	1.13%	1.14%	1.13%	1.19%
Expenses net of fee waivers, if any	1.13%	1.13%	1.14%	1.13%	1.15%
Expenses net of all reductions	1.13%	1.13%	1.13%	1.13%	1.14%
Net investment income (loss)	1.01%	.89%	1.21%	1.39%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,932	$ 7,064	$ 6,542	$ 4,885	$ 5,800
Portfolio turnover rateE	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Income from Investment Operations
Net investment income (loss) C	.05	.04	.07	.09	.10
Net realized and unrealized gain (loss)	.47	.44	.89	- G	.67
Total from investment operations	.52	.48	.96	.09	.77
Distributions from net investment income	(.05)	(.04)	(.07)	(.07)	(.11)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.24) H	(.21)	(.18)	(.38)	(.15) I
Net asset value, end of period	$ 10.69	$ 10.41	$ 10.14	$ 9.36	$ 9.65
Total ReturnA, B	5.02%	4.81%	10.37%	.89%	8.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.63%	1.66%	1.68%	1.70%	1.78%
Expenses net of fee waivers, if any	1.63%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.51%	.37%	.69%	.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 873	$ 1,078	$ 1,118	$ 1,076	$ 1,336
Portfolio turnover rateE	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.183 per share.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.12	$ 9.34	$ 9.63	$ 9.01
Income from Investment Operations
Net investment income (loss) C	.06	.04	.07	.09	.10
Net realized and unrealized gain (loss)	.46	.43	.89	.01	.67
Total from investment operations	.52	.47	.96	.10	.77
Distributions from net investment income	(.06)	(.04)	(.07)	(.08)	(.10)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.24)	(.21)	(.18)	(.39)	(.15)
Net asset value, end of period	$ 10.66	$ 10.38	$ 10.12	$ 9.34	$ 9.63
Total ReturnA, B	5.09%	4.75%	10.41%	.92%	8.63%
Ratios to Average Net Assets D, F
Expenses before reductions	1.62%	1.64%	1.66%	1.67%	1.72%
Expenses net of fee waivers, if any	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.52%	.39%	.69%	.88%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,976	$ 12,001	$ 7,937	$ 5,967	$ 4,789
Portfolio turnover rateE	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) B	.17	.15	.17	.19	.19
Net realized and unrealized gain (loss)	.46	.44	.89	.01	.67
Total from investment operations	.63	.59	1.06	.20	.86
Distributions from net investment income	(.17)	(.14)	(.17)	(.18)	(.19)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.35)	(.31)	(.28)	(.49)	(.24)
Net asset value, end of period	$ 10.71	$ 10.43	$ 10.15	$ 9.37	$ 9.66
Total ReturnA	6.19%	5.96%	11.53%	1.98%	9.67%
Ratios to Average Net Assets C, E
Expenses before reductions	.55%	.56%	.58%	.61%	.69%
Expenses net of fee waivers, if any	.55%	.56%	.58%	.61%	.65%
Expenses net of all reductions	.55%	.56%	.58%	.60%	.64%
Net investment income (loss)	1.59%	1.46%	1.76%	1.92%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 757,908	$ 560,306	$ 364,386	$ 208,380	$ 109,249
Portfolio turnover rateD	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.16	$ 9.37	$ 9.66	$ 9.04
Income from Investment Operations
Net investment income (loss) B	.16	.14	.17	.19	.19
Net realized and unrealized gain (loss)	.47	.44	.90	- F	.67
Total from investment operations	.63	.58	1.07	.19	.86
Distributions from net investment income	(.16)	(.13)	(.17)	(.18)	(.19)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)
Total distributions	(.35) G	(.31) H	(.28)	(.48) I	(.24)
Net asset value, end of period	$ 10.71	$ 10.43	$ 10.16	$ 9.37	$ 9.66
Total ReturnA	6.12%	5.81%	11.56%	1.93%	9.67%
Ratios to Average Net Assets C, E
Expenses before reductions	.62%	.62%	.65%	.63%	.71%
Expenses net of fee waivers, if any	.62%	.62%	.65%	.63%	.65%
Expenses net of all reductions	.62%	.62%	.64%	.62%	.64%
Net investment income (loss)	1.52%	1.40%	1.69%	1.90%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,616	$ 4,663	$ 2,099	$ 1,218	$ 1,168
Portfolio turnover rateD	13%	20%	21%	21%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

H Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

I Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.8	18.4
Fannie Mae	8.3	4.8
Verizon Communications, Inc.	1.5	0.9
Ginnie Mae	1.4	1.3
Freddie Mac	1.2	1.9
	26.2
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 24.7%	U.S. Government and U.S. Government Agency Obligations 26.4%
AAA,AA,A 5.5%	AAA,AA,A 5.3%
BBB 11.9%	BBB 11.6%
BB and Below 4.8%	BB and Below 5.5%
Not Rated 0.3%	Not Rated 0.2%
Equities* 40.4%	Equities 40.8%
Short-Term Investments and Net Other Assets 12.4%	Short-Term Investments and Net Other Assets 10.2%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.5
Exxon Mobil Corp.	0.3	0.4
Actavis PLC	0.3	0.3
The Coca-Cola Co.	0.3	0.3
Facebook, Inc. Class A	0.3	0.3
	1.8
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	16.2
Consumer Discretionary	6.7	7.3
Information Technology	6.3	6.6
Health Care	5.7	5.4
Energy	5.7	5.8
Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 40.6%	Stock Class and Equity Futures 42.9%
Bond Class 46.6%	Bond Class 47.9%
Short-Term Class 12.8%	Short-Term Class 9.2%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 19.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 41.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	234,311	$ 2,097,081
Fidelity Consumer Discretionary Central Fund (b)	133,423	28,519,121
Fidelity Consumer Staples Central Fund (b)	103,563	21,243,847
Fidelity Emerging Markets Equity Central Fund (b)	66,397	14,092,797
Fidelity Energy Central Fund (b)	122,812	19,008,861
Fidelity Financials Central Fund (b)	557,548	46,778,280
Fidelity Health Care Central Fund (b)	111,571	34,567,961
Fidelity Industrials Central Fund (b)	117,813	25,559,578
Fidelity Information Technology Central Fund (b)	174,701	45,939,403
Fidelity International Equity Central Fund (b)	1,004,462	79,483,079
Fidelity Materials Central Fund (b)	41,723	9,594,305
Fidelity Telecom Services Central Fund (b)	31,522	5,164,901
Fidelity Utilities Central Fund (b)	60,780	9,429,374
TOTAL EQUITY CENTRAL FUNDS (Cost $265,166,645)		341,478,588
Fixed-Income Central Funds - 48.3%

High Yield Fixed-Income Funds - 4.5%
Fidelity Emerging Markets Debt Central Fund (b)	408,265	4,107,144
Fidelity Floating Rate Central Fund (b)	157,058	16,833,483
Fidelity High Income Central Fund 1 (b)	159,872	16,306,904
TOTAL HIGH YIELD FIXED-INCOME FUNDS		37,247,531
Investment Grade Fixed-Income Funds - 43.8%
Fidelity Inflation-Protected Bond Index Central Fund (b)	97,398	9,655,040
Fidelity Investment Grade Bond Central Fund (b)	3,280,592	351,285,747
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		360,940,787
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $389,358,625)		398,188,318
Money Market Central Funds - 10.3%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a)	74,509,297	$ 74,509,297
Fidelity Money Market Central Fund, 0.26% (a)	10,310,978	10,310,978
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $84,820,275)		84,820,275
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 11/13/14 (Cost $39,999)	$ 40,000	40,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $739,385,544)	824,527,181
NET OTHER ASSETS (LIABILITIES) - 0.0%	20,899
NET ASSETS - 100%	$ 824,548,080
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,100
Fidelity Commodity Strategy Central Fund	1,164
Fidelity Consumer Discretionary Central Fund	261,827
Fidelity Consumer Staples Central Fund	483,037
Fidelity Emerging Markets Debt Central Fund	210,086
Fidelity Emerging Markets Equity Central Fund	166,561
Fidelity Energy Central Fund	264,780
Fidelity Financials Central Fund	648,165
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 927,321
Fidelity Health Care Central Fund	129,117
Fidelity High Income Central Fund 1	831,083
Fidelity Industrials Central Fund	337,281
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	274,587
Fidelity International Equity Central Fund	2,102,565
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	7,832,932
Fidelity Materials Central Fund	128,942
Fidelity Money Market Central Fund	25,308
Fidelity Telecom Services Central Fund	184,415
Fidelity Utilities Central Fund	207,733
Total	$ 15,072,009
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 2,451,403	$ 21,279	$ 2,097,081	0.6%
Fidelity Consumer Discretionary Central Fund	21,759,568	9,740,816	4,700,158	28,519,121	2.0%
Fidelity Consumer Staples Central Fund	14,937,195	7,145,882	2,940,570	21,243,847	1.8%
Fidelity Emerging Markets Debt Central Fund	2,596,655	1,609,017	63,946	4,107,144	3.4%
Fidelity Emerging Markets Equity Central Fund	5,541,126	8,833,927	357,425	14,092,797	3.1%
Fidelity Energy Central Fund	15,512,706	7,136,337	4,730,760	19,008,861	1.7%
Fidelity Financials Central Fund	31,213,888	15,680,232	4,919,078	46,778,280	2.0%
Fidelity Floating Rate Central Fund	15,310,024	8,854,408	7,497,292	16,833,483	1.0%
Fidelity Health Care Central Fund	21,753,919	8,549,638	4,331,923	34,567,961	1.9%
Fidelity High Income Central Fund 1	10,590,437	6,024,677	255,782	16,306,904	3.6%
Fidelity Industrials Central Fund	18,962,897	9,073,176	4,054,202	25,559,578	2.0%
Fidelity Inflation-Protected Bond Index Central Fund	10,464,027	4,852,472	5,614,904	9,655,040	3.6%
Fidelity Information Technology Central Fund	29,853,604	12,530,376	2,497,899	45,939,403	1.9%
Fidelity International Equity Central Fund	51,863,346	36,184,203	8,210,096	79,483,079	2.8%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	227,900,863	136,592,251	17,841,621	351,285,747	4.6%
Fidelity Materials Central Fund	6,337,248	3,199,695	648,991	9,594,305	2.0%
Fidelity Telecom Services Central Fund	4,227,092	1,971,243	1,181,702	5,164,901	1.8%
Fidelity Utilities Central Fund	6,497,366	3,147,422	1,524,749	9,429,374	2.0%
Total	$ 495,321,961	$ 283,577,175	$ 71,392,377	$ 739,666,906
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 341,478,588	$ 341,478,588	$ -	$ -
Fixed-Income Central Funds	398,188,318	398,188,318	-	-
Money Market Central Funds	84,820,275	84,820,275	-	-
U.S. Treasury Obligations	40,000	-	40,000	-
Total Investments in Securities:	$ 824,527,181	$ 824,487,181	$ 40,000	$ -
Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.5%
United Kingdom	3.8%
Japan	1.8%
Ireland	1.1%
Netherlands	1.0%
France	1.0%
Others (Individually Less Than 1%)	10.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $39,999)	$ 40,000
Fidelity Central Funds (cost $739,345,545)	824,487,181
Total Investments (cost $739,385,544)		$ 824,527,181
Receivable for investments sold		240,865
Receivable for fund shares sold		1,218,050
Distributions receivable from Fidelity Central Funds		2,152
Other receivables		2,642
Total assets		825,990,890

Liabilities
Payable for investments purchased	$ 731,770
Payable for fund shares redeemed	300,496
Accrued management fee	283,327
Distribution and service plan fees payable	22,807
Other affiliated payables	82,288
Other payables and accrued expenses	22,122
Total liabilities		1,442,810

Net Assets		$ 824,548,080
Net Assets consist of:
Paid in capital		$ 756,729,134
Undistributed net investment income		2,714,089
Accumulated undistributed net realized gain (loss) on investments		(20,036,780)
Net unrealized appreciation (depreciation) on investments		85,141,637
Net Assets		$ 824,548,080

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,419,086 ÷ 2,319,850 shares)		$ 10.96

Maximum offering price per share (100/94.25 of $10.96)		$ 11.63
Class T: Net Asset Value and redemption price per share ($8,295,410 ÷ 758,462 shares)		$ 10.94

Maximum offering price per share (100/96.50 of $10.94)		$ 11.34
Class B: Net Asset Value and offering price per share ($1,189,134 ÷ 108,554 shares)A		$ 10.95

Class C: Net Asset Value and offering price per share ($15,768,807 ÷ 1,445,700 shares)A		$ 10.91

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($769,619,212 ÷ 70,233,717 shares)		$ 10.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,256,431 ÷ 388,416 shares)		$ 10.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 188
Income from Fidelity Central Funds		15,072,009
Total income		15,072,197

Expenses
Management fee	$ 2,871,181
Transfer agent fees	588,438
Distribution and service plan fees	231,759
Accounting fees and expenses	267,055
Custodian fees and expenses	1,918
Independent trustees' compensation	2,786
Registration fees	132,034
Audit	37,764
Legal	1,821
Miscellaneous	4,033
Total expenses before reductions	4,138,789
Expense reductions	(7,909)	4,130,880
Net investment income (loss)		10,941,317
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8
Fidelity Central Funds	501,487
Futures contracts	1,065,817
Capital gain distributions from Fidelity Central Funds	56,533
Total net realized gain (loss)		1,623,845
Change in net unrealized appreciation (depreciation) on: Investment securities	31,658,660
Futures contracts	(72,588)
Total change in net unrealized appreciation (depreciation)		31,586,072
Net gain (loss)		33,209,917
Net increase (decrease) in net assets resulting from operations		$ 44,151,234

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,941,317	$ 6,573,207
Net realized gain (loss)	1,623,845	(287,180)
Change in net unrealized appreciation (depreciation)	31,586,072	29,300,784
Net increase (decrease) in net assets resulting from operations	44,151,234	35,586,811
Distributions to shareholders from net investment income	(10,627,197)	(5,312,844)
Distributions to shareholders from net realized gain	(15,119,456)	(4,958,079)
Total distributions	(25,746,653)	(10,270,923)
Share transactions - net increase (decrease)	276,870,491	147,547,780
Total increase (decrease) in net assets	295,275,072	172,863,668

Net Assets
Beginning of period	529,273,008	356,409,340
End of period (including undistributed net investment income of $2,714,089 and undistributed net investment income of $2,395,963, respectively)	$ 824,548,080	$ 529,273,008

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) C	.14	.12	.14	.16	.16
Net realized and unrealized gain (loss)	.59	.66	1.07	(.06)	.70
Total from investment operations	.73	.78	1.21	.10	.86
Distributions from net investment income	(.15)	(.10)	(.14)	(.14)	(.15)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.43)	(.23)	(.23)	(.42)	(.18)
Net asset value, end of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnA, B	6.98%	7.88%	13.47%	.91%	9.96%
Ratios to Average Net Assets D, F
Expenses before reductions	.85%	.87%	.90%	.95%	1.06%
Expenses net of fee waivers, if any	.85%	.87%	.90%	.90%	.90%
Expenses net of all reductions	.85%	.86%	.89%	.89%	.89%
Net investment income (loss)	1.31%	1.21%	1.49%	1.61%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,419	$ 16,042	$ 14,048	$ 10,337	$ 6,308
Portfolio turnover rateE	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.09	$ 9.12	$ 9.44	$ 8.76
Income from Investment Operations
Net investment income (loss) C	.11	.10	.12	.13	.14
Net realized and unrealized gain (loss)	.59	.66	1.06	(.05)	.70
Total from investment operations	.70	.76	1.18	.08	.84
Distributions from net investment income	(.12)	(.08)	(.12)	(.12)	(.13)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.40)	(.21)	(.21)	(.40)	(.16)
Net asset value, end of period	$ 10.94	$ 10.64	$ 10.09	$ 9.12	$ 9.44
Total ReturnA, B	6.72%	7.62%	13.09%	.68%	9.69%
Ratios to Average Net Assets D, F
Expenses before reductions	1.12%	1.14%	1.17%	1.19%	1.32%
Expenses net of fee waivers, if any	1.12%	1.14%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.12%	1.13%	1.14%	1.14%	1.14%
Net investment income (loss)	1.04%	.94%	1.24%	1.36%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,295	$ 6,969	$ 4,803	$ 3,760	$ 2,972
Portfolio turnover rateE	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.10	$ 9.12	$ 9.44	$ 8.75
Income from Investment Operations
Net investment income (loss) C	.06	.04	.07	.08	.09
Net realized and unrealized gain (loss)	.58	.67	1.06	(.06)	.71
Total from investment operations	.64	.71	1.13	.02	.80
Distributions from net investment income	(.07)	(.02)	(.06)	(.07)	(.08)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.35)	(.15)	(.15)	(.34) G	(.11)
Net asset value, end of period	$ 10.95	$ 10.66	$ 10.10	$ 9.12	$ 9.44
Total ReturnA, B	6.10%	7.11%	12.56%	.13%	9.20%
Ratios to Average Net Assets D, F
Expenses before reductions	1.61%	1.68%	1.70%	1.73%	1.82%
Expenses net of fee waivers, if any	1.61%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.55%	.43%	.74%	.86%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,189	$ 776	$ 839	$ 856	$ 1,075
Portfolio turnover rateE	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.08	$ 9.11	$ 9.43	$ 8.76
Income from Investment Operations
Net investment income (loss) C	.06	.04	.07	.08	.09
Net realized and unrealized gain (loss)	.58	.66	1.06	(.05)	.70
Total from investment operations	.64	.70	1.13	.03	.79
Distributions from net investment income	(.07)	(.03)	(.08)	(.08)	(.09)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.35)	(.16)	(.16) H	(.35) G	(.12)
Net asset value, end of period	$ 10.91	$ 10.62	$ 10.08	$ 9.11	$ 9.43
Total ReturnA, B	6.17%	7.02%	12.59%	.22%	9.07%
Ratios to Average Net Assets D, F
Expenses before reductions	1.62%	1.64%	1.67%	1.70%	1.82%
Expenses net of fee waivers, if any	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.54%	.44%	.74%	.86%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,769	$ 9,272	$ 6,814	$ 3,911	$ 2,193
Portfolio turnover rateE	11%	22%	21%	20%	22%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) B	.17	.16	.18	.18	.18
Net realized and unrealized gain (loss)	.59	.65	1.06	(.06)	.71
Total from investment operations	.76	.81	1.24	.12	.89
Distributions from net investment income	(.18)	(.13)	(.17)	(.17)	(.18)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.46)	(.26)	(.26)	(.44) F	(.21)
Net asset value, end of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnA	7.29%	8.21%	13.78%	1.17%	10.28%
Ratios to Average Net Assets C, E
Expenses before reductions	.56%	.57%	.59%	.64%	.76%
Expenses net of fee waivers, if any	.56%	.57%	.59%	.64%	.65%
Expenses net of all reductions	.56%	.56%	.58%	.63%	.64%
Net investment income (loss)	1.60%	1.51%	1.81%	1.87%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 769,619	$ 495,019	$ 328,995	$ 146,236	$ 77,613
Portfolio turnover rateD	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Income from Investment Operations
Net investment income (loss) B	.17	.15	.17	.18	.18
Net realized and unrealized gain (loss)	.58	.66	1.06	(.06)	.71
Total from investment operations	.75	.81	1.23	.12	.89
Distributions from net investment income	(.18)	(.13)	(.16)	(.16)	(.18)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)
Total distributions	(.45) F	(.26)	(.25)	(.44)	(.21)
Net asset value, end of period	$ 10.96	$ 10.66	$ 10.11	$ 9.13	$ 9.45
Total ReturnA	7.25%	8.15%	13.74%	1.15%	10.28%
Ratios to Average Net Assets C, E
Expenses before reductions	.58%	.63%	.66%	.68%	.76%
Expenses net of fee waivers, if any	.58%	.63%	.65%	.65%	.65%
Expenses net of all reductions	.57%	.62%	.64%	.64%	.64%
Net investment income (loss)	1.59%	1.45%	1.74%	1.86%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,256	$ 1,196	$ 911	$ 580	$ 882
Portfolio turnover rateD	11%	22%	21%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.6
Exxon Mobil Corp.	0.4	0.4
Actavis PLC	0.4	0.3
The Coca-Cola Co.	0.4	0.3
Facebook, Inc. Class A	0.4	0.4
Bank of America Corp.	0.4	0.4
British American Tobacco PLC sponsored ADR	0.4	0.4
JPMorgan Chase & Co.	0.4	0.4
Citigroup, Inc.	0.4	0.3
Berkshire Hathaway, Inc. Class B	0.3	0.2
	4.2
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.8	16.4
Consumer Discretionary	7.8	8.3
Information Technology	7.8	8.1
Health Care	6.8	7.0
Industrials	6.4	6.9
Top Five Bond Issuers as of September 30, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.4	16.4
Fannie Mae	7.3	4.3
Verizon Communications, Inc.	1.3	0.8
Ginnie Mae	1.2	1.2
Freddie Mac	1.0	1.6
	23.2
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 21.9%	U.S. Government and U.S. Government Agency Obligations 23.5%
AAA,AA,A 4.5%	AAA,AA,A 4.4%
BBB 10.8%	BBB 10.4%
BB and Below 4.7%	BB and Below 5.4%
Not Rated 0.3%	Not Rated 0.2%
Equities* 50.4%	Equities 50.7%
Short-Term Investments and Net Other Assets 7.4%	Short-Term Investments and Net Other Assets 5.4%

* Includes investments in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 50.7%	Stock Class and Equity Futures 52.8%
Bond Class 41.7%	Bond Class 42.8%
Short-Term Class 7.6%	Short-Term Class 4.4%

* Includes investments in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 23% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 51.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,287,238	$ 20,470,784
Fidelity Consumer Discretionary Central Fund (b)	1,632,887	349,029,597
Fidelity Consumer Staples Central Fund (b)	1,271,832	260,890,931
Fidelity Emerging Markets Equity Central Fund (b)	768,284	163,068,383
Fidelity Energy Central Fund (b)	1,519,319	235,160,131
Fidelity Financials Central Fund (b)	6,828,277	572,892,452
Fidelity Health Care Central Fund (b)	1,378,959	427,242,889
Fidelity Industrials Central Fund (b)	1,437,391	311,842,081
Fidelity Information Technology Central Fund (b)	2,138,937	562,454,955
Fidelity International Equity Central Fund (b)	12,731,386	1,007,434,589
Fidelity Materials Central Fund (b)	511,925	117,717,077
Fidelity Telecom Services Central Fund (b)	365,204	59,838,623
Fidelity Utilities Central Fund (b)	749,093	116,214,245
TOTAL EQUITY CENTRAL FUNDS (Cost $2,749,239,114)		4,204,256,737
Fixed-Income Central Funds - 43.2%

High Yield Fixed-Income Funds - 4.4%
Fidelity Emerging Markets Debt Central Fund (b)	4,025,254	40,494,059
Fidelity Floating Rate Central Fund (b)	1,544,755	165,566,828
Fidelity High Income Central Fund 1 (b)	1,552,181	158,322,446
TOTAL HIGH YIELD FIXED-INCOME FUNDS		364,383,333
Investment Grade Fixed-Income Funds - 38.8%
Fidelity Inflation-Protected Bond Index Central Fund (b)	963,456	95,507,367
Fidelity Investment Grade Bond Central Fund (b)	28,584,665	3,060,845,980
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,156,353,347
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,337,706,414)		3,520,736,680
Money Market Central Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a)	357,542,133	$ 357,542,133
Fidelity Money Market Central Fund, 0.26% (a)	55,270,300	55,270,300
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $412,812,433)		412,812,433
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 11/13/14 (Cost $1,239,963)	$ 1,240,000	1,239,970
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,500,997,924)	8,139,045,820
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,442,100)
NET ASSETS - 100%	$ 8,136,603,720
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 284,701
Fidelity Commodity Strategy Central Fund	11,452
Fidelity Consumer Discretionary Central Fund	3,635,941
Fidelity Consumer Staples Central Fund	6,681,483
Fidelity Emerging Markets Debt Central Fund	2,390,497
Fidelity Emerging Markets Equity Central Fund	1,976,658
Fidelity Energy Central Fund	3,749,408
Fund	Income earned
Fidelity Financials Central Fund	$ 9,098,523
Fidelity Floating Rate Central Fund	10,330,354
Fidelity Health Care Central Fund	1,832,707
Fidelity High Income Central Fund 1	9,429,029
Fidelity Industrials Central Fund	4,718,887
Fidelity Inflation-Protected Bond Index Central Fund	48
Fidelity Information Technology Central Fund	3,772,034
Fidelity International Equity Central Fund	30,045,153
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	79,831,922
Fidelity Materials Central Fund	1,800,894
Fidelity Money Market Central Fund	135,660
Fidelity Telecom Services Central Fund	2,549,183
Fidelity Utilities Central Fund	2,905,370
Total	$ 175,179,904
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 24,230,589	$ 357,332	$ 20,470,784	6.1%
Fidelity Consumer Discretionary Central Fund	368,560,570	12,148,535	60,164,493	349,029,597	24.4%
Fidelity Consumer Staples Central Fund	258,773,766	12,799,420	41,330,183	260,890,931	22.4%
Fidelity Emerging Markets Debt Central Fund	36,891,425	5,243,816	1,332,308	40,494,059	33.6%
Fidelity Emerging Markets Equity Central Fund	78,408,818	89,691,661	7,071,109	163,068,383	35.6%
Fidelity Energy Central Fund	276,275,508	10,134,585	69,151,198	235,160,131	21.2%
Fidelity Financials Central Fund	539,003,304	34,478,180	74,526,652	572,892,452	24.0%
Fidelity Floating Rate Central Fund	179,583,040	64,112,212	80,450,233	165,566,828	10.0%
Fidelity Health Care Central Fund	374,363,101	8,713,602	81,310,646	427,242,889	23.7%
Fidelity High Income Central Fund 1	149,804,934	13,105,102	5,350,606	158,322,446	34.6%
Fidelity Industrials Central Fund	328,283,346	12,544,316	57,606,634	311,842,081	24.0%
Fidelity Inflation-Protected Bond Index Central Fund	111,552,515	20,560,285	36,437,910	95,507,367	35.2%
Fidelity Information Technology Central Fund	530,928,191	13,958,418	70,768,674	562,454,955	22.7%
Fidelity International Equity Central Fund	972,640,958	95,576,467	73,282,076	1,007,434,589	35.5%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,938,536,954	306,792,199	233,703,333	3,060,845,980	39.9%
Fidelity Materials Central Fund	110,303,999	4,538,795	8,763,968	117,717,077	24.4%
Fidelity Telecom Services Central Fund	73,845,562	4,134,427	20,647,469	59,838,623	20.9%
Fidelity Utilities Central Fund	108,198,241	5,496,310	17,451,398	116,214,245	24.1%
Total	$ 7,435,954,232	$ 738,258,919	$ 939,706,222	$ 7,724,993,417
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,204,256,737	$ 4,204,256,737	$ -	$ -
Fixed-Income Central Funds	3,520,736,680	3,520,736,680	-	-
Money Market Central Funds	412,812,433	412,812,433	-	-
U.S. Treasury Obligations	1,239,970	-	1,239,970	-
Total Investments in Securities:	$ 8,139,045,820	$ 8,137,805,850	$ 1,239,970	$ -

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.0%
United Kingdom	4.4%
Japan	2.4%
Ireland	1.4%
France	1.2%
Switzerland	1.1%
Netherlands	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	10.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,239,963)	$ 1,239,970
Fidelity Central Funds (cost $6,499,757,961)	8,137,805,850
Total Investments (cost $6,500,997,924)		$ 8,139,045,820
Receivable for investments sold		4,491,781
Receivable for fund shares sold		3,146,003
Distributions receivable from Fidelity Central Funds		34,501
Other receivables		282,786
Total assets		8,147,000,891

Liabilities
Payable for fund shares redeemed	$ 5,556,032
Accrued management fee	3,431,138
Transfer agent fee payable	935,039
Distribution and service plan fees payable	64,532
Other affiliated payables	133,908
Other payables and accrued expenses	276,522
Total liabilities		10,397,171

Net Assets		$ 8,136,603,720
Net Assets consist of:
Paid in capital		$ 6,903,879,307
Undistributed net investment income		24,449,213
Accumulated undistributed net realized gain (loss) on investments		(429,772,696)
Net unrealized appreciation (depreciation) on investments		1,638,047,896
Net Assets		$ 8,136,603,720

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($72,246,220 ÷ 4,015,528 shares)		$ 17.99

Maximum offering price per share (100/94.25 of $17.99)		$ 19.09
Class T: Net Asset Value and redemption price per share ($32,371,650 ÷ 1,801,393 shares)		$ 17.97

Maximum offering price per share (100/96.50 of $17.97)		$ 18.62
Class B: Net Asset Value and offering price per share ($3,578,707 ÷ 199,492 shares)A		$ 17.94

Class C: Net Asset Value and offering price per share ($38,791,926 ÷ 2,170,057 shares)A		$ 17.88

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($7,956,040,510 ÷ 440,647,612 shares)		$ 18.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,574,707 ÷ 1,862,353 shares)		$ 18.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 2,482
Income from Fidelity Central Funds		175,179,904
Total income		175,182,386

Expenses
Management fee	$ 40,068,404
Transfer agent fees	10,931,419
Distribution and service plan fees	739,584
Accounting fees and expenses	1,489,697
Custodian fees and expenses	1,986
Independent trustees' compensation	33,868
Appreciation in deferred trustee compensation account	1,116
Registration fees	165,059
Audit	36,446
Legal	46,918
Miscellaneous	57,406
Total expenses before reductions	53,571,903
Expense reductions	(106,887)	53,465,016
Net investment income (loss)		121,717,370
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	758,671
Fidelity Central Funds	95,189,215
Futures contracts	14,078,933
Capital gain distributions from Fidelity Central Funds	735,649
Total net realized gain (loss)		110,762,468
Change in net unrealized appreciation (depreciation) on: Investment securities	395,297,269
Futures contracts	(1,144,532)
Total change in net unrealized appreciation (depreciation)		394,152,737
Net gain (loss)		504,915,205
Net increase (decrease) in net assets resulting from operations		$ 626,632,575

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 121,717,370	$ 102,634,215
Net realized gain (loss)	110,762,468	99,370,248
Change in net unrealized appreciation (depreciation)	394,152,737	509,575,581
Net increase (decrease) in net assets resulting from operations	626,632,575	711,580,044
Distributions to shareholders from net investment income	(124,253,233)	(100,520,318)
Distributions to shareholders from net realized gain	(387,669,599)	(6,333,968)
Total distributions	(511,922,832)	(106,854,286)
Share transactions - net increase (decrease)	477,669,886	(24,218,118)
Total increase (decrease) in net assets	592,379,629	580,507,640

Net Assets
Beginning of period	7,544,224,091	6,963,716,451
End of period (including undistributed net investment income of $24,449,213 and undistributed net investment income of $26,783,916, respectively)	$ 8,136,603,720	$ 7,544,224,091

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.78	$ 16.36	$ 14.43	$ 14.64	$ 13.48
Income from Investment Operations
Net investment income (loss) C	.22	.19	.21	.22	.23
Net realized and unrealized gain (loss)	1.13	1.43	1.98	(.19)	1.17
Total from investment operations	1.35	1.62	2.19	.03	1.40
Distributions from net investment income	(.23)	(.19)	(.23)	(.22)	(.24)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.14)	(.20) G	(.26) H	(.24)	(.24)
Net asset value, end of period	$ 17.99	$ 17.78	$ 16.36	$ 14.43	$ 14.64
Total ReturnA, B	7.96%	10.01%	15.31%	.11%	10.52%
Ratios to Average Net Assets D, F
Expenses before reductions	.95%	.99%	1.01%	1.01%	.98%
Expenses net of fee waivers, if any	.95%	.99%	1.01%	1.01%	.98%
Expenses net of all reductions	.95%	.98%	1.00%	1.00%	.96%
Net investment income (loss)	1.24%	1.12%	1.35%	1.43%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,246	$ 74,128	$ 61,693	$ 48,154	$ 44,879
Portfolio turnover rateE	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.76	$ 16.34	$ 14.41	$ 14.63	$ 13.47
Income from Investment Operations
Net investment income (loss) C	.17	.15	.17	.19	.19
Net realized and unrealized gain (loss)	1.14	1.43	1.98	(.20)	1.17
Total from investment operations	1.31	1.58	2.15	(.01)	1.36
Distributions from net investment income	(.19)	(.15)	(.20)	(.19)	(.20)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.10)	(.16) G	(.22)	(.21)	(.20)
Net asset value, end of period	$ 17.97	$ 17.76	$ 16.34	$ 14.41	$ 14.63
Total ReturnA, B	7.69%	9.76%	15.06%	(.16)%	10.24%
Ratios to Average Net Assets D, F
Expenses before reductions	1.22%	1.24%	1.24%	1.23%	1.22%
Expenses net of fee waivers, if any	1.22%	1.24%	1.24%	1.23%	1.22%
Expenses net of all reductions	1.22%	1.22%	1.23%	1.22%	1.21%
Net investment income (loss)	.97%	.87%	1.12%	1.21%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,372	$ 28,826	$ 22,505	$ 19,679	$ 17,343
Portfolio turnover rateE	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.73	$ 16.31	$ 14.38	$ 14.59	$ 13.44
Income from Investment Operations
Net investment income (loss) C	.09	.06	.09	.11	.11
Net realized and unrealized gain (loss)	1.13	1.44	1.98	(.20)	1.17
Total from investment operations	1.22	1.50	2.07	(.09)	1.28
Distributions from net investment income	(.10)	(.06)	(.11)	(.10)	(.13)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.01)	(.08)	(.14) G	(.12)	(.13)
Net asset value, end of period	$ 17.94	$ 17.73	$ 16.31	$ 14.38	$ 14.59
Total ReturnA, B	7.17%	9.20%	14.47%	(.65)%	9.60%
Ratios to Average Net Assets D, F
Expenses before reductions	1.70%	1.74%	1.76%	1.76%	1.78%
Expenses net of fee waivers, if any	1.70%	1.74%	1.76%	1.76%	1.78%
Expenses net of all reductions	1.70%	1.72%	1.75%	1.75%	1.77%
Net investment income (loss)	.49%	.37%	.61%	.68%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,579	$ 3,882	$ 4,186	$ 4,109	$ 4,843
Portfolio turnover rateE	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 16.27	$ 14.35	$ 14.57	$ 13.42
Income from Investment Operations
Net investment income (loss) C	.08	.06	.09	.11	.12
Net realized and unrealized gain (loss)	1.13	1.43	1.98	(.19)	1.17
Total from investment operations	1.21	1.49	2.07	(.08)	1.29
Distributions from net investment income	(.10)	(.07)	(.12)	(.11)	(.14)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.01)	(.08) G	(.15) H	(.14) I	(.14)
Net asset value, end of period	$ 17.88	$ 17.68	$ 16.27	$ 14.35	$ 14.57
Total ReturnA, B	7.16%	9.21%	14.49%	(.64)%	9.68%
Ratios to Average Net Assets D, F
Expenses before reductions	1.72%	1.74%	1.75%	1.74%	1.74%
Expenses net of fee waivers, if any	1.72%	1.74%	1.75%	1.74%	1.74%
Expenses net of all reductions	1.72%	1.73%	1.74%	1.73%	1.73%
Net investment income (loss)	.47%	.37%	.61%	.71%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,792	$ 31,204	$ 21,859	$ 17,320	$ 14,274
Portfolio turnover rateE	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.41	$ 14.47	$ 14.68	$ 13.51
Income from Investment Operations
Net investment income (loss) B	.28	.24	.26	.27	.26
Net realized and unrealized gain (loss)	1.14	1.44	1.99	(.19)	1.18
Total from investment operations	1.42	1.68	2.25	.08	1.44
Distributions from net investment income	(.29)	(.24)	(.28)	(.26)	(.27)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.20)	(.25) F	(.31) G	(.29) H	(.27)
Net asset value, end of period	$ 18.06	$ 17.84	$ 16.41	$ 14.47	$ 14.68
Total ReturnA	8.33%	10.38%	15.71%	.41%	10.79%
Ratios to Average Net Assets C, E
Expenses before reductions	.66%	.68%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.66%	.67%	.69%	.70%	.71%
Expenses net of all reductions	.66%	.66%	.68%	.69%	.70%
Net investment income (loss)	1.53%	1.43%	1.67%	1.75%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,956,041	$ 7,384,756	$ 6,838,743	$ 5,878,293	$ 6,308,311
Portfolio turnover rateD	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

G Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.81	$ 16.39	$ 14.46	$ 14.67	$ 13.50
Income from Investment Operations
Net investment income (loss) B	.27	.24	.25	.26	.26
Net realized and unrealized gain (loss)	1.14	1.43	1.98	(.19)	1.19
Total from investment operations	1.41	1.67	2.23	.07	1.45
Distributions from net investment income	(.28)	(.23)	(.27)	(.26)	(.28)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-
Total distributions	(1.19)	(.25)	(.30) F	(.28)	(.28)
Net asset value, end of period	$ 18.03	$ 17.81	$ 16.39	$ 14.46	$ 14.67
Total ReturnA	8.29%	10.28%	15.58%	.37%	10.87%
Ratios to Average Net Assets C, E
Expenses before reductions	.71%	.72%	.75%	.74%	.71%
Expenses net of fee waivers, if any	.71%	.72%	.75%	.74%	.71%
Expenses net of all reductions	.71%	.71%	.74%	.73%	.69%
Net investment income (loss)	1.48%	1.39%	1.61%	1.71%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,575	$ 21,429	$ 14,732	$ 7,316	$ 5,154
Portfolio turnover rateD	10%	21%	19%	14%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.7
Exxon Mobil Corp.	0.5	0.5
Actavis PLC	0.5	0.4
The Coca-Cola Co.	0.5	0.4
Bank of America Corp.	0.4	0.5
Facebook, Inc. Class A	0.4	0.5
British American Tobacco PLC sponsored ADR	0.4	0.5
JPMorgan Chase & Co.	0.4	0.4
Citigroup, Inc.	0.4	0.4
Berkshire Hathaway, Inc. Class B	0.4	0.3
	4.8
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.5	16.8
Information Technology	9.3	8.9
Consumer Discretionary	8.7	8.9
Health Care	8.2	7.8
Industrials	7.3	7.8
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 18.6%	U.S. Government and U.S. Government Agency Obligations 19.6%
AAA,AA,A 3.7%	AAA,AA,A 3.7%
BBB 9.0%	BBB 8.5%
BB and Below 3.6%	BB and Below 3.2%
Not Rated 0.3%	Not Rated 0.1%
Equities* 59.8%	Equities 60.5%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 4.4%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 60.7%	Stock Class and Equity Futures 62.4%
Bond Class 34.9%	Bond Class 34.2%
Short-Term Class 4.4%	Short-Term Class 3.4%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 26.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 61.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	365,593	$ 3,272,057
Fidelity Consumer Discretionary Central Fund (c)	306,840	65,587,086
Fidelity Consumer Staples Central Fund (c)	238,849	48,995,079
Fidelity Emerging Markets Equity Central Fund (c)	129,034	27,387,377
Fidelity Energy Central Fund (c)	289,150	44,754,610
Fidelity Financials Central Fund (c)	1,285,361	107,841,822
Fidelity Health Care Central Fund (c)	257,784	79,869,175
Fidelity Industrials Central Fund (c)	270,810	58,752,305
Fidelity Information Technology Central Fund (c)	400,907	105,422,442
Fidelity International Equity Central Fund (c)	2,485,863	196,706,354
Fidelity Materials Central Fund (c)	95,967	22,067,642
Fidelity Telecom Services Central Fund (c)	70,571	11,563,019
Fidelity Utilities Central Fund (c)	140,164	21,744,979
TOTAL EQUITY CENTRAL FUNDS (Cost $590,886,394)		793,963,947
Fixed-Income Central Funds - 36.1%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (c)	637,145	6,409,677
Fidelity Floating Rate Central Fund (c)	117,750	12,620,463
Fidelity High Income Central Fund 1 (c)	239,997	24,479,691
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,509,831
Investment Grade Fixed-Income Funds - 32.8%
Fidelity Inflation-Protected Bond Index Central Fund (c)	153,402	15,206,746
Fidelity Investment Grade Bond Central Fund (c)	3,825,790	409,665,548
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		424,872,294
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $456,646,048)		468,382,125
Money Market Central Funds - 2.6%

Fidelity Cash Central Fund, 0.12% (a) (Cost $34,197,875)	34,197,875	34,197,875
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% 10/30/14 to 11/13/14 (b) (Cost $509,988)	$ 510,000	$ 509,989
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,082,240,305)	1,297,053,936
NET OTHER ASSETS (LIABILITIES) - 0.0%	(200,838)
NET ASSETS - 100%	$ 1,296,853,098
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
86 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 8,451,650	$ (100,946)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $509,989.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,653
Fidelity Commodity Strategy Central Fund	1,819
Fidelity Consumer Discretionary Central Fund	636,968
Fidelity Consumer Staples Central Fund	1,176,445
Fidelity Emerging Markets Debt Central Fund	167,060
Fidelity Emerging Markets Equity Central Fund	303,947
Fidelity Energy Central Fund	651,478
Fidelity Financials Central Fund	1,580,729
Fidelity Floating Rate Central Fund	550,735
Fidelity Health Care Central Fund	317,093
Fidelity High Income Central Fund 1	1,328,629
Fidelity Industrials Central Fund	822,162
Fidelity Inflation-Protected Bond Index Central Fund	4
Fidelity Information Technology Central Fund	664,203
Fidelity International Equity Central Fund	5,525,605
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	9,624,001
Fidelity Materials Central Fund	314,263
Fidelity Telecom Services Central Fund	451,651
Fidelity Utilities Central Fund	506,000
Total	$ 24,654,445
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 3,858,005	$ 53,023	$ 3,272,057	1.0%
Fidelity Consumer Discretionary Central Fund	54,383,479	16,710,582	9,971,188	65,587,086	4.6%
Fidelity Consumer Staples Central Fund	37,854,168	12,479,260	6,585,681	48,995,079	4.2%
Fidelity Emerging Markets Debt Central Fund	230,105	6,355,617	88,371	6,409,677	5.3%
Fidelity Emerging Markets Equity Central Fund	9,601,863	18,160,619	458,946	27,387,377	6.0%
Fidelity Energy Central Fund	39,548,051	11,874,752	9,605,925	44,754,610	4.0%
Fidelity Financials Central Fund	78,429,059	27,853,248	10,561,785	107,841,822	4.5%
Fidelity Floating Rate Central Fund	8,569,419	4,306,642	300,889	12,620,463	0.8%
Fidelity Health Care Central Fund	55,012,491	14,078,927	10,572,914	79,869,175	4.4%
Fidelity High Income Central Fund 1	17,983,947	7,168,817	661,970	24,479,691	5.3%
Fidelity Industrials Central Fund	48,012,932	15,675,641	9,203,705	58,752,305	4.5%
Fidelity Inflation-Protected Bond Index Central Fund	9,207,120	6,281,339	303,587	15,206,746	5.6%
Fidelity Information Technology Central Fund	75,954,652	20,463,934	6,070,674	105,422,442	4.3%
Fidelity International Equity Central Fund	148,297,764	69,060,632	20,985,198	196,706,354	6.9%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	294,203,260	138,832,928	29,319,597	409,665,548	5.3%
Fidelity Materials Central Fund	16,151,992	5,406,972	1,347,195	22,067,642	4.6%
Fidelity Telecom Services Central Fund	10,827,307	3,458,187	3,120,574	11,563,019	4.0%
Fidelity Utilities Central Fund	15,905,360	5,429,850	2,931,715	21,744,979	4.5%
Total	$ 920,172,969	$ 387,455,952	$ 122,142,937	$ 1,262,346,072
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 793,963,947	$ 793,963,947	$ -	$ -
Fixed-Income Central Funds	468,382,125	468,382,125	-	-
Money Market Central Funds	34,197,875	34,197,875	-	-
U.S. Treasury Obligations	509,989	-	509,989	-
Total Investments in Securities:	$ 1,297,053,936	$ 1,296,543,947	$ 509,989	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (100,946)	$ (100,946)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (100,946)
Total Value of Derivatives	$ -	$ (100,946)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	73.7%
United Kingdom	5.0%
Japan	3.0%
France	1.6%
Ireland	1.5%
Switzerland	1.4%
Germany	1.2%
Netherlands	1.1%
Bermuda	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $509,988)	$ 509,989
Fidelity Central Funds (cost $1,081,730,317)	1,296,543,947
Total Investments (cost $1,082,240,305)		$ 1,297,053,936
Receivable for investments sold		552,573
Receivable for fund shares sold		2,457,925
Distributions receivable from Fidelity Central Funds		3,278
Other receivables		6,575
Total assets		1,300,074,287

Liabilities
Payable for investments purchased	$ 1,619,611
Payable for fund shares redeemed	747,068
Accrued management fee	599,420
Distribution and service plan fees payable	40,670
Payable for daily variation margin for derivative instruments	17,200
Other affiliated payables	174,830
Other payables and accrued expenses	22,390
Total liabilities		3,221,189

Net Assets		$ 1,296,853,098
Net Assets consist of:
Paid in capital		$ 1,120,195,323
Undistributed net investment income		13,192,699
Accumulated undistributed net realized gain (loss) on investments		(51,247,609)
Net unrealized appreciation (depreciation) on investments		214,712,685
Net Assets		$ 1,296,853,098

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($53,382,152 ÷ 4,628,443 shares)		$ 11.53

Maximum offering price per share (100/94.25 of $11.53)		$ 12.23
Class T: Net Asset Value and redemption price per share ($14,759,247 ÷ 1,286,144 shares)		$ 11.48

Maximum offering price per share (100/96.50 of $11.48)		$ 11.90
Class B: Net Asset Value and offering price per share ($1,667,347 ÷ 145,193 shares)A		$ 11.48

Class C: Net Asset Value and offering price per share ($25,866,715 ÷ 2,278,164 shares)A		$ 11.35

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($1,187,056,024 ÷ 102,456,097 shares)		$ 11.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,121,613 ÷ 1,218,435 shares)		$ 11.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 334
Income from Fidelity Central Funds		24,654,445
Total income		24,654,779

Expenses
Management fee	$ 6,431,991
Transfer agent fees	1,414,852
Distribution and service plan fees	447,098
Accounting fees and expenses	481,929
Custodian fees and expenses	1,953
Independent trustees' compensation	4,708
Registration fees	121,616
Audit	37,756
Legal	3,169
Miscellaneous	7,031
Total expenses before reductions	8,952,103
Expense reductions	(17,832)	8,934,271
Net investment income (loss)		15,720,508
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1)
Fidelity Central Funds	932,383
Futures contracts	2,146,442
Capital gain distributions from Fidelity Central Funds	4,586
Total net realized gain (loss)		3,083,410
Change in net unrealized appreciation (depreciation) on: Investment securities	75,927,703
Futures contracts	(234,306)
Total change in net unrealized appreciation (depreciation)		75,693,397
Net gain (loss)		78,776,807
Net increase (decrease) in net assets resulting from operations		$ 94,497,315

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,720,508	$ 10,128,575
Net realized gain (loss)	3,083,410	(72,525)
Change in net unrealized appreciation (depreciation)	75,693,397	84,297,066
Net increase (decrease) in net assets resulting from operations	94,497,315	94,353,116
Distributions to shareholders from net investment income	(10,626,498)	(7,561,949)
Distributions to shareholders from net realized gain	(44,197,173)	(7,288,226)
Total distributions	(54,823,671)	(14,850,175)
Share transactions - net increase (decrease)	322,567,151	228,172,390
Total increase (decrease) in net assets	362,240,795	307,675,331

Net Assets
Beginning of period	934,612,303	626,936,972
End of period (including undistributed net investment income of $13,192,699 and undistributed net investment income of $8,085,235, respectively)	$ 1,296,853,098	$ 934,612,303

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 10.16	$ 8.76	$ 9.19	$ 8.41
Income from Investment Operations
Net investment income (loss) C	.12	.11	.12	.13	.13
Net realized and unrealized gain (loss)	.83	1.10	1.38	(.20)	.76
Total from investment operations	.95	1.21	1.50	(.07)	.89
Distributions from net investment income	(.09)	(.09)	(.08)	(.09)	(.09)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.59)	(.20)	(.10)	(.36) G	(.11)
Net asset value, end of period	$ 11.53	$ 11.17	$ 10.16	$ 8.76	$ 9.19
Total ReturnA, B	8.87%	12.15%	17.27%	(1.05)%	10.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.03%	1.06%	1.09%	1.12%	1.22%
Expenses net of fee waivers, if any	1.03%	1.06%	1.09%	1.10%	1.10%
Expenses net of all reductions	1.03%	1.05%	1.08%	1.09%	1.08%
Net investment income (loss)	1.08%	1.02%	1.26%	1.39%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,382	$ 41,926	$ 37,312	$ 30,707	$ 20,690
Portfolio turnover rateE	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.12	$ 8.72	$ 9.15	$ 8.38
Income from Investment Operations
Net investment income (loss) C	.09	.08	.10	.11	.10
Net realized and unrealized gain (loss)	.84	1.09	1.38	(.21)	.76
Total from investment operations	.93	1.17	1.48	(.10)	.86
Distributions from net investment income	(.07)	(.06)	(.06)	(.07)	(.07)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.57)	(.17)	(.08)	(.33)	(.09)
Net asset value, end of period	$ 11.48	$ 11.12	$ 10.12	$ 8.72	$ 9.15
Total ReturnA, B	8.66%	11.78%	17.12%	(1.34)%	10.32%
Ratios to Average Net Assets D, F
Expenses before reductions	1.30%	1.32%	1.34%	1.37%	1.45%
Expenses net of fee waivers, if any	1.30%	1.32%	1.34%	1.35%	1.35%
Expenses net of all reductions	1.30%	1.31%	1.33%	1.34%	1.33%
Net investment income (loss)	.81%	.76%	1.01%	1.14%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,759	$ 13,639	$ 11,380	$ 8,045	$ 6,035
Portfolio turnover rateE	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.11	$ 8.69	$ 9.12	$ 8.37
Income from Investment Operations
Net investment income (loss) C	.03	.02	.05	.06	.06
Net realized and unrealized gain (loss)	.83	1.10	1.39	(.21)	.75
Total from investment operations	.86	1.12	1.44	(.15)	.81
Distributions from net investment income	-	-	-	(.02)	(.04)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.50)	(.11)	(.02)	(.28)	(.06)
Net asset value, end of period	$ 11.48	$ 11.12	$ 10.11	$ 8.69	$ 9.12
Total ReturnA, B	8.01%	11.21%	16.53%	(1.82)%	9.68%
Ratios to Average Net Assets D, F
Expenses before reductions	1.82%	1.89%	1.92%	1.95%	2.05%
Expenses net of fee waivers, if any	1.82%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.82%	1.84%	1.84%	1.84%	1.83%
Net investment income (loss)	.29%	.23%	.50%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,667	$ 1,756	$ 1,745	$ 1,833	$ 1,987
Portfolio turnover rateE	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.06	$ 8.67	$ 9.10	$ 8.37
Income from Investment Operations
Net investment income (loss) C	.04	.02	.05	.06	.06
Net realized and unrealized gain (loss)	.81	1.10	1.38	(.20)	.74
Total from investment operations	.85	1.12	1.43	(.14)	.80
Distributions from net investment income	(.04)	(.02)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.54)	(.14) G	(.04)	(.29)	(.07)
Net asset value, end of period	$ 11.35	$ 11.04	$ 10.06	$ 8.67	$ 9.10
Total ReturnA, B	7.98%	11.24%	16.55%	(1.79)%	9.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.80%	1.84%	1.88%	1.90%	1.97%
Expenses net of fee waivers, if any	1.80%	1.84%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.80%	1.83%	1.84%	1.83%	1.83%
Net investment income (loss)	.31%	.24%	.50%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,867	$ 18,390	$ 10,185	$ 6,928	$ 4,256
Portfolio turnover rateE	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.21	$ 8.80	$ 9.22	$ 8.43
Income from Investment Operations
Net investment income (loss) B	.16	.14	.15	.16	.15
Net realized and unrealized gain (loss)	.84	1.10	1.39	(.21)	.76
Total from investment operations	1.00	1.24	1.54	(.05)	.91
Distributions from net investment income	(.13)	(.12)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.63)	(.23)	(.13)	(.37)	(.12)
Net asset value, end of period	$ 11.59	$ 11.22	$ 10.21	$ 8.80	$ 9.22
Total ReturnA	9.26%	12.45%	17.73%	(.79)%	10.88%
Ratios to Average Net Assets C, E
Expenses before reductions	.72%	.74%	.77%	.82%	.92%
Expenses net of fee waivers, if any	.72%	.74%	.77%	.82%	.85%
Expenses net of all reductions	.72%	.73%	.76%	.80%	.83%
Net investment income (loss)	1.39%	1.34%	1.59%	1.67%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,187,056	$ 850,361	$ 557,351	$ 246,943	$ 95,660
Portfolio turnover rateD	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.21	$ 8.79	$ 9.22	$ 8.43
Income from Investment Operations
Net investment income (loss) B	.15	.13	.15	.16	.15
Net realized and unrealized gain (loss)	.83	1.10	1.39	(.22)	.76
Total from investment operations	.98	1.23	1.54	(.06)	.91
Distributions from net investment income	(.11)	(.11)	(.10)	(.11)	(.10)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)
Total distributions	(.61)	(.22)	(.12)	(.37)	(.12)
Net asset value, end of period	$ 11.59	$ 11.22	$ 10.21	$ 8.79	$ 9.22
Total ReturnA	9.15%	12.35%	17.73%	(.87)%	10.88%
Ratios to Average Net Assets C, E
Expenses before reductions	.78%	.82%	.84%	.85%	.95%
Expenses net of fee waivers, if any	.78%	.82%	.84%	.85%	.85%
Expenses net of all reductions	.78%	.81%	.83%	.84%	.83%
Net investment income (loss)	1.33%	1.26%	1.51%	1.64%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,122	$ 8,540	$ 8,964	$ 7,470	$ 3,228
Portfolio turnover rateD	11%	22%	25%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.0	0.8
Exxon Mobil Corp.	0.6	0.6
Actavis PLC	0.6	0.5
Facebook, Inc. Class A	0.5	0.6
The Coca-Cola Co.	0.5	0.5
Bank of America Corp.	0.5	0.5
British American Tobacco PLC sponsored ADR	0.5	0.6
JPMorgan Chase & Co.	0.5	0.5
Citigroup, Inc.	0.5	0.4
Berkshire Hathaway, Inc. Class B	0.5	0.3
	5.7
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	17.2
Information Technology	10.2	10.6
Consumer Discretionary	9.9	10.0
Health Care	9.7	9.1
Industrials	8.3	8.9
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 13.0%	U.S. Government and U.S. Government Agency Obligations 13.2%
AAA,AA,A 2.8%	AAA,AA,A 2.7%
BBB 5.8%	BBB 5.2%
BB and Below 3.5%	BB and Below 3.0%
Not Rated 0.3%	Not Rated 0.1%
Equities* 70.2%	Equities 71.2%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 4.6%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 70.8%	Stock Class and Equity Futures 73.2%
Bond Class 25.0%	Bond Class 23.6%
Short-Term Class 4.2%	Short-Term Class 3.2%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 30.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 71.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,128,868	$ 10,103,371
Fidelity Consumer Discretionary Central Fund (c)	1,099,275	234,969,975
Fidelity Consumer Staples Central Fund (c)	858,698	176,144,673
Fidelity Emerging Markets Equity Central Fund (c)	545,268	115,733,112
Fidelity Energy Central Fund (c)	1,081,002	167,317,558
Fidelity Financials Central Fund (c)	4,594,368	385,467,487
Fidelity Health Care Central Fund (c)	928,358	287,633,271
Fidelity Industrials Central Fund (c)	966,808	209,749,006
Fidelity Information Technology Central Fund (c)	1,440,772	378,865,383
Fidelity International Equity Central Fund (c)	9,229,369	730,319,960
Fidelity Materials Central Fund (c)	343,920	79,084,304
Fidelity Telecom Services Central Fund (c)	246,094	40,322,450
Fidelity Utilities Central Fund (c)	503,541	78,119,318
TOTAL EQUITY CENTRAL FUNDS (Cost $2,109,387,568)		2,893,829,868
Fixed-Income Central Funds - 25.9%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (c)	1,973,728	19,855,699
Fidelity Floating Rate Central Fund (c)	362,552	38,858,316
Fidelity High Income Central Fund 1 (c)	726,986	74,152,556
TOTAL HIGH YIELD FIXED-INCOME FUNDS		132,866,571
Investment Grade Fixed-Income Funds - 22.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)	396,286	39,283,784
Fidelity Investment Grade Bond Central Fund (c)	8,107,047	868,102,602
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		907,386,386
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,010,169,696)		1,040,252,957
Money Market Central Funds - 2.2%

Fidelity Cash Central Fund, 0.12% (a)	87,750,735	87,750,735
Fidelity Money Market Central Fund, 0.26% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $87,750,739)		87,750,739
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 10/16/14 (b) (Cost $809,992)	$ 810,000	$ 809,997
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,208,117,995)	4,022,643,561
NET OTHER ASSETS (LIABILITIES) - 0.0%	(933,909)
NET ASSETS - 100%	$ 4,021,709,652
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
82 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 8,058,550	$ (96,251)

The face value of futures purchased as a percentage of net assets is 0.2%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $399,998.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 97,219
Fidelity Commodity Strategy Central Fund	5,635
Fidelity Consumer Discretionary Central Fund	2,387,108
Fidelity Consumer Staples Central Fund	4,390,130
Fidelity Emerging Markets Debt Central Fund	529,939
Fidelity Emerging Markets Equity Central Fund	1,576,217
Fidelity Energy Central Fund	2,502,759
Fidelity Financials Central Fund	5,957,142
Fidelity Floating Rate Central Fund	1,813,906
Fidelity Health Care Central Fund	1,197,946
Fidelity High Income Central Fund 1	4,334,332
Fidelity Industrials Central Fund	3,093,330
Fidelity Inflation-Protected Bond Index Central Fund	15
Fidelity Information Technology Central Fund	2,484,002
Fidelity International Equity Central Fund	22,199,476
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	21,420,796
Fidelity Materials Central Fund	1,180,625
Fidelity Telecom Services Central Fund	1,670,577
Fidelity Utilities Central Fund	1,905,038
Total	$ 78,746,192
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 11,977,292	$ 202,355	$ 10,103,371	3.0%
Fidelity Consumer Discretionary Central Fund	227,938,538	21,750,615	33,232,196	234,969,975	16.4%
Fidelity Consumer Staples Central Fund	162,880,225	18,640,305	25,464,152	176,144,673	15.1%
Fidelity Emerging Markets Debt Central Fund	819,578	19,632,361	337,258	19,855,699	16.5%
Fidelity Emerging Markets Equity Central Fund	71,484,816	44,198,230	2,863,377	115,733,112	25.3%
Fidelity Energy Central Fund	174,318,405	17,410,699	34,925,867	167,317,558	15.1%
Fidelity Financials Central Fund	335,257,378	44,020,039	41,958,156	385,467,487	16.1%
Fidelity Floating Rate Central Fund	31,751,293	8,238,876	1,346,161	38,858,316	2.4%
Fidelity Health Care Central Fund	237,753,589	18,078,292	50,213,457	287,633,271	15.9%
Fidelity High Income Central Fund 1	66,998,274	9,569,592	2,692,322	74,152,556	16.2%
Fidelity Industrials Central Fund	208,546,366	20,956,869	37,958,723	209,749,006	16.1%
Fidelity Inflation-Protected Bond Index Central Fund	34,458,961	5,949,509	1,346,161	39,283,784	14.5%
Fidelity Information Technology Central Fund	332,113,147	27,522,429	38,734,324	378,865,383	15.3%
Fidelity International Equity Central Fund	670,471,195	128,496,189	76,519,695	730,319,960	25.7%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	722,317,212	229,357,827	96,707,611	868,102,602	11.3%
Fidelity Materials Central Fund	70,764,373	7,485,736	6,645,775	79,084,304	16.4%
Fidelity Telecom Services Central Fund	48,293,094	5,480,701	15,037,437	40,322,450	14.1%
Fidelity Utilities Central Fund	67,469,038	7,931,134	10,257,013	78,119,318	16.2%
Total	$ 3,463,635,482	$ 646,696,695	$ 476,442,040	$ 3,934,082,825
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,893,829,868	$ 2,893,829,868	$ -	$ -
Fixed-Income Central Funds	1,040,252,957	1,040,252,957	-	-
Money Market Central Funds	87,750,739	87,750,739	-	-
U.S. Treasury Obligations	809,997	-	809,997	-
Total Investments in Securities:	$ 4,022,643,561	$ 4,021,833,564	$ 809,997	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (96,251)	$ (96,251)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (96,251)
Total Value of Derivatives	$ -	$ (96,251)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	69.6%
United Kingdom	5.6%
Japan	3.6%
France	1.8%
Ireland	1.8%
Switzerland	1.6%
Germany	1.4%
Bermuda	1.2%
Netherlands	1.1%
Cayman Islands	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	10.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $809,992)	$ 809,997
Fidelity Central Funds (cost $3,207,308,003)	4,021,833,564
Total Investments (cost $3,208,117,995)		$ 4,022,643,561
Receivable for investments sold		1,738,459
Receivable for fund shares sold		2,373,224
Distributions receivable from Fidelity Central Funds		8,389
Other receivables		93,457
Total assets		4,026,857,090

Liabilities
Payable for investments purchased	$ 1,260,979
Payable for fund shares redeemed	1,224,206
Accrued management fee	1,869,861
Transfer agent fee payable	468,047
Distribution and service plan fees payable	101,523
Payable for daily variation margin for derivative instruments	16,398
Other affiliated payables	112,503
Other payables and accrued expenses	93,921
Total liabilities		5,147,438

Net Assets		$ 4,021,709,652
Net Assets consist of:
Paid in capital		$ 3,246,717,454
Undistributed net investment income		40,817,625
Accumulated undistributed net realized gain (loss) on investments		(80,254,742)
Net unrealized appreciation (depreciation) on investments		814,429,315
Net Assets		$ 4,021,709,652

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($143,309,565 ÷ 6,746,746 shares)		$ 21.24

Maximum offering price per share (100/94.25 of $21.24)		$ 22.54
Class T: Net Asset Value and redemption price per share ($49,337,247 ÷ 2,325,311 shares)		$ 21.22

Maximum offering price per share (100/96.50 of $21.22)		$ 21.99
Class B: Net Asset Value and offering price per share ($4,142,319 ÷ 194,490 shares)A		$ 21.30

Class C: Net Asset Value and offering price per share ($55,104,292 ÷ 2,613,542 shares)A		$ 21.08

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($3,729,255,640 ÷ 175,077,692 shares)		$ 21.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,560,589 ÷ 1,903,631 shares)		$ 21.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 1,134
Income from Fidelity Central Funds		78,746,192
Total income		78,747,326

Expenses
Management fee	$ 21,354,193
Transfer agent fees	5,380,476
Distribution and service plan fees	1,154,653
Accounting fees and expenses	1,320,578
Custodian fees and expenses	2,180
Independent trustees' compensation	16,175
Appreciation in deferred trustee compensation account	262
Registration fees	149,837
Audit	36,446
Legal	21,029
Miscellaneous	26,438
Total expenses before reductions	29,462,267
Expense reductions	(71,798)	29,390,469
Net investment income (loss)		49,356,857
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	269,184
Fidelity Central Funds	47,659,566
Futures contracts	6,380,519
Capital gain distributions from Fidelity Central Funds	16,333
Total net realized gain (loss)		54,325,602
Change in net unrealized appreciation (depreciation) on: Investment securities	252,532,098
Futures contracts	(415,302)
Total change in net unrealized appreciation (depreciation)		252,116,796
Net gain (loss)		306,442,398
Net increase (decrease) in net assets resulting from operations		$ 355,799,255

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,356,857	$ 40,513,852
Net realized gain (loss)	54,325,602	78,419,448
Change in net unrealized appreciation (depreciation)	252,116,796	330,301,943
Net increase (decrease) in net assets resulting from operations	355,799,255	449,235,243
Distributions to shareholders from net investment income	(39,398,483)	(41,294,520)
Distributions to shareholders from net realized gain	(13,342,022)	(5,154,458)
Total distributions	(52,740,505)	(46,448,978)
Share transactions - net increase (decrease)	209,167,082	108,412,598
Total increase (decrease) in net assets	512,225,832	511,198,863

Net Assets
Beginning of period	3,509,483,820	2,998,284,957
End of period (including undistributed net investment income of $40,817,625 and undistributed net investment income of $30,748,047, respectively)	$ 4,021,709,652	$ 3,509,483,820

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.60	$ 17.33	$ 14.72	$ 15.24	$ 13.94
Income from Investment Operations
Net investment income (loss) C	.21	.18	.19	.19	.17
Net realized and unrealized gain (loss)	1.67	2.31	2.64	(.50)	1.33
Total from investment operations	1.88	2.49	2.83	(.31)	1.50
Distributions from net investment income	(.16)	(.19)	(.19)	(.18)	(.19)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.24) G	(.22)	(.22)	(.21)	(.20)
Net asset value, end of period	$ 21.24	$ 19.60	$ 17.33	$ 14.72	$ 15.24
Total ReturnA, B	9.65%	14.56%	19.44%	(2.14)%	10.87%
Ratios to Average Net Assets D, F
Expenses before reductions	1.03%	1.06%	1.08%	1.09%	1.12%
Expenses net of fee waivers, if any	1.03%	1.06%	1.08%	1.09%	1.12%
Expenses net of all reductions	1.03%	1.04%	1.07%	1.07%	1.10%
Net investment income (loss)	1.00%	.98%	1.17%	1.17%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,310	$ 127,865	$ 120,425	$ 107,670	$ 111,293
Portfolio turnover rateE	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.58	$ 17.30	$ 14.70	$ 15.21	$ 13.91
Income from Investment Operations
Net investment income (loss) C	.15	.13	.15	.15	.13
Net realized and unrealized gain (loss)	1.67	2.32	2.62	(.49)	1.33
Total from investment operations	1.82	2.45	2.77	(.34)	1.46
Distributions from net investment income	(.11)	(.14)	(.15)	(.14)	(.16)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.18)	(.17)	(.17) H	(.17)	(.16) G
Net asset value, end of period	$ 21.22	$ 19.58	$ 17.30	$ 14.70	$ 15.21
Total ReturnA, B	9.38%	14.31%	19.03%	(2.36)%	10.61%
Ratios to Average Net Assets D, F
Expenses before reductions	1.29%	1.32%	1.35%	1.35%	1.38%
Expenses net of fee waivers, if any	1.29%	1.32%	1.35%	1.35%	1.38%
Expenses net of all reductions	1.29%	1.30%	1.33%	1.34%	1.36%
Net investment income (loss)	.74%	.72%	.91%	.91%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,337	$ 44,421	$ 43,064	$ 40,033	$ 45,394
Portfolio turnover rateE	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 17.30	$ 14.66	$ 15.15	$ 13.86
Income from Investment Operations
Net investment income (loss) C	.03	.03	.06	.06	.05
Net realized and unrealized gain (loss)	1.69	2.32	2.63	(.50)	1.33
Total from investment operations	1.72	2.35	2.69	(.44)	1.38
Distributions from net investment income	-	(.01)	(.03)	(.02)	(.08)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.03)	(.04)	(.05) G	(.05)	(.09)
Net asset value, end of period	$ 21.30	$ 19.61	$ 17.30	$ 14.66	$ 15.15
Total ReturnA, B	8.79%	13.61%	18.42%	(2.92)%	10.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.87%	1.90%	1.90%	1.90%	1.92%
Expenses net of fee waivers, if any	1.87%	1.90%	1.90%	1.90%	1.92%
Expenses net of all reductions	1.87%	1.88%	1.89%	1.89%	1.90%
Net investment income (loss)	.16%	.14%	.35%	.36%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,142	$ 5,656	$ 8,014	$ 9,605	$ 14,696
Portfolio turnover rateE	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.48	$ 17.23	$ 14.63	$ 15.13	$ 13.86
Income from Investment Operations
Net investment income (loss) C	.05	.04	.07	.07	.06
Net realized and unrealized gain (loss)	1.66	2.31	2.62	(.49)	1.33
Total from investment operations	1.71	2.35	2.69	(.42)	1.39
Distributions from net investment income	(.04)	(.07)	(.07)	(.05)	(.11)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.11)	(.10)	(.09) G	(.08)	(.12)
Net asset value, end of period	$ 21.08	$ 19.48	$ 17.23	$ 14.63	$ 15.13
Total ReturnA, B	8.82%	13.70%	18.49%	(2.81)%	10.09%
Ratios to Average Net Assets D, F
Expenses before reductions	1.79%	1.81%	1.83%	1.83%	1.84%
Expenses net of fee waivers, if any	1.79%	1.81%	1.83%	1.83%	1.84%
Expenses net of all reductions	1.78%	1.79%	1.81%	1.81%	1.82%
Net investment income (loss)	.25%	.23%	.43%	.43%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,104	$ 46,498	$ 38,245	$ 32,160	$ 34,847
Portfolio turnover rateE	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.66	$ 17.38	$ 14.77	$ 15.28	$ 13.97
Income from Investment Operations
Net investment income (loss) B	.27	.24	.24	.24	.21
Net realized and unrealized gain (loss)	1.67	2.32	2.64	(.49)	1.34
Total from investment operations	1.94	2.56	2.88	(.25)	1.55
Distributions from net investment income	(.23)	(.25)	(.25)	(.23)	(.23)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.30)	(.28)	(.27) F	(.26)	(.24)
Net asset value, end of period	$ 21.30	$ 19.66	$ 17.38	$ 14.77	$ 15.28
Total ReturnA	9.98%	14.94%	19.79%	(1.79)%	11.21%
Ratios to Average Net Assets C, E
Expenses before reductions	.73%	.75%	.76%	.78%	.80%
Expenses net of fee waivers, if any	.73%	.75%	.76%	.78%	.80%
Expenses net of all reductions	.72%	.73%	.75%	.76%	.78%
Net investment income (loss)	1.31%	1.29%	1.49%	1.48%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,729,256	$ 3,253,088	$ 2,758,119	$ 2,103,346	$ 2,357,618
Portfolio turnover rateD	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.66	$ 17.38	$ 14.78	$ 15.29	$ 13.97
Income from Investment Operations
Net investment income (loss) B	.26	.23	.24	.24	.21
Net realized and unrealized gain (loss)	1.68	2.32	2.63	(.50)	1.33
Total from investment operations	1.94	2.55	2.87	(.26)	1.54
Distributions from net investment income	(.22)	(.24)	(.24)	(.22)	(.21)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)
Total distributions	(.29)	(.27)	(.27)	(.25)	(.22)
Net asset value, end of period	$ 21.31	$ 19.66	$ 17.38	$ 14.78	$ 15.29
Total ReturnA	9.98%	14.90%	19.68%	(1.82)%	11.17%
Ratios to Average Net Assets C, E
Expenses before reductions	.77%	.79%	.80%	.81%	.84%
Expenses net of fee waivers, if any	.77%	.79%	.80%	.81%	.84%
Expenses net of all reductions	.77%	.77%	.79%	.80%	.82%
Net investment income (loss)	1.26%	1.25%	1.45%	1.45%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,561	$ 31,955	$ 30,418	$ 26,678	$ 25,956
Portfolio turnover rateD	13%	20%	20%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.2	0.9
Exxon Mobil Corp.	0.7	0.7
Actavis PLC	0.7	0.6
The Coca-Cola Co.	0.7	0.6
Bank of America Corp.	0.7	0.6
Facebook, Inc. Class A	0.7	0.7
British American Tobacco PLC sponsored ADR	0.6	0.7
JPMorgan Chase & Co.	0.6	0.6
Citigroup, Inc.	0.6	0.5
Berkshire Hathaway, Inc. Class B	0.6	0.4
	7.1
Top Five Market Sectors as of September 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	18.4
Information Technology	12.4	12.9
Health Care	11.4	10.5
Consumer Discretionary	11.4	11.5
Industrials	9.9	10.5
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 5.9%	U.S. Government and U.S. Government Agency Obligations 4.1%
AAA,AA,A 1.2%	AAA,AA,A 1.0%
BBB 2.2%	BBB 1.7%
BB and Below 3.1%	BB and Below 2.7%
Not Rated 0.3%	Not Rated 0.1%
Equities* 84.3%	Equities 85.1%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 5.3%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
Stock Class and Equity Futures* 85.4%	Stock Class and Equity Futures 87.9%
Bond Class 12.5%	Bond Class 9.4%
Short-Term Class 2.1%	Short-Term Class 2.7%

* Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 34.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2014

Showing Percentage of Net Assets

Equity Central Funds - 86.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	447,103	$ 4,001,573
Fidelity Consumer Discretionary Central Fund (c)	529,410	113,161,445
Fidelity Consumer Staples Central Fund (c)	412,283	84,571,562
Fidelity Emerging Markets Equity Central Fund (c)	224,484	47,646,633
Fidelity Energy Central Fund (c)	520,433	80,552,685
Fidelity Financials Central Fund (c)	2,212,017	185,588,261
Fidelity Health Care Central Fund (c)	444,901	137,843,581
Fidelity Industrials Central Fund (c)	466,465	101,199,635
Fidelity Information Technology Central Fund (c)	685,897	180,363,403
Fidelity International Equity Central Fund (c)	4,353,914	344,525,328
Fidelity Materials Central Fund (c)	164,479	37,821,930
Fidelity Telecom Services Central Fund (c)	119,170	19,526,034
Fidelity Utilities Central Fund (c)	242,897	37,683,012
TOTAL EQUITY CENTRAL FUNDS (Cost $1,048,900,556)		1,374,485,082
Fixed-Income Central Funds - 12.9%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (c)	779,868	7,845,467
Fidelity Floating Rate Central Fund (c)	142,864	15,312,201
Fidelity High Income Central Fund 1 (c)	293,202	29,906,639
TOTAL HIGH YIELD FIXED-INCOME FUNDS		53,064,307
Investment Grade Fixed-Income Funds - 9.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)	156,607	15,524,474
Fidelity Investment Grade Bond Central Fund (c)	1,284,056	137,496,728
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		153,021,202
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $205,981,636)		206,085,509
Money Market Central Funds - 0.8%

Fidelity Cash Central Fund, 0.12% (a) (Cost $11,840,278)	11,840,278	11,840,278
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/16/14 to 11/13/14 (b) (Cost $619,991)	$ 620,000	$ 619,994
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,267,342,461)	1,593,030,863
NET OTHER ASSETS (LIABILITIES) - 0.0%	(531,633)
NET ASSETS - 100%	$ 1,592,499,230
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
124 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 12,186,100	$ (145,551)

The face value of futures purchased as a percentage of net assets is 0.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $619,994.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,886
Fidelity Commodity Strategy Central Fund	2,225
Fidelity Consumer Discretionary Central Fund	1,111,798
Fidelity Consumer Staples Central Fund	2,050,139
Fidelity Emerging Markets Debt Central Fund	195,134
Fidelity Emerging Markets Equity Central Fund	608,677
Fidelity Energy Central Fund	1,158,651
Fidelity Financials Central Fund	2,762,989
Fidelity Floating Rate Central Fund	692,276
Fidelity Health Care Central Fund	554,931
Fidelity High Income Central Fund 1	1,660,825
Fidelity Industrials Central Fund	1,437,448
Fidelity Information Technology Central Fund	1,152,781
Fidelity International Equity Central Fund	10,200,548
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	3,010,805
Fidelity Materials Central Fund	547,436
Fidelity Telecom Services Central Fund	784,566
Fidelity Utilities Central Fund	881,991
Total	$ 28,838,106
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 4,728,218	$ 71,926	$ 4,001,573	1.2%
Fidelity Consumer Discretionary Central Fund	98,356,481	20,996,773	14,220,080	113,161,445	7.9%
Fidelity Consumer Staples Central Fund	68,668,244	16,079,533	9,333,910	84,571,562	7.2%
Fidelity Emerging Markets Debt Central Fund	-	8,071,452	119,876	7,845,467	6.5%
Fidelity Emerging Markets Equity Central Fund	24,899,756	23,229,961	1,316,286	47,646,633	10.4%
Fidelity Energy Central Fund	73,469,570	15,562,924	13,198,913	80,552,685	7.3%
Fidelity Financials Central Fund	141,629,698	36,501,383	14,123,736	185,588,261	7.8%
Fidelity Floating Rate Central Fund	11,754,925	4,118,747	633,265	15,312,201	0.9%
Fidelity Health Care Central Fund	100,694,951	17,264,287	17,894,395	137,843,581	7.6%
Fidelity High Income Central Fund 1	17,292,490	13,834,906	1,221,448	29,906,639	6.5%
Fidelity Industrials Central Fund	88,634,642	19,748,130	14,894,642	101,199,635	7.8%
Fidelity Inflation-Protected Bond Index Central Fund	-	15,782,599	125,100	15,524,474	5.7%
Fidelity Information Technology Central Fund	139,296,157	25,921,272	11,296,443	180,363,403	7.3%
Fidelity International Equity Central Fund	276,208,342	106,479,189	39,816,338	344,525,328	12.1%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	101,402,377	93,927,172	59,819,619	137,496,728	1.8%
Fidelity Materials Central Fund	29,946,443	6,956,660	2,382,340	37,821,930	7.8%
Fidelity Telecom Services Central Fund	20,640,609	4,516,484	6,322,142	19,526,034	6.8%
Fidelity Utilities Central Fund	28,227,224	6,947,308	3,338,012	37,683,012	7.8%
Total	$ 1,221,121,909	$ 440,666,998	$ 210,128,471	$ 1,580,570,591
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,374,485,082	$ 1,374,485,082	$ -	$ -
Fixed-Income Central Funds	206,085,509	206,085,509	-	-
Money Market Central Funds	11,840,278	11,840,278	-	-
U.S. Treasury Obligations	619,994	-	619,994	-
Total Investments in Securities:	$ 1,593,030,863	$ 1,592,410,869	$ 619,994	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (145,551)	$ (145,551)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (145,551)
Total Value of Derivatives	$ -	$ (145,551)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	65.4%
United Kingdom	6.3%
Japan	4.2%
France	2.1%
Ireland	2.1%
Switzerland	2.0%
Germany	1.7%
Bermuda	1.4%
Cayman Islands	1.3%
Netherlands	1.3%
Australia	1.1%
Korea (South)	1.0%
Others (Individually Less Than 1%)	10.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $619,991)	$ 619,994
Fidelity Central Funds (cost $1,266,722,470)	1,592,410,869
Total Investments (cost $1,267,342,461)		$ 1,593,030,863
Receivable for investments sold		750,536
Receivable for fund shares sold		716,537
Distributions receivable from Fidelity Central Funds		1,139
Other receivables		11,536
Total assets		1,594,510,611

Liabilities
Payable for investments purchased	$ 80,876
Payable for fund shares redeemed	848,446
Accrued management fee	740,472
Transfer agent fee payable	202,785
Distribution and service plan fees payable	49,598
Payable for daily variation margin for derivative instruments	24,800
Other affiliated payables	41,774
Other payables and accrued expenses	22,630
Total liabilities		2,011,381

Net Assets		$ 1,592,499,230
Net Assets consist of:
Paid in capital		$ 1,280,203,142
Undistributed net investment income		14,778,904
Accumulated undistributed net realized gain (loss) on investments		(28,025,667)
Net unrealized appreciation (depreciation) on investments		325,542,851
Net Assets		$ 1,592,499,230

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,658,888 ÷ 3,778,901 shares)		$ 17.64

Maximum offering price per share (100/94.25 of $17.64)		$ 18.72
Class T: Net Asset Value and redemption price per share ($17,689,785 ÷ 1,007,628 shares)		$ 17.56

Maximum offering price per share (100/96.50 of $17.56)		$ 18.20
Class B: Net Asset Value and offering price per share ($2,463,124 ÷ 140,379 shares)A		$ 17.55

Class C: Net Asset Value and offering price per share ($30,716,550 ÷ 1,768,788 shares)A		$ 17.37

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($1,433,195,640 ÷ 80,556,555 shares)		$ 17.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,775,243 ÷ 2,354,205 shares)		$ 17.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 447
Income from Fidelity Central Funds		28,838,106
Total income		28,838,553

Expenses
Management fee	$ 8,124,523
Transfer agent fees	2,263,807
Distribution and service plan fees	568,205
Accounting fees and expenses	462,838
Custodian fees and expenses	2,081
Independent trustees' compensation	5,977
Registration fees	130,910
Audit	37,755
Legal	4,999
Miscellaneous	9,268
Total expenses before reductions	11,610,363
Expense reductions	(33,945)	11,576,418
Net investment income (loss)		17,262,135
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,561
Fidelity Central Funds	15,886,527
Futures contracts	3,132,261
Total net realized gain (loss)		19,043,349
Change in net unrealized appreciation (depreciation) on: Investment securities	113,023,627
Futures contracts	(400,454)
Total change in net unrealized appreciation (depreciation)		112,623,173
Net gain (loss)		131,666,522
Net increase (decrease) in net assets resulting from operations		$ 148,928,657

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,262,135	$ 11,909,296
Net realized gain (loss)	19,043,349	27,372,753
Change in net unrealized appreciation (depreciation)	112,623,173	143,262,072
Net increase (decrease) in net assets resulting from operations	148,928,657	182,544,121
Distributions to shareholders from net investment income	(12,072,498)	(10,099,876)
Distributions to shareholders from net realized gain	(32,360,551)	(1,420,708)
Total distributions	(44,433,049)	(11,520,584)
Share transactions - net increase (decrease)	252,813,012	249,844,889
Total increase (decrease) in net assets	357,308,620	420,868,426

Net Assets
Beginning of period	1,235,190,610	814,322,184
End of period (including undistributed net investment income of $14,778,904 and undistributed net investment income of $9,558,733, respectively)	$ 1,592,499,230	$ 1,235,190,610

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.38	$ 14.03	$ 11.62	$ 12.23	$ 11.18
Income from Investment Operations
Net investment income (loss) C	.16	.14	.14	.13	.11
Net realized and unrealized gain (loss)	1.64	2.38	2.43	(.58)	1.06
Total from investment operations	1.80	2.52	2.57	(.45)	1.17
Distributions from net investment income	(.11)	(.14)	(.14)	(.13)	(.11)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.54) I	(.17) G	(.16)	(.16)	(.12) H
Net asset value, end of period	$ 17.64	$ 16.38	$ 14.03	$ 11.62	$ 12.23
Total ReturnA, B	11.24%	18.14%	22.30%	(3.85)%	10.56%
Ratios to Average Net Assets D, F
Expenses before reductions	1.04%	1.05%	1.08%	1.10%	1.10%
Expenses net of fee waivers, if any	1.04%	1.05%	1.08%	1.10%	1.10%
Expenses net of all reductions	1.04%	1.03%	1.07%	1.08%	1.08%
Net investment income (loss)	.92%	.91%	1.07%	1.00%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,659	$ 82,805	$ 66,048	$ 50,854	$ 45,550
Portfolio turnover rateE	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

I Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.32	$ 13.97	$ 11.58	$ 12.19	$ 11.14
Income from Investment Operations
Net investment income (loss) C	.11	.09	.10	.10	.08
Net realized and unrealized gain (loss)	1.63	2.38	2.41	(.58)	1.06
Total from investment operations	1.74	2.47	2.51	(.48)	1.14
Distributions from net investment income	(.08)	(.10)	(.10)	(.10)	(.08)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.50)	(.12)	(.12)	(.13)	(.09) G
Net asset value, end of period	$ 17.56	$ 16.32	$ 13.97	$ 11.58	$ 12.19
Total ReturnA, B	10.92%	17.85%	21.86%	(4.08)%	10.33%
Ratios to Average Net Assets D, F
Expenses before reductions	1.33%	1.35%	1.36%	1.35%	1.36%
Expenses net of fee waivers, if any	1.33%	1.35%	1.36%	1.35%	1.36%
Expenses net of all reductions	1.33%	1.33%	1.35%	1.33%	1.33%
Net investment income (loss)	.63%	.61%	.80%	.75%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,690	$ 13,606	$ 10,604	$ 8,449	$ 7,154
Portfolio turnover rateE	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.29	$ 13.94	$ 11.53	$ 12.12	$ 11.09
Income from Investment Operations
Net investment income (loss) C	.02	.01	.03	.02	.01
Net realized and unrealized gain (loss)	1.64	2.38	2.41	(.57)	1.06
Total from investment operations	1.66	2.39	2.44	(.55)	1.07
Distributions from net investment income	-	(.02)	(.01)	(.01)	(.03)
Distributions from net realized gain	(.40)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.40)	(.04)	(.03)	(.04)	(.04) G
Net asset value, end of period	$ 17.55	$ 16.29	$ 13.94	$ 11.53	$ 12.12
Total ReturnA, B	10.37%	17.19%	21.24%	(4.60)%	9.70%
Ratios to Average Net Assets D, F
Expenses before reductions	1.83%	1.88%	1.91%	1.91%	1.94%
Expenses net of fee waivers, if any	1.83%	1.88%	1.91%	1.91%	1.93%
Expenses net of all reductions	1.83%	1.86%	1.89%	1.89%	1.91%
Net investment income (loss)	.13%	.08%	.25%	.18%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,463	$ 3,071	$ 2,996	$ 2,898	$ 3,798
Portfolio turnover rateE	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.16	$ 13.85	$ 11.47	$ 12.10	$ 11.08
Income from Investment Operations
Net investment income (loss) C	.03	.02	.04	.03	.02
Net realized and unrealized gain (loss)	1.61	2.35	2.41	(.58)	1.06
Total from investment operations	1.64	2.37	2.45	(.55)	1.08
Distributions from net investment income	(.01)	(.04)	(.05)	(.05)	(.04)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.43)	(.06)	(.07)	(.08)	(.06)
Net asset value, end of period	$ 17.37	$ 16.16	$ 13.85	$ 11.47	$ 12.10
Total ReturnA, B	10.37%	17.22%	21.44%	(4.62)%	9.75%
Ratios to Average Net Assets D, F
Expenses before reductions	1.81%	1.84%	1.84%	1.84%	1.87%
Expenses net of fee waivers, if any	1.81%	1.83%	1.84%	1.84%	1.87%
Expenses net of all reductions	1.81%	1.81%	1.83%	1.82%	1.84%
Net investment income (loss)	.15%	.13%	.32%	.26%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,717	$ 21,781	$ 17,243	$ 13,379	$ 9,945
Portfolio turnover rateE	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.52	$ 14.14	$ 11.72	$ 12.31	$ 11.24
Income from Investment Operations
Net investment income (loss) B	.21	.18	.18	.17	.14
Net realized and unrealized gain (loss)	1.65	2.40	2.43	(.58)	1.07
Total from investment operations	1.86	2.58	2.61	(.41)	1.21
Distributions from net investment income	(.17)	(.18)	(.17)	(.15)	(.12)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.59)	(.20)	(.19)	(.18)	(.14)
Net asset value, end of period	$ 17.79	$ 16.52	$ 14.14	$ 11.72	$ 12.31
Total ReturnA	11.54%	18.52%	22.53%	(3.51)%	10.81%
Ratios to Average Net Assets C, E
Expenses before reductions	.74%	.77%	.81%	.82%	.86%
Expenses net of fee waivers, if any	.74%	.77%	.81%	.82%	.86%
Expenses net of all reductions	.74%	.75%	.80%	.80%	.84%
Net investment income (loss)	1.21%	1.19%	1.35%	1.27%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,433,196	$ 1,100,838	$ 706,722	$ 557,908	$ 592,472
Portfolio turnover rateD	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.48	$ 14.11	$ 11.69	$ 12.30	$ 11.24
Income from Investment Operations
Net investment income (loss) B	.21	.18	.18	.17	.14
Net realized and unrealized gain (loss)	1.64	2.39	2.43	(.59)	1.07
Total from investment operations	1.85	2.57	2.61	(.42)	1.21
Distributions from net investment income	(.16)	(.17)	(.17)	(.16)	(.14)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)
Total distributions	(.59) H	(.20) F	(.19)	(.19)	(.15) G
Net asset value, end of period	$ 17.74	$ 16.48	$ 14.11	$ 11.69	$ 12.30
Total ReturnA	11.49%	18.45%	22.60%	(3.58)%	10.89%
Ratios to Average Net Assets C, E
Expenses before reductions	.76%	.79%	.81%	.81%	.83%
Expenses net of fee waivers, if any	.76%	.79%	.81%	.81%	.83%
Expenses net of all reductions	.76%	.77%	.79%	.79%	.80%
Net investment income (loss)	1.19%	1.17%	1.35%	1.29%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,775	$ 13,088	$ 10,710	$ 8,600	$ 6,351
Portfolio turnover rateD	14%	22%	21%	20%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .15%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

H Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2014

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.15%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures Repurchase Agreements	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .01%

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	Less than .01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2014, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%	$ 4,827,190,307	$ 208,763,701	$ (8,977,322)	$ 199,786,379
Fidelity Asset Manager 30%	780,685,802	38,153,433	(2,822,273)	35,331,160
Fidelity Asset Manager 40%	783,278,836	45,251,192	(4,002,847)	41,248,345
Fidelity Asset Manager 50%	7,414,962,399	824,493,296	(100,409,875)	724,083,421
Fidelity Asset Manager 60%	1,194,550,480	107,689,553	(5,186,097)	102,503,456
Fidelity Asset Manager 70%	3,571,536,743	565,924,445	(114,817,627)	451,106,818
Fidelity Asset Manager 85%	1,407,754,162	214,455,752	(29,179,051)	185,276,701

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 51,862,519	$ 96,472,178	$ 199,786,379
Fidelity Asset Manager 30%	7,291,000	15,038,961	35,331,160
Fidelity Asset Manager 40%	9,656,083	16,928,421	41,248,345
Fidelity Asset Manager 50%	173,275,834	335,792,663	724,083,421
Fidelity Asset Manager 60%	30,832,727	43,353,779	102,503,456
Fidelity Asset Manager 70%	92,694,072	231,378,380	451,106,818
Fidelity Asset Manager 85%	46,648,621	80,426,947	185,276,701

The tax character of distributions paid was as follows:

September 30, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 91,224,403	$ 88,160,063	$ 179,384,466
Fidelity Asset Manager 30%	12,558,280	10,215,022	22,773,302
Fidelity Asset Manager 40%	13,530,571	12,216,082	25,746,653
Fidelity Asset Manager 50%	206,203,105	305,719,727	511,922,832
Fidelity Asset Manager 60%	23,947,402	30,876,269	54,823,671
Fidelity Asset Manager 70%	52,740,505	-	52,740,505
Fidelity Asset Manager 85%	21,096,710	23,336,339	44,433,049
September 30, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 110,262,124	$ 50,463,341	$ 160,725,465
Fidelity Asset Manager 30%	9,568,850	4,107,452	13,676,302
Fidelity Asset Manager 40%	6,811,798	3,459,125	10,270,923
Fidelity Asset Manager 50%	106,854,286	-	106,854,286
Fidelity Asset Manager 60%	8,993,435	5,856,740	14,850,175
Fidelity Asset Manager 70%	46,448,978	-	46,448,978
Fidelity Asset Manager 85%	11,520,584	-	11,520,584

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 7,648,299	$ (391,639)
Totals (a)	$ 7,648,299	$ (391,639)
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 999,546	$ (32,074)
Totals (a)	$ 999,546	$ (32,074)
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 1,065,817	$ (72,588)
Totals (a)	$ 1,065,817	$ (72,588)
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 14,078,933	$ (1,144,532)
Totals (a)	$ 14,078,933	$ (1,144,532)
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 2,146,442	$ (234,306)
Totals (a)	$ 2,146,442	$ (234,306)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 6,380,519	$ (415,302)
Totals (a)	$ 6,380,519	$ (415,302)
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 3,132,261	$ (400,454)
Totals (a)	$ 3,132,261	$ (400,454)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	486,789,667	676,272,859
Fidelity Asset Manager 30%	217,196,229	83,680,820
Fidelity Asset Manager 40%	283,577,175	71,392,377
Fidelity Asset Manager 50%	738,258,919	939,706,222
Fidelity Asset Manager 60%	387,455,952	122,142,937
Fidelity Asset Manager 70%	646,696,695	476,448,731
Fidelity Asset Manager 85%	440,666,998	210,128,471

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 100,989	$ 1,908
Class T	.25%	.25%	100,194	160
Class B	.75%	.25%	24,541	18,449
Class C	.75%	.25%	250,070	52,544
			$ 475,794	$ 73,061

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Asset Manager 30%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 44,317	$ 1,659
Class T	.25%	.25%	41,012	-
Class B	.75%	.25%	9,907	7,628
Class C	.75%	.25%	148,295	51,205
			$ 243,531	$ 60,492
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 51,596	$ 4,827
Class T	.25%	.25%	37,926	87
Class B	.75%	.25%	11,372	8,537
Class C	.75%	.25%	130,865	40,105
			$ 231,759	$ 53,556
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 180,950	$ 13,783
Class T	.25%	.25%	155,496	62
Class B	.75%	.25%	37,973	28,548
Class C	.75%	.25%	365,165	82,547
			$ 739,584	$ 124,940
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 124,739	$ 8,230
Class T	.25%	.25%	72,284	-
Class B	.75%	.25%	17,564	13,257
Class C	.75%	.25%	232,511	80,647
			$ 447,098	$ 102,134
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 343,399	$ 9,031
Class T	.25%	.25%	237,788	167
Class B	.75%	.25%	49,943	37,497
Class C	.75%	.25%	523,523	84,336
			$ 1,154,653	$ 131,031
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 189,813	$ 3,956
Class T	.25%	.25%	81,688	11
Class B	.75%	.25%	28,327	21,326
Class C	.75%	.25%	268,377	68,430
			$ 568,205	$ 93,723

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 14,457
Class T	5,458
Class B*	2,664
Class C*	7,132
$ 29,711

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 30%	Retained by FDC
Class A	$ 16,610
Class T	4,279
Class B*	2,139
Class C*	6,373
$ 29,401
Fidelity Asset Manager 40%
Class A	$ 30,217
Class T	5,261
Class B*	333
Class C*	3,746
$ 39,557

Fidelity Asset Manager 50%
Class A	$ 55,866
Class T	10,711
Class B*	1,817
Class C*	6,032
$ 74,426
Fidelity Asset Manager 60%
Class A	$ 45,492
Class T	9,690
Class B*	2,160
Class C*	6,516
$ 63,858
Fidelity Asset Manager 70%
Class A	$ 54,692
Class T	14,271
Class B*	1,361
Class C*	8,393
$ 78,717

Fidelity Asset Manager 85%
Class A	$ 45,722
Class T	7,957
Class B*	2,866
Class C*	3,828
$ 60,373

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 52,650.13
Class T	30,849.15
Class B	3,739.15
Class C	38,767.15
Asset Manager 20%	4,046,648.08
Institutional Class	36,643.12
	$ 4,209,296

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 30%	Amount	% of Average Net Assets
Class A	$ 23,090.13
Class T	12,871.16
Class B	1,571.16
Class C	21,314.14
Asset Manager 30%	529,588.08
Institutional Class	11,937.14
	$ 600,371
Fidelity Asset Manager 40%
Class A	$ 26,586.13
Class T	10,986.14
Class B	1,504.13
Class C	18,868.14
Asset Manager 40%	527,799.08
Institutional Class	2,695.10
	$ 588,438
Fidelity Asset Manager 50%
Class A	$ 131,181.18
Class T	61,747.20
Class B	6,848.18
Class C	73,087.20
Asset Manager 50%	10,608,102.14
Institutional Class	50,454.18
	$ 10,931,419
Fidelity Asset Manager 60%
Class A	$ 88,652.18
Class T	27,856.19
Class B	3,767.21
Class C	44,177.19
Asset Manager 60%	1,231,460.12
Institutional Class	18,940.17
	$ 1,414,852
Fidelity Asset Manager 70%
Class A	$ 266,040.19
Class T	96,232.20
Class B	13,887.28
Class C	102,350.20
Asset Manager 70%	4,833,852.13
Institutional Class	68,115.18
	$ 5,380,476
Fidelity Asset Manager 85%
Class A	$ 145,734.19
Class T	38,473.24
Class B	6,640.23
Class C	57,009.21
Asset Manager 85%	1,974,114.15
Institutional Class	41,837.17
	$ 2,263,807

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Other. During the period the following Funds were reimbursed by the investment adviser for certain losses:

Amount
Fidelity Asset Manager 30%	$ 1,323
Fidelity Asset Manager 60%	3,194
Fidelity Asset Manager 70%	1,514

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 8,371
Fidelity Asset Manager 30%	1,148
Fidelity Asset Manager 40%	1,048
Fidelity Asset Manager 50%	13,321
Fidelity Asset Manager 60%	1,806
Fidelity Asset Manager 70%	6,327
Fidelity Asset Manager 85%	2,329

During the period, the Funds did not borrow on this line of credit.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 19,155	$ -
Fidelity Asset Manager 30%	5,496	2
Fidelity Asset Manager 40%	6,917	2
Fidelity Asset Manager 50%	79,376	-
Fidelity Asset Manager 60%	16,646	1
Fidelity Asset Manager 70%	57,422	-
Fidelity Asset Manager 85%	28,747	2

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Fidelity Asset Manager 20%	$ 4,237
Fidelity Asset Manager 30%	1,150
Fidelity Asset Manager 40%	990
Fidelity Asset Manager 50%	27,511
Fidelity Asset Manager 60%	1,185
Fidelity Asset Manager 70%	14,376
Fidelity Asset Manager 85%	5,196

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2014	2013
Fidelity Asset Manager 20%
From net investment income
Class A	$ 457,824	$ 479,180
Class T	174,877	153,380
Class B	9,028	7,798
Class C	96,743	73,479
Asset Manager 20%	70,415,197	63,713,389
Institutional Class	439,951	417,892
Total	$ 71,593,620	$ 64,845,118
From net realized gain
Class A	$ 933,007	$ 938,257
Class T	441,467	394,767
Class B	59,909	54,940
Class C	547,699	461,388
Asset Manager 20%	105,090,102	93,409,011
Institutional Class	718,662	621,984
Total	$ 107,790,846	$ 95,880,347
Fidelity Asset Manager 30%
From net investment income
Class A	$ 221,593	$ 135,255
Class T	78,864	53,266
Class B	4,802	3,647
Class C	80,716	36,680
Asset Manager 30%	10,862,174	6,258,064
Institutional Class	126,683	42,424
Total	$ 11,374,832	$ 6,529,336
From net realized gain
Class A	$ 275,244	$ 201,136
Class T	124,916	120,146
Class B	18,248	19,017
Class C	225,987	142,208
Asset Manager 30%	10,615,906	6,625,598
Institutional Class	138,169	38,861
Total	$ 11,398,470	$ 7,146,966
Fidelity Asset Manager 40%
From net investment income
Class A	$ 269,328	$ 158,417
Class T	82,133	39,541
Class B	6,682	1,513
Class C	82,661	19,828
Asset Manager 40%	10,151,960	5,081,687
Institutional Class	34,433	11,858
Total	$ 10,627,197	$ 5,312,844
From net realized gain
Class A	$ 452,005	$ 184,146
Class T	184,205	63,920
Class B	27,043	10,654
Class C	281,252	88,165
Asset Manager 40%	14,138,549	4,600,582
Institutional Class	36,402	10,612
Total	$ 15,119,456	$ 4,958,079

Annual Report

9. Distributions to Shareholders - continued

Years ended September 30,	2014	2013
Fidelity Asset Manager 50%
From net investment income
Class A	$ 918,247	$ 741,245
Class T	316,199	222,996
Class B	20,500	13,979
Class C	204,799	103,090
Asset Manager 50%	122,376,822	99,187,965
Institutional Class	416,666	251,043
Total	$ 124,253,233	$ 100,520,318
From net realized gain
Class A	$ 3,577,054	$ 56,331
Class T	1,490,193	20,938
Class B	194,323	3,654
Class C	1,732,377	21,738
Asset Manager 50%	379,416,820	6,215,885
Institutional Class	1,258,832	15,422
Total	$ 387,669,599	$ 6,333,968
Fidelity Asset Manager 60%
From net investment income
Class A	$ 356,588	$ 328,716
Class T	80,854	63,101
Class C	69,650	25,403
Asset Manager 60%	10,035,862	7,048,830
Institutional Class	83,544	95,899
Total	$ 10,626,498	$ 7,561,949
From net realized gain
Class A	$ 1,985,006	$ 413,664
Class T	623,199	117,788
Class B	76,551	17,787
Class C	918,282	118,551
Asset Manager 60%	40,223,730	6,524,537
Institutional Class	370,405	95,899
Total	$ 44,197,173	$ 7,288,226
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,033,151	$ 1,324,356
Class T	244,099	339,999
Class B	-	3,770
Class C	91,021	146,051
Asset Manager 70%	37,644,867	39,066,778
Institutional Class	385,345	413,566
Total	$ 39,398,483	$ 41,294,520
From net realized gain
Class A	$ 474,865	$ 208,014
Class T	164,213	71,831
Class B	8,517	12,568
Class C	182,043	65,396
Asset Manager 70%	12,380,976	4,744,953
Institutional Class	131,408	51,696
Total	$ 13,342,022	$ 5,154,458

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Years ended September 30,	2014	2013
Fidelity Asset Manager 85%
From net investment income
Class A	$ 513,103	$ 676,599
Class T	68,362	72,835
Class B	-	3,120
Class C	15,442	49,012
Asset Manager 85%	11,337,929	9,165,124
Institutional Class	137,662	133,186
Total	$ 12,072,498	$ 10,099,876
From net realized gain
Class A	$ 1,903,881	$ 114,355
Class T	366,040	17,837
Class B	71,038	4,992
Class C	593,821	29,407
Asset Manager 85%	29,066,321	1,235,747
Institutional Class	359,450	18,370
Total	$ 32,360,551	$ 1,420,708

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Fidelity Asset Manager 20%
Class A
Shares sold	783,612	1,072,310	$ 10,575,925	$ 14,229,542
Reinvestment of distributions	102,139	103,451	1,355,011	1,359,185
Shares redeemed	(1,265,498)	(1,437,277)	(17,064,545)	(19,068,299)
Net increase (decrease)	(379,747)	(261,516)	$ (5,133,609)	$ (3,479,572)
Class T
Shares sold	355,085	503,660	$ 4,797,729	$ 6,684,808
Reinvestment of distributions	40,508	35,623	536,101	467,031
Shares redeemed	(323,786)	(472,247)	(4,370,396)	(6,260,470)
Net increase (decrease)	71,807	67,036	$ 963,434	$ 891,369
Class B
Shares sold	4,405	46,709	$ 59,143	$ 618,923
Reinvestment of distributions	4,556	3,859	60,028	50,446
Shares redeemed	(58,449)	(51,804)	(785,911)	(685,608)
Net increase (decrease)	(49,488)	(1,236)	$ (666,740)	$ (16,239)
Class C
Shares sold	540,793	626,504	$ 7,269,919	$ 8,291,054
Reinvestment of distributions	43,385	35,345	571,036	461,389
Shares redeemed	(504,325)	(495,012)	(6,769,069)	(6,542,594)
Net increase (decrease)	79,853	166,837	$ 1,071,886	$ 2,209,849
Asset Manager 20%
Shares sold	76,021,177	96,013,989	$ 1,029,161,925	$ 1,277,520,736
Reinvestment of distributions	12,771,889	11,559,495	169,960,357	152,172,535
Shares redeemed	(76,287,745)	(100,546,326)	(1,032,059,057)	(1,338,047,432)
Net increase (decrease)	12,505,321	7,027,158	$ 167,063,225	$ 91,645,839
Institutional Class
Shares sold	615,962	651,514	$ 8,327,250	$ 8,663,645
Reinvestment of distributions	80,191	72,138	1,065,593	949,473
Shares redeemed	(2,100,063)	(543,569)	(28,593,681)	(7,226,120)
Net increase (decrease)	(1,403,910)	180,083	$ (19,200,838)	$ 2,386,998

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Fidelity Asset Manager 30%
Class A
Shares sold	923,824	653,584	$ 9,839,885	$ 6,686,244
Reinvestment of distributions	45,595	31,306	476,412	315,241
Shares redeemed	(356,138)	(363,052)	(3,791,452)	(3,699,867)
Net increase (decrease)	613,281	321,838	$ 6,524,845	$ 3,301,618
Class T
Shares sold	447,269	233,362	$ 4,763,848	$ 2,373,957
Reinvestment of distributions	18,376	14,971	191,659	150,319
Shares redeemed	(215,363)	(215,479)	(2,281,453)	(2,204,813)
Net increase (decrease)	250,282	32,854	$ 2,674,054	$ 319,463
Class B
Shares sold	4,974	12,613	$ 52,753	$ 128,712
Reinvestment of distributions	2,037	2,116	21,116	21,172
Shares redeemed	(28,867)	(21,474)	(305,657)	(218,847)
Net increase (decrease)	(21,856)	(6,745)	$ (231,788)	$ (68,963)
Class C
Shares sold	753,278	572,959	$ 7,967,516	$ 5,839,804
Reinvestment of distributions	28,866	17,198	298,964	171,974
Shares redeemed	(344,924)	(218,996)	(3,654,971)	(2,229,117)
Net increase (decrease)	437,220	371,161	$ 4,611,509	$ 3,782,661
Asset Manager 30%
Shares sold	30,473,306	31,117,234	$ 323,377,131	$ 318,211,749
Reinvestment of distributions	2,007,679	1,251,916	21,016,847	12,630,820
Shares redeemed	(15,412,216)	(14,550,386)	(163,792,350)	(148,859,342)
Net increase (decrease)	17,068,769	17,818,764	$ 180,601,628	$ 181,983,227
Institutional Class
Shares sold	681,438	328,145	$ 7,209,060	$ 3,369,248
Reinvestment of distributions	23,147	7,390	242,082	74,686
Shares redeemed	(346,980)	(95,257)	(3,705,898)	(981,606)
Net increase (decrease)	357,605	240,278	$ 3,745,244	$ 2,462,328
Fidelity Asset Manager 40%
Class A
Shares sold	1,263,650	732,687	$ 13,761,962	$ 7,536,895
Reinvestment of distributions	67,100	33,419	710,726	335,702
Shares redeemed	(516,001)	(650,778)	(5,611,221)	(6,748,346)
Net increase (decrease)	814,749	115,328	$ 8,861,467	$ 1,124,251
Class T
Shares sold	312,137	325,545	$ 3,392,690	$ 3,361,131
Reinvestment of distributions	21,273	9,741	224,606	97,523
Shares redeemed	(229,860)	(156,208)	(2,504,206)	(1,602,375)
Net increase (decrease)	103,550	179,078	$ 1,113,090	$ 1,856,279
Class B
Shares sold	39,096	16,536	$ 420,433	$ 171,081
Reinvestment of distributions	3,033	1,106	32,013	11,045
Shares redeemed	(6,357)	(27,889)	(68,439)	(286,480)
Net increase (decrease)	35,772	(10,247)	$ 384,007	$ (104,354)
Class C
Shares sold	727,515	336,075	$ 7,865,569	$ 3,473,006
Reinvestment of distributions	33,167	10,381	349,051	103,548
Shares redeemed	(188,102)	(149,612)	(2,035,598)	(1,532,971)
Net increase (decrease)	572,580	196,844	$ 6,179,022	$ 2,043,583

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Fidelity Asset Manager 40% - continued
Asset Manager 40%
Shares sold	34,608,489	24,119,194	$ 375,595,169	$ 247,892,288
Reinvestment of distributions	2,254,356	941,992	23,883,227	9,473,812
Shares redeemed	(13,072,865)	(11,163,945)	(142,125,758)	(114,965,823)
Net increase (decrease)	23,789,980	13,897,241	$ 257,352,638	$ 142,400,277
Institutional Class
Shares sold	381,158	70,452	$ 4,131,264	$ 729,401
Reinvestment of distributions	6,032	1,870	64,241	18,813
Shares redeemed	(110,956)	(50,222)	(1,215,238)	(520,470)
Net increase (decrease)	276,234	22,100	$ 2,980,267	$ 227,744
Fidelity Asset Manager 50%
Class A
Shares sold	1,273,404	1,449,019	$ 22,836,027	$ 24,581,030
Reinvestment of distributions	249,445	45,191	4,294,566	752,382
Shares redeemed	(1,677,065)	(1,095,633)	(30,019,672)	(18,586,263)
Net increase (decrease)	(154,216)	398,577	$ (2,889,079)	$ 6,747,149
Class T
Shares sold	421,419	663,909	$ 7,534,388	$ 11,208,621
Reinvestment of distributions	103,225	13,977	1,775,374	232,652
Shares redeemed	(346,351)	(431,674)	(6,182,970)	(7,344,423)
Net increase (decrease)	178,293	246,212	$ 3,126,792	$ 4,096,850
Class B
Shares sold	18,361	18,595	$ 327,611	$ 317,435
Reinvestment of distributions	10,446	832	179,002	13,783
Shares redeemed	(48,283)	(57,076)	(861,906)	(958,706)
Net increase (decrease)	(19,476)	(37,649)	$ (355,293)	$ (627,488)
Class C
Shares sold	690,698	740,412	$ 12,278,516	$ 12,534,043
Reinvestment of distributions	97,203	6,106	1,661,721	101,096
Shares redeemed	(383,168)	(324,505)	(6,824,826)	(5,513,484)
Net increase (decrease)	404,733	422,013	$ 7,115,411	$ 7,121,655
Asset Manager 50%
Shares sold	57,933,970	52,511,533	$ 1,036,371,244	$ 892,040,605
Reinvestment of distributions	28,194,410	6,122,585	487,561,137	102,124,495
Shares redeemed	(59,456,854)	(61,301,083)	(1,065,196,235)	(1,040,806,221)
Net increase (decrease)	26,671,526	(2,666,965)	$ 458,736,146	$ (46,641,121)
Institutional Class
Shares sold	935,462	607,378	$ 16,958,566	$ 10,245,736
Reinvestment of distributions	90,630	14,565	1,566,572	242,976
Shares redeemed	(366,630)	(317,709)	(6,589,229)	(5,403,875)
Net increase (decrease)	659,462	304,234	$ 11,935,909	$ 5,084,837
Fidelity Asset Manager 60%
Class A
Shares sold	1,668,732	1,450,767	$ 18,898,865	$ 15,389,690
Reinvestment of distributions	211,037	73,353	2,281,312	732,795
Shares redeemed	(1,003,510)	(1,442,772)	(11,382,583)	(15,452,485)
Net increase (decrease)	876,259	81,348	$ 9,797,594	$ 670,000
Class T
Shares sold	290,330	354,359	$ 3,301,821	$ 3,751,085
Reinvestment of distributions	63,652	17,437	686,165	173,843
Shares redeemed	(293,961)	(270,534)	(3,332,709)	(2,824,279)
Net increase (decrease)	60,021	101,262	$ 655,277	$ 1,100,649

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Fidelity Asset Manager 60% - continued
Class B
Shares sold	16,130	32,445	$ 181,770	$ 344,999
Reinvestment of distributions	6,303	1,682	68,266	16,834
Shares redeemed	(35,095)	(48,869)	(398,584)	(511,923)
Net increase (decrease)	(12,662)	(14,742)	$ (148,548)	$ (150,090)
Class C
Shares sold	898,639	863,812	$ 10,097,475	$ 9,144,225
Reinvestment of distributions	87,114	13,615	932,996	135,192
Shares redeemed	(373,556)	(224,211)	(4,187,695)	(2,344,110)
Net increase (decrease)	612,197	653,216	$ 6,842,776	$ 6,935,307
Asset Manager 60%
Shares sold	37,561,490	34,839,686	$ 427,371,130	$ 366,719,567
Reinvestment of distributions	4,594,576	1,340,899	49,805,206	13,422,397
Shares redeemed	(15,471,323)	(15,008,590)	(176,932,453)	(159,263,852)
Net increase (decrease)	26,684,743	21,171,995	$ 300,243,883	$ 220,878,112
Institutional Class
Shares sold	616,312	160,584	$ 7,026,647	$ 1,703,978
Reinvestment of distributions	39,401	18,042	427,103	180,782
Shares redeemed	(198,301)	(295,925)	(2,277,581)	(3,146,348)
Net increase (decrease)	457,412	(117,299)	$ 5,176,169	$ (1,261,588)
Fidelity Asset Manager 70%
Class A
Shares sold	1,318,189	1,287,419	$ 27,521,256	$ 23,452,490
Reinvestment of distributions	71,653	83,843	1,420,170	1,438,739
Shares redeemed	(1,167,187)	(1,797,709)	(24,250,163)	(32,849,347)
Net increase (decrease)	222,655	(426,447)	$ 4,691,263	$ (7,958,118)
Class T
Shares sold	412,779	339,651	$ 8,619,406	$ 6,181,137
Reinvestment of distributions	19,544	22,597	387,747	388,219
Shares redeemed	(375,976)	(582,162)	(7,801,668)	(10,591,002)
Net increase (decrease)	56,347	(219,914)	$ 1,205,485	$ (4,021,646)
Class B
Shares sold	6,369	13,127	$ 129,376	$ 236,917
Reinvestment of distributions	386	859	7,726	14,844
Shares redeemed	(100,644)	(188,800)	(2,101,481)	(3,433,038)
Net increase (decrease)	(93,889)	(174,814)	$ (1,964,379)	$ (3,181,277)
Class C
Shares sold	598,362	431,551	$ 12,381,428	$ 7,910,563
Reinvestment of distributions	12,613	11,078	249,612	190,092
Shares redeemed	(384,445)	(275,792)	(7,965,324)	(4,970,010)
Net increase (decrease)	226,530	166,837	$ 4,665,716	$ 3,130,645
Asset Manager 70%
Shares sold	29,980,573	28,246,048	$ 622,793,936	$ 516,657,613
Reinvestment of distributions	2,479,485	2,510,724	49,168,187	43,109,127
Shares redeemed	(22,888,887)	(23,977,212)	(476,948,875)	(436,891,308)
Net increase (decrease)	9,571,171	6,779,560	$ 195,013,248	$ 122,875,432
Institutional Class
Shares sold	742,363	531,511	$ 15,414,559	$ 9,726,788
Reinvestment of distributions	25,659	26,717	509,076	459,001
Shares redeemed	(489,636)	(682,888)	(10,367,886)	(12,618,227)
Net increase (decrease)	278,386	(124,660)	$ 5,555,749	$ (2,432,438)

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Fidelity Asset Manager 85%
Class A
Shares sold	1,180,141	1,422,130	$ 20,417,561	$ 21,562,311
Reinvestment of distributions	145,475	55,905	2,374,156	777,639
Shares redeemed	(2,600,568)	(1,131,712)	(44,961,802)	(17,144,798)
Net increase (decrease)	(1,274,952)	346,323	$ (22,170,085)	$ 5,195,152
Class T
Shares sold	304,656	255,386	$ 5,241,079	$ 3,800,849
Reinvestment of distributions	26,314	6,408	428,386	89,010
Shares redeemed	(156,965)	(186,981)	(2,723,840)	(2,769,038)
Net increase (decrease)	174,005	74,813	$ 2,945,625	$ 1,120,821
Class B
Shares sold	2,425	10,516	$ 41,228	$ 158,919
Reinvestment of distributions	4,022	539	65,673	7,499
Shares redeemed	(54,590)	(37,423)	(941,233)	(551,324)
Net increase (decrease)	(48,143)	(26,368)	$ (834,332)	$ (384,906)
Class C
Shares sold	612,975	379,470	$ 10,478,018	$ 5,643,922
Reinvestment of distributions	36,961	5,384	597,292	74,359
Shares redeemed	(228,986)	(282,321)	(3,902,773)	(4,132,142)
Net increase (decrease)	420,950	102,533	$ 7,172,537	$ 1,586,139
Asset Manager 85%
Shares sold	24,950,987	28,559,921	$ 432,242,884	$ 423,445,322
Reinvestment of distributions	2,430,935	731,320	39,915,946	10,238,478
Shares redeemed	(13,449,549)	(12,632,337)	(234,002,868)	(191,882,465)
Net increase (decrease)	13,932,373	16,658,904	$ 238,155,962	$ 241,801,335
Institutional Class
Shares sold	1,805,275	281,737	$ 31,863,541	$ 4,299,430
Reinvestment of distributions	29,297	10,653	479,884	148,714
Shares redeemed	(274,438)	(257,406)	(4,800,120)	(3,921,796)
Net increase (decrease)	1,560,134	34,984	$ 27,543,305	$ 526,348

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares owned
Fidelity Asset Manager 60%	28%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% as of September 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2014, or, if subsequently determined to be different, the net capital gain of such year.
Fund
Asset Manager 20%	$110,015,181
Asset Manager 30%	$16,844,860
Asset Manager 40%	$19,068,273
Asset Manager 50%	$381,246,629
Asset Manager 60%	$48,792,409
Asset Manager 70%	$231,378,379
Asset Manager 85%	$91,048,441

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Asset Manager 20%	7.70%
Asset Manager 30%	7.38%
Asset Manager 40%	6.41%
Asset Manager 50%	5.53%
Asset Manager 60%	4.74%
Asset Manager 70%	3.34%
Asset Manager 85%	1.33%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2014 to September 30, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$49,982,408
Asset Manager 30%	$8,361,444
Asset Manager 40%	$6,251,933
Asset Manager 50%	$71,703,333

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Institutional Class
Asset Manager 20%
January 2014	6%
February 2014	12%
March 2014	13%
April 2014	13%
May 2014	13%
June 2014	12%
July 2014	12%
August 2014	13%
September 2014	14%
Institutional Class
Asset Manager 30%
November 2013	15%
December 2013	14%
February 2014	18%
March 2014	19%
April 2014	17%
May 2014	18%
June 2014	17%
July 2014	16%
August 2014	16%
September 2014	18%

Institutional Class
Asset Manager 40%
December 2013	9%
April 2014	29%
July 2014	28%

Institutional Class
Asset Manager 50%
December 2013	7%
April 2014	34%
July 2014	34%

Institutional Class
Asset Manager 60%
December 2013	18%

Institutional Class
Asset Manager 70%
December 2013	36%

Institutional Class
Asset Manager 85%
December 2013	37%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Asset Manager 20%
December 2013	9%
February 2014	26%
March 2014	29%
April 2014	27%
May 2014	28%
June 2014	26%
July 2014	26%
August 2014	28%
September 2014	30%
Institutional Class
Asset Manager 30%
November 2013	15%
December 2013	18%
February 2014	40%
March 2014	40%
April 2014	37%
May 2014	38%
June 2014	38%
July 2014	36%
August 2014	36%
September 2014	38%

Institutional Class
Asset Manager 40%
December 2013	13%
April 2014	62%
July 2014	60%

Institutional Class
Asset Manager 50%
December 2013	10%
April 2014	75%
July 2014	73%

Institutional Class
Asset Manager 60%
December 2013	32%

Institutional Class
Asset Manager 70%
December 2013	66%

Institutional Class
Asset Manager 85%
December 2013	66%

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 30%

Fidelity Asset Manager 40%

Annual Report

Fidelity Asset Manager 50%

Fidelity Asset Manager 60%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 70%

Fidelity Asset Manager 85%

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each of Fidelity Asset Manager 20% and Fidelity Asset Manager 30% ranked below its competitive median for 2013.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 40% ranked below its competitive median for 2013 and the total expense ratio of Class T ranked equal to its competitive median for 2013.

Annual Report

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 50% ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each of Fidelity Asset Manager 60% and Fidelity Asset Manager 85% ranked below its competitive median for 2013, the total expense ratio of Class B of each of Fidelity Asset Manager 60% and Fidelity Asset Manager 85% ranked equal to its competitive median for 2013, and the total expense ratio of Class T of each of Fidelity Asset Manager 60% and Fidelity Asset Manager 85% ranked above its competitive median for 2013.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 70% ranked below its competitive median for 2013 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2013.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AARI-UANNPRO-1114
1.878282.106

Item 2. Code of Ethics

As of the end of the period, September 30, 2014, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for services rendered to (the "Funds"):

Services Billed by Deloitte Entities

September 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$23,000	$-	$4,700	$600
Fidelity Asset Manager 30%	$23,000	$-	$4,700	$600
Fidelity Asset Manager 40%	$23,000	$-	$4,700	$600
Fidelity Asset Manager 50%	$23,000	$-	$4,700	$600
Fidelity Asset Manager 60%	$23,000	$-	$4,700	$600
Fidelity Asset Manager 70%	$23,000	$-	$4,700	$600
Fidelity Asset Manager 85%	$23,000	$-	$4,700	$600

September 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$23,000	$-	$4,700	$500
Fidelity Asset Manager 30%	$23,000	$-	$4,700	$500
Fidelity Asset Manager 40%	$23,000	$-	$4,700	$500
Fidelity Asset Manager 50%	$23,000	$-	$4,700	$500
Fidelity Asset Manager 60%	$23,000	$-	$4,700	$500
Fidelity Asset Manager 70%	$23,000	$-	$4,700	$500
Fidelity Asset Manager 85%	$23,000	$-	$4,700	$500

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Series Broad Market Opportunities Fund (the "Fund"):

Services Billed by PwC

September 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Broad Market Opportunities Fund	$25,000	$-	$4,700	$-

September 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Broad Market Opportunities Fund	$25,000	$-	$4,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2014A	September 30, 2013A
Audit-Related Fees	$150,000	$1,115,000
Tax Fees	$-	$-
All Other Fees	$745,000	$705,000

A Amounts may reflect rounding.

Services Billed by PwC

	September 30, 2014A	September 30, 2013A
Audit-Related Fees	$3,430,000	$6,910,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2014 A	September 30, 2013 A
PwC	$4,645,000	$7,770,000
Deloitte Entities	$1,995,000	$1,965,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 26, 2014